UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,160.40	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,018.40	$ 6.59
Class T	1.53%
Actual		$ 1,000.00	$ 1,158.50	$ 8.23
Hypothetical A		$ 1,000.00	$ 1,017.30	$ 7.70
Class B	2.07%
Actual		$ 1,000.00	$ 1,156.30	$ 11.13
Hypothetical A		$ 1,000.00	$ 1,014.61	$ 10.40
Class C	2.04%
Actual		$ 1,000.00	$ 1,156.90	$ 10.97
Hypothetical A		$ 1,000.00	$ 1,014.76	$ 10.25
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,162.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.6
JPMorgan Chase & Co.	1.5	1.5
Wells Fargo & Co.	1.5	1.7
Citigroup, Inc.	1.4	0.0
The Coca-Cola Co.	1.3	1.3
General Electric Co.	1.3	1.2
Procter & Gamble Co.	1.1	0.7
Philip Morris International, Inc.	1.0	0.9
Oracle Corp.	1.0	0.9
Exxon Mobil Corp.	0.8	0.2
	13.6
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.5	17.9
Industrials	14.2	13.7
Financials	14.2	15.9
Energy	12.8	11.6
Health Care	11.1	10.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks and Investment Companies 98.7%		Stocks and Investment Companies 97.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.8%		Convertible Securities 1.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	21.5%	** Foreign investments	18.5%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Minth Group Ltd.	468,000	$ 633
Modine Manufacturing Co. (a)	63,932	1,015
Tenneco, Inc. (a)	30,158	1,259
TRW Automotive Holdings Corp. (a)	16,710	950
		3,857
Automobiles - 0.5%
Bajaj Auto Ltd.	10,706	320
Bayerische Motoren Werke AG (BMW) (d)	16,078	1,422
Harley-Davidson, Inc.	30,836	1,146
Honda Motor Co. Ltd.	14,700	560
Thor Industries, Inc.	800	26
Winnebago Industries, Inc. (a)	177,904	2,037
		5,511
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,026,000	966
Diversified Consumer Services - 0.5%
DeVry, Inc.	21,308	1,147
Grand Canyon Education, Inc. (a)	54,086	698
ITT Educational Services, Inc. (a)	9,519	655
Service Corp. International	103,000	1,182
Stewart Enterprises, Inc. Class A	193,419	1,441
Weight Watchers International, Inc.	7,500	602
		5,725
Hotels, Restaurants & Leisure - 2.1%
Accor SA (d)	31,852	1,458
Ajisen (China) Holdings Ltd.	199,000	423
Bravo Brio Restaurant Group, Inc.	56,491	1,254
Brinker International, Inc.	89,674	2,312
Club Mediterranee SA (a)	57,513	1,287
Cracker Barrel Old Country Store, Inc.	13,500	640
Denny's Corp. (a)	125,818	515
DineEquity, Inc. (a)(d)	45,207	2,430
McDonald's Corp.	25,700	2,096
NH Hoteles SA (a)(d)	113,649	923
O'Charleys, Inc. (a)	139,459	1,011
Sands China Ltd. (a)	381,600	989
Sol Melia SA (d)	53,740	669
Spur Corp. Ltd.	202,223	411
Starbucks Corp.	17,800	655
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
WMS Industries, Inc. (a)	96,008	$ 3,020
Wyndham Worldwide Corp.	39,355	1,370
		21,463
Household Durables - 0.6%
Dorel Industries, Inc. Class B (sub. vtg.)	24,100	724
Garmin Ltd.	32,000	1,091
Lennar Corp. Class A	10,700	203
Newell Rubbermaid, Inc.	59,026	1,051
Standard Pacific Corp. (a)	49,651	197
Stanley Black & Decker, Inc.	27,653	2,043
Techtronic Industries Co. Ltd.	851,000	1,042
		6,351
Leisure Equipment & Products - 0.1%
Giant Manufacturing Co. Ltd.	42,000	154
Hasbro, Inc.	25,260	1,155
		1,309
Media - 2.6%
CBS Corp. Class B	17,500	489
CC Media Holdings, Inc. Class A (a)	134,400	874
Cinemark Holdings, Inc.	24,160	525
Comcast Corp.:
Class A	5,697	144
Class A (special) (non-vtg.)	250,777	5,906
Dentsu, Inc.	19,500	525
DISH Network Corp. Class A (a)	19,800	600
DreamWorks Animation SKG, Inc. Class A (a)	39,803	952
Havas SA (d)	145,221	744
MDC Partners, Inc. Class A (sub. vtg.)	128,800	2,366
Mood Media Corp. (a)	104,800	314
Mood Media Corp. (a)(f)	192,900	520
Proto Corp.	1,100	39
Saraiva SA Livreiros Editores	6,700	145
The Walt Disney Co.	124,084	5,166
Time Warner Cable, Inc.	25,324	1,956
Time Warner, Inc.	131,768	4,800
Valassis Communications, Inc. (a)	18,239	529
		26,594
Multiline Retail - 0.9%
DSW, Inc. Class A (a)	11,117	558
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	23,875	$ 690
Maoye International Holdings Ltd.	2,221,000	1,131
Marisa Lojas SA	66,500	1,130
PPR SA	7,500	1,305
Target Corp.	101,303	5,018
		9,832
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	43,700	2,714
Asbury Automotive Group, Inc. (a)	47,300	795
Best Buy Co., Inc.	35,221	1,119
Big 5 Sporting Goods Corp.	44,200	420
Carphone Warehouse Group PLC (a)	142,226	913
Casual Male Retail Group, Inc. (a)	192,201	836
Fast Retailing Co. Ltd.	3,600	526
Foot Locker, Inc.	68,727	1,714
Foschini Ltd.	103,100	1,319
GOME Electrical Appliances Holdings Ltd.	584,000	230
Guess?, Inc.	24,615	1,125
Hengdeli Holdings Ltd.	2,296,000	1,346
Home Depot, Inc.	33,007	1,197
Lowe's Companies, Inc.	197,374	4,765
Lumber Liquidators Holdings, Inc. (a)	25,004	674
MarineMax, Inc. (a)	69,864	581
Office Depot, Inc. (a)	11,892	50
OfficeMax, Inc. (a)	113,900	952
SuperGroup PLC (a)	38,868	711
Urban Outfitters, Inc. (a)	53,063	1,616
		23,603
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	2,116,000	609
Christian Dior SA	854	132
G-III Apparel Group Ltd. (a)	37,165	1,595
Peak Sport Products Co. Ltd.	648,000	472
Phillips-Van Heusen Corp.	28,661	1,891
		4,699
TOTAL CONSUMER DISCRETIONARY		109,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	29,144	$ 1,762
Britvic PLC	162,606	1,167
Carlsberg A/S Series B	13,200	1,526
Dr Pepper Snapple Group, Inc.	42,915	1,768
Grupo Modelo SAB de CV Series C	210,300	1,339
PepsiCo, Inc.	27,431	1,951
Radico Khaitan Ltd.	9,953	29
The Coca-Cola Co.	201,134	13,438
		22,980
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	26,197	1,086
CVS Caremark Corp.	149,167	5,771
Droga Raia SA	33,400	593
Drogasil SA	68,400	486
Eurocash SA	43,142	456
Kroger Co.	71,604	1,777
Susser Holdings Corp. (a)	80,800	1,159
Sysco Corp.	6,785	219
Wal-Mart Stores, Inc.	96,757	5,343
Walgreen Co.	96,801	4,223
		21,113
Food Products - 2.0%
Archer Daniels Midland Co.	81,306	2,635
Calavo Growers, Inc.	56,035	1,241
Chiquita Brands International, Inc. (a)	28,117	419
Danone	17,000	1,246
Diamond Foods, Inc.	32,600	2,426
Flowers Foods, Inc. (d)	29,809	994
Global Dairy Holdings Ltd.	582,000	230
Green Mountain Coffee Roasters, Inc. (a)	36,600	3,015
Kraft Foods, Inc. Class A	123,883	4,332
Nestle SA	47,949	3,078
Sara Lee Corp.	66,108	1,292
Shenguan Holdings Group Ltd.	190,000	257
		21,165
Household Products - 1.4%
Procter & Gamble Co.	164,950	11,052
Reckitt Benckiser Group PLC	21,000	1,187
Spectrum Brands Holdings, Inc. (a)	25,772	927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Unicharm Corp.	30,600	$ 1,240
Youyuan International Holdings Ltd.	810,000	434
		14,840
Personal Products - 0.5%
Avon Products, Inc.	61,844	1,837
BaWang International (Group) Holding Ltd.	1,038,000	256
Biostime International Holdings Ltd.	115,000	237
Estee Lauder Companies, Inc. Class A	12,075	1,238
Hengan International Group Co. Ltd.	88,500	763
USANA Health Sciences, Inc. (a)(d)	14,398	423
		4,754
Tobacco - 1.3%
British American Tobacco PLC (United Kingdom)	22,200	996
Imperial Tobacco Group PLC	36,730	1,315
Japan Tobacco, Inc.	13	50
Philip Morris International, Inc.	146,640	10,521
		12,882
TOTAL CONSUMER STAPLES		97,734
ENERGY - 12.8%
Energy Equipment & Services - 4.2%
Aker Drilling ASA (a)	118,700	381
Aker Solutions ASA	137,257	3,033
Baker Hughes, Inc.	46,061	3,405
Cal Dive International, Inc. (a)	87,416	569
Cameron International Corp. (a)	30,565	1,457
Cathedral Energy Services Ltd.	114,200	872
Halliburton Co.	111,925	5,613
Helmerich & Payne, Inc.	3,200	201
Hornbeck Offshore Services, Inc. (a)	2,800	76
ION Geophysical Corp. (a)	202,694	2,045
National Oilwell Varco, Inc.	102,888	7,468
Noble Corp.	34,279	1,435
Saipem SpA	27,074	1,428
Schlumberger Ltd.	91,554	7,848
Superior Energy Services, Inc. (a)	11,906	446
Transocean Ltd. (United States)	32,821	2,275
Trinidad Drilling Ltd.	24,300	275
Unit Corp. (a)	18,822	1,084
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Vantage Drilling Co. (a)	536,734	$ 1,073
Weatherford International Ltd. (a)	130,953	2,589
		43,573
Oil, Gas & Consumable Fuels - 8.6%
Americas Petrogas, Inc. (a)	193,000	418
Americas Petrogas, Inc. (a)(e)	217,500	471
Anadarko Petroleum Corp.	34,282	2,726
Apache Corp.	32,214	4,014
Berry Petroleum Co. Class A	15,605	818
BP PLC sponsored ADR	64,000	2,959
BPZ Energy, Inc. (a)(d)	118,961	521
C&C Energia Ltd.	55,600	717
Chesapeake Energy Corp.	94,132	2,950
Chevron Corp.	67,685	7,101
Crown Point Ventures Ltd. (a)	63,600	135
Crown Point Ventures Ltd. (a)(e)	143,900	304
CVR Energy, Inc. (a)	124,857	2,729
Denbury Resources, Inc. (a)	70,965	1,558
Double Eagle Petroleum Co. (a)	68,029	493
EOG Resources, Inc.	20,415	2,228
EV Energy Partners LP	12,100	670
Exxon Mobil Corp.	102,912	8,590
Gran Tierra Energy, Inc. (a)	65,600	474
Gulfport Energy Corp. (a)	34,022	1,007
Holly Corp.	55,256	3,443
InterOil Corp. (a)(d)	25,347	1,546
Kodiak Oil & Gas Corp. (a)(d)	135,693	929
Kosmos Energy Ltd.	27,800	532
Madalena Ventures, Inc. (a)	270,500	193
Marathon Oil Corp.	69,913	3,787
Massey Energy Co.	19,611	1,294
Niko Resources Ltd.	12,600	1,044
Noble Energy, Inc.	20,116	1,875
Northern Oil & Gas, Inc. (a)(d)	205,710	4,135
OAO Gazprom sponsored ADR	98,700	1,456
Occidental Petroleum Corp.	46,959	5,065
OGX Petroleo e Gas Participacoes SA (a)	2,000	20
Painted Pony Petroleum Ltd. (a)(e)	11,000	138
Painted Pony Petroleum Ltd. Class A (a)	5,900	74
Paladin Energy Ltd. (Australia) (a)	326,637	1,098
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan Orient Energy Corp. (a)	87,200	$ 490
PetroBakken Energy Ltd. Class A (d)	27,568	471
Petrofrontier Corp.	15,700	49
Petrohawk Energy Corp. (a)	91,611	2,425
Petroleum Development Corp. (a)	20,232	735
Progress Energy Resources Corp. (a)(e)	28,100	402
Resolute Energy Corp. (a)	89,899	1,564
Rodinia Oil Corp.	14,100	26
Suncor Energy, Inc.	27,680	1,156
TAG Oil Ltd. (a)	87,500	578
Talisman Energy, Inc.	66,800	1,411
Targa Resources Corp.	14,400	503
Tesoro Corp. (a)	90,575	2,210
Tourmaline Oil Corp. (a)	9,000	279
Tourmaline Oil Corp. (a)(e)	18,700	579
Valero Energy Corp.	95,802	2,635
Voyager Oil & Gas, Inc. (a)	231,508	706
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	117
Western Refining, Inc. (a)	23,395	408
Whiting Petroleum Corp. (a)	39,176	2,629
Williams Companies, Inc.	88,077	2,765
		89,650
TOTAL ENERGY		133,223
FINANCIALS - 13.8%
Capital Markets - 2.2%
American Capital Ltd. (a)	45,977	455
Ashmore Group PLC	142,900	892
Bank of New York Mellon Corp.	82,532	2,320
BlackRock, Inc. Class A	5,222	1,073
FXCM, Inc. Class A (d)	31,800	315
Goldman Sachs Group, Inc.	38,234	5,381
GP Investments Ltd. (depositary receipt) (a)	251,809	1,028
ICAP PLC	100,300	799
Internet Capital Group, Inc. (a)	54,458	710
Invesco Ltd.	62,932	1,553
Medley Capital Corp.	19,000	223
Morgan Stanley	193,358	4,672
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	49,160	$ 2,250
TD Ameritrade Holding Corp.	48,394	1,043
		22,714
Commercial Banks - 3.1%
Associated Banc-Corp.	109,321	1,540
Banco Pine SA	75,300	619
CapitalSource, Inc.	540,255	3,495
Comerica, Inc.	18,925	683
Commercial Bank of Qatar GDR (Reg. S)	109,321	434
Credicorp Ltd. (NY Shares)	3,200	324
Guaranty Trust Bank PLC GDR (Reg. S)	59,095	368
Huntington Bancshares, Inc.	178,501	1,178
Intesa Sanpaolo SpA	103,089	267
Intesa Sanpaolo SpA rights 6/10/11 (a)	123,119	22
Itau Unibanco Banco Multiplo SA ADR (a)(e)	25,600	584
KeyCorp	75,296	638
Lloyds Banking Group PLC (a)	622,200	533
Regions Financial Corp.	286,205	2,021
SunTrust Banks, Inc.	36,218	1,019
Susquehanna Bancshares, Inc.	83,418	727
SVB Financial Group (a)	40,062	2,379
Wells Fargo & Co.	542,343	15,386
		32,217
Consumer Finance - 0.8%
American Express Co.	74,822	3,861
Capital One Financial Corp.	12,012	653
Discover Financial Services	85,062	2,028
Imperial Holdings, Inc. (a)(d)	43,766	441
SLM Corp.	67,896	1,157
		8,140
Diversified Financial Services - 3.5%
Citigroup, Inc.	342,873	14,109
CME Group, Inc.	5,593	1,598
Deutsche Boerse AG	12,339	972
Infrastructure Development Finance Co. Ltd.	224,445	708
JPMorgan Chase & Co.	360,050	15,569
PICO Holdings, Inc. (a)	117,551	3,507
		36,463
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.8%
AEGON NV (a)	191,600	$ 1,343
AFLAC, Inc.	50,806	2,428
American Equity Investment Life Holding Co.	46,100	599
Assured Guaranty Ltd.	222,632	3,789
Berkshire Hathaway, Inc. Class B (a)	30,376	2,402
Genworth Financial, Inc. Class A (a)	297,323	3,303
Lincoln National Corp.	47,600	1,397
MetLife, Inc.	61,300	2,703
Prudential Financial, Inc.	17,700	1,129
		19,093
Real Estate Investment Trusts - 1.7%
Beni Stabili SpA SIIQ	437,900	473
Boston Properties, Inc.	11,709	1,269
Campus Crest Communities, Inc.	33,112	424
CBL & Associates Properties, Inc.	153,200	2,948
Douglas Emmett, Inc.	7,891	166
Education Realty Trust, Inc.	77,000	670
Franklin Street Properties Corp.	57,200	783
HCP, Inc.	11,700	444
ProLogis Trust	158,100	2,618
Public Storage	12,013	1,422
SL Green Realty Corp.	27,400	2,466
Ventas, Inc.	10,800	609
Weyerhaeuser Co.	158,375	3,411
		17,703
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	150,255	3,971
Forest City Enterprises, Inc. Class A (a)	55,969	1,073
Iguatemi Empresa de Shopping Centers SA	40,600	1,043
Kenedix, Inc. (a)	4,390	771
The St. Joe Co. (a)	4,000	87
		6,945
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	9,900	90
TOTAL FINANCIALS		143,365
HEALTH CARE - 11.0%
Biotechnology - 3.0%
Acorda Therapeutics, Inc. (a)	36,600	1,202
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	25,400	$ 1,204
Amgen, Inc. (a)	83,641	5,064
Amylin Pharmaceuticals, Inc. (a)	57,420	798
Ardea Biosciences, Inc. (a)	73,263	1,831
ARIAD Pharmaceuticals, Inc. (a)	179,442	1,558
ArQule, Inc. (a)	41,300	298
AVEO Pharmaceuticals, Inc. (a)	71,855	1,317
AVEO Pharmaceuticals, Inc. (a)(f)	27,497	504
Biogen Idec, Inc. (a)	29,462	2,791
Dynavax Technologies Corp. (a)	252,887	698
Gilead Sciences, Inc. (a)	27,892	1,164
Human Genome Sciences, Inc. (a)	36,000	985
ImmunoGen, Inc. (a)	36,800	447
InterMune, Inc. (a)	19,495	725
Micromet, Inc. (a)	102,900	637
NPS Pharmaceuticals, Inc. (a)	53,863	515
PDL BioPharma, Inc.	99,200	659
SIGA Technologies, Inc. (a)	139,327	1,942
Theravance, Inc. (a)	127,334	3,327
Thrombogenics NV (a)	37,733	1,102
United Therapeutics Corp. (a)	20,300	1,311
ZIOPHARM Oncology, Inc. (a)	127,116	905
		30,984
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	52,341	3,115
Boston Scientific Corp. (a)	180,100	1,293
C. R. Bard, Inc.	21,490	2,402
Conceptus, Inc. (a)	18,200	232
Covidien PLC	60,602	3,333
GN Store Nordic AS	81,926	815
Kinetic Concepts, Inc. (a)	35,069	2,081
Orthofix International NV (a)	41,781	1,706
Sirona Dental Systems, Inc. (a)	27,700	1,497
Symmetry Medical, Inc. (a)	47,096	481
William Demant Holding A/S (a)	11,300	1,069
Zimmer Holdings, Inc. (a)	17,500	1,186
		19,210
Health Care Providers & Services - 2.8%
Accretive Health, Inc.	800	19
AmerisourceBergen Corp.	18,999	783
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	135,300	$ 3,492
Catalyst Health Solutions, Inc. (a)	31,442	1,919
CIGNA Corp.	87,525	4,367
Community Health Systems, Inc. (a)	19,900	570
DaVita, Inc. (a)	16,073	1,351
Diagnosticos da America SA	121,000	1,719
Emeritus Corp. (a)	42,663	998
Express Scripts, Inc. (a)	79,000	4,705
Fresenius Medical Care AG & Co. KGaA	22,117	1,601
McKesson Corp.	32,894	2,816
Medco Health Solutions, Inc. (a)	66,950	4,008
Sun Healthcare Group, Inc. (a)	76,904	767
Sunrise Senior Living, Inc. (a)	9,504	94
Universal Health Services, Inc. Class B	6,300	343
		29,552
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	31,395	631
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	92,674	4,622
Lonza Group AG	10,005	865
Thermo Fisher Scientific, Inc. (a)	32,953	2,157
		7,644
Pharmaceuticals - 2.5%
Auxilium Pharmaceuticals, Inc. (a)	22,900	513
Cadence Pharmaceuticals, Inc. (a)(d)	280,058	2,700
Cardiome Pharma Corp. (a)	69,471	365
Columbia Laboratories, Inc. (a)	77,400	273
GlaxoSmithKline PLC	112,100	2,437
GlaxoSmithKline PLC sponsored ADR	50,952	2,214
Merck & Co., Inc.	228,362	8,392
Novo Nordisk A/S Series B	19,045	2,393
Roche Holding AG (participation certificate)	2,143	377
Sanofi-Aventis	3,966	314
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,481	1,857
Valeant Pharmaceuticals International, Inc. (Canada)	49,900	2,616
Watson Pharmaceuticals, Inc. (a)	17,509	1,127
		25,578
TOTAL HEALTH CARE		113,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.)	320,100	$ 2,230
DigitalGlobe, Inc. (a)	36,638	902
Esterline Technologies Corp. (a)	14,768	1,117
GeoEye, Inc. (a)	89,591	2,972
Goodrich Corp.	23,699	2,069
Honeywell International, Inc.	57,217	3,407
Meggitt PLC	391,735	2,364
Precision Castparts Corp.	23,198	3,644
Raytheon Co.	47,712	2,404
Safran SA	15,900	646
Textron, Inc.	149,914	3,430
The Boeing Co.	3,600	281
United Technologies Corp.	82,947	7,280
		32,746
Airlines - 0.2%
Copa Holdings SA Class A	13,503	844
United Continental Holdings, Inc. (a)	56,990	1,376
		2,220
Building Products - 0.6%
Armstrong World Industries, Inc.	24,560	1,179
Masco Corp.	155,925	2,222
Owens Corning (a)	58,375	2,230
Quanex Building Products Corp.	27,584	547
		6,178
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)	11,153	257
KAR Auction Services, Inc. (a)	11,650	244
Knoll, Inc.	54,987	1,055
Pitney Bowes, Inc. (d)	21,163	506
Republic Services, Inc.	61,900	1,951
Schawk, Inc. Class A	19,897	346
Steelcase, Inc. Class A	131,743	1,432
Swisher Hygiene, Inc. (a)(f)	202,331	1,202
The Geo Group, Inc. (a)	43,358	1,066
		8,059
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	1,200	34
Chiyoda Corp.	169,000	1,844
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Dycom Industries, Inc. (a)	75,437	$ 1,289
Fluor Corp.	47,811	3,296
Foster Wheeler AG (a)	117,337	4,020
Great Lakes Dredge & Dock Corp.	60,117	365
Jacobs Engineering Group, Inc. (a)	11,925	549
MasTec, Inc. (a)	35,000	737
MYR Group, Inc. (a)	36,338	819
Shaw Group, Inc. (a)	80,076	2,925
SNC-Lavalin Group, Inc.	11,100	653
		16,531
Electrical Equipment - 1.3%
Alstom SA	36,009	2,229
AMETEK, Inc.	26,117	1,136
Cooper Industries PLC Class A	17,210	1,082
Emerson Electric Co.	44,024	2,402
Fushi Copperweld, Inc. (a)	56,566	380
GrafTech International Ltd. (a)	58,168	1,230
Prysmian SpA	60,100	1,270
Regal-Beloit Corp.	22,862	1,577
Schneider Electric SA	9,030	1,489
Zumtobel AG	37,286	1,168
		13,963
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	21,620	1,051
Cookson Group PLC	101,645	1,150
General Electric Co.	662,912	13,020
Koninklijke Philips Electronics NV	49,100	1,367
Rheinmetall AG	22,100	1,901
Siemens AG sponsored ADR	6,252	837
		19,326
Machinery - 1.6%
Actuant Corp. Class A	55,673	1,400
Charter International PLC	29,627	380
Commercial Vehicle Group, Inc. (a)	14,139	219
Cummins, Inc.	9,890	1,041
Danaher Corp.	21,417	1,168
Dover Corp.	16,543	1,112
Fiat Industrial SpA (a)	123,200	1,620
Hardinge, Inc.	9,497	103
Ingersoll-Rand Co. Ltd.	61,618	3,075
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Jain Irrigation Systems Ltd.	47,678	$ 178
Manitowoc Co., Inc.	22,996	414
Navistar International Corp. (a)	69,100	4,552
Pall Corp.	26,221	1,471
SmartHeat, Inc. (a)(d)	93,970	171
		16,904
Professional Services - 0.7%
CBIZ, Inc. (a)	69,587	532
FTI Consulting, Inc. (a)	28,297	1,080
IHS, Inc. Class A (a)	2,600	228
Kforce, Inc. (a)	22,618	305
Robert Half International, Inc.	47,100	1,299
SFN Group, Inc. (a)	32,554	338
SR Teleperformance SA	39,800	1,360
Towers Watson & Co.	26,205	1,663
		6,805
Road & Rail - 2.0%
Arkansas Best Corp.	25,600	627
Con-way, Inc.	39,904	1,577
CSX Corp.	79,400	6,296
Hertz Global Holdings, Inc. (a)	63,459	1,025
Norfolk Southern Corp.	28,740	2,107
Saia, Inc. (a)	81,980	1,288
Tegma Gestao Logistica	11,100	178
Union Pacific Corp.	67,871	7,124
Universal Truckload Services, Inc. (a)	50,676	830
		21,052
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	56,400	601
DXP Enterprises, Inc. (a)	19,406	503
Kaman Corp.	33,105	1,194
Mills Estruturas e Servicos de Engenharia SA	28,000	374
Mitsui & Co. Ltd.	17,800	304
Rush Enterprises, Inc. Class A (a)	49,238	983
		3,959
TOTAL INDUSTRIALS		147,743
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.1%
Alcatel-Lucent SA sponsored ADR (a)	190,444	$ 1,080
Calix Networks, Inc. (a)	119,213	2,571
Cisco Systems, Inc.	428,982	7,207
Comverse Technology, Inc. (a)	235,693	1,751
Juniper Networks, Inc. (a)	105,138	3,849
QUALCOMM, Inc.	50,057	2,933
Tekelec (a)	75,300	685
ViaSat, Inc. (a)	26,228	1,161
		21,237
Computers & Peripherals - 3.5%
Apple, Inc. (a)	79,961	27,807
EMC Corp. (a)	1,600	46
Hewlett-Packard Co.	214,951	8,035
		35,888
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	13,114	585
Avnet, Inc. (a)	92,541	3,350
Corning, Inc.	152,400	3,071
Funtalk China Holdings Ltd. (a)	192,839	1,280
HLS Systems International Ltd. (a)	47,099	414
Ingram Micro, Inc. Class A (a)	18,612	354
Itron, Inc. (a)	4,329	222
Jabil Circuit, Inc.	15,065	325
Keyence Corp.	3,300	869
Molex, Inc. (d)	61,295	1,678
TE Connectivity Ltd.	57,551	2,120
		14,268
Internet Software & Services - 0.9%
DealerTrack Holdings, Inc. (a)	21,900	507
eAccess Ltd.	1,900	934
eBay, Inc. (a)	103,919	3,239
Facebook, Inc. Class B (f)	47,471	1,187
Google, Inc. Class A (a)	3,694	1,954
Renren, Inc. ADR	68,600	882
Yahoo!, Inc. (a)	43,647	722
		9,425
IT Services - 1.6%
Accenture PLC Class A	4,800	275
Acxiom Corp. (a)	50,623	696
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	23,667	$ 2,223
Atos Origin SA (a)	19,763	1,156
Fidelity National Information Services, Inc.	61,948	1,993
Fiserv, Inc. (a)	16,241	1,048
Heartland Payment Systems, Inc.	60,382	1,148
MasterCard, Inc. Class A	8,284	2,378
Unisys Corp. (a)	57,303	1,602
Virtusa Corp. (a)	20,671	417
Visa, Inc. Class A	47,472	3,848
		16,784
Office Electronics - 0.3%
Xerox Corp.	331,381	3,383
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	101,274	879
Analog Devices, Inc.	54,000	2,223
Applied Materials, Inc.	136,888	1,886
ASML Holding NV	61,191	2,387
Avago Technologies Ltd.	73,683	2,490
Cymer, Inc. (a)	72,664	3,478
Entropic Communications, Inc. (a)(d)	47,256	421
Fairchild Semiconductor International, Inc. (a)	110,675	1,997
Freescale Semiconductor Holdings I Ltd.	82,600	1,528
Himax Technologies, Inc. sponsored ADR	199,964	436
Intersil Corp. Class A	99,128	1,422
Lam Research Corp. (a)	70,723	3,324
LTX-Credence Corp. (a)	325,830	3,095
Marvell Technology Group Ltd. (a)	351,846	5,714
Maxim Integrated Products, Inc.	79,192	2,158
Microchip Technology, Inc. (d)	16,969	671
Micron Technology, Inc. (a)	308,803	3,150
NVIDIA Corp. (a)	65,166	1,306
NXP Semiconductors NV	40,584	1,158
ON Semiconductor Corp. (a)	287,796	3,229
Spansion, Inc. Class A (a)	29,352	588
Standard Microsystems Corp. (a)	7,100	190
TriQuint Semiconductor, Inc. (a)	100,419	1,300
		45,030
Software - 2.4%
Aspen Technology, Inc. (a)	76,800	1,271
Autodesk, Inc. (a)	13,961	600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	51,613	$ 2,882
Check Point Software Technologies Ltd. (a)	25,858	1,420
Citrix Systems, Inc. (a)	15,568	1,364
DemandTec, Inc. (a)	80,238	798
Informatica Corp. (a)	37,022	2,172
JDA Software Group, Inc. (a)	37,833	1,250
Micro Focus International PLC	231,845	1,431
Oracle Corp.	299,295	10,242
Parametric Technology Corp. (a)	13,025	303
Solera Holdings, Inc.	7,600	449
Sourcefire, Inc. (a)	26,600	710
TIBCO Software, Inc. (a)	14,722	414
		25,306
TOTAL INFORMATION TECHNOLOGY		171,321
MATERIALS - 6.2%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	18,275	1,738
Airgas, Inc.	6,334	438
Ashland, Inc.	19,870	1,358
Celanese Corp. Class A	7,352	383
CF Industries Holdings, Inc.	500	77
Clariant AG (Reg.) (a)	133,747	2,939
CVR Partners LP	37,500	749
Dow Chemical Co.	96,016	3,469
Ecolab, Inc.	21,763	1,194
Huabao International Holdings Ltd.	817,000	1,153
Israel Chemicals Ltd.	15,500	253
Kraton Performance Polymers, Inc. (a)	28,177	1,084
Lanxess AG	6,800	587
LyondellBasell Industries NV Class A	33,400	1,463
PolyOne Corp.	58,730	894
Spartech Corp. (a)	158,151	1,124
The Mosaic Co.	45,800	3,245
W.R. Grace & Co. (a)	126,026	5,897
Yara International ASA	29,000	1,745
		29,790
Construction Materials - 0.2%
HeidelbergCement AG	25,897	1,801
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	14,344	$ 567
Rock-Tenn Co. Class A (d)	36,200	2,781
		3,348
Metals & Mining - 2.8%
Anglo American PLC (United Kingdom)	21,700	1,082
Argonaut Gold, Inc. (a)	38,787	203
Avion Gold Corp. (a)	31,800	54
Commercial Metals Co.	99,149	1,476
Eldorado Gold Corp.	98,563	1,563
First Quantum Minerals Ltd.	5,000	680
Freeport-McMoRan Copper & Gold, Inc.	51,788	2,674
Goldcorp, Inc.	78,900	3,946
Grande Cache Coal Corp. (a)	70,800	607
Gulf Resources, Inc. (a)	51,054	175
Gulf Resources, Inc. (a)(f)	200,630	686
Ivanhoe Mines Ltd. (a)	177,385	4,463
Kinross Gold Corp.	79,088	1,242
Mirabela Nickel Ltd. (a)	180,625	395
Newcrest Mining Ltd.	87,398	3,704
Pan American Silver Corp.	28,700	973
Randgold Resources Ltd. sponsored ADR	35,500	2,910
Reliance Steel & Aluminum Co.	7,900	407
Ternium SA sponsored ADR	18,701	582
United States Steel Corp.	28,200	1,300
		29,122
TOTAL MATERIALS		64,061
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
China Unicom (Hong Kong) Ltd.	574,000	1,272
Iliad SA	13,510	1,730
Koninklijke KPN NV	93,079	1,367
Telefonica SA sponsored ADR	17,917	436
		4,805
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	25,000	1,092
SOFTBANK CORP.	9,700	377
Sprint Nextel Corp. (a)	817,057	4,780
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	218,156	$ 1,050
Turkcell Iletisim Hizmet AS	164,000	917
		8,216
TOTAL TELECOMMUNICATION SERVICES		13,021
UTILITIES - 2.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	50,670	1,936
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	46,600	852
E.ON AG	18,132	515
Edison International	31,940	1,257
NextEra Energy, Inc.	36,731	2,129
NV Energy, Inc.	46,875	739
PPL Corp.	75,545	2,130
		9,558
Gas Utilities - 0.2%
Aygaz AS	10,000	65
China Gas Holdings Ltd.	992,000	417
Enn Energy Holdings Ltd.	298,000	1,036
ONEOK, Inc.	11,883	845
		2,363
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	579,945	7,516
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	59,742	1,155
CMS Energy Corp.	58,618	1,169
National Grid PLC	123,500	1,275
PG&E Corp.	26,245	1,139
Public Service Enterprise Group, Inc.	53,536	1,793
Sempra Energy	19,654	1,084
		7,615
TOTAL UTILITIES		27,052
TOTAL COMMON STOCKS (Cost $874,900)		1,021,029
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	39,000	$ 1,954
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	2,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	18,800	1,085
TOTAL CONVERTIBLE PREFERRED STOCKS		5,039
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	9,400	1,669
TOTAL PREFERRED STOCKS (Cost $5,665)		6,708
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,327)	100,576	1,692
Convertible Bonds - 0.3%
	Principal Amount (000s)
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 1,875	1,838
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	277	606
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 380	$ 382
TOTAL CONVERTIBLE BONDS (Cost $1,463)		2,826
Money Market Funds - 2.2%
	Shares
Fidelity® Cash Central Fund, 0.14% (b)	5,849,364	5,849
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	17,340,588	17,341
TOTAL MONEY MARKET FUNDS (Cost $23,190)		23,190
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $906,545)		1,055,445
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(17,345)
NET ASSETS - 100%		$ 1,038,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,698,000 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,099,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 371
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Gulf Resources, Inc.	12/11/09	$ 1,705
Mood Media Corp.	2/2/11	$ 390
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 1,321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	133
Total	$ 142
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,533	$ 111,363	$ 2,170	$ -
Consumer Staples	97,734	93,686	4,048	-
Energy	133,223	133,106	117	-
Financials	145,365	142,718	2,647	-
Health Care	113,599	106,854	6,745	-
Industrials	147,743	143,026	4,717	-
Information Technology	171,321	168,331	1,803	1,187
Materials	64,061	64,061	-	-
Telecommunication Services	13,021	10,455	2,566	-
Utilities	28,137	26,862	1,275	-
Investment Companies	1,692	1,692	-	-
Corporate Bonds	2,826	-	2,826	-
Money Market Funds	23,190	23,190	-	-
Total Investments in Securities:	$ 1,055,445	$ 1,025,344	$ 28,914	$ 1,187
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,187
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
Canada	3.1%
United Kingdom	2.4%
Switzerland	2.1%
Bermuda	1.7%
France	1.5%
Cayman Islands	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $209,047,000 of which $91,224,000 and $117,823,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,695) - See accompanying schedule: Unaffiliated issuers (cost $883,355)	$ 1,032,255
Fidelity Central Funds (cost $23,190)	23,190
Total Investments (cost $906,545)		$ 1,055,445
Cash		7
Foreign currency held at value (cost $46)		46
Receivable for investments sold		6,898
Receivable for fund shares sold		1,831
Dividends receivable		1,314
Interest receivable		45
Distributions receivable from Fidelity Central Funds		35
Other receivables		8
Total assets		1,065,629

Liabilities
Payable for investments purchased	$ 6,728
Payable for fund shares redeemed	2,119
Accrued management fee	632
Distribution and service plan fees payable	382
Other affiliated payables	237
Other payables and accrued expenses	90
Collateral on securities loaned, at value	17,341
Total liabilities		27,529

Net Assets		$ 1,038,100
Net Assets consist of:
Paid in capital		$ 1,050,238
Accumulated net investment loss		(464)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(160,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		148,902
Net Assets		$ 1,038,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($350,664 ÷ 26,218 shares)	$ 13.37

Maximum offering price per share (100/94.25 of $13.37)	$ 14.19
Class T: Net Asset Value and redemption price per share ($366,835 ÷ 27,471 shares)	$ 13.35

Maximum offering price per share (100/96.50 of $13.35)	$ 13.83
Class B: Net Asset Value and offering price per share ($33,190 ÷ 2,549 shares)A	$ 13.02

Class C: Net Asset Value and offering price per share ($156,660 ÷ 12,071 shares)A	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,751 ÷ 9,443 shares)	$ 13.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,274
Interest		145
Income from Fidelity Central Funds		142
Total income		6,561

Expenses
Management fee Basic fee	$ 2,786
Performance adjustment	1,008
Transfer agent fees	1,236
Distribution and service plan fees	2,268
Accounting and security lending fees	168
Custodian fees and expenses	151
Independent trustees' compensation	2
Registration fees	51
Audit	32
Legal	3
Miscellaneous	1
Total expenses before reductions	7,706
Expense reductions	(263)	7,443
Net investment income (loss)		(882)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,946
Foreign currency transactions	(146)
Total net realized gain (loss)		63,800
Change in net unrealized appreciation (depreciation) on: Investment securities	75,004
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		75,006
Net gain (loss)		138,806
Net increase (decrease) in net assets resulting from operations		$ 137,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (882)	$ 31
Net realized gain (loss)	63,800	81,624
Change in net unrealized appreciation (depreciation)	75,006	44,287
Net increase (decrease) in net assets resulting from operations	137,924	125,942
Distributions to shareholders from net investment income	(110)	(786)
Distributions to shareholders from net realized gain	(2,730)	(2,645)
Total distributions	(2,840)	(3,431)
Share transactions - net increase (decrease)	51,893	(76,750)
Total increase (decrease) in net assets	186,977	45,761

Net Assets
Beginning of period	851,123	805,362
End of period (including accumulated net investment loss of $464 and undistributed net investment income of $528, respectively)	$ 1,038,100	$ 851,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08
Income from Investment Operations
Net investment income (loss) E	- J	.03 H	.04	.11	.12	.11
Net realized and unrealized gain (loss)	1.85	1.66	3.41	(6.13)	.43	1.44
Total from investment operations	1.85	1.69	3.45	(6.02)	.55	1.55
Distributions from net investment income	-	(.02)	(.14)	(.10)	(.14)	(.02)
Distributions from net realized gain	(.06)	(.05)	-	(.99)	(.28)	-
Total distributions	(.06)	(.06) K	(.14)	(1.09)	(.41) L	(.02)
Net asset value, end of period	$ 13.37	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61
Total Return B,C,D	16.04%	17.09%	52.97%	(47.51)%	4.12%	12.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.36%	1.08%	1.08%	1.12%	1.13%
Expenses net of fee waivers, if any	1.31% A	1.25%	1.08%	1.08%	1.12%	1.13%
Expenses net of all reductions	1.30% A	1.24%	1.08%	1.08%	1.11%	1.12%
Net investment income (loss)	.01% A	.24% H	.56%	1.02%	.84%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 351	$ 285	$ 240	$ 192	$ 529	$ 530
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. L Total distributions of $.41 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H,J	.03	.09	.09	.09
Net realized and unrealized gain (loss)	1.84	1.67	3.39	(6.11)	.44	1.43
Total from investment operations	1.83	1.67	3.42	(6.02)	.53	1.52
Distributions from net investment income	-	-	(.10)	(.06)	(.10)	-
Distributions from net realized gain	(.03)	(.04)	-	(.99)	(.28)	-
Total distributions	(.03)	(.04)	(.10)	(1.05)	(.38) K	-
Net asset value, end of period	$ 13.35	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52
Total Return B,C,D	15.85%	16.88%	52.60%	(47.66)%	3.97%	12.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.57%	1.31%	1.29%	1.33%	1.32%
Expenses net of fee waivers, if any	1.53% A	1.50%	1.31%	1.29%	1.33%	1.32%
Expenses net of all reductions	1.53% A	1.49%	1.30%	1.28%	1.32%	1.32%
Net investment income (loss)	(.21)% A	(.01)% H	.34%	.82%	.63%	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 367	$ 322	$ 305	$ 263	$ 962	$ 1,257
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.38 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) H	(.01)	.03	- J	.01
Net realized and unrealized gain (loss)	1.81	1.63	3.31	(5.94)	.43	1.39
Total from investment operations	1.76	1.58	3.30	(5.91)	.43	1.40
Distributions from net investment income	-	-	(.04)	-	(.01)	-
Distributions from net realized gain	-	-	-	(.96)	(.28)	-
Total distributions	-	-	(.04)	(.96)	(.28) K	-
Net asset value, end of period	$ 13.02	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14
Total Return B,C,D	15.63%	16.32%	51.61%	(47.88)%	3.32%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.13%	1.81%	1.85%	1.92%	1.93%
Expenses net of fee waivers, if any	2.07% A	2.00%	1.81%	1.85%	1.92%	1.93%
Expenses net of all reductions	2.07% A	2.00%	1.80%	1.85%	1.92%	1.93%
Net investment income (loss)	(.76)% A	(.51)% H	(.17)%	.26%	.04%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 43	$ 69	$ 75	$ 238	$ 314
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) H	(.01)	.03	.01	.02
Net realized and unrealized gain (loss)	1.81	1.62	3.30	(5.94)	.43	1.39
Total from investment operations	1.76	1.57	3.29	(5.91)	.44	1.41
Distributions from net investment income	-	-	(.05)	-	(.04)	-
Distributions from net realized gain	-	- J	-	(.98)	(.28)	-
Total distributions	-	- J	(.05)	(.98)	(.31) K	-
Net asset value, end of period	$ 12.98	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17
Total Return B,C,D	15.69%	16.31%	51.79%	(47.93)%	3.40%	11.99%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08% A	2.08%	1.81%	1.82%	1.86%	1.87%
Expenses net of fee waivers, if any	2.04% A	2.00%	1.81%	1.82%	1.86%	1.87%
Expenses net of all reductions	2.03% A	1.99%	1.81%	1.81%	1.86%	1.86%
Net investment income (loss)	(.72)% A	(.51)% H	(.17)%	.29%	.10%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 157	$ 129	$ 125	$ 103	$ 277	$ 328
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.31 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22
Income from Investment Operations
Net investment income (loss) D	.02	.05 G	.08	.15	.16	.16
Net realized and unrealized gain (loss)	1.92	1.74	3.52	(6.21)	.46	1.44
Total from investment operations	1.94	1.79	3.60	(6.06)	.62	1.60
Distributions from net investment income	(.02)	(.06)	(.02)	(.14)	(.18)	(.06)
Distributions from net realized gain	(.07)	(.04)	-	(.99)	(.28)	-
Total distributions	(.09)	(.10)	(.02)	(1.13)	(.46) I	(.06)
Net asset value, end of period	$ 13.85	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76
Total Return B,C	16.20%	17.47%	53.57%	(47.34)%	4.55%	13.17%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.03%	.70%	.76%	.82%	.80%
Expenses net of fee waivers, if any	1.01% A	1.00%	.70%	.76%	.82%	.80%
Expenses net of all reductions	1.01% A	.99%	.69%	.75%	.82%	.80%
Net investment income (loss)	.30% A	.49% G	.94%	1.35%	1.14%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 73	$ 66	$ 55	$ 948	$ 1,149
Portfolio turnover rate F	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .35%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 179,579
Gross unrealized depreciation	(40,572)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,007
Tax cost	$ 916,438

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $382,958 and $334,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 7
Class T	.25%	.25%	898	5
Class B	.75%	.25%	200	151
Class C	.75%	.25%	753	61
			$ 2,268	$ 224

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	14
Class B*	22
Class C*	2
$ 89

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.27
Class T	423.24
Class B	61.30
Class C	183.24
Institutional Class	116.20
	$ 1,236

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $868. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $133, including $30 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.25%	$ 92
Class T	1.50%	77
Class B	2.00%	14
Class C	2.00%	34
Institutional Class	1.00%	15
		$ 232

* Effective February 1, 2011 the expense limitations were eliminated.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 435
Institutional Class	110	351
Total	$ 110	$ 786
From net realized gain
Class A	$ 1,539	$ 1,089
Class T	774	1,223
Class C	-	51
Institutional Class	417	282
Total	$ 2,730	$ 2,645

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	4,242	6,253	$ 54,915	$ 67,478
Reinvestment of distributions	109	133	1,348	1,385
Shares redeemed	(2,728)	(5,950)	(35,451)	(63,413)
Net increase (decrease)	1,623	436	$ 20,812	$ 5,450
Class T
Shares sold	3,733	7,778	$ 48,361	$ 83,390
Reinvestment of distributions	60	113	745	1,186
Shares redeemed	(4,185)	(10,796)	(54,015)	(114,420)
Net increase (decrease)	(392)	(2,905)	$ (4,909)	$ (29,844)
Class B
Shares sold	98	412	$ 1,218	$ 4,277
Shares redeemed	(1,330)	(3,778)	(16,846)	(39,386)
Net increase (decrease)	(1,232)	(3,366)	$ (15,628)	$ (35,109)
Class C
Shares sold	1,727	1,347	$ 21,668	$ 14,048
Reinvestment of distributions	-	4	-	43
Shares redeemed	(1,130)	(2,789)	(14,253)	(28,970)
Net increase (decrease)	597	(1,438)	$ 7,415	$ (14,879)
Institutional Class
Shares sold	4,245	1,805	$ 56,339	$ 20,255
Reinvestment of distributions	36	52	463	553
Shares redeemed	(930)	(2,179)	(12,599)	(23,176)
Net increase (decrease)	3,351	(322)	$ 44,203	$ (2,368)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0711
1.786779.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,160.40	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,018.40	$ 6.59
Class T	1.53%
Actual		$ 1,000.00	$ 1,158.50	$ 8.23
Hypothetical A		$ 1,000.00	$ 1,017.30	$ 7.70
Class B	2.07%
Actual		$ 1,000.00	$ 1,156.30	$ 11.13
Hypothetical A		$ 1,000.00	$ 1,014.61	$ 10.40
Class C	2.04%
Actual		$ 1,000.00	$ 1,156.90	$ 10.97
Hypothetical A		$ 1,000.00	$ 1,014.76	$ 10.25
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,162.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.6
JPMorgan Chase & Co.	1.5	1.5
Wells Fargo & Co.	1.5	1.7
Citigroup, Inc.	1.4	0.0
The Coca-Cola Co.	1.3	1.3
General Electric Co.	1.3	1.2
Procter & Gamble Co.	1.1	0.7
Philip Morris International, Inc.	1.0	0.9
Oracle Corp.	1.0	0.9
Exxon Mobil Corp.	0.8	0.2
	13.6
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.5	17.9
Industrials	14.2	13.7
Financials	14.2	15.9
Energy	12.8	11.6
Health Care	11.1	10.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks and Investment Companies 98.7%		Stocks and Investment Companies 97.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.8%		Convertible Securities 1.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	21.5%	** Foreign investments	18.5%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Minth Group Ltd.	468,000	$ 633
Modine Manufacturing Co. (a)	63,932	1,015
Tenneco, Inc. (a)	30,158	1,259
TRW Automotive Holdings Corp. (a)	16,710	950
		3,857
Automobiles - 0.5%
Bajaj Auto Ltd.	10,706	320
Bayerische Motoren Werke AG (BMW) (d)	16,078	1,422
Harley-Davidson, Inc.	30,836	1,146
Honda Motor Co. Ltd.	14,700	560
Thor Industries, Inc.	800	26
Winnebago Industries, Inc. (a)	177,904	2,037
		5,511
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,026,000	966
Diversified Consumer Services - 0.5%
DeVry, Inc.	21,308	1,147
Grand Canyon Education, Inc. (a)	54,086	698
ITT Educational Services, Inc. (a)	9,519	655
Service Corp. International	103,000	1,182
Stewart Enterprises, Inc. Class A	193,419	1,441
Weight Watchers International, Inc.	7,500	602
		5,725
Hotels, Restaurants & Leisure - 2.1%
Accor SA (d)	31,852	1,458
Ajisen (China) Holdings Ltd.	199,000	423
Bravo Brio Restaurant Group, Inc.	56,491	1,254
Brinker International, Inc.	89,674	2,312
Club Mediterranee SA (a)	57,513	1,287
Cracker Barrel Old Country Store, Inc.	13,500	640
Denny's Corp. (a)	125,818	515
DineEquity, Inc. (a)(d)	45,207	2,430
McDonald's Corp.	25,700	2,096
NH Hoteles SA (a)(d)	113,649	923
O'Charleys, Inc. (a)	139,459	1,011
Sands China Ltd. (a)	381,600	989
Sol Melia SA (d)	53,740	669
Spur Corp. Ltd.	202,223	411
Starbucks Corp.	17,800	655
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
WMS Industries, Inc. (a)	96,008	$ 3,020
Wyndham Worldwide Corp.	39,355	1,370
		21,463
Household Durables - 0.6%
Dorel Industries, Inc. Class B (sub. vtg.)	24,100	724
Garmin Ltd.	32,000	1,091
Lennar Corp. Class A	10,700	203
Newell Rubbermaid, Inc.	59,026	1,051
Standard Pacific Corp. (a)	49,651	197
Stanley Black & Decker, Inc.	27,653	2,043
Techtronic Industries Co. Ltd.	851,000	1,042
		6,351
Leisure Equipment & Products - 0.1%
Giant Manufacturing Co. Ltd.	42,000	154
Hasbro, Inc.	25,260	1,155
		1,309
Media - 2.6%
CBS Corp. Class B	17,500	489
CC Media Holdings, Inc. Class A (a)	134,400	874
Cinemark Holdings, Inc.	24,160	525
Comcast Corp.:
Class A	5,697	144
Class A (special) (non-vtg.)	250,777	5,906
Dentsu, Inc.	19,500	525
DISH Network Corp. Class A (a)	19,800	600
DreamWorks Animation SKG, Inc. Class A (a)	39,803	952
Havas SA (d)	145,221	744
MDC Partners, Inc. Class A (sub. vtg.)	128,800	2,366
Mood Media Corp. (a)	104,800	314
Mood Media Corp. (a)(f)	192,900	520
Proto Corp.	1,100	39
Saraiva SA Livreiros Editores	6,700	145
The Walt Disney Co.	124,084	5,166
Time Warner Cable, Inc.	25,324	1,956
Time Warner, Inc.	131,768	4,800
Valassis Communications, Inc. (a)	18,239	529
		26,594
Multiline Retail - 0.9%
DSW, Inc. Class A (a)	11,117	558
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	23,875	$ 690
Maoye International Holdings Ltd.	2,221,000	1,131
Marisa Lojas SA	66,500	1,130
PPR SA	7,500	1,305
Target Corp.	101,303	5,018
		9,832
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	43,700	2,714
Asbury Automotive Group, Inc. (a)	47,300	795
Best Buy Co., Inc.	35,221	1,119
Big 5 Sporting Goods Corp.	44,200	420
Carphone Warehouse Group PLC (a)	142,226	913
Casual Male Retail Group, Inc. (a)	192,201	836
Fast Retailing Co. Ltd.	3,600	526
Foot Locker, Inc.	68,727	1,714
Foschini Ltd.	103,100	1,319
GOME Electrical Appliances Holdings Ltd.	584,000	230
Guess?, Inc.	24,615	1,125
Hengdeli Holdings Ltd.	2,296,000	1,346
Home Depot, Inc.	33,007	1,197
Lowe's Companies, Inc.	197,374	4,765
Lumber Liquidators Holdings, Inc. (a)	25,004	674
MarineMax, Inc. (a)	69,864	581
Office Depot, Inc. (a)	11,892	50
OfficeMax, Inc. (a)	113,900	952
SuperGroup PLC (a)	38,868	711
Urban Outfitters, Inc. (a)	53,063	1,616
		23,603
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	2,116,000	609
Christian Dior SA	854	132
G-III Apparel Group Ltd. (a)	37,165	1,595
Peak Sport Products Co. Ltd.	648,000	472
Phillips-Van Heusen Corp.	28,661	1,891
		4,699
TOTAL CONSUMER DISCRETIONARY		109,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	29,144	$ 1,762
Britvic PLC	162,606	1,167
Carlsberg A/S Series B	13,200	1,526
Dr Pepper Snapple Group, Inc.	42,915	1,768
Grupo Modelo SAB de CV Series C	210,300	1,339
PepsiCo, Inc.	27,431	1,951
Radico Khaitan Ltd.	9,953	29
The Coca-Cola Co.	201,134	13,438
		22,980
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	26,197	1,086
CVS Caremark Corp.	149,167	5,771
Droga Raia SA	33,400	593
Drogasil SA	68,400	486
Eurocash SA	43,142	456
Kroger Co.	71,604	1,777
Susser Holdings Corp. (a)	80,800	1,159
Sysco Corp.	6,785	219
Wal-Mart Stores, Inc.	96,757	5,343
Walgreen Co.	96,801	4,223
		21,113
Food Products - 2.0%
Archer Daniels Midland Co.	81,306	2,635
Calavo Growers, Inc.	56,035	1,241
Chiquita Brands International, Inc. (a)	28,117	419
Danone	17,000	1,246
Diamond Foods, Inc.	32,600	2,426
Flowers Foods, Inc. (d)	29,809	994
Global Dairy Holdings Ltd.	582,000	230
Green Mountain Coffee Roasters, Inc. (a)	36,600	3,015
Kraft Foods, Inc. Class A	123,883	4,332
Nestle SA	47,949	3,078
Sara Lee Corp.	66,108	1,292
Shenguan Holdings Group Ltd.	190,000	257
		21,165
Household Products - 1.4%
Procter & Gamble Co.	164,950	11,052
Reckitt Benckiser Group PLC	21,000	1,187
Spectrum Brands Holdings, Inc. (a)	25,772	927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Unicharm Corp.	30,600	$ 1,240
Youyuan International Holdings Ltd.	810,000	434
		14,840
Personal Products - 0.5%
Avon Products, Inc.	61,844	1,837
BaWang International (Group) Holding Ltd.	1,038,000	256
Biostime International Holdings Ltd.	115,000	237
Estee Lauder Companies, Inc. Class A	12,075	1,238
Hengan International Group Co. Ltd.	88,500	763
USANA Health Sciences, Inc. (a)(d)	14,398	423
		4,754
Tobacco - 1.3%
British American Tobacco PLC (United Kingdom)	22,200	996
Imperial Tobacco Group PLC	36,730	1,315
Japan Tobacco, Inc.	13	50
Philip Morris International, Inc.	146,640	10,521
		12,882
TOTAL CONSUMER STAPLES		97,734
ENERGY - 12.8%
Energy Equipment & Services - 4.2%
Aker Drilling ASA (a)	118,700	381
Aker Solutions ASA	137,257	3,033
Baker Hughes, Inc.	46,061	3,405
Cal Dive International, Inc. (a)	87,416	569
Cameron International Corp. (a)	30,565	1,457
Cathedral Energy Services Ltd.	114,200	872
Halliburton Co.	111,925	5,613
Helmerich & Payne, Inc.	3,200	201
Hornbeck Offshore Services, Inc. (a)	2,800	76
ION Geophysical Corp. (a)	202,694	2,045
National Oilwell Varco, Inc.	102,888	7,468
Noble Corp.	34,279	1,435
Saipem SpA	27,074	1,428
Schlumberger Ltd.	91,554	7,848
Superior Energy Services, Inc. (a)	11,906	446
Transocean Ltd. (United States)	32,821	2,275
Trinidad Drilling Ltd.	24,300	275
Unit Corp. (a)	18,822	1,084
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Vantage Drilling Co. (a)	536,734	$ 1,073
Weatherford International Ltd. (a)	130,953	2,589
		43,573
Oil, Gas & Consumable Fuels - 8.6%
Americas Petrogas, Inc. (a)	193,000	418
Americas Petrogas, Inc. (a)(e)	217,500	471
Anadarko Petroleum Corp.	34,282	2,726
Apache Corp.	32,214	4,014
Berry Petroleum Co. Class A	15,605	818
BP PLC sponsored ADR	64,000	2,959
BPZ Energy, Inc. (a)(d)	118,961	521
C&C Energia Ltd.	55,600	717
Chesapeake Energy Corp.	94,132	2,950
Chevron Corp.	67,685	7,101
Crown Point Ventures Ltd. (a)	63,600	135
Crown Point Ventures Ltd. (a)(e)	143,900	304
CVR Energy, Inc. (a)	124,857	2,729
Denbury Resources, Inc. (a)	70,965	1,558
Double Eagle Petroleum Co. (a)	68,029	493
EOG Resources, Inc.	20,415	2,228
EV Energy Partners LP	12,100	670
Exxon Mobil Corp.	102,912	8,590
Gran Tierra Energy, Inc. (a)	65,600	474
Gulfport Energy Corp. (a)	34,022	1,007
Holly Corp.	55,256	3,443
InterOil Corp. (a)(d)	25,347	1,546
Kodiak Oil & Gas Corp. (a)(d)	135,693	929
Kosmos Energy Ltd.	27,800	532
Madalena Ventures, Inc. (a)	270,500	193
Marathon Oil Corp.	69,913	3,787
Massey Energy Co.	19,611	1,294
Niko Resources Ltd.	12,600	1,044
Noble Energy, Inc.	20,116	1,875
Northern Oil & Gas, Inc. (a)(d)	205,710	4,135
OAO Gazprom sponsored ADR	98,700	1,456
Occidental Petroleum Corp.	46,959	5,065
OGX Petroleo e Gas Participacoes SA (a)	2,000	20
Painted Pony Petroleum Ltd. (a)(e)	11,000	138
Painted Pony Petroleum Ltd. Class A (a)	5,900	74
Paladin Energy Ltd. (Australia) (a)	326,637	1,098
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan Orient Energy Corp. (a)	87,200	$ 490
PetroBakken Energy Ltd. Class A (d)	27,568	471
Petrofrontier Corp.	15,700	49
Petrohawk Energy Corp. (a)	91,611	2,425
Petroleum Development Corp. (a)	20,232	735
Progress Energy Resources Corp. (a)(e)	28,100	402
Resolute Energy Corp. (a)	89,899	1,564
Rodinia Oil Corp.	14,100	26
Suncor Energy, Inc.	27,680	1,156
TAG Oil Ltd. (a)	87,500	578
Talisman Energy, Inc.	66,800	1,411
Targa Resources Corp.	14,400	503
Tesoro Corp. (a)	90,575	2,210
Tourmaline Oil Corp. (a)	9,000	279
Tourmaline Oil Corp. (a)(e)	18,700	579
Valero Energy Corp.	95,802	2,635
Voyager Oil & Gas, Inc. (a)	231,508	706
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	117
Western Refining, Inc. (a)	23,395	408
Whiting Petroleum Corp. (a)	39,176	2,629
Williams Companies, Inc.	88,077	2,765
		89,650
TOTAL ENERGY		133,223
FINANCIALS - 13.8%
Capital Markets - 2.2%
American Capital Ltd. (a)	45,977	455
Ashmore Group PLC	142,900	892
Bank of New York Mellon Corp.	82,532	2,320
BlackRock, Inc. Class A	5,222	1,073
FXCM, Inc. Class A (d)	31,800	315
Goldman Sachs Group, Inc.	38,234	5,381
GP Investments Ltd. (depositary receipt) (a)	251,809	1,028
ICAP PLC	100,300	799
Internet Capital Group, Inc. (a)	54,458	710
Invesco Ltd.	62,932	1,553
Medley Capital Corp.	19,000	223
Morgan Stanley	193,358	4,672
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	49,160	$ 2,250
TD Ameritrade Holding Corp.	48,394	1,043
		22,714
Commercial Banks - 3.1%
Associated Banc-Corp.	109,321	1,540
Banco Pine SA	75,300	619
CapitalSource, Inc.	540,255	3,495
Comerica, Inc.	18,925	683
Commercial Bank of Qatar GDR (Reg. S)	109,321	434
Credicorp Ltd. (NY Shares)	3,200	324
Guaranty Trust Bank PLC GDR (Reg. S)	59,095	368
Huntington Bancshares, Inc.	178,501	1,178
Intesa Sanpaolo SpA	103,089	267
Intesa Sanpaolo SpA rights 6/10/11 (a)	123,119	22
Itau Unibanco Banco Multiplo SA ADR (a)(e)	25,600	584
KeyCorp	75,296	638
Lloyds Banking Group PLC (a)	622,200	533
Regions Financial Corp.	286,205	2,021
SunTrust Banks, Inc.	36,218	1,019
Susquehanna Bancshares, Inc.	83,418	727
SVB Financial Group (a)	40,062	2,379
Wells Fargo & Co.	542,343	15,386
		32,217
Consumer Finance - 0.8%
American Express Co.	74,822	3,861
Capital One Financial Corp.	12,012	653
Discover Financial Services	85,062	2,028
Imperial Holdings, Inc. (a)(d)	43,766	441
SLM Corp.	67,896	1,157
		8,140
Diversified Financial Services - 3.5%
Citigroup, Inc.	342,873	14,109
CME Group, Inc.	5,593	1,598
Deutsche Boerse AG	12,339	972
Infrastructure Development Finance Co. Ltd.	224,445	708
JPMorgan Chase & Co.	360,050	15,569
PICO Holdings, Inc. (a)	117,551	3,507
		36,463
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.8%
AEGON NV (a)	191,600	$ 1,343
AFLAC, Inc.	50,806	2,428
American Equity Investment Life Holding Co.	46,100	599
Assured Guaranty Ltd.	222,632	3,789
Berkshire Hathaway, Inc. Class B (a)	30,376	2,402
Genworth Financial, Inc. Class A (a)	297,323	3,303
Lincoln National Corp.	47,600	1,397
MetLife, Inc.	61,300	2,703
Prudential Financial, Inc.	17,700	1,129
		19,093
Real Estate Investment Trusts - 1.7%
Beni Stabili SpA SIIQ	437,900	473
Boston Properties, Inc.	11,709	1,269
Campus Crest Communities, Inc.	33,112	424
CBL & Associates Properties, Inc.	153,200	2,948
Douglas Emmett, Inc.	7,891	166
Education Realty Trust, Inc.	77,000	670
Franklin Street Properties Corp.	57,200	783
HCP, Inc.	11,700	444
ProLogis Trust	158,100	2,618
Public Storage	12,013	1,422
SL Green Realty Corp.	27,400	2,466
Ventas, Inc.	10,800	609
Weyerhaeuser Co.	158,375	3,411
		17,703
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	150,255	3,971
Forest City Enterprises, Inc. Class A (a)	55,969	1,073
Iguatemi Empresa de Shopping Centers SA	40,600	1,043
Kenedix, Inc. (a)	4,390	771
The St. Joe Co. (a)	4,000	87
		6,945
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	9,900	90
TOTAL FINANCIALS		143,365
HEALTH CARE - 11.0%
Biotechnology - 3.0%
Acorda Therapeutics, Inc. (a)	36,600	1,202
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	25,400	$ 1,204
Amgen, Inc. (a)	83,641	5,064
Amylin Pharmaceuticals, Inc. (a)	57,420	798
Ardea Biosciences, Inc. (a)	73,263	1,831
ARIAD Pharmaceuticals, Inc. (a)	179,442	1,558
ArQule, Inc. (a)	41,300	298
AVEO Pharmaceuticals, Inc. (a)	71,855	1,317
AVEO Pharmaceuticals, Inc. (a)(f)	27,497	504
Biogen Idec, Inc. (a)	29,462	2,791
Dynavax Technologies Corp. (a)	252,887	698
Gilead Sciences, Inc. (a)	27,892	1,164
Human Genome Sciences, Inc. (a)	36,000	985
ImmunoGen, Inc. (a)	36,800	447
InterMune, Inc. (a)	19,495	725
Micromet, Inc. (a)	102,900	637
NPS Pharmaceuticals, Inc. (a)	53,863	515
PDL BioPharma, Inc.	99,200	659
SIGA Technologies, Inc. (a)	139,327	1,942
Theravance, Inc. (a)	127,334	3,327
Thrombogenics NV (a)	37,733	1,102
United Therapeutics Corp. (a)	20,300	1,311
ZIOPHARM Oncology, Inc. (a)	127,116	905
		30,984
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	52,341	3,115
Boston Scientific Corp. (a)	180,100	1,293
C. R. Bard, Inc.	21,490	2,402
Conceptus, Inc. (a)	18,200	232
Covidien PLC	60,602	3,333
GN Store Nordic AS	81,926	815
Kinetic Concepts, Inc. (a)	35,069	2,081
Orthofix International NV (a)	41,781	1,706
Sirona Dental Systems, Inc. (a)	27,700	1,497
Symmetry Medical, Inc. (a)	47,096	481
William Demant Holding A/S (a)	11,300	1,069
Zimmer Holdings, Inc. (a)	17,500	1,186
		19,210
Health Care Providers & Services - 2.8%
Accretive Health, Inc.	800	19
AmerisourceBergen Corp.	18,999	783
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	135,300	$ 3,492
Catalyst Health Solutions, Inc. (a)	31,442	1,919
CIGNA Corp.	87,525	4,367
Community Health Systems, Inc. (a)	19,900	570
DaVita, Inc. (a)	16,073	1,351
Diagnosticos da America SA	121,000	1,719
Emeritus Corp. (a)	42,663	998
Express Scripts, Inc. (a)	79,000	4,705
Fresenius Medical Care AG & Co. KGaA	22,117	1,601
McKesson Corp.	32,894	2,816
Medco Health Solutions, Inc. (a)	66,950	4,008
Sun Healthcare Group, Inc. (a)	76,904	767
Sunrise Senior Living, Inc. (a)	9,504	94
Universal Health Services, Inc. Class B	6,300	343
		29,552
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	31,395	631
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	92,674	4,622
Lonza Group AG	10,005	865
Thermo Fisher Scientific, Inc. (a)	32,953	2,157
		7,644
Pharmaceuticals - 2.5%
Auxilium Pharmaceuticals, Inc. (a)	22,900	513
Cadence Pharmaceuticals, Inc. (a)(d)	280,058	2,700
Cardiome Pharma Corp. (a)	69,471	365
Columbia Laboratories, Inc. (a)	77,400	273
GlaxoSmithKline PLC	112,100	2,437
GlaxoSmithKline PLC sponsored ADR	50,952	2,214
Merck & Co., Inc.	228,362	8,392
Novo Nordisk A/S Series B	19,045	2,393
Roche Holding AG (participation certificate)	2,143	377
Sanofi-Aventis	3,966	314
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,481	1,857
Valeant Pharmaceuticals International, Inc. (Canada)	49,900	2,616
Watson Pharmaceuticals, Inc. (a)	17,509	1,127
		25,578
TOTAL HEALTH CARE		113,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.)	320,100	$ 2,230
DigitalGlobe, Inc. (a)	36,638	902
Esterline Technologies Corp. (a)	14,768	1,117
GeoEye, Inc. (a)	89,591	2,972
Goodrich Corp.	23,699	2,069
Honeywell International, Inc.	57,217	3,407
Meggitt PLC	391,735	2,364
Precision Castparts Corp.	23,198	3,644
Raytheon Co.	47,712	2,404
Safran SA	15,900	646
Textron, Inc.	149,914	3,430
The Boeing Co.	3,600	281
United Technologies Corp.	82,947	7,280
		32,746
Airlines - 0.2%
Copa Holdings SA Class A	13,503	844
United Continental Holdings, Inc. (a)	56,990	1,376
		2,220
Building Products - 0.6%
Armstrong World Industries, Inc.	24,560	1,179
Masco Corp.	155,925	2,222
Owens Corning (a)	58,375	2,230
Quanex Building Products Corp.	27,584	547
		6,178
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)	11,153	257
KAR Auction Services, Inc. (a)	11,650	244
Knoll, Inc.	54,987	1,055
Pitney Bowes, Inc. (d)	21,163	506
Republic Services, Inc.	61,900	1,951
Schawk, Inc. Class A	19,897	346
Steelcase, Inc. Class A	131,743	1,432
Swisher Hygiene, Inc. (a)(f)	202,331	1,202
The Geo Group, Inc. (a)	43,358	1,066
		8,059
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	1,200	34
Chiyoda Corp.	169,000	1,844
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Dycom Industries, Inc. (a)	75,437	$ 1,289
Fluor Corp.	47,811	3,296
Foster Wheeler AG (a)	117,337	4,020
Great Lakes Dredge & Dock Corp.	60,117	365
Jacobs Engineering Group, Inc. (a)	11,925	549
MasTec, Inc. (a)	35,000	737
MYR Group, Inc. (a)	36,338	819
Shaw Group, Inc. (a)	80,076	2,925
SNC-Lavalin Group, Inc.	11,100	653
		16,531
Electrical Equipment - 1.3%
Alstom SA	36,009	2,229
AMETEK, Inc.	26,117	1,136
Cooper Industries PLC Class A	17,210	1,082
Emerson Electric Co.	44,024	2,402
Fushi Copperweld, Inc. (a)	56,566	380
GrafTech International Ltd. (a)	58,168	1,230
Prysmian SpA	60,100	1,270
Regal-Beloit Corp.	22,862	1,577
Schneider Electric SA	9,030	1,489
Zumtobel AG	37,286	1,168
		13,963
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	21,620	1,051
Cookson Group PLC	101,645	1,150
General Electric Co.	662,912	13,020
Koninklijke Philips Electronics NV	49,100	1,367
Rheinmetall AG	22,100	1,901
Siemens AG sponsored ADR	6,252	837
		19,326
Machinery - 1.6%
Actuant Corp. Class A	55,673	1,400
Charter International PLC	29,627	380
Commercial Vehicle Group, Inc. (a)	14,139	219
Cummins, Inc.	9,890	1,041
Danaher Corp.	21,417	1,168
Dover Corp.	16,543	1,112
Fiat Industrial SpA (a)	123,200	1,620
Hardinge, Inc.	9,497	103
Ingersoll-Rand Co. Ltd.	61,618	3,075
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Jain Irrigation Systems Ltd.	47,678	$ 178
Manitowoc Co., Inc.	22,996	414
Navistar International Corp. (a)	69,100	4,552
Pall Corp.	26,221	1,471
SmartHeat, Inc. (a)(d)	93,970	171
		16,904
Professional Services - 0.7%
CBIZ, Inc. (a)	69,587	532
FTI Consulting, Inc. (a)	28,297	1,080
IHS, Inc. Class A (a)	2,600	228
Kforce, Inc. (a)	22,618	305
Robert Half International, Inc.	47,100	1,299
SFN Group, Inc. (a)	32,554	338
SR Teleperformance SA	39,800	1,360
Towers Watson & Co.	26,205	1,663
		6,805
Road & Rail - 2.0%
Arkansas Best Corp.	25,600	627
Con-way, Inc.	39,904	1,577
CSX Corp.	79,400	6,296
Hertz Global Holdings, Inc. (a)	63,459	1,025
Norfolk Southern Corp.	28,740	2,107
Saia, Inc. (a)	81,980	1,288
Tegma Gestao Logistica	11,100	178
Union Pacific Corp.	67,871	7,124
Universal Truckload Services, Inc. (a)	50,676	830
		21,052
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	56,400	601
DXP Enterprises, Inc. (a)	19,406	503
Kaman Corp.	33,105	1,194
Mills Estruturas e Servicos de Engenharia SA	28,000	374
Mitsui & Co. Ltd.	17,800	304
Rush Enterprises, Inc. Class A (a)	49,238	983
		3,959
TOTAL INDUSTRIALS		147,743
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.1%
Alcatel-Lucent SA sponsored ADR (a)	190,444	$ 1,080
Calix Networks, Inc. (a)	119,213	2,571
Cisco Systems, Inc.	428,982	7,207
Comverse Technology, Inc. (a)	235,693	1,751
Juniper Networks, Inc. (a)	105,138	3,849
QUALCOMM, Inc.	50,057	2,933
Tekelec (a)	75,300	685
ViaSat, Inc. (a)	26,228	1,161
		21,237
Computers & Peripherals - 3.5%
Apple, Inc. (a)	79,961	27,807
EMC Corp. (a)	1,600	46
Hewlett-Packard Co.	214,951	8,035
		35,888
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	13,114	585
Avnet, Inc. (a)	92,541	3,350
Corning, Inc.	152,400	3,071
Funtalk China Holdings Ltd. (a)	192,839	1,280
HLS Systems International Ltd. (a)	47,099	414
Ingram Micro, Inc. Class A (a)	18,612	354
Itron, Inc. (a)	4,329	222
Jabil Circuit, Inc.	15,065	325
Keyence Corp.	3,300	869
Molex, Inc. (d)	61,295	1,678
TE Connectivity Ltd.	57,551	2,120
		14,268
Internet Software & Services - 0.9%
DealerTrack Holdings, Inc. (a)	21,900	507
eAccess Ltd.	1,900	934
eBay, Inc. (a)	103,919	3,239
Facebook, Inc. Class B (f)	47,471	1,187
Google, Inc. Class A (a)	3,694	1,954
Renren, Inc. ADR	68,600	882
Yahoo!, Inc. (a)	43,647	722
		9,425
IT Services - 1.6%
Accenture PLC Class A	4,800	275
Acxiom Corp. (a)	50,623	696
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	23,667	$ 2,223
Atos Origin SA (a)	19,763	1,156
Fidelity National Information Services, Inc.	61,948	1,993
Fiserv, Inc. (a)	16,241	1,048
Heartland Payment Systems, Inc.	60,382	1,148
MasterCard, Inc. Class A	8,284	2,378
Unisys Corp. (a)	57,303	1,602
Virtusa Corp. (a)	20,671	417
Visa, Inc. Class A	47,472	3,848
		16,784
Office Electronics - 0.3%
Xerox Corp.	331,381	3,383
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	101,274	879
Analog Devices, Inc.	54,000	2,223
Applied Materials, Inc.	136,888	1,886
ASML Holding NV	61,191	2,387
Avago Technologies Ltd.	73,683	2,490
Cymer, Inc. (a)	72,664	3,478
Entropic Communications, Inc. (a)(d)	47,256	421
Fairchild Semiconductor International, Inc. (a)	110,675	1,997
Freescale Semiconductor Holdings I Ltd.	82,600	1,528
Himax Technologies, Inc. sponsored ADR	199,964	436
Intersil Corp. Class A	99,128	1,422
Lam Research Corp. (a)	70,723	3,324
LTX-Credence Corp. (a)	325,830	3,095
Marvell Technology Group Ltd. (a)	351,846	5,714
Maxim Integrated Products, Inc.	79,192	2,158
Microchip Technology, Inc. (d)	16,969	671
Micron Technology, Inc. (a)	308,803	3,150
NVIDIA Corp. (a)	65,166	1,306
NXP Semiconductors NV	40,584	1,158
ON Semiconductor Corp. (a)	287,796	3,229
Spansion, Inc. Class A (a)	29,352	588
Standard Microsystems Corp. (a)	7,100	190
TriQuint Semiconductor, Inc. (a)	100,419	1,300
		45,030
Software - 2.4%
Aspen Technology, Inc. (a)	76,800	1,271
Autodesk, Inc. (a)	13,961	600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	51,613	$ 2,882
Check Point Software Technologies Ltd. (a)	25,858	1,420
Citrix Systems, Inc. (a)	15,568	1,364
DemandTec, Inc. (a)	80,238	798
Informatica Corp. (a)	37,022	2,172
JDA Software Group, Inc. (a)	37,833	1,250
Micro Focus International PLC	231,845	1,431
Oracle Corp.	299,295	10,242
Parametric Technology Corp. (a)	13,025	303
Solera Holdings, Inc.	7,600	449
Sourcefire, Inc. (a)	26,600	710
TIBCO Software, Inc. (a)	14,722	414
		25,306
TOTAL INFORMATION TECHNOLOGY		171,321
MATERIALS - 6.2%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	18,275	1,738
Airgas, Inc.	6,334	438
Ashland, Inc.	19,870	1,358
Celanese Corp. Class A	7,352	383
CF Industries Holdings, Inc.	500	77
Clariant AG (Reg.) (a)	133,747	2,939
CVR Partners LP	37,500	749
Dow Chemical Co.	96,016	3,469
Ecolab, Inc.	21,763	1,194
Huabao International Holdings Ltd.	817,000	1,153
Israel Chemicals Ltd.	15,500	253
Kraton Performance Polymers, Inc. (a)	28,177	1,084
Lanxess AG	6,800	587
LyondellBasell Industries NV Class A	33,400	1,463
PolyOne Corp.	58,730	894
Spartech Corp. (a)	158,151	1,124
The Mosaic Co.	45,800	3,245
W.R. Grace & Co. (a)	126,026	5,897
Yara International ASA	29,000	1,745
		29,790
Construction Materials - 0.2%
HeidelbergCement AG	25,897	1,801
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	14,344	$ 567
Rock-Tenn Co. Class A (d)	36,200	2,781
		3,348
Metals & Mining - 2.8%
Anglo American PLC (United Kingdom)	21,700	1,082
Argonaut Gold, Inc. (a)	38,787	203
Avion Gold Corp. (a)	31,800	54
Commercial Metals Co.	99,149	1,476
Eldorado Gold Corp.	98,563	1,563
First Quantum Minerals Ltd.	5,000	680
Freeport-McMoRan Copper & Gold, Inc.	51,788	2,674
Goldcorp, Inc.	78,900	3,946
Grande Cache Coal Corp. (a)	70,800	607
Gulf Resources, Inc. (a)	51,054	175
Gulf Resources, Inc. (a)(f)	200,630	686
Ivanhoe Mines Ltd. (a)	177,385	4,463
Kinross Gold Corp.	79,088	1,242
Mirabela Nickel Ltd. (a)	180,625	395
Newcrest Mining Ltd.	87,398	3,704
Pan American Silver Corp.	28,700	973
Randgold Resources Ltd. sponsored ADR	35,500	2,910
Reliance Steel & Aluminum Co.	7,900	407
Ternium SA sponsored ADR	18,701	582
United States Steel Corp.	28,200	1,300
		29,122
TOTAL MATERIALS		64,061
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
China Unicom (Hong Kong) Ltd.	574,000	1,272
Iliad SA	13,510	1,730
Koninklijke KPN NV	93,079	1,367
Telefonica SA sponsored ADR	17,917	436
		4,805
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	25,000	1,092
SOFTBANK CORP.	9,700	377
Sprint Nextel Corp. (a)	817,057	4,780
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	218,156	$ 1,050
Turkcell Iletisim Hizmet AS	164,000	917
		8,216
TOTAL TELECOMMUNICATION SERVICES		13,021
UTILITIES - 2.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	50,670	1,936
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	46,600	852
E.ON AG	18,132	515
Edison International	31,940	1,257
NextEra Energy, Inc.	36,731	2,129
NV Energy, Inc.	46,875	739
PPL Corp.	75,545	2,130
		9,558
Gas Utilities - 0.2%
Aygaz AS	10,000	65
China Gas Holdings Ltd.	992,000	417
Enn Energy Holdings Ltd.	298,000	1,036
ONEOK, Inc.	11,883	845
		2,363
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	579,945	7,516
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	59,742	1,155
CMS Energy Corp.	58,618	1,169
National Grid PLC	123,500	1,275
PG&E Corp.	26,245	1,139
Public Service Enterprise Group, Inc.	53,536	1,793
Sempra Energy	19,654	1,084
		7,615
TOTAL UTILITIES		27,052
TOTAL COMMON STOCKS (Cost $874,900)		1,021,029
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	39,000	$ 1,954
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	2,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	18,800	1,085
TOTAL CONVERTIBLE PREFERRED STOCKS		5,039
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	9,400	1,669
TOTAL PREFERRED STOCKS (Cost $5,665)		6,708
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,327)	100,576	1,692
Convertible Bonds - 0.3%
	Principal Amount (000s)
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 1,875	1,838
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	277	606
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 380	$ 382
TOTAL CONVERTIBLE BONDS (Cost $1,463)		2,826
Money Market Funds - 2.2%
	Shares
Fidelity® Cash Central Fund, 0.14% (b)	5,849,364	5,849
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	17,340,588	17,341
TOTAL MONEY MARKET FUNDS (Cost $23,190)		23,190
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $906,545)		1,055,445
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(17,345)
NET ASSETS - 100%		$ 1,038,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,698,000 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,099,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 371
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Gulf Resources, Inc.	12/11/09	$ 1,705
Mood Media Corp.	2/2/11	$ 390
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 1,321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	133
Total	$ 142
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,533	$ 111,363	$ 2,170	$ -
Consumer Staples	97,734	93,686	4,048	-
Energy	133,223	133,106	117	-
Financials	145,365	142,718	2,647	-
Health Care	113,599	106,854	6,745	-
Industrials	147,743	143,026	4,717	-
Information Technology	171,321	168,331	1,803	1,187
Materials	64,061	64,061	-	-
Telecommunication Services	13,021	10,455	2,566	-
Utilities	28,137	26,862	1,275	-
Investment Companies	1,692	1,692	-	-
Corporate Bonds	2,826	-	2,826	-
Money Market Funds	23,190	23,190	-	-
Total Investments in Securities:	$ 1,055,445	$ 1,025,344	$ 28,914	$ 1,187
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,187
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
Canada	3.1%
United Kingdom	2.4%
Switzerland	2.1%
Bermuda	1.7%
France	1.5%
Cayman Islands	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $209,047,000 of which $91,224,000 and $117,823,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,695) - See accompanying schedule: Unaffiliated issuers (cost $883,355)	$ 1,032,255
Fidelity Central Funds (cost $23,190)	23,190
Total Investments (cost $906,545)		$ 1,055,445
Cash		7
Foreign currency held at value (cost $46)		46
Receivable for investments sold		6,898
Receivable for fund shares sold		1,831
Dividends receivable		1,314
Interest receivable		45
Distributions receivable from Fidelity Central Funds		35
Other receivables		8
Total assets		1,065,629

Liabilities
Payable for investments purchased	$ 6,728
Payable for fund shares redeemed	2,119
Accrued management fee	632
Distribution and service plan fees payable	382
Other affiliated payables	237
Other payables and accrued expenses	90
Collateral on securities loaned, at value	17,341
Total liabilities		27,529

Net Assets		$ 1,038,100
Net Assets consist of:
Paid in capital		$ 1,050,238
Accumulated net investment loss		(464)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(160,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		148,902
Net Assets		$ 1,038,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($350,664 ÷ 26,218 shares)	$ 13.37

Maximum offering price per share (100/94.25 of $13.37)	$ 14.19
Class T: Net Asset Value and redemption price per share ($366,835 ÷ 27,471 shares)	$ 13.35

Maximum offering price per share (100/96.50 of $13.35)	$ 13.83
Class B: Net Asset Value and offering price per share ($33,190 ÷ 2,549 shares)A	$ 13.02

Class C: Net Asset Value and offering price per share ($156,660 ÷ 12,071 shares)A	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,751 ÷ 9,443 shares)	$ 13.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,274
Interest		145
Income from Fidelity Central Funds		142
Total income		6,561

Expenses
Management fee Basic fee	$ 2,786
Performance adjustment	1,008
Transfer agent fees	1,236
Distribution and service plan fees	2,268
Accounting and security lending fees	168
Custodian fees and expenses	151
Independent trustees' compensation	2
Registration fees	51
Audit	32
Legal	3
Miscellaneous	1
Total expenses before reductions	7,706
Expense reductions	(263)	7,443
Net investment income (loss)		(882)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,946
Foreign currency transactions	(146)
Total net realized gain (loss)		63,800
Change in net unrealized appreciation (depreciation) on: Investment securities	75,004
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		75,006
Net gain (loss)		138,806
Net increase (decrease) in net assets resulting from operations		$ 137,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (882)	$ 31
Net realized gain (loss)	63,800	81,624
Change in net unrealized appreciation (depreciation)	75,006	44,287
Net increase (decrease) in net assets resulting from operations	137,924	125,942
Distributions to shareholders from net investment income	(110)	(786)
Distributions to shareholders from net realized gain	(2,730)	(2,645)
Total distributions	(2,840)	(3,431)
Share transactions - net increase (decrease)	51,893	(76,750)
Total increase (decrease) in net assets	186,977	45,761

Net Assets
Beginning of period	851,123	805,362
End of period (including accumulated net investment loss of $464 and undistributed net investment income of $528, respectively)	$ 1,038,100	$ 851,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08
Income from Investment Operations
Net investment income (loss) E	- J	.03 H	.04	.11	.12	.11
Net realized and unrealized gain (loss)	1.85	1.66	3.41	(6.13)	.43	1.44
Total from investment operations	1.85	1.69	3.45	(6.02)	.55	1.55
Distributions from net investment income	-	(.02)	(.14)	(.10)	(.14)	(.02)
Distributions from net realized gain	(.06)	(.05)	-	(.99)	(.28)	-
Total distributions	(.06)	(.06) K	(.14)	(1.09)	(.41) L	(.02)
Net asset value, end of period	$ 13.37	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61
Total Return B,C,D	16.04%	17.09%	52.97%	(47.51)%	4.12%	12.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.36%	1.08%	1.08%	1.12%	1.13%
Expenses net of fee waivers, if any	1.31% A	1.25%	1.08%	1.08%	1.12%	1.13%
Expenses net of all reductions	1.30% A	1.24%	1.08%	1.08%	1.11%	1.12%
Net investment income (loss)	.01% A	.24% H	.56%	1.02%	.84%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 351	$ 285	$ 240	$ 192	$ 529	$ 530
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. L Total distributions of $.41 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H,J	.03	.09	.09	.09
Net realized and unrealized gain (loss)	1.84	1.67	3.39	(6.11)	.44	1.43
Total from investment operations	1.83	1.67	3.42	(6.02)	.53	1.52
Distributions from net investment income	-	-	(.10)	(.06)	(.10)	-
Distributions from net realized gain	(.03)	(.04)	-	(.99)	(.28)	-
Total distributions	(.03)	(.04)	(.10)	(1.05)	(.38) K	-
Net asset value, end of period	$ 13.35	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52
Total Return B,C,D	15.85%	16.88%	52.60%	(47.66)%	3.97%	12.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.57%	1.31%	1.29%	1.33%	1.32%
Expenses net of fee waivers, if any	1.53% A	1.50%	1.31%	1.29%	1.33%	1.32%
Expenses net of all reductions	1.53% A	1.49%	1.30%	1.28%	1.32%	1.32%
Net investment income (loss)	(.21)% A	(.01)% H	.34%	.82%	.63%	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 367	$ 322	$ 305	$ 263	$ 962	$ 1,257
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.38 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) H	(.01)	.03	- J	.01
Net realized and unrealized gain (loss)	1.81	1.63	3.31	(5.94)	.43	1.39
Total from investment operations	1.76	1.58	3.30	(5.91)	.43	1.40
Distributions from net investment income	-	-	(.04)	-	(.01)	-
Distributions from net realized gain	-	-	-	(.96)	(.28)	-
Total distributions	-	-	(.04)	(.96)	(.28) K	-
Net asset value, end of period	$ 13.02	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14
Total Return B,C,D	15.63%	16.32%	51.61%	(47.88)%	3.32%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.13%	1.81%	1.85%	1.92%	1.93%
Expenses net of fee waivers, if any	2.07% A	2.00%	1.81%	1.85%	1.92%	1.93%
Expenses net of all reductions	2.07% A	2.00%	1.80%	1.85%	1.92%	1.93%
Net investment income (loss)	(.76)% A	(.51)% H	(.17)%	.26%	.04%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 43	$ 69	$ 75	$ 238	$ 314
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) H	(.01)	.03	.01	.02
Net realized and unrealized gain (loss)	1.81	1.62	3.30	(5.94)	.43	1.39
Total from investment operations	1.76	1.57	3.29	(5.91)	.44	1.41
Distributions from net investment income	-	-	(.05)	-	(.04)	-
Distributions from net realized gain	-	- J	-	(.98)	(.28)	-
Total distributions	-	- J	(.05)	(.98)	(.31) K	-
Net asset value, end of period	$ 12.98	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17
Total Return B,C,D	15.69%	16.31%	51.79%	(47.93)%	3.40%	11.99%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08% A	2.08%	1.81%	1.82%	1.86%	1.87%
Expenses net of fee waivers, if any	2.04% A	2.00%	1.81%	1.82%	1.86%	1.87%
Expenses net of all reductions	2.03% A	1.99%	1.81%	1.81%	1.86%	1.86%
Net investment income (loss)	(.72)% A	(.51)% H	(.17)%	.29%	.10%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 157	$ 129	$ 125	$ 103	$ 277	$ 328
Portfolio turnover rate G	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.31 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22
Income from Investment Operations
Net investment income (loss) D	.02	.05 G	.08	.15	.16	.16
Net realized and unrealized gain (loss)	1.92	1.74	3.52	(6.21)	.46	1.44
Total from investment operations	1.94	1.79	3.60	(6.06)	.62	1.60
Distributions from net investment income	(.02)	(.06)	(.02)	(.14)	(.18)	(.06)
Distributions from net realized gain	(.07)	(.04)	-	(.99)	(.28)	-
Total distributions	(.09)	(.10)	(.02)	(1.13)	(.46) I	(.06)
Net asset value, end of period	$ 13.85	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76
Total Return B,C	16.20%	17.47%	53.57%	(47.34)%	4.55%	13.17%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.03%	.70%	.76%	.82%	.80%
Expenses net of fee waivers, if any	1.01% A	1.00%	.70%	.76%	.82%	.80%
Expenses net of all reductions	1.01% A	.99%	.69%	.75%	.82%	.80%
Net investment income (loss)	.30% A	.49% G	.94%	1.35%	1.14%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 73	$ 66	$ 55	$ 948	$ 1,149
Portfolio turnover rate F	68% A	80%	88%	122%	36%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .35%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 179,579
Gross unrealized depreciation	(40,572)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,007
Tax cost	$ 916,438

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $382,958 and $334,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 7
Class T	.25%	.25%	898	5
Class B	.75%	.25%	200	151
Class C	.75%	.25%	753	61
			$ 2,268	$ 224

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	14
Class B*	22
Class C*	2
$ 89

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.27
Class T	423.24
Class B	61.30
Class C	183.24
Institutional Class	116.20
	$ 1,236

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $868. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $133, including $30 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.25%	$ 92
Class T	1.50%	77
Class B	2.00%	14
Class C	2.00%	34
Institutional Class	1.00%	15
		$ 232

* Effective February 1, 2011 the expense limitations were eliminated.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 435
Institutional Class	110	351
Total	$ 110	$ 786
From net realized gain
Class A	$ 1,539	$ 1,089
Class T	774	1,223
Class C	-	51
Institutional Class	417	282
Total	$ 2,730	$ 2,645

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	4,242	6,253	$ 54,915	$ 67,478
Reinvestment of distributions	109	133	1,348	1,385
Shares redeemed	(2,728)	(5,950)	(35,451)	(63,413)
Net increase (decrease)	1,623	436	$ 20,812	$ 5,450
Class T
Shares sold	3,733	7,778	$ 48,361	$ 83,390
Reinvestment of distributions	60	113	745	1,186
Shares redeemed	(4,185)	(10,796)	(54,015)	(114,420)
Net increase (decrease)	(392)	(2,905)	$ (4,909)	$ (29,844)
Class B
Shares sold	98	412	$ 1,218	$ 4,277
Shares redeemed	(1,330)	(3,778)	(16,846)	(39,386)
Net increase (decrease)	(1,232)	(3,366)	$ (15,628)	$ (35,109)
Class C
Shares sold	1,727	1,347	$ 21,668	$ 14,048
Reinvestment of distributions	-	4	-	43
Shares redeemed	(1,130)	(2,789)	(14,253)	(28,970)
Net increase (decrease)	597	(1,438)	$ 7,415	$ (14,879)
Institutional Class
Shares sold	4,245	1,805	$ 56,339	$ 20,255
Reinvestment of distributions	36	52	463	553
Shares redeemed	(930)	(2,179)	(12,599)	(23,176)
Net increase (decrease)	3,351	(322)	$ 44,203	$ (2,368)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0711
1.786780.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.15%
Actual		$ 1,000.00	$ 1,165.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class T	1.32%
Actual		$ 1,000.00	$ 1,163.90	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.90%
Actual		$ 1,000.00	$ 1,160.50	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.88%
Actual		$ 1,000.00	$ 1,160.60	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.56	$ 9.45
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,167.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	6.8
QUALCOMM, Inc.	3.7	3.9
Google, Inc. Class A	2.9	3.3
United Technologies Corp.	2.9	2.8
Exxon Mobil Corp.	2.9	3.2
Halliburton Co.	2.2	1.1
Oracle Corp.	2.0	1.1
WABCO Holdings, Inc.	1.6	1.0
Baker Hughes, Inc.	1.6	0.0
Accenture PLC Class A	1.5	0.2
	27.2
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.3	31.6
Industrials	17.0	16.4
Energy	14.1	7.3
Consumer Discretionary	13.4	16.1
Health Care	6.9	12.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 98.3%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	18.7%	** Foreign investments	12.7%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.7%
Gentex Corp.	752,647	$ 22,090
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	233,799	20,680
Harley-Davidson, Inc.	502,840	18,686
Tesla Motors, Inc. (a)(d)	373,831	11,267
		50,633
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	47,500	1,018
Weight Watchers International, Inc.	261,549	20,987
		22,005
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	74,200	1,688
China Lodging Group Ltd. ADR (a)	131,389	2,486
Chipotle Mexican Grill, Inc. (a)	12,600	3,642
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	44,936	1,837
McDonald's Corp.	522,900	42,637
Starbucks Corp.	755,801	27,806
Starwood Hotels & Resorts Worldwide, Inc.	154,055	9,394
		89,490
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	53,710	3,573
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	161,680	31,801
Media - 0.9%
DIRECTV (a)	261,800	13,158
Discovery Communications, Inc. Class C (a)	335,509	13,028
Sun TV Ltd.	227,377	1,969
		28,155
Multiline Retail - 1.5%
Dollarama, Inc. (a)	566,945	18,373
Dollarama, Inc. (a)(e)	108,600	3,519
Target Corp.	558,526	27,664
		49,556
Specialty Retail - 3.1%
GOME Electrical Appliances Holdings Ltd.	9,178,000	3,611
Lowe's Companies, Inc.	1,053,354	25,428
Ross Stores, Inc.	230,058	18,856
TJX Companies, Inc.	288,341	15,288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	342,863	$ 19,193
Vitamin Shoppe, Inc. (a)	452,803	18,443
		100,819
Textiles, Apparel & Luxury Goods - 1.0%
Arezzo Industria e Comercio SA	15,000	247
lululemon athletica, Inc. (a)	150,088	13,628
LVMH Moet Hennessy - Louis Vuitton	22,787	3,964
Polo Ralph Lauren Corp. Class A	112,324	14,239
		32,078
TOTAL CONSUMER DISCRETIONARY		430,200
CONSUMER STAPLES - 4.0%
Beverages - 0.7%
The Coca-Cola Co.	336,859	22,506
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	56,500	4,660
Droga Raia SA	138,000	2,449
Drogasil SA	216,563	1,538
Walgreen Co.	564,639	24,635
Whole Foods Market, Inc.	158,534	9,696
		42,978
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	120,955	9,963
Mead Johnson Nutrition Co. Class A	197,200	13,368
		23,331
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	35,490	3,638
Herbalife Ltd.	633,602	35,659
		39,297
TOTAL CONSUMER STAPLES		128,112
ENERGY - 14.1%
Energy Equipment & Services - 7.1%
Aker Solutions ASA	555,633	12,277
Baker Hughes, Inc.	704,252	52,065
Dresser-Rand Group, Inc. (a)	207,000	10,884
Halliburton Co.	1,441,547	72,294
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	65,000	$ 4,718
Oceaneering International, Inc.	199,166	16,232
Oil States International, Inc. (a)	64,900	5,130
Schlumberger Ltd.	451,966	38,743
Transocean Ltd. (United States)	235,100	16,295
Vantage Drilling Co. (a)	762,100	1,524
		230,162
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	120,319	9,568
Apache Corp.	77,722	9,684
Atlas Pipeline Partners, LP	192,471	6,833
Concho Resources, Inc. (a)	141,187	13,358
Denbury Resources, Inc. (a)	135,900	2,984
Exxon Mobil Corp.	1,105,129	92,245
Noble Energy, Inc.	33,200	3,094
Occidental Petroleum Corp.	437,673	47,203
Pioneer Natural Resources Co.	57,100	5,243
Valero Energy Corp.	211,900	5,827
Whiting Petroleum Corp. (a)	423,399	28,410
		224,449
TOTAL ENERGY		454,611
FINANCIALS - 5.6%
Capital Markets - 2.8%
BlackRock, Inc. Class A	138,100	28,388
Charles Schwab Corp.	651,901	11,741
Invesco Ltd.	883,528	21,797
JMP Group, Inc.	107,200	761
Noah Holdings Ltd. ADR (d)	493,850	6,341
T. Rowe Price Group, Inc.	144,842	9,168
The Blackstone Group LP	643,300	11,090
		89,286
Commercial Banks - 1.2%
Wells Fargo & Co.	1,325,117	37,594
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	545,919	8,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.1%
CME Group, Inc.	49,065	$ 14,021
JPMorgan Chase & Co.	530,759	22,950
		36,971
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	701,400	8,121
TOTAL FINANCIALS		180,493
HEALTH CARE - 6.9%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	215,136	10,202
Amarin Corp. PLC ADR (a)	425,900	8,122
Biogen Idec, Inc. (a)	73,800	6,991
Human Genome Sciences, Inc. (a)	337,984	9,251
United Therapeutics Corp. (a)	259,892	16,781
		51,347
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	66,760	5,924
Health Care Providers & Services - 0.6%
Express Scripts, Inc. (a)	111,921	6,666
HMS Holdings Corp. (a)	49,400	3,856
VCA Antech, Inc. (a)	330,520	8,081
		18,603
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc. (a)	493,084	24,590
Illumina, Inc. (a)(d)	300,060	21,628
Sequenom, Inc. (a)	450,668	3,574
		49,792
Pharmaceuticals - 3.0%
Aegerion Pharmaceuticals, Inc.	95,100	1,801
Novo Nordisk A/S Series B	324,616	40,795
Perrigo Co.	276,863	23,688
Valeant Pharmaceuticals International, Inc. (Canada)	607,354	31,836
		98,120
TOTAL HEALTH CARE		223,786
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.0%
Aerospace & Defense - 7.6%
Esterline Technologies Corp. (a)	314,271	$ 23,765
Goodrich Corp.	479,100	41,821
Honeywell International, Inc.	509,865	30,362
Precision Castparts Corp.	207,447	32,590
Textron, Inc.	620,000	14,186
TransDigm Group, Inc. (a)	98,694	8,093
United Technologies Corp.	1,076,700	94,502
		245,319
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	83,800	6,722
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	87,100	2,561
Building Products - 0.1%
A.O. Smith Corp.	113,509	4,707
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc. (a)	171,485	3,586
Waste Connections, Inc.	172,200	5,414
		9,000
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	334,200	15,393
Electrical Equipment - 3.0%
Acuity Brands, Inc.	166,534	10,152
AMETEK, Inc.	170,948	7,435
Cooper Industries PLC Class A	238,100	14,965
Crompton Greaves Ltd.	454,962	2,668
Emerson Electric Co.	636,300	34,710
Polypore International, Inc. (a)	223,159	14,628
Regal-Beloit Corp.	104,100	7,183
Roper Industries, Inc.	76,100	6,352
		98,093
Industrial Conglomerates - 0.4%
3M Co.	122,852	11,595
Machinery - 3.6%
CLARCOR, Inc.	143,661	6,121
Danaher Corp.	619,932	33,805
Flowserve Corp.	52,000	6,304
Ingersoll-Rand Co. Ltd.	184,030	9,183
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	766,371	$ 52,535
Weg SA	698,100	7,967
		115,915
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	80,064	4,572
CoStar Group, Inc. (a)	35,535	2,242
IHS, Inc. Class A (a)	84,411	7,405
Robert Half International, Inc.	161,600	4,455
		18,674
Road & Rail - 0.1%
Union Pacific Corp.	31,250	3,280
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	109,362	16,521
TOTAL INDUSTRIALS		547,780
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 4.2%
Juniper Networks, Inc. (a)	395,699	14,487
QUALCOMM, Inc.	2,010,818	117,814
ViaSat, Inc. (a)	84,140	3,725
		136,026
Computers & Peripherals - 7.6%
Apple, Inc. (a)	546,789	190,184
EMC Corp. (a)	472,375	13,449
NetApp, Inc. (a)	397,344	21,763
OCZ Technology Group, Inc. (a)(d)	552,600	4,631
SanDisk Corp. (a)	135,085	6,419
STEC, Inc. (a)(d)	378,064	6,771
		243,217
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	54,800	2,962
IPG Photonics Corp. (a)	132,400	9,950
Keyence Corp.	24,000	6,319
		19,231
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	91,405	12,405
Dice Holdings, Inc. (a)	597,771	8,829
eBay, Inc. (a)	512,849	15,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	179,967	$ 95,206
KIT Digital, Inc. (a)(d)	1,111,922	13,621
The Knot, Inc. (a)	316,245	3,245
Velti PLC (a)	199,441	3,083
VeriSign, Inc.	636,457	22,289
WebMD Health Corp. (a)	556,033	26,512
		201,176
IT Services - 2.7%
Accenture PLC Class A	843,479	48,407
Cognizant Technology Solutions Corp. Class A (a)	263,500	20,037
Fidelity National Information Services, Inc.	199,862	6,432
Heartland Payment Systems, Inc.	346,805	6,596
Visa, Inc. Class A	59,794	4,847
		86,319
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	237,626	9,783
ARM Holdings PLC sponsored ADR (d)	1,091,234	31,155
ASML Holding NV	73,100	2,852
Avago Technologies Ltd.	919,814	31,081
Linear Technology Corp.	375,100	12,975
		87,846
Software - 7.3%
ANSYS, Inc. (a)	119,256	6,842
Ariba, Inc. (a)	1,102,996	36,994
Check Point Software Technologies Ltd. (a)	236,900	13,011
Citrix Systems, Inc. (a)	267,843	23,468
Computer Modelling Group Ltd.	140,900	4,083
Concur Technologies, Inc. (a)	60,290	3,013
Informatica Corp. (a)	131,300	7,702
Intuit, Inc. (a)	238,991	12,898
Kingdee International Software Group Co. Ltd.	8,073,600	4,640
Oracle Corp.	1,826,713	62,510
RealPage, Inc.	99,396	2,927
Red Hat, Inc. (a)	164,200	7,159
salesforce.com, Inc. (a)	103,382	15,741
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	925,614	$ 22,816
VMware, Inc. Class A (a)	104,748	10,194
		233,998
TOTAL INFORMATION TECHNOLOGY		1,007,813
MATERIALS - 5.2%
Chemicals - 1.9%
Albemarle Corp.	92,900	6,581
CF Industries Holdings, Inc.	92,750	14,263
Ecolab, Inc.	92,700	5,087
FMC Corp.	151,300	12,762
Lanxess AG	36,400	3,142
The Mosaic Co.	286,373	20,290
		62,125
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	56,850	2,079
Metals & Mining - 3.2%
Grande Cache Coal Corp. (a)	2,300,900	19,733
Iluka Resources Ltd.	529,972	8,849
Kenmare Resources PLC (a)	12,458,167	10,042
Major Drilling Group International, Inc.	594,000	9,490
Mirabela Nickel Ltd. (a)	2,804,991	6,139
Mongolian Mining Corp.	2,614,000	3,059
Newmont Mining Corp.	437,721	24,762
Teck Resources Ltd. Class B (sub. vtg.)	176,500	9,257
Walter Energy, Inc.	105,100	13,090
		104,421
TOTAL MATERIALS		168,625
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	555,600	27,186
TOTAL COMMON STOCKS (Cost $2,542,744)		3,168,606
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	45,339,060	$ 45,339
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	32,273,845	32,274
TOTAL MONEY MARKET FUNDS (Cost $77,613)		77,613
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,620,357)		3,246,219
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,015)
NET ASSETS - 100%		$ 3,222,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,519,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	221
Total	$ 243
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 430,200	$ 430,200	$ -	$ -
Consumer Staples	128,112	128,112	-	-
Energy	454,611	454,611	-	-
Financials	180,493	180,493	-	-
Health Care	223,786	182,991	40,795	-
Industrials	547,780	547,780	-	-
Information Technology	1,007,813	1,001,494	6,319	-
Materials	168,625	168,625	-	-
Telecommunication Services	27,186	27,186	-	-
Money Market Funds	77,613	77,613	-	-
Total Investments in Securities:	$ 3,246,219	$ 3,199,105	$ 47,114	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Canada	3.0%
Ireland	2.7%
Cayman Islands	1.9%
Brazil	1.4%
Denmark	1.3%
United Kingdom	1.3%
Netherlands Antilles	1.2%
Others (Individually Less Than 1%)	5.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,547,062,000 of which $688,479,000 and $858,583,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,569) - See accompanying schedule: Unaffiliated issuers (cost $2,542,744)	$ 3,168,606
Fidelity Central Funds (cost $77,613)	77,613
Total Investments (cost $2,620,357)		$ 3,246,219
Receivable for investments sold		11,972
Receivable for fund shares sold		1,626
Dividends receivable		4,749
Distributions receivable from Fidelity Central Funds		117
Prepaid expenses		1
Other receivables		175
Total assets		3,264,859

Liabilities
Payable for investments purchased	$ 2,230
Payable for fund shares redeemed	4,841
Accrued management fee	1,481
Distribution and service plan fees payable	881
Other affiliated payables	702
Other payables and accrued expenses	246
Collateral on securities loaned, at value	32,274
Total liabilities		42,655

Net Assets		$ 3,222,204
Net Assets consist of:
Paid in capital		$ 3,854,112
Accumulated net investment loss		(687)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,257,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		625,868
Net Assets		$ 3,222,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($714,339 ÷ 12,093.5 shares)	$ 59.07

Maximum offering price per share (100/94.25 of $59.07)	$ 62.67
Class T: Net Asset Value and redemption price per share ($1,357,834 ÷ 23,096.1 shares)	$ 58.79

Maximum offering price per share (100/96.50 of $58.79)	$ 60.92
Class B: Net Asset Value and offering price per share ($46,668 ÷ 873.5 shares)A	$ 53.43

Class C: Net Asset Value and offering price per share ($158,306 ÷ 2,916.3 shares)A	$ 54.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($945,057 ÷ 15,015.6 shares)	$ 62.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,570
Income from Fidelity Central Funds		243
Total income		17,813

Expenses
Management fee	$ 8,798
Transfer agent fees	3,715
Distribution and service plan fees	5,277
Accounting and security lending fees	467
Custodian fees and expenses	70
Independent trustees' compensation	9
Registration fees	63
Audit	32
Legal	8
Interest	1
Miscellaneous	18
Total expenses before reductions	18,458
Expense reductions	(102)	18,356
Net investment income (loss)		(543)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	316,147
Foreign currency transactions	(358)
Total net realized gain (loss)		315,789
Change in net unrealized appreciation (depreciation) on: Investment securities	161,855
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		161,879
Net gain (loss)		477,668
Net increase (decrease) in net assets resulting from operations		$ 477,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (543)	$ (9,496)
Net realized gain (loss)	315,789	336,407
Change in net unrealized appreciation (depreciation)	161,879	238,816
Net increase (decrease) in net assets resulting from operations	477,125	565,727
Distributions to shareholders from net realized gain	(4,514)	-
Share transactions - net increase (decrease)	(302,477)	(617,327)
Total increase (decrease) in net assets	170,134	(51,600)

Net Assets
Beginning of period	3,052,070	3,103,670
End of period (including accumulated net investment loss of $687 and accumulated net investment loss of $144, respectively)	$ 3,222,204	$ 3,052,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04
Income from Investment Operations
Net investment income (loss)E	(.01)	(.14)	(.01)	.11	(.13)	.10
Net realized and unrealized gain (loss)	8.38	8.82	7.79	(29.99)	12.81	3.42
Total from investment operations	8.37	8.68	7.78	(29.88)	12.68	3.52
Distributions from net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	(.05)	-	(.02)	-	-	-
Total distributions	(.05)	-	(.07)I	-	-	-
Net asset value, end of period	$ 59.07	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56
Total ReturnB,C,D	16.51%	20.63%	22.71%	(46.51)%	24.59%	7.33%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.15%A	1.16%	1.19%	1.16%	1.14%	1.13%
Expenses net of fee waivers, if any	1.15%A	1.16%	1.19%	1.16%	1.14%	1.13%
Expenses net of all reductions	1.15%A	1.15%	1.18%	1.15%	1.13%	1.11%
Net investment income (loss)	(.02)%A	(.31)%	(.04)%	.21%	(.22)%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 714	$ 636	$ 640	$ 628	$ 1,232	$ 1,183
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15
Income from Investment Operations
Net investment income (loss)E	(.05)	(.22)	(.09)	.02	(.23)	.01
Net realized and unrealized gain (loss)	8.33	8.79	7.78	(29.92)	12.81	3.41
Total from investment operations	8.28	8.57	7.69	(29.90)	12.58	3.42
Net asset value, end of period	$ 58.79	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57
Total ReturnB,C,D	16.39%	20.43%	22.45%	(46.61)%	24.39%	7.10%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.32%A	1.34%	1.39%	1.33%	1.32%	1.31%
Expenses net of fee waivers, if any	1.32%A	1.34%	1.39%	1.33%	1.32%	1.31%
Expenses net of all reductions	1.31%A	1.33%	1.39%	1.32%	1.31%	1.29%
Net investment income (loss)	(.18)%A	(.48)%	(.24)%	.04%	(.40)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,358	$ 1,246	$ 1,268	$ 1,274	$ 2,786	$ 3,001
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19
Income from Investment Operations
Net investment income (loss)E	(.20)	(.44)	(.26)	(.28)	(.52)	(.28)
Net realized and unrealized gain (loss)	7.59	8.03	7.14	(27.62)	11.89	3.19
Total from investment operations	7.39	7.59	6.88	(27.90)	11.37	2.91
Net asset value, end of period	$ 53.43	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10
Total ReturnB,C,D	16.05%	19.74%	21.79%	(46.91)%	23.64%	6.44%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.90%A	1.91%	1.94%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.90%A	1.91%	1.94%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.90%A	1.91%	1.93%	1.90%	1.91%	1.93%
Net investment income (loss)	(.77)%A	(1.06)%	(.79)%	(.54)%	(1.01)%	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 54	$ 70	$ 91	$ 287	$ 457
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88
Income from Investment Operations
Net investment income (loss)E	(.19)	(.44)	(.26)	(.27)	(.53)	(.27)
Net realized and unrealized gain (loss)	7.70	8.16	7.25	(28.08)	12.09	3.24
Total from investment operations	7.51	7.72	6.99	(28.35)	11.56	2.97
Net asset value, end of period	$ 54.28	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85
Total ReturnB,C,D	16.06%	19.77%	21.80%	(46.93)%	23.66%	6.47%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.88%A	1.90%	1.94%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.88%A	1.90%	1.94%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.87%A	1.90%	1.93%	1.89%	1.89%	1.90%
Net investment income (loss)	(.74)%A	(1.05)%	(.79)%	(.53)%	(.99)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 158	$ 143	$ 142	$ 141	$ 313	$ 299
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86
Income from Investment Operations
Net investment income (loss)D	.10	.02	.12	.32	.08	.28
Net realized and unrealized gain (loss)	8.92	9.41	8.27	(31.92)	13.59	3.62
Total from investment operations	9.02	9.43	8.39	(31.60)	13.67	3.90
Distributions from net investment income	-	-	(.27)	-	(.22)	-
Distributions from net realized gain	(.22)	-	(.02)	-	-	-
Total distributions	(.22)	-	(.29)H	-	(.22)	-
Net asset value, end of period	$ 62.94	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76
Total ReturnB,C	16.70%	21.09%	23.11%	(46.33)%	25.06%	7.67%
Ratios to Average Net AssetsE,G
Expenses before reductions	.80%A	.80%	.85%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.80%A	.80%	.85%	.80%	.79%	.78%
Expenses net of all reductions	.79%A	.80%	.84%	.79%	.78%	.76%
Net investment income (loss)	.34%A	.05%	.30%	.57%	.12%	.55%
Supplemental Data
Net assets, end of period (in millions)	$ 945	$ 973	$ 983	$ 934	$ 1,496	$ 1,341
Portfolio turnover rateF	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 681,186
Gross unrealized depreciation	(69,474)
Net unrealized appreciation (depreciation) on securities and other investments	$ 611,712
Tax cost	$ 2,634,507

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,021,928 and $1,282,910, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 877	$ 18
Class T	.25%	.25%	3,360	27
Class B	.75%	.25%	262	198
Class C	.75%	.25%	778	43
			$ 5,277	$ 286

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	20
Class B*	42
Class C*	2
$ 115

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,063.30
Class T	1,459.22
Class B	80.30
Class C	215.28
Institutional Class	898.20
	$ 3,715

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were $17 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,131.42%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes three hundred and sixteen dollars from securities loaned to FCM. Total security lending income during the period amounted to $221.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net realized gain
Class A	$ 666	$ -
Institutional Class	3,848	-
Total	$ 4,514	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,179	2,334	$ 66,757	$ 106,444
Reinvestment of distributions	11	-	602	-
Shares redeemed	(1,621)	(5,027)	(91,909)	(226,020)
Net increase (decrease)	(431)	(2,693)	$ (24,550)	$ (119,576)
Class T
Shares sold	1,774	3,218	$ 99,779	$ 145,219
Shares redeemed	(3,351)	(8,777)	(188,123)	(394,841)
Net increase (decrease)	(1,577)	(5,559)	$ (88,344)	$ (249,622)
Class B
Shares sold	14	101	$ 739	$ 4,111
Shares redeemed	(317)	(755)	(16,269)	(31,230)
Net increase (decrease)	(303)	(654)	$ (15,530)	$ (27,119)
Class C
Shares sold	164	222	$ 8,659	$ 9,269
Shares redeemed	(316)	(787)	(16,400)	(32,956)
Net increase (decrease)	(152)	(565)	$ (7,741)	$ (23,687)
Institutional Class
Shares sold	1,659	3,486	$ 99,700	$ 165,964
Reinvestment of distributions	54	-	3,064	-
Shares redeemed	(4,663)	(7,512)	(269,076)	(363,287)
Net increase (decrease)	(2,950)	(4,026)	$ (166,312)	$ (197,323)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0711
1.786783.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.15%
Actual		$ 1,000.00	$ 1,165.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class T	1.32%
Actual		$ 1,000.00	$ 1,163.90	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.90%
Actual		$ 1,000.00	$ 1,160.50	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.88%
Actual		$ 1,000.00	$ 1,160.60	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.56	$ 9.45
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,167.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	6.8
QUALCOMM, Inc.	3.7	3.9
Google, Inc. Class A	2.9	3.3
United Technologies Corp.	2.9	2.8
Exxon Mobil Corp.	2.9	3.2
Halliburton Co.	2.2	1.1
Oracle Corp.	2.0	1.1
WABCO Holdings, Inc.	1.6	1.0
Baker Hughes, Inc.	1.6	0.0
Accenture PLC Class A	1.5	0.2
	27.2
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.3	31.6
Industrials	17.0	16.4
Energy	14.1	7.3
Consumer Discretionary	13.4	16.1
Health Care	6.9	12.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 98.3%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	18.7%	** Foreign investments	12.7%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.7%
Gentex Corp.	752,647	$ 22,090
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	233,799	20,680
Harley-Davidson, Inc.	502,840	18,686
Tesla Motors, Inc. (a)(d)	373,831	11,267
		50,633
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	47,500	1,018
Weight Watchers International, Inc.	261,549	20,987
		22,005
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	74,200	1,688
China Lodging Group Ltd. ADR (a)	131,389	2,486
Chipotle Mexican Grill, Inc. (a)	12,600	3,642
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	44,936	1,837
McDonald's Corp.	522,900	42,637
Starbucks Corp.	755,801	27,806
Starwood Hotels & Resorts Worldwide, Inc.	154,055	9,394
		89,490
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	53,710	3,573
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	161,680	31,801
Media - 0.9%
DIRECTV (a)	261,800	13,158
Discovery Communications, Inc. Class C (a)	335,509	13,028
Sun TV Ltd.	227,377	1,969
		28,155
Multiline Retail - 1.5%
Dollarama, Inc. (a)	566,945	18,373
Dollarama, Inc. (a)(e)	108,600	3,519
Target Corp.	558,526	27,664
		49,556
Specialty Retail - 3.1%
GOME Electrical Appliances Holdings Ltd.	9,178,000	3,611
Lowe's Companies, Inc.	1,053,354	25,428
Ross Stores, Inc.	230,058	18,856
TJX Companies, Inc.	288,341	15,288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	342,863	$ 19,193
Vitamin Shoppe, Inc. (a)	452,803	18,443
		100,819
Textiles, Apparel & Luxury Goods - 1.0%
Arezzo Industria e Comercio SA	15,000	247
lululemon athletica, Inc. (a)	150,088	13,628
LVMH Moet Hennessy - Louis Vuitton	22,787	3,964
Polo Ralph Lauren Corp. Class A	112,324	14,239
		32,078
TOTAL CONSUMER DISCRETIONARY		430,200
CONSUMER STAPLES - 4.0%
Beverages - 0.7%
The Coca-Cola Co.	336,859	22,506
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	56,500	4,660
Droga Raia SA	138,000	2,449
Drogasil SA	216,563	1,538
Walgreen Co.	564,639	24,635
Whole Foods Market, Inc.	158,534	9,696
		42,978
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	120,955	9,963
Mead Johnson Nutrition Co. Class A	197,200	13,368
		23,331
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	35,490	3,638
Herbalife Ltd.	633,602	35,659
		39,297
TOTAL CONSUMER STAPLES		128,112
ENERGY - 14.1%
Energy Equipment & Services - 7.1%
Aker Solutions ASA	555,633	12,277
Baker Hughes, Inc.	704,252	52,065
Dresser-Rand Group, Inc. (a)	207,000	10,884
Halliburton Co.	1,441,547	72,294
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	65,000	$ 4,718
Oceaneering International, Inc.	199,166	16,232
Oil States International, Inc. (a)	64,900	5,130
Schlumberger Ltd.	451,966	38,743
Transocean Ltd. (United States)	235,100	16,295
Vantage Drilling Co. (a)	762,100	1,524
		230,162
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	120,319	9,568
Apache Corp.	77,722	9,684
Atlas Pipeline Partners, LP	192,471	6,833
Concho Resources, Inc. (a)	141,187	13,358
Denbury Resources, Inc. (a)	135,900	2,984
Exxon Mobil Corp.	1,105,129	92,245
Noble Energy, Inc.	33,200	3,094
Occidental Petroleum Corp.	437,673	47,203
Pioneer Natural Resources Co.	57,100	5,243
Valero Energy Corp.	211,900	5,827
Whiting Petroleum Corp. (a)	423,399	28,410
		224,449
TOTAL ENERGY		454,611
FINANCIALS - 5.6%
Capital Markets - 2.8%
BlackRock, Inc. Class A	138,100	28,388
Charles Schwab Corp.	651,901	11,741
Invesco Ltd.	883,528	21,797
JMP Group, Inc.	107,200	761
Noah Holdings Ltd. ADR (d)	493,850	6,341
T. Rowe Price Group, Inc.	144,842	9,168
The Blackstone Group LP	643,300	11,090
		89,286
Commercial Banks - 1.2%
Wells Fargo & Co.	1,325,117	37,594
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	545,919	8,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.1%
CME Group, Inc.	49,065	$ 14,021
JPMorgan Chase & Co.	530,759	22,950
		36,971
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	701,400	8,121
TOTAL FINANCIALS		180,493
HEALTH CARE - 6.9%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	215,136	10,202
Amarin Corp. PLC ADR (a)	425,900	8,122
Biogen Idec, Inc. (a)	73,800	6,991
Human Genome Sciences, Inc. (a)	337,984	9,251
United Therapeutics Corp. (a)	259,892	16,781
		51,347
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	66,760	5,924
Health Care Providers & Services - 0.6%
Express Scripts, Inc. (a)	111,921	6,666
HMS Holdings Corp. (a)	49,400	3,856
VCA Antech, Inc. (a)	330,520	8,081
		18,603
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc. (a)	493,084	24,590
Illumina, Inc. (a)(d)	300,060	21,628
Sequenom, Inc. (a)	450,668	3,574
		49,792
Pharmaceuticals - 3.0%
Aegerion Pharmaceuticals, Inc.	95,100	1,801
Novo Nordisk A/S Series B	324,616	40,795
Perrigo Co.	276,863	23,688
Valeant Pharmaceuticals International, Inc. (Canada)	607,354	31,836
		98,120
TOTAL HEALTH CARE		223,786
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.0%
Aerospace & Defense - 7.6%
Esterline Technologies Corp. (a)	314,271	$ 23,765
Goodrich Corp.	479,100	41,821
Honeywell International, Inc.	509,865	30,362
Precision Castparts Corp.	207,447	32,590
Textron, Inc.	620,000	14,186
TransDigm Group, Inc. (a)	98,694	8,093
United Technologies Corp.	1,076,700	94,502
		245,319
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	83,800	6,722
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	87,100	2,561
Building Products - 0.1%
A.O. Smith Corp.	113,509	4,707
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc. (a)	171,485	3,586
Waste Connections, Inc.	172,200	5,414
		9,000
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	334,200	15,393
Electrical Equipment - 3.0%
Acuity Brands, Inc.	166,534	10,152
AMETEK, Inc.	170,948	7,435
Cooper Industries PLC Class A	238,100	14,965
Crompton Greaves Ltd.	454,962	2,668
Emerson Electric Co.	636,300	34,710
Polypore International, Inc. (a)	223,159	14,628
Regal-Beloit Corp.	104,100	7,183
Roper Industries, Inc.	76,100	6,352
		98,093
Industrial Conglomerates - 0.4%
3M Co.	122,852	11,595
Machinery - 3.6%
CLARCOR, Inc.	143,661	6,121
Danaher Corp.	619,932	33,805
Flowserve Corp.	52,000	6,304
Ingersoll-Rand Co. Ltd.	184,030	9,183
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	766,371	$ 52,535
Weg SA	698,100	7,967
		115,915
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	80,064	4,572
CoStar Group, Inc. (a)	35,535	2,242
IHS, Inc. Class A (a)	84,411	7,405
Robert Half International, Inc.	161,600	4,455
		18,674
Road & Rail - 0.1%
Union Pacific Corp.	31,250	3,280
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	109,362	16,521
TOTAL INDUSTRIALS		547,780
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 4.2%
Juniper Networks, Inc. (a)	395,699	14,487
QUALCOMM, Inc.	2,010,818	117,814
ViaSat, Inc. (a)	84,140	3,725
		136,026
Computers & Peripherals - 7.6%
Apple, Inc. (a)	546,789	190,184
EMC Corp. (a)	472,375	13,449
NetApp, Inc. (a)	397,344	21,763
OCZ Technology Group, Inc. (a)(d)	552,600	4,631
SanDisk Corp. (a)	135,085	6,419
STEC, Inc. (a)(d)	378,064	6,771
		243,217
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	54,800	2,962
IPG Photonics Corp. (a)	132,400	9,950
Keyence Corp.	24,000	6,319
		19,231
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	91,405	12,405
Dice Holdings, Inc. (a)	597,771	8,829
eBay, Inc. (a)	512,849	15,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	179,967	$ 95,206
KIT Digital, Inc. (a)(d)	1,111,922	13,621
The Knot, Inc. (a)	316,245	3,245
Velti PLC (a)	199,441	3,083
VeriSign, Inc.	636,457	22,289
WebMD Health Corp. (a)	556,033	26,512
		201,176
IT Services - 2.7%
Accenture PLC Class A	843,479	48,407
Cognizant Technology Solutions Corp. Class A (a)	263,500	20,037
Fidelity National Information Services, Inc.	199,862	6,432
Heartland Payment Systems, Inc.	346,805	6,596
Visa, Inc. Class A	59,794	4,847
		86,319
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	237,626	9,783
ARM Holdings PLC sponsored ADR (d)	1,091,234	31,155
ASML Holding NV	73,100	2,852
Avago Technologies Ltd.	919,814	31,081
Linear Technology Corp.	375,100	12,975
		87,846
Software - 7.3%
ANSYS, Inc. (a)	119,256	6,842
Ariba, Inc. (a)	1,102,996	36,994
Check Point Software Technologies Ltd. (a)	236,900	13,011
Citrix Systems, Inc. (a)	267,843	23,468
Computer Modelling Group Ltd.	140,900	4,083
Concur Technologies, Inc. (a)	60,290	3,013
Informatica Corp. (a)	131,300	7,702
Intuit, Inc. (a)	238,991	12,898
Kingdee International Software Group Co. Ltd.	8,073,600	4,640
Oracle Corp.	1,826,713	62,510
RealPage, Inc.	99,396	2,927
Red Hat, Inc. (a)	164,200	7,159
salesforce.com, Inc. (a)	103,382	15,741
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	925,614	$ 22,816
VMware, Inc. Class A (a)	104,748	10,194
		233,998
TOTAL INFORMATION TECHNOLOGY		1,007,813
MATERIALS - 5.2%
Chemicals - 1.9%
Albemarle Corp.	92,900	6,581
CF Industries Holdings, Inc.	92,750	14,263
Ecolab, Inc.	92,700	5,087
FMC Corp.	151,300	12,762
Lanxess AG	36,400	3,142
The Mosaic Co.	286,373	20,290
		62,125
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	56,850	2,079
Metals & Mining - 3.2%
Grande Cache Coal Corp. (a)	2,300,900	19,733
Iluka Resources Ltd.	529,972	8,849
Kenmare Resources PLC (a)	12,458,167	10,042
Major Drilling Group International, Inc.	594,000	9,490
Mirabela Nickel Ltd. (a)	2,804,991	6,139
Mongolian Mining Corp.	2,614,000	3,059
Newmont Mining Corp.	437,721	24,762
Teck Resources Ltd. Class B (sub. vtg.)	176,500	9,257
Walter Energy, Inc.	105,100	13,090
		104,421
TOTAL MATERIALS		168,625
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	555,600	27,186
TOTAL COMMON STOCKS (Cost $2,542,744)		3,168,606
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	45,339,060	$ 45,339
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	32,273,845	32,274
TOTAL MONEY MARKET FUNDS (Cost $77,613)		77,613
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,620,357)		3,246,219
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,015)
NET ASSETS - 100%		$ 3,222,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,519,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	221
Total	$ 243
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 430,200	$ 430,200	$ -	$ -
Consumer Staples	128,112	128,112	-	-
Energy	454,611	454,611	-	-
Financials	180,493	180,493	-	-
Health Care	223,786	182,991	40,795	-
Industrials	547,780	547,780	-	-
Information Technology	1,007,813	1,001,494	6,319	-
Materials	168,625	168,625	-	-
Telecommunication Services	27,186	27,186	-	-
Money Market Funds	77,613	77,613	-	-
Total Investments in Securities:	$ 3,246,219	$ 3,199,105	$ 47,114	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Canada	3.0%
Ireland	2.7%
Cayman Islands	1.9%
Brazil	1.4%
Denmark	1.3%
United Kingdom	1.3%
Netherlands Antilles	1.2%
Others (Individually Less Than 1%)	5.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,547,062,000 of which $688,479,000 and $858,583,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,569) - See accompanying schedule: Unaffiliated issuers (cost $2,542,744)	$ 3,168,606
Fidelity Central Funds (cost $77,613)	77,613
Total Investments (cost $2,620,357)		$ 3,246,219
Receivable for investments sold		11,972
Receivable for fund shares sold		1,626
Dividends receivable		4,749
Distributions receivable from Fidelity Central Funds		117
Prepaid expenses		1
Other receivables		175
Total assets		3,264,859

Liabilities
Payable for investments purchased	$ 2,230
Payable for fund shares redeemed	4,841
Accrued management fee	1,481
Distribution and service plan fees payable	881
Other affiliated payables	702
Other payables and accrued expenses	246
Collateral on securities loaned, at value	32,274
Total liabilities		42,655

Net Assets		$ 3,222,204
Net Assets consist of:
Paid in capital		$ 3,854,112
Accumulated net investment loss		(687)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,257,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		625,868
Net Assets		$ 3,222,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($714,339 ÷ 12,093.5 shares)	$ 59.07

Maximum offering price per share (100/94.25 of $59.07)	$ 62.67
Class T: Net Asset Value and redemption price per share ($1,357,834 ÷ 23,096.1 shares)	$ 58.79

Maximum offering price per share (100/96.50 of $58.79)	$ 60.92
Class B: Net Asset Value and offering price per share ($46,668 ÷ 873.5 shares)A	$ 53.43

Class C: Net Asset Value and offering price per share ($158,306 ÷ 2,916.3 shares)A	$ 54.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($945,057 ÷ 15,015.6 shares)	$ 62.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,570
Income from Fidelity Central Funds		243
Total income		17,813

Expenses
Management fee	$ 8,798
Transfer agent fees	3,715
Distribution and service plan fees	5,277
Accounting and security lending fees	467
Custodian fees and expenses	70
Independent trustees' compensation	9
Registration fees	63
Audit	32
Legal	8
Interest	1
Miscellaneous	18
Total expenses before reductions	18,458
Expense reductions	(102)	18,356
Net investment income (loss)		(543)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	316,147
Foreign currency transactions	(358)
Total net realized gain (loss)		315,789
Change in net unrealized appreciation (depreciation) on: Investment securities	161,855
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		161,879
Net gain (loss)		477,668
Net increase (decrease) in net assets resulting from operations		$ 477,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (543)	$ (9,496)
Net realized gain (loss)	315,789	336,407
Change in net unrealized appreciation (depreciation)	161,879	238,816
Net increase (decrease) in net assets resulting from operations	477,125	565,727
Distributions to shareholders from net realized gain	(4,514)	-
Share transactions - net increase (decrease)	(302,477)	(617,327)
Total increase (decrease) in net assets	170,134	(51,600)

Net Assets
Beginning of period	3,052,070	3,103,670
End of period (including accumulated net investment loss of $687 and accumulated net investment loss of $144, respectively)	$ 3,222,204	$ 3,052,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04
Income from Investment Operations
Net investment income (loss)E	(.01)	(.14)	(.01)	.11	(.13)	.10
Net realized and unrealized gain (loss)	8.38	8.82	7.79	(29.99)	12.81	3.42
Total from investment operations	8.37	8.68	7.78	(29.88)	12.68	3.52
Distributions from net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	(.05)	-	(.02)	-	-	-
Total distributions	(.05)	-	(.07)I	-	-	-
Net asset value, end of period	$ 59.07	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56
Total ReturnB,C,D	16.51%	20.63%	22.71%	(46.51)%	24.59%	7.33%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.15%A	1.16%	1.19%	1.16%	1.14%	1.13%
Expenses net of fee waivers, if any	1.15%A	1.16%	1.19%	1.16%	1.14%	1.13%
Expenses net of all reductions	1.15%A	1.15%	1.18%	1.15%	1.13%	1.11%
Net investment income (loss)	(.02)%A	(.31)%	(.04)%	.21%	(.22)%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 714	$ 636	$ 640	$ 628	$ 1,232	$ 1,183
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15
Income from Investment Operations
Net investment income (loss)E	(.05)	(.22)	(.09)	.02	(.23)	.01
Net realized and unrealized gain (loss)	8.33	8.79	7.78	(29.92)	12.81	3.41
Total from investment operations	8.28	8.57	7.69	(29.90)	12.58	3.42
Net asset value, end of period	$ 58.79	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57
Total ReturnB,C,D	16.39%	20.43%	22.45%	(46.61)%	24.39%	7.10%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.32%A	1.34%	1.39%	1.33%	1.32%	1.31%
Expenses net of fee waivers, if any	1.32%A	1.34%	1.39%	1.33%	1.32%	1.31%
Expenses net of all reductions	1.31%A	1.33%	1.39%	1.32%	1.31%	1.29%
Net investment income (loss)	(.18)%A	(.48)%	(.24)%	.04%	(.40)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,358	$ 1,246	$ 1,268	$ 1,274	$ 2,786	$ 3,001
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19
Income from Investment Operations
Net investment income (loss)E	(.20)	(.44)	(.26)	(.28)	(.52)	(.28)
Net realized and unrealized gain (loss)	7.59	8.03	7.14	(27.62)	11.89	3.19
Total from investment operations	7.39	7.59	6.88	(27.90)	11.37	2.91
Net asset value, end of period	$ 53.43	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10
Total ReturnB,C,D	16.05%	19.74%	21.79%	(46.91)%	23.64%	6.44%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.90%A	1.91%	1.94%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.90%A	1.91%	1.94%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.90%A	1.91%	1.93%	1.90%	1.91%	1.93%
Net investment income (loss)	(.77)%A	(1.06)%	(.79)%	(.54)%	(1.01)%	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 54	$ 70	$ 91	$ 287	$ 457
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88
Income from Investment Operations
Net investment income (loss)E	(.19)	(.44)	(.26)	(.27)	(.53)	(.27)
Net realized and unrealized gain (loss)	7.70	8.16	7.25	(28.08)	12.09	3.24
Total from investment operations	7.51	7.72	6.99	(28.35)	11.56	2.97
Net asset value, end of period	$ 54.28	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85
Total ReturnB,C,D	16.06%	19.77%	21.80%	(46.93)%	23.66%	6.47%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.88%A	1.90%	1.94%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.88%A	1.90%	1.94%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.87%A	1.90%	1.93%	1.89%	1.89%	1.90%
Net investment income (loss)	(.74)%A	(1.05)%	(.79)%	(.53)%	(.99)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 158	$ 143	$ 142	$ 141	$ 313	$ 299
Portfolio turnover rateG	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86
Income from Investment Operations
Net investment income (loss)D	.10	.02	.12	.32	.08	.28
Net realized and unrealized gain (loss)	8.92	9.41	8.27	(31.92)	13.59	3.62
Total from investment operations	9.02	9.43	8.39	(31.60)	13.67	3.90
Distributions from net investment income	-	-	(.27)	-	(.22)	-
Distributions from net realized gain	(.22)	-	(.02)	-	-	-
Total distributions	(.22)	-	(.29)H	-	(.22)	-
Net asset value, end of period	$ 62.94	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76
Total ReturnB,C	16.70%	21.09%	23.11%	(46.33)%	25.06%	7.67%
Ratios to Average Net AssetsE,G
Expenses before reductions	.80%A	.80%	.85%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.80%A	.80%	.85%	.80%	.79%	.78%
Expenses net of all reductions	.79%A	.80%	.84%	.79%	.78%	.76%
Net investment income (loss)	.34%A	.05%	.30%	.57%	.12%	.55%
Supplemental Data
Net assets, end of period (in millions)	$ 945	$ 973	$ 983	$ 934	$ 1,496	$ 1,341
Portfolio turnover rateF	65%A	71%	135%	164%	112%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 681,186
Gross unrealized depreciation	(69,474)
Net unrealized appreciation (depreciation) on securities and other investments	$ 611,712
Tax cost	$ 2,634,507

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,021,928 and $1,282,910, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 877	$ 18
Class T	.25%	.25%	3,360	27
Class B	.75%	.25%	262	198
Class C	.75%	.25%	778	43
			$ 5,277	$ 286

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	20
Class B*	42
Class C*	2
$ 115

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,063.30
Class T	1,459.22
Class B	80.30
Class C	215.28
Institutional Class	898.20
	$ 3,715

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were $17 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,131.42%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes three hundred and sixteen dollars from securities loaned to FCM. Total security lending income during the period amounted to $221.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net realized gain
Class A	$ 666	$ -
Institutional Class	3,848	-
Total	$ 4,514	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,179	2,334	$ 66,757	$ 106,444
Reinvestment of distributions	11	-	602	-
Shares redeemed	(1,621)	(5,027)	(91,909)	(226,020)
Net increase (decrease)	(431)	(2,693)	$ (24,550)	$ (119,576)
Class T
Shares sold	1,774	3,218	$ 99,779	$ 145,219
Shares redeemed	(3,351)	(8,777)	(188,123)	(394,841)
Net increase (decrease)	(1,577)	(5,559)	$ (88,344)	$ (249,622)
Class B
Shares sold	14	101	$ 739	$ 4,111
Shares redeemed	(317)	(755)	(16,269)	(31,230)
Net increase (decrease)	(303)	(654)	$ (15,530)	$ (27,119)
Class C
Shares sold	164	222	$ 8,659	$ 9,269
Shares redeemed	(316)	(787)	(16,400)	(32,956)
Net increase (decrease)	(152)	(565)	$ (7,741)	$ (23,687)
Institutional Class
Shares sold	1,659	3,486	$ 99,700	$ 165,964
Reinvestment of distributions	54	-	3,064	-
Shares redeemed	(4,663)	(7,512)	(269,076)	(363,287)
Net increase (decrease)	(2,950)	(4,026)	$ (166,312)	$ (197,323)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0711
1.786784.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,182.00	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.21%
Actual		$ 1,000.00	$ 1,181.00	$ 6.58
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.09
Class B	1.80%
Actual		$ 1,000.00	$ 1,177.50	$ 9.77
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.77%
Actual		$ 1,000.00	$ 1,177.10	$ 9.61
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,183.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.1
Chevron Corp.	3.7	2.4
AT&T, Inc.	3.2	2.2
Wells Fargo & Co.	3.1	2.9
Pfizer, Inc.	2.7	2.1
Procter & Gamble Co.	2.2	1.2
Merck & Co., Inc.	2.1	1.5
General Electric Co.	1.8	1.6
Johnson & Johnson	1.8	0.9
PepsiCo, Inc.	1.5	0.2
	26.1
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	26.1
Health Care	12.1	8.3
Energy	11.6	14.1
Consumer Staples	10.9	5.2
Industrials	9.6	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 92.6%		Stocks 96.0%
	Bonds 0.6%		Bonds 0.0%
	Convertible Securities 4.1%		Convertible Securities 2.5%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	18.9%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	101,500	$ 23
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	71,900	5,863
Household Durables - 0.9%
KB Home	184,800	2,269
Lennar Corp. Class A	354,400	6,727
PulteGroup, Inc. (a)	695,600	5,871
Whirlpool Corp.	89,183	7,474
		22,341
Media - 2.7%
Comcast Corp. Class A	1,468,600	37,067
Time Warner, Inc.	893,600	32,554
		69,621
Multiline Retail - 1.2%
Macy's, Inc.	349,280	10,087
Target Corp.	397,717	19,699
		29,786
Specialty Retail - 0.5%
Lowe's Companies, Inc.	324,000	7,821
OfficeMax, Inc. (a)	213,300	1,783
RadioShack Corp.	271,900	4,285
		13,889
Textiles, Apparel & Luxury Goods - 0.1%
Ports Design Ltd.	1,049,500	2,694
TOTAL CONSUMER DISCRETIONARY		144,217
CONSUMER STAPLES - 10.9%
Beverages - 2.5%
Diageo PLC sponsored ADR	32,500	2,765
PepsiCo, Inc.	545,114	38,769
The Coca-Cola Co.	325,371	21,738
		63,272
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	130,558	5,051
SUPERVALU, Inc.	145,900	1,497
Walgreen Co.	136,440	5,953
		12,501
Food Products - 2.5%
ConAgra Foods, Inc.	165,000	4,196
Danone (d)	154,600	11,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	538,891	$ 18,845
Nestle SA	148,102	9,507
The J.M. Smucker Co.	120,400	9,545
Unilever NV unit	349,000	11,398
		64,823
Household Products - 3.1%
Colgate-Palmolive Co.	31,900	2,792
Kimberly-Clark Corp.	134,112	9,160
Procter & Gamble Co.	850,333	56,972
Reckitt Benckiser Group PLC	185,700	10,499
		79,423
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	145,000	5,668
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	321,700	29,066
Lorillard, Inc.	56,355	6,497
Philip Morris International, Inc.	273,400	19,616
		55,179
TOTAL CONSUMER STAPLES		280,866
ENERGY - 11.2%
Energy Equipment & Services - 1.1%
Exterran Partners LP	167,100	4,296
Noble Corp.	341,417	14,295
Transocean Ltd. (United States)	128,002	8,872
		27,463
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	103,400	12,884
ARC Resources Ltd.	36,500	1,009
BP PLC sponsored ADR	259,187	11,985
Buckeye Partners LP	13,400	850
Chevron Corp.	911,330	95,608
Daylight Energy Ltd.	984,700	10,132
Exxon Mobil Corp.	461,602	38,530
Kinder Morgan Holding Co. LLC	268,200	7,856
Legacy Reserves LP	88,700	2,828
Occidental Petroleum Corp.	123,434	13,312
Penn West Petroleum Ltd.	356,800	9,228
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PetroBakken Energy Ltd. Class A (d)	153,500	$ 2,623
Pioneer Southwest Energy Partners LP	26,917	826
Royal Dutch Shell PLC Class A sponsored ADR	377,000	26,929
Total SA sponsored ADR (d)	461,500	26,578
		261,178
TOTAL ENERGY		288,641
FINANCIALS - 24.5%
Capital Markets - 4.2%
AllianceBernstein Holding LP	59,800	1,245
Apollo Global Management LLC Class A	41,900	755
Ashmore Group PLC	1,595,887	9,960
Bank of New York Mellon Corp.	660,510	18,567
Goldman Sachs Group, Inc.	195,991	27,582
KKR & Co. LP	561,500	9,652
Man Group PLC	915,800	3,870
Morgan Stanley	1,147,001	27,712
The Blackstone Group LP	550,600	9,492
		108,835
Commercial Banks - 6.6%
Banco Santander SA	383,150	4,565
BB&T Corp.	643,314	17,717
Comerica, Inc.	182,280	6,582
Huntington Bancshares, Inc.	1,196,500	7,897
KeyCorp	659,300	5,584
M&T Bank Corp.	120,700	10,658
PNC Financial Services Group, Inc.	185,989	11,609
Standard Chartered PLC (United Kingdom)	143,030	3,830
SunTrust Banks, Inc.	82,300	2,315
U.S. Bancorp, Delaware	797,000	20,403
Wells Fargo & Co.	2,773,192	78,675
		169,835
Diversified Financial Services - 6.2%
African Bank Investments Ltd.	419,000	2,190
Bank of America Corp.	1,808,759	21,253
Citigroup, Inc.	520,254	21,408
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	2,394,547	$ 103,538
KKR Financial Holdings LLC	1,022,270	10,253
		158,642
Insurance - 3.0%
ACE Ltd.	182,300	12,546
AFLAC, Inc.	67,600	3,231
Cincinnati Financial Corp.	118,500	3,605
Everest Re Group Ltd.	135,900	12,091
Fidelity National Financial, Inc. Class A	320,714	5,125
Hanover Insurance Group, Inc.	123,730	5,080
MetLife, Inc.	55,800	2,461
MetLife, Inc. unit	62,100	5,127
Old Republic International Corp.	302,300	3,758
RenaissanceRe Holdings Ltd.	136,000	9,787
The Chubb Corp.	169,200	11,098
XL Group PLC Class A	203,691	4,819
		78,728
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	492,700	8,933
Boston Properties, Inc.	65,021	7,045
Brandywine Realty Trust (SBI)	391,100	4,990
Camden Property Trust (SBI)	66,992	4,306
DiamondRock Hospitality Co.	235,400	2,707
Digital Realty Trust, Inc. (d)	67,300	4,198
HCP, Inc.	399,438	15,155
Healthcare Realty Trust, Inc.	241,000	5,307
Highwoods Properties, Inc. (SBI)	162,962	5,880
Mid-America Apartment Communities, Inc.	60,573	4,152
Omega Healthcare Investors, Inc.	196,100	4,175
ProLogis Trust	305,100	5,052
Rayonier, Inc.	76,695	5,092
Two Harbors Investment Corp.	88,900	955
Ventas, Inc.	224,338	12,653
Weyerhaeuser Co.	350,621	7,552
		98,152
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	812,000	2,115
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	683,759	9,709
Hudson City Bancorp, Inc.	143,900	1,314
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	157,739	$ 2,555
People's United Financial, Inc.	192,200	2,566
		16,144
TOTAL FINANCIALS		632,451
HEALTH CARE - 11.6%
Biotechnology - 0.3%
PDL BioPharma, Inc.	943,400	6,264
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	95,000	5,654
C. R. Bard, Inc.	59,129	6,609
Covidien PLC	210,200	11,561
Meridian Bioscience, Inc.	98,000	2,338
		26,162
Health Care Providers & Services - 0.3%
Medco Health Solutions, Inc. (a)	60,500	3,622
UnitedHealth Group, Inc.	105,559	5,167
		8,789
Pharmaceuticals - 10.0%
Abbott Laboratories	355,900	18,596
AstraZeneca PLC sponsored ADR	107,100	5,612
GlaxoSmithKline PLC	1,592,477	34,621
Johnson & Johnson	684,081	46,032
Merck & Co., Inc.	1,453,791	53,427
Pfizer, Inc.	3,256,979	69,862
Roche Holding AG (participation certificate)	156,940	27,601
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,100	2,652
		258,403
TOTAL HEALTH CARE		299,618
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	374,262	22,287
Lockheed Martin Corp.	123,100	9,589
The Boeing Co.	184,500	14,397
United Technologies Corp.	280,000	24,576
		70,849
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	121,800	$ 3,581
Building Products - 0.5%
Masco Corp.	832,500	11,863
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	538,215	16,965
Construction & Engineering - 0.2%
Chiyoda Corp.	402,000	4,387
Electrical Equipment - 0.3%
Alstom SA	144,309	8,932
Industrial Conglomerates - 2.4%
General Electric Co.	2,379,131	46,726
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	201,500	5,614
Siemens AG sponsored ADR	69,700	9,329
		61,669
Machinery - 1.1%
Briggs & Stratton Corp.	285,552	5,954
Douglas Dynamics, Inc.	302,300	4,683
Ingersoll-Rand Co. Ltd.	344,700	17,201
		27,838
Professional Services - 0.2%
Bureau Veritas SA	52,890	4,438
Road & Rail - 1.0%
Union Pacific Corp.	249,210	26,160
Trading Companies & Distributors - 0.2%
Watsco, Inc.	62,300	4,170
TOTAL INDUSTRIALS		240,852
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	480,741	8,076
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	271,814	10,160
Electronic Equipment & Components - 1.1%
Corning, Inc.	985,100	19,850
TE Connectivity Ltd.	213,753	7,873
		27,723
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.6%
International Business Machines Corp.	140,600	$ 23,752
Paychex, Inc.	738,543	23,855
Visa, Inc. Class A	232,233	18,825
		66,432
Office Electronics - 0.3%
Xerox Corp.	884,374	9,029
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	255,800	3,525
ASM Pacific Technology Ltd.	385,400	5,243
KLA-Tencor Corp.	137,500	5,926
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,249,772	8,323
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	681,100	9,304
		32,321
TOTAL INFORMATION TECHNOLOGY		153,741
MATERIALS - 0.7%
Chemicals - 0.2%
PPG Industries, Inc.	57,400	5,091
Metals & Mining - 0.5%
Commercial Metals Co.	222,400	3,312
Nucor Corp.	224,800	9,518
		12,830
TOTAL MATERIALS		17,921
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	2,653,569	83,747
CenturyLink, Inc.	372,325	16,081
Deutsche Telekom AG	310,500	4,615
Verizon Communications, Inc.	952,801	35,187
		139,630
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	1,171,036	6,851
TOTAL TELECOMMUNICATION SERVICES		146,481
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	692,136	$ 26,440
Duke Energy Corp.	983,900	18,448
Entergy Corp.	182,180	12,416
FirstEnergy Corp.	267,687	11,944
PPL Corp.	596,790	16,824
Southern Co.	489,000	19,599
		105,671
Multi-Utilities - 1.3%
Alliant Energy Corp.	62,811	2,583
National Grid PLC	876,000	9,044
PG&E Corp.	131,807	5,718
Public Service Enterprise Group, Inc.	250,029	8,376
TECO Energy, Inc.	348,000	6,682
		32,403
TOTAL UTILITIES		138,074
TOTAL COMMON STOCKS (Cost $2,175,345)		2,342,862
Preferred Stocks - 3.9%

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	113,400	5,681
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,782
TOTAL CONSUMER DISCRETIONARY		9,463
FINANCIALS - 1.1%
Commercial Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	5,200	5,980
Wells Fargo & Co. 7.50%	5,000	5,425
		11,405
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	5,200	$ 5,460
Citigroup, Inc. 7.50%	41,000	4,941
		10,401
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. 6.50%	101,600	5,359
TOTAL FINANCIALS		27,165
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,200	6,136
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	23,100	1,445
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	96,400	5,049
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 9.50%	97,500	5,628
TOTAL CONVERTIBLE PREFERRED STOCKS		54,886
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Porsche Automobil Holding SE (Germany)	234,650	16,312
Volkswagen AG	155,394	27,588
		43,900
TOTAL PREFERRED STOCKS (Cost $89,914)		98,786
Corporate Bonds - 2.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	$ 5,160	$ 5,979
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	3,080	2,746
TOTAL CONSUMER DISCRETIONARY		8,725
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	4,700	5,210
Peabody Energy Corp. 4.75% 12/15/66	3,920	4,939
		10,149
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	3,322
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,120	1,492
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	4,490	5,201
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	3,850	5,476
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	4,120	5,274
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 3.25% 8/1/39	4,250	5,285
TOTAL INFORMATION TECHNOLOGY		16,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp.:
1.25% 7/15/14	$ 1,070	$ 1,442
1.625% 7/15/17	1,920	2,663
		4,105
TOTAL CONVERTIBLE BONDS		49,029
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 9.75% 3/1/18 (e)	1,810	1,756
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International:
6.75% 10/1/17 (e)	4,955	4,881
6.875% 12/1/18 (e)	890	881
		5,762
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	5,260	5,773
Wireless Telecommunication Services - 0.1%
Clearwire Escrow Corp. 12% 12/1/15 (e)	1,145	1,254
TOTAL TELECOMMUNICATION SERVICES		7,027
TOTAL NONCONVERTIBLE BONDS		14,545
TOTAL CORPORATE BONDS (Cost $63,140)		63,574
Floating Rate Loans (g) - 0.0%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $717)	$ 715	$ 723
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	69,379,003	69,379
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	28,879,440	28,879
TOTAL MONEY MARKET FUNDS (Cost $98,258)		98,258
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,427,374)		2,604,203
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(27,655)
NET ASSETS - 100%		$ 2,576,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,867,000 or 0.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	325
Total	$ 346
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,580	$ 193,775	$ 3,782	$ 23
Consumer Staples	280,866	280,866	-	-
Energy	288,641	288,641	-	-
Financials	659,616	644,565	15,051	-
Health Care	305,754	264,997	40,757	-
Industrials	242,297	236,465	5,832	-
Information Technology	153,741	153,741	-	-
Materials	22,970	22,970	-	-
Telecommunication Services	146,481	146,481	-	-
Utilities	143,702	134,658	9,044	-
Corporate Bonds	63,574	-	63,574	-
Floating Rate Loans	723	-	723	-
Money Market Funds	98,258	98,258	-	-
Total Investments in Securities:	$ 2,604,203	$ 2,465,417	$ 138,763	$ 23
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	24
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 23
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
United Kingdom	5.7%
Switzerland	3.2%
Germany	2.3%
France	1.9%
Ireland	1.4%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $717,083,000 of which $197,098,000 and $519,985,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,751) - See accompanying schedule: Unaffiliated issuers (cost $2,329,116)	$ 2,505,945
Fidelity Central Funds (cost $98,258)	98,258
Total Investments (cost $2,427,374)		$ 2,604,203
Cash		1
Receivable for investments sold		30,418
Receivable for fund shares sold		1,249
Dividends receivable		7,777
Interest receivable		961
Distributions receivable from Fidelity Central Funds		185
Prepaid expenses		1
Other receivables		177
Total assets		2,644,972

Liabilities
Payable for investments purchased	$ 29,313
Payable for fund shares redeemed	7,662
Accrued management fee	980
Distribution and service plan fees payable	836
Other affiliated payables	578
Other payables and accrued expenses	176
Collateral on securities loaned, at value	28,879
Total liabilities		68,424

Net Assets		$ 2,576,548
Net Assets consist of:
Paid in capital		$ 2,774,092
Undistributed net investment income		10,494
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(384,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		176,856
Net Assets		$ 2,576,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($764,340 ÷ 30,879.7 shares)	$ 24.75

Maximum offering price per share (100/94.25 of $24.75)	$ 26.26
Class T: Net Asset Value and redemption price per share ($1,183,774 ÷ 47,150.2 shares)	$ 25.11

Maximum offering price per share (100/96.50 of $25.11)	$ 26.02
Class B: Net Asset Value and offering price per share ($57,737 ÷ 2,322.4 shares)A	$ 24.86

Class C: Net Asset Value and offering price per share ($160,714 ÷ 6,466.4 shares)A	$ 24.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($409,983 ÷ 16,072.9 shares)	$ 25.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 29,943
Interest		713
Income from Fidelity Central Funds		346
Total income		31,002

Expenses
Management fee	$ 5,973
Transfer agent fees	3,188
Distribution and service plan fees	5,072
Accounting and security lending fees	391
Custodian fees and expenses	51
Independent trustees' compensation	7
Registration fees	63
Audit	29
Legal	5
Interest	1
Miscellaneous	16
Total expenses before reductions	14,796
Expense reductions	(98)	14,698
Net investment income (loss)		16,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,038
Foreign currency transactions	335
Total net realized gain (loss)		401,373
Change in net unrealized appreciation (depreciation) on: Investment securities	18,176
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		18,195
Net gain (loss)		419,568
Net increase (decrease) in net assets resulting from operations		$ 435,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Asset

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,304	$ 34,304
Net realized gain (loss)	401,373	506,746
Change in net unrealized appreciation (depreciation)	18,195	(387,983)
Net increase (decrease) in net assets resulting from operations	435,872	153,067
Distributions to shareholders from net investment income	(14,331)	(34,035)
Share transactions - net increase (decrease)	(346,950)	(1,091,804)
Total increase (decrease) in net assets	74,591	(972,772)

Net Assets
Beginning of period	2,501,957	3,474,729
End of period (including undistributed net investment income of $10,494 and undistributed net investment income of $8,521, respectively)	$ 2,576,548	$ 2,501,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49
Income from Investment Operations
Net investment income (loss) E	.16	.25	.28	.36	.32	.36
Net realized and unrealized gain (loss)	3.66	.81	3.58	(12.22)	1.41	3.93
Total from investment operations	3.82	1.06	3.86	(11.86)	1.73	4.29
Distributions from net investment income	(.14)	(.25)	(.32)	(.37)	(.35)	(.31)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.14)	(.25)	(.32)	(2.05)	(2.92)	(1.96)
Net asset value, end of period	$ 24.75	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82
Total Return B,C,D	18.20%	5.26%	23.58%	(41.34)%	5.82%	15.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.02% A	1.04%	1.07%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.02% A	1.04%	1.07%	1.01%	.97%	.99%
Expenses net of all reductions	1.02% A	1.04%	1.07%	1.00%	.96%	.98%
Net investment income (loss)	1.35% A	1.21%	1.67%	1.46%	1.02%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 764	$ 719	$ 831	$ 801	$ 1,618	$ 1,551
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83
Income from Investment Operations
Net investment income (loss) E	.14	.22	.25	.31	.25	.30
Net realized and unrealized gain (loss)	3.72	.82	3.63	(12.39)	1.44	3.98
Total from investment operations	3.86	1.04	3.88	(12.08)	1.69	4.28
Distributions from net investment income	(.12)	(.21)	(.28)	(.31)	(.33)	(.24)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.12)	(.21)	(.28)	(1.99)	(2.90)	(1.89)
Net asset value, end of period	$ 25.11	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22
Total Return B,C,D	18.10%	5.09%	23.35%	(41.49)%	5.60%	15.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.23%	1.28%	1.21%	1.18%	1.20%
Expenses net of fee waivers, if any	1.21% A	1.23%	1.28%	1.21%	1.18%	1.20%
Expenses net of all reductions	1.21% A	1.22%	1.27%	1.21%	1.18%	1.19%
Net investment income (loss)	1.16% A	1.03%	1.47%	1.25%	.81%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,184	$ 1,108	$ 1,264	$ 1,286	$ 2,711	$ 3,076
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54
Income from Investment Operations
Net investment income (loss) E	.07	.09	.15	.17	.06	.11
Net realized and unrealized gain (loss)	3.68	.82	3.59	(12.26)	1.41	3.94
Total from investment operations	3.75	.91	3.74	(12.09)	1.47	4.05
Distributions from net investment income	(.05)	(.08)	(.18)	(.13)	(.12)	(.05)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.05)	(.08)	(.18)	(1.81)	(2.69)	(1.70)
Net asset value, end of period	$ 24.86	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89
Total Return B,C,D	17.75%	4.49%	22.59%	(41.80)%	4.95%	14.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.82%	1.84%	1.80%	1.79%	1.83%
Expenses net of fee waivers, if any	1.80% A	1.82%	1.84%	1.80%	1.79%	1.83%
Expenses net of all reductions	1.80% A	1.81%	1.84%	1.80%	1.79%	1.82%
Net investment income (loss)	.57% A	.44%	.90%	.66%	.20%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 63	$ 88	$ 115	$ 314	$ 420
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59
Income from Investment Operations
Net investment income (loss) E	.07	.09	.16	.17	.08	.13
Net realized and unrealized gain (loss)	3.67	.82	3.59	(12.26)	1.42	3.95
Total from investment operations	3.74	.91	3.75	(12.09)	1.50	4.08
Distributions from net investment income	(.05)	(.09)	(.19)	(.15)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.05)	(.09)	(.19)	(1.83)	(2.73)	(1.74)
Net asset value, end of period	$ 24.85	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93
Total Return B,C,D	17.71%	4.50%	22.63%	(41.79)%	5.03%	14.52%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.80%	1.83%	1.77%	1.73%	1.76%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.83%	1.77%	1.73%	1.76%
Expenses net of all reductions	1.77% A	1.79%	1.83%	1.77%	1.73%	1.76%
Net investment income (loss)	.60% A	.46%	.91%	.70%	.26%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 149	$ 165	$ 170	$ 385	$ 403
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20
Income from Investment Operations
Net investment income (loss) D	.20	.32	.34	.44	.41	.46
Net realized and unrealized gain (loss)	3.78	.83	3.68	(12.57)	1.46	4.02
Total from investment operations	3.98	1.15	4.02	(12.13)	1.87	4.48
Distributions from net investment income	(.17)	(.30)	(.37)	(.45)	(.48)	(.39)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.17)	(.30)	(.37)	(2.13)	(3.05)	(2.04)
Net asset value, end of period	$ 25.51	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64
Total Return B,C	18.39%	5.56%	23.90%	(41.18)%	6.14%	15.75%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.77%	.79%	.72%	.69%	.70%
Expenses net of fee waivers, if any	.75% A	.77%	.79%	.72%	.69%	.70%
Expenses net of all reductions	.74% A	.76%	.78%	.72%	.68%	.69%
Net investment income (loss)	1.63% A	1.49%	1.96%	1.75%	1.30%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 410	$ 464	$ 1,127	$ 1,249	$ 1,936	$ 1,893
Portfolio turnover rate F	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 291,649
Gross unrealized depreciation	(182,041)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,608
Tax cost	$ 2,494,595

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,333,670 and $1,707,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 968	$ 13
Class T	.25%	.25%	2,990	18
Class B	.75%	.25%	315	237
Class C	.75%	.25%	799	60
			$ 5,072	$ 328

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61
Class T	20
Class B*	42
Class C*	2
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,058.27
Class T	1,280.21
Class B	96.30
Class C	219.27
Institutional Class	535.25
	$ 3,188

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,482.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $811. Security lending income represents the income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $325, including $1 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $98 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 4,763	$ 9,497
Class T	6,014	12,034
Class B	145	305
Class C	365	716
Institutional Class	3,044	11,483
Total	$ 14,331	$ 34,035

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	2,501	5,675	$ 59,277	$ 117,783
Reinvestment of distributions	190	430	4,379	8,915
Shares redeemed	(5,920)	(12,999)	(140,942)	(267,940)
Net increase (decrease)	(3,229)	(6,894)	$ (77,286)	$ (141,242)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class T
Shares sold	3,231	6,952	$ 77,798	$ 146,349
Reinvestment of distributions	248	551	5,773	11,600
Shares redeemed	(8,154)	(17,207)	(196,521)	(361,081)
Net increase (decrease)	(4,675)	(9,704)	$ (112,950)	$ (203,132)
Class B
Shares sold	47	344	$ 1,142	$ 7,171
Reinvestment of distributions	6	14	129	284
Shares redeemed	(691)	(1,741)	(16,539)	(36,221)
Net increase (decrease)	(638)	(1,383)	$ (15,268)	$ (28,766)
Class C
Shares sold	409	765	$ 9,751	$ 15,955
Reinvestment of distributions	14	30	322	626
Shares redeemed	(1,001)	(1,869)	(23,709)	(38,752)
Net increase (decrease)	(578)	(1,074)	$ (13,636)	$ (22,171)
Institutional Class
Shares sold	1,874	3,951	$ 45,950	$ 83,852
Reinvestment of distributions	119	517	2,828	11,028
Shares redeemed	(7,300)	(37,151)	(176,588)	(791,373)
Net increase (decrease)	(5,307)	(32,683)	$ (127,810)	$ (696,493)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0711
1.786785.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,182.00	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.21%
Actual		$ 1,000.00	$ 1,181.00	$ 6.58
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.09
Class B	1.80%
Actual		$ 1,000.00	$ 1,177.50	$ 9.77
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.77%
Actual		$ 1,000.00	$ 1,177.10	$ 9.61
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,183.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.1
Chevron Corp.	3.7	2.4
AT&T, Inc.	3.2	2.2
Wells Fargo & Co.	3.1	2.9
Pfizer, Inc.	2.7	2.1
Procter & Gamble Co.	2.2	1.2
Merck & Co., Inc.	2.1	1.5
General Electric Co.	1.8	1.6
Johnson & Johnson	1.8	0.9
PepsiCo, Inc.	1.5	0.2
	26.1
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	26.1
Health Care	12.1	8.3
Energy	11.6	14.1
Consumer Staples	10.9	5.2
Industrials	9.6	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 92.6%		Stocks 96.0%
	Bonds 0.6%		Bonds 0.0%
	Convertible Securities 4.1%		Convertible Securities 2.5%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	18.9%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	101,500	$ 23
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	71,900	5,863
Household Durables - 0.9%
KB Home	184,800	2,269
Lennar Corp. Class A	354,400	6,727
PulteGroup, Inc. (a)	695,600	5,871
Whirlpool Corp.	89,183	7,474
		22,341
Media - 2.7%
Comcast Corp. Class A	1,468,600	37,067
Time Warner, Inc.	893,600	32,554
		69,621
Multiline Retail - 1.2%
Macy's, Inc.	349,280	10,087
Target Corp.	397,717	19,699
		29,786
Specialty Retail - 0.5%
Lowe's Companies, Inc.	324,000	7,821
OfficeMax, Inc. (a)	213,300	1,783
RadioShack Corp.	271,900	4,285
		13,889
Textiles, Apparel & Luxury Goods - 0.1%
Ports Design Ltd.	1,049,500	2,694
TOTAL CONSUMER DISCRETIONARY		144,217
CONSUMER STAPLES - 10.9%
Beverages - 2.5%
Diageo PLC sponsored ADR	32,500	2,765
PepsiCo, Inc.	545,114	38,769
The Coca-Cola Co.	325,371	21,738
		63,272
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	130,558	5,051
SUPERVALU, Inc.	145,900	1,497
Walgreen Co.	136,440	5,953
		12,501
Food Products - 2.5%
ConAgra Foods, Inc.	165,000	4,196
Danone (d)	154,600	11,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	538,891	$ 18,845
Nestle SA	148,102	9,507
The J.M. Smucker Co.	120,400	9,545
Unilever NV unit	349,000	11,398
		64,823
Household Products - 3.1%
Colgate-Palmolive Co.	31,900	2,792
Kimberly-Clark Corp.	134,112	9,160
Procter & Gamble Co.	850,333	56,972
Reckitt Benckiser Group PLC	185,700	10,499
		79,423
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	145,000	5,668
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	321,700	29,066
Lorillard, Inc.	56,355	6,497
Philip Morris International, Inc.	273,400	19,616
		55,179
TOTAL CONSUMER STAPLES		280,866
ENERGY - 11.2%
Energy Equipment & Services - 1.1%
Exterran Partners LP	167,100	4,296
Noble Corp.	341,417	14,295
Transocean Ltd. (United States)	128,002	8,872
		27,463
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	103,400	12,884
ARC Resources Ltd.	36,500	1,009
BP PLC sponsored ADR	259,187	11,985
Buckeye Partners LP	13,400	850
Chevron Corp.	911,330	95,608
Daylight Energy Ltd.	984,700	10,132
Exxon Mobil Corp.	461,602	38,530
Kinder Morgan Holding Co. LLC	268,200	7,856
Legacy Reserves LP	88,700	2,828
Occidental Petroleum Corp.	123,434	13,312
Penn West Petroleum Ltd.	356,800	9,228
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PetroBakken Energy Ltd. Class A (d)	153,500	$ 2,623
Pioneer Southwest Energy Partners LP	26,917	826
Royal Dutch Shell PLC Class A sponsored ADR	377,000	26,929
Total SA sponsored ADR (d)	461,500	26,578
		261,178
TOTAL ENERGY		288,641
FINANCIALS - 24.5%
Capital Markets - 4.2%
AllianceBernstein Holding LP	59,800	1,245
Apollo Global Management LLC Class A	41,900	755
Ashmore Group PLC	1,595,887	9,960
Bank of New York Mellon Corp.	660,510	18,567
Goldman Sachs Group, Inc.	195,991	27,582
KKR & Co. LP	561,500	9,652
Man Group PLC	915,800	3,870
Morgan Stanley	1,147,001	27,712
The Blackstone Group LP	550,600	9,492
		108,835
Commercial Banks - 6.6%
Banco Santander SA	383,150	4,565
BB&T Corp.	643,314	17,717
Comerica, Inc.	182,280	6,582
Huntington Bancshares, Inc.	1,196,500	7,897
KeyCorp	659,300	5,584
M&T Bank Corp.	120,700	10,658
PNC Financial Services Group, Inc.	185,989	11,609
Standard Chartered PLC (United Kingdom)	143,030	3,830
SunTrust Banks, Inc.	82,300	2,315
U.S. Bancorp, Delaware	797,000	20,403
Wells Fargo & Co.	2,773,192	78,675
		169,835
Diversified Financial Services - 6.2%
African Bank Investments Ltd.	419,000	2,190
Bank of America Corp.	1,808,759	21,253
Citigroup, Inc.	520,254	21,408
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	2,394,547	$ 103,538
KKR Financial Holdings LLC	1,022,270	10,253
		158,642
Insurance - 3.0%
ACE Ltd.	182,300	12,546
AFLAC, Inc.	67,600	3,231
Cincinnati Financial Corp.	118,500	3,605
Everest Re Group Ltd.	135,900	12,091
Fidelity National Financial, Inc. Class A	320,714	5,125
Hanover Insurance Group, Inc.	123,730	5,080
MetLife, Inc.	55,800	2,461
MetLife, Inc. unit	62,100	5,127
Old Republic International Corp.	302,300	3,758
RenaissanceRe Holdings Ltd.	136,000	9,787
The Chubb Corp.	169,200	11,098
XL Group PLC Class A	203,691	4,819
		78,728
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	492,700	8,933
Boston Properties, Inc.	65,021	7,045
Brandywine Realty Trust (SBI)	391,100	4,990
Camden Property Trust (SBI)	66,992	4,306
DiamondRock Hospitality Co.	235,400	2,707
Digital Realty Trust, Inc. (d)	67,300	4,198
HCP, Inc.	399,438	15,155
Healthcare Realty Trust, Inc.	241,000	5,307
Highwoods Properties, Inc. (SBI)	162,962	5,880
Mid-America Apartment Communities, Inc.	60,573	4,152
Omega Healthcare Investors, Inc.	196,100	4,175
ProLogis Trust	305,100	5,052
Rayonier, Inc.	76,695	5,092
Two Harbors Investment Corp.	88,900	955
Ventas, Inc.	224,338	12,653
Weyerhaeuser Co.	350,621	7,552
		98,152
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	812,000	2,115
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	683,759	9,709
Hudson City Bancorp, Inc.	143,900	1,314
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	157,739	$ 2,555
People's United Financial, Inc.	192,200	2,566
		16,144
TOTAL FINANCIALS		632,451
HEALTH CARE - 11.6%
Biotechnology - 0.3%
PDL BioPharma, Inc.	943,400	6,264
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	95,000	5,654
C. R. Bard, Inc.	59,129	6,609
Covidien PLC	210,200	11,561
Meridian Bioscience, Inc.	98,000	2,338
		26,162
Health Care Providers & Services - 0.3%
Medco Health Solutions, Inc. (a)	60,500	3,622
UnitedHealth Group, Inc.	105,559	5,167
		8,789
Pharmaceuticals - 10.0%
Abbott Laboratories	355,900	18,596
AstraZeneca PLC sponsored ADR	107,100	5,612
GlaxoSmithKline PLC	1,592,477	34,621
Johnson & Johnson	684,081	46,032
Merck & Co., Inc.	1,453,791	53,427
Pfizer, Inc.	3,256,979	69,862
Roche Holding AG (participation certificate)	156,940	27,601
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,100	2,652
		258,403
TOTAL HEALTH CARE		299,618
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	374,262	22,287
Lockheed Martin Corp.	123,100	9,589
The Boeing Co.	184,500	14,397
United Technologies Corp.	280,000	24,576
		70,849
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	121,800	$ 3,581
Building Products - 0.5%
Masco Corp.	832,500	11,863
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	538,215	16,965
Construction & Engineering - 0.2%
Chiyoda Corp.	402,000	4,387
Electrical Equipment - 0.3%
Alstom SA	144,309	8,932
Industrial Conglomerates - 2.4%
General Electric Co.	2,379,131	46,726
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	201,500	5,614
Siemens AG sponsored ADR	69,700	9,329
		61,669
Machinery - 1.1%
Briggs & Stratton Corp.	285,552	5,954
Douglas Dynamics, Inc.	302,300	4,683
Ingersoll-Rand Co. Ltd.	344,700	17,201
		27,838
Professional Services - 0.2%
Bureau Veritas SA	52,890	4,438
Road & Rail - 1.0%
Union Pacific Corp.	249,210	26,160
Trading Companies & Distributors - 0.2%
Watsco, Inc.	62,300	4,170
TOTAL INDUSTRIALS		240,852
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	480,741	8,076
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	271,814	10,160
Electronic Equipment & Components - 1.1%
Corning, Inc.	985,100	19,850
TE Connectivity Ltd.	213,753	7,873
		27,723
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.6%
International Business Machines Corp.	140,600	$ 23,752
Paychex, Inc.	738,543	23,855
Visa, Inc. Class A	232,233	18,825
		66,432
Office Electronics - 0.3%
Xerox Corp.	884,374	9,029
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	255,800	3,525
ASM Pacific Technology Ltd.	385,400	5,243
KLA-Tencor Corp.	137,500	5,926
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,249,772	8,323
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	681,100	9,304
		32,321
TOTAL INFORMATION TECHNOLOGY		153,741
MATERIALS - 0.7%
Chemicals - 0.2%
PPG Industries, Inc.	57,400	5,091
Metals & Mining - 0.5%
Commercial Metals Co.	222,400	3,312
Nucor Corp.	224,800	9,518
		12,830
TOTAL MATERIALS		17,921
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	2,653,569	83,747
CenturyLink, Inc.	372,325	16,081
Deutsche Telekom AG	310,500	4,615
Verizon Communications, Inc.	952,801	35,187
		139,630
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	1,171,036	6,851
TOTAL TELECOMMUNICATION SERVICES		146,481
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	692,136	$ 26,440
Duke Energy Corp.	983,900	18,448
Entergy Corp.	182,180	12,416
FirstEnergy Corp.	267,687	11,944
PPL Corp.	596,790	16,824
Southern Co.	489,000	19,599
		105,671
Multi-Utilities - 1.3%
Alliant Energy Corp.	62,811	2,583
National Grid PLC	876,000	9,044
PG&E Corp.	131,807	5,718
Public Service Enterprise Group, Inc.	250,029	8,376
TECO Energy, Inc.	348,000	6,682
		32,403
TOTAL UTILITIES		138,074
TOTAL COMMON STOCKS (Cost $2,175,345)		2,342,862
Preferred Stocks - 3.9%

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	113,400	5,681
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,782
TOTAL CONSUMER DISCRETIONARY		9,463
FINANCIALS - 1.1%
Commercial Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	5,200	5,980
Wells Fargo & Co. 7.50%	5,000	5,425
		11,405
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	5,200	$ 5,460
Citigroup, Inc. 7.50%	41,000	4,941
		10,401
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. 6.50%	101,600	5,359
TOTAL FINANCIALS		27,165
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,200	6,136
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	23,100	1,445
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	96,400	5,049
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 9.50%	97,500	5,628
TOTAL CONVERTIBLE PREFERRED STOCKS		54,886
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Porsche Automobil Holding SE (Germany)	234,650	16,312
Volkswagen AG	155,394	27,588
		43,900
TOTAL PREFERRED STOCKS (Cost $89,914)		98,786
Corporate Bonds - 2.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	$ 5,160	$ 5,979
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	3,080	2,746
TOTAL CONSUMER DISCRETIONARY		8,725
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	4,700	5,210
Peabody Energy Corp. 4.75% 12/15/66	3,920	4,939
		10,149
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	3,322
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,120	1,492
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	4,490	5,201
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	3,850	5,476
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	4,120	5,274
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 3.25% 8/1/39	4,250	5,285
TOTAL INFORMATION TECHNOLOGY		16,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp.:
1.25% 7/15/14	$ 1,070	$ 1,442
1.625% 7/15/17	1,920	2,663
		4,105
TOTAL CONVERTIBLE BONDS		49,029
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 9.75% 3/1/18 (e)	1,810	1,756
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International:
6.75% 10/1/17 (e)	4,955	4,881
6.875% 12/1/18 (e)	890	881
		5,762
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	5,260	5,773
Wireless Telecommunication Services - 0.1%
Clearwire Escrow Corp. 12% 12/1/15 (e)	1,145	1,254
TOTAL TELECOMMUNICATION SERVICES		7,027
TOTAL NONCONVERTIBLE BONDS		14,545
TOTAL CORPORATE BONDS (Cost $63,140)		63,574
Floating Rate Loans (g) - 0.0%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $717)	$ 715	$ 723
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	69,379,003	69,379
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	28,879,440	28,879
TOTAL MONEY MARKET FUNDS (Cost $98,258)		98,258
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,427,374)		2,604,203
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(27,655)
NET ASSETS - 100%		$ 2,576,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,867,000 or 0.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	325
Total	$ 346
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,580	$ 193,775	$ 3,782	$ 23
Consumer Staples	280,866	280,866	-	-
Energy	288,641	288,641	-	-
Financials	659,616	644,565	15,051	-
Health Care	305,754	264,997	40,757	-
Industrials	242,297	236,465	5,832	-
Information Technology	153,741	153,741	-	-
Materials	22,970	22,970	-	-
Telecommunication Services	146,481	146,481	-	-
Utilities	143,702	134,658	9,044	-
Corporate Bonds	63,574	-	63,574	-
Floating Rate Loans	723	-	723	-
Money Market Funds	98,258	98,258	-	-
Total Investments in Securities:	$ 2,604,203	$ 2,465,417	$ 138,763	$ 23
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	24
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 23
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
United Kingdom	5.7%
Switzerland	3.2%
Germany	2.3%
France	1.9%
Ireland	1.4%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $717,083,000 of which $197,098,000 and $519,985,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,751) - See accompanying schedule: Unaffiliated issuers (cost $2,329,116)	$ 2,505,945
Fidelity Central Funds (cost $98,258)	98,258
Total Investments (cost $2,427,374)		$ 2,604,203
Cash		1
Receivable for investments sold		30,418
Receivable for fund shares sold		1,249
Dividends receivable		7,777
Interest receivable		961
Distributions receivable from Fidelity Central Funds		185
Prepaid expenses		1
Other receivables		177
Total assets		2,644,972

Liabilities
Payable for investments purchased	$ 29,313
Payable for fund shares redeemed	7,662
Accrued management fee	980
Distribution and service plan fees payable	836
Other affiliated payables	578
Other payables and accrued expenses	176
Collateral on securities loaned, at value	28,879
Total liabilities		68,424

Net Assets		$ 2,576,548
Net Assets consist of:
Paid in capital		$ 2,774,092
Undistributed net investment income		10,494
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(384,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		176,856
Net Assets		$ 2,576,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($764,340 ÷ 30,879.7 shares)	$ 24.75

Maximum offering price per share (100/94.25 of $24.75)	$ 26.26
Class T: Net Asset Value and redemption price per share ($1,183,774 ÷ 47,150.2 shares)	$ 25.11

Maximum offering price per share (100/96.50 of $25.11)	$ 26.02
Class B: Net Asset Value and offering price per share ($57,737 ÷ 2,322.4 shares)A	$ 24.86

Class C: Net Asset Value and offering price per share ($160,714 ÷ 6,466.4 shares)A	$ 24.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($409,983 ÷ 16,072.9 shares)	$ 25.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 29,943
Interest		713
Income from Fidelity Central Funds		346
Total income		31,002

Expenses
Management fee	$ 5,973
Transfer agent fees	3,188
Distribution and service plan fees	5,072
Accounting and security lending fees	391
Custodian fees and expenses	51
Independent trustees' compensation	7
Registration fees	63
Audit	29
Legal	5
Interest	1
Miscellaneous	16
Total expenses before reductions	14,796
Expense reductions	(98)	14,698
Net investment income (loss)		16,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,038
Foreign currency transactions	335
Total net realized gain (loss)		401,373
Change in net unrealized appreciation (depreciation) on: Investment securities	18,176
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		18,195
Net gain (loss)		419,568
Net increase (decrease) in net assets resulting from operations		$ 435,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,304	$ 34,304
Net realized gain (loss)	401,373	506,746
Change in net unrealized appreciation (depreciation)	18,195	(387,983)
Net increase (decrease) in net assets resulting from operations	435,872	153,067
Distributions to shareholders from net investment income	(14,331)	(34,035)
Share transactions - net increase (decrease)	(346,950)	(1,091,804)
Total increase (decrease) in net assets	74,591	(972,772)

Net Assets
Beginning of period	2,501,957	3,474,729
End of period (including undistributed net investment income of $10,494 and undistributed net investment income of $8,521, respectively)	$ 2,576,548	$ 2,501,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49
Income from Investment Operations
Net investment income (loss) E	.16	.25	.28	.36	.32	.36
Net realized and unrealized gain (loss)	3.66	.81	3.58	(12.22)	1.41	3.93
Total from investment operations	3.82	1.06	3.86	(11.86)	1.73	4.29
Distributions from net investment income	(.14)	(.25)	(.32)	(.37)	(.35)	(.31)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.14)	(.25)	(.32)	(2.05)	(2.92)	(1.96)
Net asset value, end of period	$ 24.75	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82
Total Return B,C,D	18.20%	5.26%	23.58%	(41.34)%	5.82%	15.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.02% A	1.04%	1.07%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.02% A	1.04%	1.07%	1.01%	.97%	.99%
Expenses net of all reductions	1.02% A	1.04%	1.07%	1.00%	.96%	.98%
Net investment income (loss)	1.35% A	1.21%	1.67%	1.46%	1.02%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 764	$ 719	$ 831	$ 801	$ 1,618	$ 1,551
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83
Income from Investment Operations
Net investment income (loss) E	.14	.22	.25	.31	.25	.30
Net realized and unrealized gain (loss)	3.72	.82	3.63	(12.39)	1.44	3.98
Total from investment operations	3.86	1.04	3.88	(12.08)	1.69	4.28
Distributions from net investment income	(.12)	(.21)	(.28)	(.31)	(.33)	(.24)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.12)	(.21)	(.28)	(1.99)	(2.90)	(1.89)
Net asset value, end of period	$ 25.11	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22
Total Return B,C,D	18.10%	5.09%	23.35%	(41.49)%	5.60%	15.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.23%	1.28%	1.21%	1.18%	1.20%
Expenses net of fee waivers, if any	1.21% A	1.23%	1.28%	1.21%	1.18%	1.20%
Expenses net of all reductions	1.21% A	1.22%	1.27%	1.21%	1.18%	1.19%
Net investment income (loss)	1.16% A	1.03%	1.47%	1.25%	.81%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,184	$ 1,108	$ 1,264	$ 1,286	$ 2,711	$ 3,076
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54
Income from Investment Operations
Net investment income (loss) E	.07	.09	.15	.17	.06	.11
Net realized and unrealized gain (loss)	3.68	.82	3.59	(12.26)	1.41	3.94
Total from investment operations	3.75	.91	3.74	(12.09)	1.47	4.05
Distributions from net investment income	(.05)	(.08)	(.18)	(.13)	(.12)	(.05)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.05)	(.08)	(.18)	(1.81)	(2.69)	(1.70)
Net asset value, end of period	$ 24.86	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89
Total Return B,C,D	17.75%	4.49%	22.59%	(41.80)%	4.95%	14.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.82%	1.84%	1.80%	1.79%	1.83%
Expenses net of fee waivers, if any	1.80% A	1.82%	1.84%	1.80%	1.79%	1.83%
Expenses net of all reductions	1.80% A	1.81%	1.84%	1.80%	1.79%	1.82%
Net investment income (loss)	.57% A	.44%	.90%	.66%	.20%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 63	$ 88	$ 115	$ 314	$ 420
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59
Income from Investment Operations
Net investment income (loss) E	.07	.09	.16	.17	.08	.13
Net realized and unrealized gain (loss)	3.67	.82	3.59	(12.26)	1.42	3.95
Total from investment operations	3.74	.91	3.75	(12.09)	1.50	4.08
Distributions from net investment income	(.05)	(.09)	(.19)	(.15)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.05)	(.09)	(.19)	(1.83)	(2.73)	(1.74)
Net asset value, end of period	$ 24.85	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93
Total Return B,C,D	17.71%	4.50%	22.63%	(41.79)%	5.03%	14.52%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.80%	1.83%	1.77%	1.73%	1.76%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.83%	1.77%	1.73%	1.76%
Expenses net of all reductions	1.77% A	1.79%	1.83%	1.77%	1.73%	1.76%
Net investment income (loss)	.60% A	.46%	.91%	.70%	.26%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 149	$ 165	$ 170	$ 385	$ 403
Portfolio turnover rate G	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20
Income from Investment Operations
Net investment income (loss) D	.20	.32	.34	.44	.41	.46
Net realized and unrealized gain (loss)	3.78	.83	3.68	(12.57)	1.46	4.02
Total from investment operations	3.98	1.15	4.02	(12.13)	1.87	4.48
Distributions from net investment income	(.17)	(.30)	(.37)	(.45)	(.48)	(.39)
Distributions from net realized gain	-	-	-	(1.68)	(2.57)	(1.65)
Total distributions	(.17)	(.30)	(.37)	(2.13)	(3.05)	(2.04)
Net asset value, end of period	$ 25.51	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64
Total Return B,C	18.39%	5.56%	23.90%	(41.18)%	6.14%	15.75%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.77%	.79%	.72%	.69%	.70%
Expenses net of fee waivers, if any	.75% A	.77%	.79%	.72%	.69%	.70%
Expenses net of all reductions	.74% A	.76%	.78%	.72%	.68%	.69%
Net investment income (loss)	1.63% A	1.49%	1.96%	1.75%	1.30%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 410	$ 464	$ 1,127	$ 1,249	$ 1,936	$ 1,893
Portfolio turnover rate F	104% A	29%	76%	78%	44%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 291,649
Gross unrealized depreciation	(182,041)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,608
Tax cost	$ 2,494,595

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,333,670 and $1,707,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 968	$ 13
Class T	.25%	.25%	2,990	18
Class B	.75%	.25%	315	237
Class C	.75%	.25%	799	60
			$ 5,072	$ 328

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61
Class T	20
Class B*	42
Class C*	2
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,058.27
Class T	1,280.21
Class B	96.30
Class C	219.27
Institutional Class	535.25
	$ 3,188

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,482.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $811. Security lending income represents the income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $325, including $1 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $98 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 4,763	$ 9,497
Class T	6,014	12,034
Class B	145	305
Class C	365	716
Institutional Class	3,044	11,483
Total	$ 14,331	$ 34,035

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	2,501	5,675	$ 59,277	$ 117,783
Reinvestment of distributions	190	430	4,379	8,915
Shares redeemed	(5,920)	(12,999)	(140,942)	(267,940)
Net increase (decrease)	(3,229)	(6,894)	$ (77,286)	$ (141,242)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class T
Shares sold	3,231	6,952	$ 77,798	$ 146,349
Reinvestment of distributions	248	551	5,773	11,600
Shares redeemed	(8,154)	(17,207)	(196,521)	(361,081)
Net increase (decrease)	(4,675)	(9,704)	$ (112,950)	$ (203,132)
Class B
Shares sold	47	344	$ 1,142	$ 7,171
Reinvestment of distributions	6	14	129	284
Shares redeemed	(691)	(1,741)	(16,539)	(36,221)
Net increase (decrease)	(638)	(1,383)	$ (15,268)	$ (28,766)
Class C
Shares sold	409	765	$ 9,751	$ 15,955
Reinvestment of distributions	14	30	322	626
Shares redeemed	(1,001)	(1,869)	(23,709)	(38,752)
Net increase (decrease)	(578)	(1,074)	$ (13,636)	$ (22,171)
Institutional Class
Shares sold	1,874	3,951	$ 45,950	$ 83,852
Reinvestment of distributions	119	517	2,828	11,028
Shares redeemed	(7,300)	(37,151)	(176,588)	(791,373)
Net increase (decrease)	(5,307)	(32,683)	$ (127,810)	$ (696,493)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0711
1.786786.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,169.60	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,167.90	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,164.90	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,164.60	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,171.40	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.8	2.3
Chevron Corp.	2.7	1.9
AT&T, Inc.	2.5	0.9
Merck & Co., Inc.	1.9	2.0
Wells Fargo & Co.	1.9	2.1
Citigroup, Inc.	1.8	2.5
Pfizer, Inc.	1.7	1.7
U.S. Bancorp, Delaware	1.6	1.9
Goldman Sachs Group, Inc.	1.5	1.9
General Electric Co.	1.5	1.4
	19.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.8
Energy	13.7	11.8
Health Care	13.2	11.7
Industrials	12.0	13.3
Consumer Discretionary	10.3	12.8
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.5%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	10.2%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Modine Manufacturing Co. (a)	10,900	$ 173,092
Automobiles - 0.2%
Harley-Davidson, Inc.	4,900	182,084
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	2,300	52,325
Denny's Corp. (a)	66,819	273,290
Starbucks Corp.	6,818	250,834
Starwood Hotels & Resorts Worldwide, Inc.	5,900	359,782
WMS Industries, Inc. (a)	7,200	226,512
Wyndham Worldwide Corp.	9,100	316,771
		1,479,514
Household Durables - 1.9%
D.R. Horton, Inc.	42,681	519,855
iRobot Corp. (a)	1,300	43,680
Lennar Corp. Class A	24,500	465,010
Stanley Black & Decker, Inc.	7,425	548,559
		1,577,104
Media - 2.9%
Cinemark Holdings, Inc.	4,309	93,721
News Corp. Class A	8,900	163,226
The Walt Disney Co.	24,695	1,028,053
Time Warner Cable, Inc.	9,641	744,478
Virgin Media, Inc.	9,453	308,357
		2,337,835
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	6,600	409,860
Group 1 Automotive, Inc.	3,600	139,428
Lowe's Companies, Inc.	17,000	410,380
OfficeMax, Inc. (a)	11,299	94,460
TJX Companies, Inc.	3,900	206,778
		1,260,906
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	8,100	534,357
Polo Ralph Lauren Corp. Class A	3,919	496,812
VF Corp.	4,100	408,647
		1,439,816
TOTAL CONSUMER DISCRETIONARY		8,450,351
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.5%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	2,593	$ 156,744
The Coca-Cola Co.	7,900	527,799
		684,543
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	3,200	132,640
CVS Caremark Corp.	14,300	553,267
Susser Holdings Corp. (a)	7,750	111,135
Walgreen Co.	2,200	95,986
		893,028
Food Products - 0.4%
Archer Daniels Midland Co.	2,500	81,025
Green Mountain Coffee Roasters, Inc. (a)	3,100	255,347
		336,372
Household Products - 1.5%
Procter & Gamble Co.	17,942	1,202,114
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	3,100	280,085
Imperial Tobacco Group PLC	14,830	530,827
Lorillard, Inc.	2,800	322,784
Philip Morris International, Inc.	14,677	1,053,075
		2,186,771
TOTAL CONSUMER STAPLES		5,302,828
ENERGY - 13.7%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	12,467	921,685
Ensco International Ltd. ADR	6,350	338,582
Halliburton Co.	9,000	451,350
National Oilwell Varco, Inc.	12,700	921,766
Noble Corp.	18,500	774,595
Transocean Ltd. (United States)	5,200	360,412
		3,768,390
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	4,800	262,992
Apache Corp.	6,900	859,740
Atlas Pipeline Partners, LP	2,300	81,650
Chevron Corp.	21,097	2,213,286
Exxon Mobil Corp.	4,700	392,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontier Oil Corp.	7,900	$ 235,894
Gran Tierra Energy, Inc. (a)	4,800	34,677
Holly Corp.	9,339	581,913
Occidental Petroleum Corp.	8,421	908,205
Pioneer Natural Resources Co.	6,100	560,102
Royal Dutch Shell PLC Class A sponsored ADR	10,900	778,587
Talisman Energy, Inc. (d)	19,700	415,978
Targa Resources Corp.	3,300	115,236
		7,440,569
TOTAL ENERGY		11,208,959
FINANCIALS - 22.0%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	8,900	1,252,497
Morgan Stanley	20,300	490,448
		1,742,945
Commercial Banks - 5.3%
City National Corp.	3,800	214,054
Comerica, Inc.	5,600	202,216
Commerce Bancshares, Inc.	3,400	145,452
Huntington Bancshares, Inc.	26,033	171,818
KeyCorp	22,809	193,192
Southwest Bancorp, Inc., Oklahoma (a)	299	3,746
SunTrust Banks, Inc.	5,900	165,967
SVB Financial Group (a)	5,615	333,419
U.S. Bancorp, Delaware	52,566	1,345,690
Wells Fargo & Co.	53,475	1,517,086
		4,292,640
Consumer Finance - 0.5%
Discover Financial Services	18,300	436,272
Diversified Financial Services - 5.6%
Bank of America Corp.	68,374	803,395
Citigroup, Inc.	35,438	1,458,274
JPMorgan Chase & Co.	53,095	2,295,826
		4,557,495
Insurance - 3.6%
AFLAC, Inc.	3,900	186,381
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,100	424,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	19,222	$ 564,166
MetLife, Inc.	11,679	515,044
Prudential Financial, Inc.	9,600	612,288
Unum Group	4,700	123,657
XL Group PLC Class A	23,200	548,912
		2,974,464
Real Estate Investment Trusts - 2.8%
CBL & Associates Properties, Inc.	32,844	631,919
DiamondRock Hospitality Co.	13,900	159,850
HCP, Inc.	2,000	75,880
Lexington Corporate Properties Trust (d)	20,600	194,464
ProLogis Trust	6,000	99,360
Public Storage	2,500	295,850
Rayonier, Inc.	2,600	172,614
The Macerich Co.	3,635	197,635
Ventas, Inc.	1,800	101,520
Weyerhaeuser Co.	17,600	379,104
		2,308,196
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	45,328	1,198,019
Forest City Enterprises, Inc. Class A (a)	5,200	99,684
Jones Lang LaSalle, Inc.	3,700	359,455
		1,657,158
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	3,100	87,916
TOTAL FINANCIALS		18,057,086
HEALTH CARE - 13.2%
Biotechnology - 2.7%
Amgen, Inc. (a)	7,400	447,996
Anthera Pharmaceuticals, Inc. (a)	14,500	117,885
Ardea Biosciences, Inc. (a)	7,100	177,429
ARIAD Pharmaceuticals, Inc. (a)	19,400	168,392
ArQule, Inc. (a)	8,200	59,204
BioMarin Pharmaceutical, Inc. (a)	5,100	143,973
Gilead Sciences, Inc. (a)	7,300	304,702
Keryx Biopharmaceuticals, Inc. (a)	20,800	112,736
Micromet, Inc. (a)	2,400	14,856
Pharmasset, Inc. (a)	1,800	183,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	5,000	$ 130,650
United Therapeutics Corp. (a)	2,900	187,253
ZIOPHARM Oncology, Inc. (a)	17,401	123,895
		2,172,931
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	57,500	412,850
Covidien PLC	10,200	561,000
Edwards Lifesciences Corp. (a)	1,000	88,730
		1,062,580
Health Care Providers & Services - 2.8%
CIGNA Corp.	9,600	478,944
Emeritus Corp. (a)	12,573	294,208
Fresenius Medical Care AG & Co. KGaA sponsored ADR	1,500	108,450
Humana, Inc.	2,300	185,219
McKesson Corp.	4,800	410,928
Medco Health Solutions, Inc. (a)	8,747	523,595
Sunrise Senior Living, Inc. (a)	19,997	198,770
Universal Health Services, Inc. Class B	2,315	126,144
		2,326,258
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	2,700	158,922
QIAGEN NV (a)	4,600	90,758
Thermo Fisher Scientific, Inc. (a)	7,500	490,875
		740,555
Pharmaceuticals - 5.5%
Cadence Pharmaceuticals, Inc. (a)	10,500	101,220
Cardiome Pharma Corp. (a)	5,960	31,309
Johnson & Johnson	16,208	1,090,636
Merck & Co., Inc.	41,609	1,529,131
Pfizer, Inc.	63,729	1,366,987
Valeant Pharmaceuticals International, Inc. (Canada)	7,200	377,406
		4,496,689
TOTAL HEALTH CARE		10,799,013
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
DigitalGlobe, Inc. (a)	3,300	81,246
GeoEye, Inc. (a)	2,300	76,291
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	15,409	$ 92,973
Precision Castparts Corp.	4,100	644,110
Textron, Inc.	13,600	311,168
United Technologies Corp.	10,130	889,110
		2,094,898
Airlines - 0.6%
Southwest Airlines Co.	23,906	282,808
United Continental Holdings, Inc. (a)(d)	6,868	165,862
		448,670
Building Products - 0.7%
Armstrong World Industries, Inc.	5,100	244,851
Owens Corning (a)	9,259	353,694
		598,545
Commercial Services & Supplies - 0.5%
Cintas Corp.	2,674	87,841
Republic Services, Inc.	7,563	238,386
The Geo Group, Inc. (a)	4,700	115,573
		441,800
Construction & Engineering - 0.5%
Chiyoda Corp.	9,000	98,226
Dycom Industries, Inc. (a)	6,000	102,540
Shaw Group, Inc. (a)	6,700	244,751
		445,517
Electrical Equipment - 1.1%
Regal-Beloit Corp.	11,500	793,500
Zumtobel AG	2,992	93,754
		887,254
Industrial Conglomerates - 1.5%
General Electric Co.	63,347	1,244,135
Machinery - 2.3%
Cummins, Inc.	3,716	391,072
Danaher Corp.	11,900	648,907
Dover Corp.	3,100	208,413
Ingersoll-Rand Co. Ltd.	6,621	330,388
Pall Corp.	1,957	109,788
Schindler Holding AG (participation certificate)	1,434	180,574
		1,869,142
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.1%
SR Teleperformance SA	2,300	$ 78,589
Road & Rail - 2.1%
Con-way, Inc.	5,500	217,415
CSX Corp.	8,700	689,910
Union Pacific Corp.	7,994	839,130
		1,746,455
TOTAL INDUSTRIALS		9,855,005
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.8%
Cisco Systems, Inc.	4,900	82,320
Juniper Networks, Inc. (a)	6,400	234,304
QUALCOMM, Inc.	6,300	369,117
		685,741
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	7,400	276,612
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	8,600	383,818
Avnet, Inc. (a)	7,540	272,948
TE Connectivity Ltd.	13,400	493,522
		1,150,288
Internet Software & Services - 0.6%
eBay, Inc. (a)	15,300	476,901
IT Services - 1.4%
Accenture PLC Class A	2,900	166,431
Fidelity National Information Services, Inc.	6,300	202,734
MasterCard, Inc. Class A	1,000	287,050
Visa, Inc. Class A	5,900	478,254
		1,134,469
Office Electronics - 0.4%
Xerox Corp.	27,744	283,266
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	23,336	202,556
Cymer, Inc. (a)	1,500	71,805
Intersil Corp. Class A	21,200	304,220
KLA-Tencor Corp.	5,600	241,360
Lam Research Corp. (a)	7,300	343,064
Linear Technology Corp.	5,500	190,245
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	7,500	$ 121,800
ON Semiconductor Corp. (a)	53,589	601,269
		2,076,319
Software - 0.9%
AsiaInfo Holdings, Inc. (a)	4,100	73,513
BMC Software, Inc. (a)	4,900	273,567
Microsoft Corp.	3,300	82,533
Oracle Corp.	9,242	316,261
		745,874
TOTAL INFORMATION TECHNOLOGY		6,829,470
MATERIALS - 3.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	5,100	484,959
Solutia, Inc. (a)	24,300	606,771
		1,091,730
Containers & Packaging - 0.3%
Ball Corp.	6,600	260,766
Metals & Mining - 1.6%
BHP Billiton Ltd. sponsored ADR	1,000	95,420
Carpenter Technology Corp.	5,400	283,878
Goldcorp, Inc.	3,200	160,041
Newcrest Mining Ltd.	4,582	194,193
Newmont Mining Corp.	2,400	135,768
Reliance Steel & Aluminum Co.	3,000	154,530
Teck Resources Ltd. Class B (sub. vtg.)	1,800	94,407
United States Steel Corp. (d)	3,200	147,552
		1,265,789
TOTAL MATERIALS		2,618,285
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.0%
AboveNet, Inc.	8,559	668,201
AT&T, Inc.	65,570	2,069,389
Cbeyond, Inc. (a)	19,047	273,515
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	6,900	152,352
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad SA	992	$ 127,020
Verizon Communications, Inc.	21,400	790,302
		4,080,779
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	9,300	515,964
SBA Communications Corp. Class A (a)	6,600	259,314
Sprint Nextel Corp. (a)	155,800	911,430
		1,686,708
TOTAL TELECOMMUNICATION SERVICES		5,767,487
UTILITIES - 3.3%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	15,700	599,740
Edison International	7,093	279,180
NextEra Energy, Inc.	4,900	283,955
PPL Corp.	33,978	957,840
		2,120,715
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	35,500	560,545
TOTAL UTILITIES		2,681,260
TOTAL COMMON STOCKS (Cost $66,954,670)		81,569,744
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	312,441	$ 312,441
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	973,780	973,780
TOTAL MONEY MARKET FUNDS (Cost $1,286,221)		1,286,221
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $68,240,891)		82,855,965
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(912,956)
NET ASSETS - 100%		$ 81,943,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 424
Fidelity Securities Lending Cash Central Fund	1,610
Total	$ 2,034
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,450,351	$ 8,450,351	$ -	$ -
Consumer Staples	5,302,828	5,146,084	156,744	-
Energy	11,208,959	11,208,959	-	-
Financials	18,057,086	18,057,086	-	-
Health Care	10,799,013	10,799,013	-	-
Industrials	9,855,005	9,756,779	98,226	-
Information Technology	6,829,470	6,829,470	-	-
Materials	2,618,285	2,618,285	-	-
Telecommunication Services	5,767,487	5,767,487	-	-
Utilities	2,681,260	2,681,260	-	-
Money Market Funds	1,286,221	1,286,221	-	-
Total Investments in Securities:	$ 82,855,965	$ 82,600,995	$ 254,970	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
United Kingdom	2.5%
Switzerland	2.2%
Ireland	2.0%
Canada	1.8%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $40,043,365 of which $18,494,959 and $21,548,406 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $945,239) - See accompanying schedule: Unaffiliated issuers (cost $66,954,670)	$ 81,569,744
Fidelity Central Funds (cost $1,286,221)	1,286,221
Total Investments (cost $68,240,891)		$ 82,855,965
Receivable for investments sold		145,036
Receivable for fund shares sold		82,676
Dividends receivable		132,241
Distributions receivable from Fidelity Central Funds		978
Prepaid expenses		43
Other receivables		828
Total assets		83,217,767

Liabilities
Payable for investments purchased	$ 81,170
Payable for fund shares redeemed	96,301
Accrued management fee	39,351
Distribution and service plan fees payable	31,673
Other affiliated payables	23,593
Other payables and accrued expenses	28,890
Collateral on securities loaned, at value	973,780
Total liabilities		1,274,758

Net Assets		$ 81,943,009
Net Assets consist of:
Paid in capital		$ 104,473,790
Distributions in excess of net investment income		(50,301)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,095,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,615,139
Net Assets		$ 81,943,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,400,074 ÷ 3,357,189 shares)	$ 10.25

Maximum offering price per share (100/94.25 of $10.25)	$ 10.88
Class T: Net Asset Value and redemption price per share ($27,301,673 ÷ 2,670,294 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($5,165,807 ÷ 508,455 shares)A	$ 10.16

Class C: Net Asset Value and offering price per share ($10,734,623 ÷ 1,064,778 shares)A	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,340,832 ÷ 418,307 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 704,370
Income from Fidelity Central Funds		2,034
Total income		706,404

Expenses
Management fee Basic fee	$ 239,702
Performance adjustment	(29,828)
Transfer agent fees	131,522
Distribution and service plan fees	194,685
Accounting and security lending fees	16,845
Custodian fees and expenses	5,920
Independent trustees' compensation	221
Registration fees	56,215
Audit	30,152
Legal	139
Miscellaneous	405
Total expenses before reductions	645,978
Expense reductions	(22,828)	623,150
Net investment income (loss)		83,254
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,739,462
Foreign currency transactions	(2,478)
Total net realized gain (loss)		5,736,984
Change in net unrealized appreciation (depreciation) on: Investment securities	7,516,703
Assets and liabilities in foreign currencies	152
Total change in net unrealized appreciation (depreciation)		7,516,855
Net gain (loss)		13,253,839
Net increase (decrease) in net assets resulting from operations		$ 13,337,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,254	$ 536,898
Net realized gain (loss)	5,736,984	7,742,975
Change in net unrealized appreciation (depreciation)	7,516,855	382,009
Net increase (decrease) in net assets resulting from operations	13,337,093	8,661,882
Distributions to shareholders from net investment income	(640,646)	(443,584)
Share transactions - net increase (decrease)	(12,565,874)	(16,730,090)
Total increase (decrease) in net assets	130,573	(8,511,792)

Net Assets
Beginning of period	81,812,436	90,324,228
End of period (including distributions in excess of net investment income of $50,301 and undistributed net investment income of $507,091, respectively)	$ 81,943,009	$ 81,812,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31
Income from Investment Operations
Net investment income (loss) E	.02	.07 H	.06	.10	.04	.08
Net realized and unrealized gain (loss)	1.47	.77	1.42	(5.05)	.98	1.53
Total from investment operations	1.49	.84	1.48	(4.95)	1.02	1.61
Distributions from net investment income	(.09)	(.06)	(.11)	-	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.56)	(1.79)	(.80)
Total distributions	(.09)	(.06)	(.11)	(.56)	(1.85) J	(.88) K
Net asset value, end of period	$ 10.25	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04
Total Return B,C,D	16.96%	10.42%	22.49%	(42.50)%	9.19%	13.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30% A	1.28%	1.33%	1.28%	1.30%	1.33%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.39% A	.83% H	.89%	.97%	.31%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,400	$ 34,244	$ 36,306	$ 32,365	$ 43,917	$ 28,438
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. KTotal distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24
Income from Investment Operations
Net investment income (loss) E	.01	.05 H	.04	.07	.01	.05
Net realized and unrealized gain (loss)	1.46	.76	1.42	(5.02)	.99	1.52
Total from investment operations	1.47	.81	1.46	(4.95)	1.00	1.57
Distributions from net investment income	(.06)	(.04)	(.09)	-	(.03)	(.05)
Distributions from net realized gain	-	-	-	(.52)	(1.79)	(.80)
Total distributions	(.06)	(.04)	(.09)	(.52)	(1.82) J	(.85) K
Net asset value, end of period	$ 10.22	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96
Total Return B,C,D	16.79%	10.06%	22.12%	(42.62)%	8.99%	13.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.55% A	1.54%	1.59%	1.53%	1.56%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.50%	1.49%
Net investment income (loss)	.15% A	.58% H	.64%	.72%	.06%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,302	$ 25,208	$ 29,288	$ 33,023	$ 62,518	$ 54,067
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. KTotal distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.01	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.46	.76	1.40	(4.97)	.98	1.50
Total from investment operations	1.44	.77	1.41	(4.95)	.93	1.49
Distributions from net investment income	(.01)	-	(.02)	-	-	-
Distributions from net realized gain	-	-	-	(.44)	(1.74) J	(.79) K
Total distributions	(.01)	-	(.02)	(.44)	(1.74)	(.79)
Net asset value, end of period	$ 10.16	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77
Total Return B,C,D	16.49%	9.67%	21.46%	(42.96)%	8.51%	13.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.08%	2.03%	2.06%	2.08%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(.36)% A	.08% H	.14%	.22%	(.44)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,166	$ 5,478	$ 7,007	$ 8,296	$ 19,277	$ 20,916
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JDistributions from net realized gain represent $1.743 per share. KDistributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.01	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.45	.75	1.39	(4.94)	.97	1.49
Total from investment operations	1.43	.76	1.40	(4.92)	.92	1.48
Distributions from net investment income	(.02)	- J	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(.46)	(1.75) K	(.79) L
Total distributions	(.02)	- J	(.04)	(.46)	(1.75)	(.79)
Net asset value, end of period	$ 10.08	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76
Total Return B,C,D	16.46%	9.64%	21.46%	(42.90)%	8.43%	13.02%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.08%	2.03%	2.06%	2.08%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(.36)% A	.08% H	.14%	.22%	(.44)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,735	$ 10,265	$ 11,556	$ 11,104	$ 20,038	$ 17,690
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KDistributions from net realized gain represent $1.752 per share. LDistributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43
Income from Investment Operations
Net investment income (loss) D	.03	.09 G	.08	.12	.08	.12
Net realized and unrealized gain (loss)	1.50	.78	1.43	(5.11)	1.01	1.54
Total from investment operations	1.53	.87	1.51	(4.99)	1.09	1.66
Distributions from net investment income	(.12)	(.08)	(.13)	-	(.10)	(.12)
Distributions from net realized gain	-	-	-	(.59)	(1.79)	(.80)
Total distributions	(.12)	(.08)	(.13)	(.59)	(1.89) I	(.91) J
Net asset value, end of period	$ 10.38	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18
Total Return B,C	17.14%	10.65%	22.71%	(42.34)%	9.65%	14.28%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.03%	1.08%	1.01%	.94%	.91%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	.94%	.91%
Expenses net of all reductions	.99% A	1.00%	1.00%	1.00%	.93%	.90%
Net investment income (loss)	.65% A	1.08% G	1.14%	1.22%	.62%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,341	$ 6,617	$ 6,168	$ 5,173	$ 4,678	$ 3,820
Portfolio turnover rate F	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .45%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. JTotal distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, certain foreign taxes, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,454,304
Gross unrealized depreciation	(3,124,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,329,965

Tax cost	$ 70,526,000

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,698,203 and $31,082,221, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 44,443	$ 352
Class T	.25%	.25%	68,144	376
Class B	.75%	.25%	27,594	20,747
Class C	.75%	.25%	54,504	3,961
			$ 194,685	$ 25,436

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,768
Class T	2,372
Class B*	4,285
Class C*	327
$ 10,752

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 53,937.30
Class T	42,479.31
Class B	8,367.30
Class C	16,540.30
Institutional Class	10,199.29
	$ 131,522

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,830 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $150 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,610. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 7,881
Class T	1.50%	7,380
Class B	2.00%	1,232
Class C	2.00%	2,464
Institutional Class	1.00%	1,442
		$ 20,399

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,429 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 353,584	$ 254,443
Class T	176,686	130,440
Class B	5,575	-
Class C	18,328	2,896
Institutional Class	86,473	55,805
Total	$ 640,646	$ 443,584

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	332,971	808,129	$ 3,266,242	$ 6,978,198
Reinvestment of distributions	35,093	29,399	328,121	241,955
Shares redeemed	(881,045)	(1,466,975)	(8,669,788)	(12,631,971)
Net increase (decrease)	(512,981)	(629,447)	$ (5,075,425)	$ (5,411,818)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class T
Shares sold	160,385	494,767	$ 1,576,480	$ 4,250,520
Reinvestment of distributions	18,100	15,270	169,054	125,517
Shares redeemed	(368,604)	(1,294,237)	(3,606,576)	(11,128,295)
Net increase (decrease)	(190,119)	(784,200)	$ (1,861,042)	$ (6,752,258)
Class B
Shares sold	6,815	65,545	$ 65,570	$ 560,062
Reinvestment of distributions	560	-	5,209	-
Shares redeemed	(126,479)	(317,716)	(1,237,477)	(2,691,253)
Net increase (decrease)	(119,104)	(252,171)	$ (1,166,698)	$ (2,131,191)
Class C
Shares sold	72,316	146,897	$ 702,583	$ 1,235,414
Reinvestment of distributions	1,837	326	16,951	2,645
Shares redeemed	(193,531)	(423,746)	(1,873,013)	(3,529,749)
Net increase (decrease)	(119,378)	(276,523)	$ (1,153,479)	$ (2,291,690)
Institutional Class
Shares sold	102,170	174,032	$ 1,015,968	$ 1,507,236
Reinvestment of distributions	8,010	5,796	75,776	48,278
Shares redeemed	(429,495)	(196,472)	(4,400,974)	(1,698,647)
Net increase (decrease)	(319,315)	(16,644)	$ (3,309,230)	$ (143,133)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0711
1.786787.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,169.60	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,167.90	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,164.90	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,164.60	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,171.40	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.8	2.3
Chevron Corp.	2.7	1.9
AT&T, Inc.	2.5	0.9
Merck & Co., Inc.	1.9	2.0
Wells Fargo & Co.	1.9	2.1
Citigroup, Inc.	1.8	2.5
Pfizer, Inc.	1.7	1.7
U.S. Bancorp, Delaware	1.6	1.9
Goldman Sachs Group, Inc.	1.5	1.9
General Electric Co.	1.5	1.4
	19.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.8
Energy	13.7	11.8
Health Care	13.2	11.7
Industrials	12.0	13.3
Consumer Discretionary	10.3	12.8
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.5%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	10.2%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Modine Manufacturing Co. (a)	10,900	$ 173,092
Automobiles - 0.2%
Harley-Davidson, Inc.	4,900	182,084
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	2,300	52,325
Denny's Corp. (a)	66,819	273,290
Starbucks Corp.	6,818	250,834
Starwood Hotels & Resorts Worldwide, Inc.	5,900	359,782
WMS Industries, Inc. (a)	7,200	226,512
Wyndham Worldwide Corp.	9,100	316,771
		1,479,514
Household Durables - 1.9%
D.R. Horton, Inc.	42,681	519,855
iRobot Corp. (a)	1,300	43,680
Lennar Corp. Class A	24,500	465,010
Stanley Black & Decker, Inc.	7,425	548,559
		1,577,104
Media - 2.9%
Cinemark Holdings, Inc.	4,309	93,721
News Corp. Class A	8,900	163,226
The Walt Disney Co.	24,695	1,028,053
Time Warner Cable, Inc.	9,641	744,478
Virgin Media, Inc.	9,453	308,357
		2,337,835
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	6,600	409,860
Group 1 Automotive, Inc.	3,600	139,428
Lowe's Companies, Inc.	17,000	410,380
OfficeMax, Inc. (a)	11,299	94,460
TJX Companies, Inc.	3,900	206,778
		1,260,906
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	8,100	534,357
Polo Ralph Lauren Corp. Class A	3,919	496,812
VF Corp.	4,100	408,647
		1,439,816
TOTAL CONSUMER DISCRETIONARY		8,450,351
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.5%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	2,593	$ 156,744
The Coca-Cola Co.	7,900	527,799
		684,543
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	3,200	132,640
CVS Caremark Corp.	14,300	553,267
Susser Holdings Corp. (a)	7,750	111,135
Walgreen Co.	2,200	95,986
		893,028
Food Products - 0.4%
Archer Daniels Midland Co.	2,500	81,025
Green Mountain Coffee Roasters, Inc. (a)	3,100	255,347
		336,372
Household Products - 1.5%
Procter & Gamble Co.	17,942	1,202,114
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	3,100	280,085
Imperial Tobacco Group PLC	14,830	530,827
Lorillard, Inc.	2,800	322,784
Philip Morris International, Inc.	14,677	1,053,075
		2,186,771
TOTAL CONSUMER STAPLES		5,302,828
ENERGY - 13.7%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	12,467	921,685
Ensco International Ltd. ADR	6,350	338,582
Halliburton Co.	9,000	451,350
National Oilwell Varco, Inc.	12,700	921,766
Noble Corp.	18,500	774,595
Transocean Ltd. (United States)	5,200	360,412
		3,768,390
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	4,800	262,992
Apache Corp.	6,900	859,740
Atlas Pipeline Partners, LP	2,300	81,650
Chevron Corp.	21,097	2,213,286
Exxon Mobil Corp.	4,700	392,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontier Oil Corp.	7,900	$ 235,894
Gran Tierra Energy, Inc. (a)	4,800	34,677
Holly Corp.	9,339	581,913
Occidental Petroleum Corp.	8,421	908,205
Pioneer Natural Resources Co.	6,100	560,102
Royal Dutch Shell PLC Class A sponsored ADR	10,900	778,587
Talisman Energy, Inc. (d)	19,700	415,978
Targa Resources Corp.	3,300	115,236
		7,440,569
TOTAL ENERGY		11,208,959
FINANCIALS - 22.0%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	8,900	1,252,497
Morgan Stanley	20,300	490,448
		1,742,945
Commercial Banks - 5.3%
City National Corp.	3,800	214,054
Comerica, Inc.	5,600	202,216
Commerce Bancshares, Inc.	3,400	145,452
Huntington Bancshares, Inc.	26,033	171,818
KeyCorp	22,809	193,192
Southwest Bancorp, Inc., Oklahoma (a)	299	3,746
SunTrust Banks, Inc.	5,900	165,967
SVB Financial Group (a)	5,615	333,419
U.S. Bancorp, Delaware	52,566	1,345,690
Wells Fargo & Co.	53,475	1,517,086
		4,292,640
Consumer Finance - 0.5%
Discover Financial Services	18,300	436,272
Diversified Financial Services - 5.6%
Bank of America Corp.	68,374	803,395
Citigroup, Inc.	35,438	1,458,274
JPMorgan Chase & Co.	53,095	2,295,826
		4,557,495
Insurance - 3.6%
AFLAC, Inc.	3,900	186,381
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,100	424,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	19,222	$ 564,166
MetLife, Inc.	11,679	515,044
Prudential Financial, Inc.	9,600	612,288
Unum Group	4,700	123,657
XL Group PLC Class A	23,200	548,912
		2,974,464
Real Estate Investment Trusts - 2.8%
CBL & Associates Properties, Inc.	32,844	631,919
DiamondRock Hospitality Co.	13,900	159,850
HCP, Inc.	2,000	75,880
Lexington Corporate Properties Trust (d)	20,600	194,464
ProLogis Trust	6,000	99,360
Public Storage	2,500	295,850
Rayonier, Inc.	2,600	172,614
The Macerich Co.	3,635	197,635
Ventas, Inc.	1,800	101,520
Weyerhaeuser Co.	17,600	379,104
		2,308,196
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	45,328	1,198,019
Forest City Enterprises, Inc. Class A (a)	5,200	99,684
Jones Lang LaSalle, Inc.	3,700	359,455
		1,657,158
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	3,100	87,916
TOTAL FINANCIALS		18,057,086
HEALTH CARE - 13.2%
Biotechnology - 2.7%
Amgen, Inc. (a)	7,400	447,996
Anthera Pharmaceuticals, Inc. (a)	14,500	117,885
Ardea Biosciences, Inc. (a)	7,100	177,429
ARIAD Pharmaceuticals, Inc. (a)	19,400	168,392
ArQule, Inc. (a)	8,200	59,204
BioMarin Pharmaceutical, Inc. (a)	5,100	143,973
Gilead Sciences, Inc. (a)	7,300	304,702
Keryx Biopharmaceuticals, Inc. (a)	20,800	112,736
Micromet, Inc. (a)	2,400	14,856
Pharmasset, Inc. (a)	1,800	183,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	5,000	$ 130,650
United Therapeutics Corp. (a)	2,900	187,253
ZIOPHARM Oncology, Inc. (a)	17,401	123,895
		2,172,931
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	57,500	412,850
Covidien PLC	10,200	561,000
Edwards Lifesciences Corp. (a)	1,000	88,730
		1,062,580
Health Care Providers & Services - 2.8%
CIGNA Corp.	9,600	478,944
Emeritus Corp. (a)	12,573	294,208
Fresenius Medical Care AG & Co. KGaA sponsored ADR	1,500	108,450
Humana, Inc.	2,300	185,219
McKesson Corp.	4,800	410,928
Medco Health Solutions, Inc. (a)	8,747	523,595
Sunrise Senior Living, Inc. (a)	19,997	198,770
Universal Health Services, Inc. Class B	2,315	126,144
		2,326,258
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	2,700	158,922
QIAGEN NV (a)	4,600	90,758
Thermo Fisher Scientific, Inc. (a)	7,500	490,875
		740,555
Pharmaceuticals - 5.5%
Cadence Pharmaceuticals, Inc. (a)	10,500	101,220
Cardiome Pharma Corp. (a)	5,960	31,309
Johnson & Johnson	16,208	1,090,636
Merck & Co., Inc.	41,609	1,529,131
Pfizer, Inc.	63,729	1,366,987
Valeant Pharmaceuticals International, Inc. (Canada)	7,200	377,406
		4,496,689
TOTAL HEALTH CARE		10,799,013
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
DigitalGlobe, Inc. (a)	3,300	81,246
GeoEye, Inc. (a)	2,300	76,291
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	15,409	$ 92,973
Precision Castparts Corp.	4,100	644,110
Textron, Inc.	13,600	311,168
United Technologies Corp.	10,130	889,110
		2,094,898
Airlines - 0.6%
Southwest Airlines Co.	23,906	282,808
United Continental Holdings, Inc. (a)(d)	6,868	165,862
		448,670
Building Products - 0.7%
Armstrong World Industries, Inc.	5,100	244,851
Owens Corning (a)	9,259	353,694
		598,545
Commercial Services & Supplies - 0.5%
Cintas Corp.	2,674	87,841
Republic Services, Inc.	7,563	238,386
The Geo Group, Inc. (a)	4,700	115,573
		441,800
Construction & Engineering - 0.5%
Chiyoda Corp.	9,000	98,226
Dycom Industries, Inc. (a)	6,000	102,540
Shaw Group, Inc. (a)	6,700	244,751
		445,517
Electrical Equipment - 1.1%
Regal-Beloit Corp.	11,500	793,500
Zumtobel AG	2,992	93,754
		887,254
Industrial Conglomerates - 1.5%
General Electric Co.	63,347	1,244,135
Machinery - 2.3%
Cummins, Inc.	3,716	391,072
Danaher Corp.	11,900	648,907
Dover Corp.	3,100	208,413
Ingersoll-Rand Co. Ltd.	6,621	330,388
Pall Corp.	1,957	109,788
Schindler Holding AG (participation certificate)	1,434	180,574
		1,869,142
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.1%
SR Teleperformance SA	2,300	$ 78,589
Road & Rail - 2.1%
Con-way, Inc.	5,500	217,415
CSX Corp.	8,700	689,910
Union Pacific Corp.	7,994	839,130
		1,746,455
TOTAL INDUSTRIALS		9,855,005
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.8%
Cisco Systems, Inc.	4,900	82,320
Juniper Networks, Inc. (a)	6,400	234,304
QUALCOMM, Inc.	6,300	369,117
		685,741
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	7,400	276,612
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	8,600	383,818
Avnet, Inc. (a)	7,540	272,948
TE Connectivity Ltd.	13,400	493,522
		1,150,288
Internet Software & Services - 0.6%
eBay, Inc. (a)	15,300	476,901
IT Services - 1.4%
Accenture PLC Class A	2,900	166,431
Fidelity National Information Services, Inc.	6,300	202,734
MasterCard, Inc. Class A	1,000	287,050
Visa, Inc. Class A	5,900	478,254
		1,134,469
Office Electronics - 0.4%
Xerox Corp.	27,744	283,266
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	23,336	202,556
Cymer, Inc. (a)	1,500	71,805
Intersil Corp. Class A	21,200	304,220
KLA-Tencor Corp.	5,600	241,360
Lam Research Corp. (a)	7,300	343,064
Linear Technology Corp.	5,500	190,245
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	7,500	$ 121,800
ON Semiconductor Corp. (a)	53,589	601,269
		2,076,319
Software - 0.9%
AsiaInfo Holdings, Inc. (a)	4,100	73,513
BMC Software, Inc. (a)	4,900	273,567
Microsoft Corp.	3,300	82,533
Oracle Corp.	9,242	316,261
		745,874
TOTAL INFORMATION TECHNOLOGY		6,829,470
MATERIALS - 3.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	5,100	484,959
Solutia, Inc. (a)	24,300	606,771
		1,091,730
Containers & Packaging - 0.3%
Ball Corp.	6,600	260,766
Metals & Mining - 1.6%
BHP Billiton Ltd. sponsored ADR	1,000	95,420
Carpenter Technology Corp.	5,400	283,878
Goldcorp, Inc.	3,200	160,041
Newcrest Mining Ltd.	4,582	194,193
Newmont Mining Corp.	2,400	135,768
Reliance Steel & Aluminum Co.	3,000	154,530
Teck Resources Ltd. Class B (sub. vtg.)	1,800	94,407
United States Steel Corp. (d)	3,200	147,552
		1,265,789
TOTAL MATERIALS		2,618,285
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.0%
AboveNet, Inc.	8,559	668,201
AT&T, Inc.	65,570	2,069,389
Cbeyond, Inc. (a)	19,047	273,515
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	6,900	152,352
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad SA	992	$ 127,020
Verizon Communications, Inc.	21,400	790,302
		4,080,779
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	9,300	515,964
SBA Communications Corp. Class A (a)	6,600	259,314
Sprint Nextel Corp. (a)	155,800	911,430
		1,686,708
TOTAL TELECOMMUNICATION SERVICES		5,767,487
UTILITIES - 3.3%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	15,700	599,740
Edison International	7,093	279,180
NextEra Energy, Inc.	4,900	283,955
PPL Corp.	33,978	957,840
		2,120,715
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	35,500	560,545
TOTAL UTILITIES		2,681,260
TOTAL COMMON STOCKS (Cost $66,954,670)		81,569,744
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	312,441	$ 312,441
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	973,780	973,780
TOTAL MONEY MARKET FUNDS (Cost $1,286,221)		1,286,221
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $68,240,891)		82,855,965
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(912,956)
NET ASSETS - 100%		$ 81,943,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 424
Fidelity Securities Lending Cash Central Fund	1,610
Total	$ 2,034
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,450,351	$ 8,450,351	$ -	$ -
Consumer Staples	5,302,828	5,146,084	156,744	-
Energy	11,208,959	11,208,959	-	-
Financials	18,057,086	18,057,086	-	-
Health Care	10,799,013	10,799,013	-	-
Industrials	9,855,005	9,756,779	98,226	-
Information Technology	6,829,470	6,829,470	-	-
Materials	2,618,285	2,618,285	-	-
Telecommunication Services	5,767,487	5,767,487	-	-
Utilities	2,681,260	2,681,260	-	-
Money Market Funds	1,286,221	1,286,221	-	-
Total Investments in Securities:	$ 82,855,965	$ 82,600,995	$ 254,970	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
United Kingdom	2.5%
Switzerland	2.2%
Ireland	2.0%
Canada	1.8%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $40,043,365 of which $18,494,959 and $21,548,406 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $945,239) - See accompanying schedule: Unaffiliated issuers (cost $66,954,670)	$ 81,569,744
Fidelity Central Funds (cost $1,286,221)	1,286,221
Total Investments (cost $68,240,891)		$ 82,855,965
Receivable for investments sold		145,036
Receivable for fund shares sold		82,676
Dividends receivable		132,241
Distributions receivable from Fidelity Central Funds		978
Prepaid expenses		43
Other receivables		828
Total assets		83,217,767

Liabilities
Payable for investments purchased	$ 81,170
Payable for fund shares redeemed	96,301
Accrued management fee	39,351
Distribution and service plan fees payable	31,673
Other affiliated payables	23,593
Other payables and accrued expenses	28,890
Collateral on securities loaned, at value	973,780
Total liabilities		1,274,758

Net Assets		$ 81,943,009
Net Assets consist of:
Paid in capital		$ 104,473,790
Distributions in excess of net investment income		(50,301)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,095,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,615,139
Net Assets		$ 81,943,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,400,074 ÷ 3,357,189 shares)	$ 10.25

Maximum offering price per share (100/94.25 of $10.25)	$ 10.88
Class T: Net Asset Value and redemption price per share ($27,301,673 ÷ 2,670,294 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($5,165,807 ÷ 508,455 shares)A	$ 10.16

Class C: Net Asset Value and offering price per share ($10,734,623 ÷ 1,064,778 shares)A	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,340,832 ÷ 418,307 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 704,370
Income from Fidelity Central Funds		2,034
Total income		706,404

Expenses
Management fee Basic fee	$ 239,702
Performance adjustment	(29,828)
Transfer agent fees	131,522
Distribution and service plan fees	194,685
Accounting and security lending fees	16,845
Custodian fees and expenses	5,920
Independent trustees' compensation	221
Registration fees	56,215
Audit	30,152
Legal	139
Miscellaneous	405
Total expenses before reductions	645,978
Expense reductions	(22,828)	623,150
Net investment income (loss)		83,254
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,739,462
Foreign currency transactions	(2,478)
Total net realized gain (loss)		5,736,984
Change in net unrealized appreciation (depreciation) on: Investment securities	7,516,703
Assets and liabilities in foreign currencies	152
Total change in net unrealized appreciation (depreciation)		7,516,855
Net gain (loss)		13,253,839
Net increase (decrease) in net assets resulting from operations		$ 13,337,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,254	$ 536,898
Net realized gain (loss)	5,736,984	7,742,975
Change in net unrealized appreciation (depreciation)	7,516,855	382,009
Net increase (decrease) in net assets resulting from operations	13,337,093	8,661,882
Distributions to shareholders from net investment income	(640,646)	(443,584)
Share transactions - net increase (decrease)	(12,565,874)	(16,730,090)
Total increase (decrease) in net assets	130,573	(8,511,792)

Net Assets
Beginning of period	81,812,436	90,324,228
End of period (including distributions in excess of net investment income of $50,301 and undistributed net investment income of $507,091, respectively)	$ 81,943,009	$ 81,812,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31
Income from Investment Operations
Net investment income (loss) E	.02	.07 H	.06	.10	.04	.08
Net realized and unrealized gain (loss)	1.47	.77	1.42	(5.05)	.98	1.53
Total from investment operations	1.49	.84	1.48	(4.95)	1.02	1.61
Distributions from net investment income	(.09)	(.06)	(.11)	-	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.56)	(1.79)	(.80)
Total distributions	(.09)	(.06)	(.11)	(.56)	(1.85) J	(.88) K
Net asset value, end of period	$ 10.25	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04
Total Return B,C,D	16.96%	10.42%	22.49%	(42.50)%	9.19%	13.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30% A	1.28%	1.33%	1.28%	1.30%	1.33%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.39% A	.83% H	.89%	.97%	.31%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,400	$ 34,244	$ 36,306	$ 32,365	$ 43,917	$ 28,438
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. KTotal distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24
Income from Investment Operations
Net investment income (loss) E	.01	.05 H	.04	.07	.01	.05
Net realized and unrealized gain (loss)	1.46	.76	1.42	(5.02)	.99	1.52
Total from investment operations	1.47	.81	1.46	(4.95)	1.00	1.57
Distributions from net investment income	(.06)	(.04)	(.09)	-	(.03)	(.05)
Distributions from net realized gain	-	-	-	(.52)	(1.79)	(.80)
Total distributions	(.06)	(.04)	(.09)	(.52)	(1.82) J	(.85) K
Net asset value, end of period	$ 10.22	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96
Total Return B,C,D	16.79%	10.06%	22.12%	(42.62)%	8.99%	13.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.55% A	1.54%	1.59%	1.53%	1.56%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.50%	1.49%
Net investment income (loss)	.15% A	.58% H	.64%	.72%	.06%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,302	$ 25,208	$ 29,288	$ 33,023	$ 62,518	$ 54,067
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. KTotal distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.01	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.46	.76	1.40	(4.97)	.98	1.50
Total from investment operations	1.44	.77	1.41	(4.95)	.93	1.49
Distributions from net investment income	(.01)	-	(.02)	-	-	-
Distributions from net realized gain	-	-	-	(.44)	(1.74) J	(.79) K
Total distributions	(.01)	-	(.02)	(.44)	(1.74)	(.79)
Net asset value, end of period	$ 10.16	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77
Total Return B,C,D	16.49%	9.67%	21.46%	(42.96)%	8.51%	13.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.08%	2.03%	2.06%	2.08%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(.36)% A	.08% H	.14%	.22%	(.44)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,166	$ 5,478	$ 7,007	$ 8,296	$ 19,277	$ 20,916
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JDistributions from net realized gain represent $1.743 per share. KDistributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.01	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.45	.75	1.39	(4.94)	.97	1.49
Total from investment operations	1.43	.76	1.40	(4.92)	.92	1.48
Distributions from net investment income	(.02)	- J	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(.46)	(1.75) K	(.79) L
Total distributions	(.02)	- J	(.04)	(.46)	(1.75)	(.79)
Net asset value, end of period	$ 10.08	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76
Total Return B,C,D	16.46%	9.64%	21.46%	(42.90)%	8.43%	13.02%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.08%	2.03%	2.06%	2.08%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(.36)% A	.08% H	.14%	.22%	(.44)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,735	$ 10,265	$ 11,556	$ 11,104	$ 20,038	$ 17,690
Portfolio turnover rate G	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KDistributions from net realized gain represent $1.752 per share. LDistributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43
Income from Investment Operations
Net investment income (loss) D	.03	.09 G	.08	.12	.08	.12
Net realized and unrealized gain (loss)	1.50	.78	1.43	(5.11)	1.01	1.54
Total from investment operations	1.53	.87	1.51	(4.99)	1.09	1.66
Distributions from net investment income	(.12)	(.08)	(.13)	-	(.10)	(.12)
Distributions from net realized gain	-	-	-	(.59)	(1.79)	(.80)
Total distributions	(.12)	(.08)	(.13)	(.59)	(1.89) I	(.91) J
Net asset value, end of period	$ 10.38	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18
Total Return B,C	17.14%	10.65%	22.71%	(42.34)%	9.65%	14.28%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.03%	1.08%	1.01%	.94%	.91%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	.94%	.91%
Expenses net of all reductions	.99% A	1.00%	1.00%	1.00%	.93%	.90%
Net investment income (loss)	.65% A	1.08% G	1.14%	1.22%	.62%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,341	$ 6,617	$ 6,168	$ 5,173	$ 4,678	$ 3,820
Portfolio turnover rate F	42% A	103%	135%	170%	136%	251%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .45%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. JTotal distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, certain foreign taxes, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,454,304
Gross unrealized depreciation	(3,124,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,329,965

Tax cost	$ 70,526,000

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,698,203 and $31,082,221, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 44,443	$ 352
Class T	.25%	.25%	68,144	376
Class B	.75%	.25%	27,594	20,747
Class C	.75%	.25%	54,504	3,961
			$ 194,685	$ 25,436

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,768
Class T	2,372
Class B*	4,285
Class C*	327
$ 10,752

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 53,937.30
Class T	42,479.31
Class B	8,367.30
Class C	16,540.30
Institutional Class	10,199.29
	$ 131,522

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,830 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $150 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,610. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 7,881
Class T	1.50%	7,380
Class B	2.00%	1,232
Class C	2.00%	2,464
Institutional Class	1.00%	1,442
		$ 20,399

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,429 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 353,584	$ 254,443
Class T	176,686	130,440
Class B	5,575	-
Class C	18,328	2,896
Institutional Class	86,473	55,805
Total	$ 640,646	$ 443,584

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	332,971	808,129	$ 3,266,242	$ 6,978,198
Reinvestment of distributions	35,093	29,399	328,121	241,955
Shares redeemed	(881,045)	(1,466,975)	(8,669,788)	(12,631,971)
Net increase (decrease)	(512,981)	(629,447)	$ (5,075,425)	$ (5,411,818)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class T
Shares sold	160,385	494,767	$ 1,576,480	$ 4,250,520
Reinvestment of distributions	18,100	15,270	169,054	125,517
Shares redeemed	(368,604)	(1,294,237)	(3,606,576)	(11,128,295)
Net increase (decrease)	(190,119)	(784,200)	$ (1,861,042)	$ (6,752,258)
Class B
Shares sold	6,815	65,545	$ 65,570	$ 560,062
Reinvestment of distributions	560	-	5,209	-
Shares redeemed	(126,479)	(317,716)	(1,237,477)	(2,691,253)
Net increase (decrease)	(119,104)	(252,171)	$ (1,166,698)	$ (2,131,191)
Class C
Shares sold	72,316	146,897	$ 702,583	$ 1,235,414
Reinvestment of distributions	1,837	326	16,951	2,645
Shares redeemed	(193,531)	(423,746)	(1,873,013)	(3,529,749)
Net increase (decrease)	(119,378)	(276,523)	$ (1,153,479)	$ (2,291,690)
Institutional Class
Shares sold	102,170	174,032	$ 1,015,968	$ 1,507,236
Reinvestment of distributions	8,010	5,796	75,776	48,278
Shares redeemed	(429,495)	(196,472)	(4,400,974)	(1,698,647)
Net increase (decrease)	(319,315)	(16,644)	$ (3,309,230)	$ (143,133)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0711
1.786788.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.05%
Actual		$ 1,000.00	$ 1,146.00	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,144.80	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.81%
Actual		$ 1,000.00	$ 1,142.10	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.77%
Actual		$ 1,000.00	$ 1,142.30	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,148.90	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	4.6
Chevron Corp.	3.7	0.0
Wells Fargo & Co.	3.5	2.2
JPMorgan Chase & Co.	3.2	2.5
Apple, Inc.	2.9	4.2
PepsiCo, Inc.	2.3	0.0
Merck & Co., Inc.	2.0	1.1
Procter & Gamble Co.	2.0	0.4
Target Corp.	1.8	1.3
The Coca-Cola Co.	1.6	2.4
	26.7
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	15.9
Information Technology	17.2	20.2
Consumer Staples	13.3	7.4
Industrials	13.0	15.6
Health Care	12.5	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.1%		Stocks and Equity Futures 98.9%
	Convertible Securities 0.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	20.1%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Distributors - 0.3%
Li & Fung Ltd.	1,252,000	$ 2,782
Pool Corp.	54,700	1,654
		4,436
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	262,949	21,441
Yum! Brands, Inc.	198,674	10,991
		32,432
Household Durables - 1.4%
D.R. Horton, Inc.	374,145	4,557
Ryland Group, Inc.	349,977	6,398
Toll Brothers, Inc. (a)	377,300	8,206
Tupperware Brands Corp.	18,509	1,212
		20,373
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	50,521	2,311
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	651,209	15,336
Regal Entertainment Group Class A (d)	90,661	1,228
Time Warner, Inc.	481,100	17,526
Viacom, Inc. Class B (non-vtg.)	110,111	5,551
		39,641
Multiline Retail - 2.0%
PPR SA (d)	18,200	3,167
Target Corp.	526,420	26,074
		29,241
Specialty Retail - 2.3%
Esprit Holdings Ltd.	400,100	1,505
H&M Hennes & Mauritz AB (B Shares)	58,663	2,179
Lowe's Companies, Inc.	911,330	22,000
Staples, Inc.	501,102	8,429
		34,113
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	9,400	937
TOTAL CONSUMER DISCRETIONARY		163,484
CONSUMER STAPLES - 13.3%
Beverages - 5.2%
Diageo PLC	508,412	10,836
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	210,444	$ 8,670
PepsiCo, Inc.	483,728	34,403
The Coca-Cola Co.	359,758	24,035
		77,944
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	154,261	5,968
Sysco Corp.	170,968	5,507
Walgreen Co.	213,580	9,318
		20,793
Food Products - 1.0%
Danone	153,614	11,260
Mead Johnson Nutrition Co. Class A	2,165	147
Unilever NV unit	89,700	2,930
		14,337
Household Products - 3.8%
Colgate-Palmolive Co.	96,275	8,427
Energizer Holdings, Inc. (a)	10,100	778
Kimberly-Clark Corp.	127,537	8,711
Procter & Gamble Co.	438,192	29,359
Reckitt Benckiser Group PLC	168,800	9,543
		56,818
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	209,968	18,971
Lorillard, Inc.	77,482	8,932
		27,903
TOTAL CONSUMER STAPLES		197,795
ENERGY - 10.7%
Energy Equipment & Services - 0.8%
Exterran Partners LP	201,086	5,170
Saipem SpA	19,952	1,053
Weatherford International Ltd. (a)	311,709	6,162
		12,385
Oil, Gas & Consumable Fuels - 9.9%
ARC Resources Ltd.	47,200	1,305
Atlas Pipeline Partners, LP	20,000	710
Chevron Corp.	519,560	54,507
Daylight Energy Ltd.	571,500	5,880
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	655,782	$ 54,748
Legacy Reserves LP	15,100	481
PetroBakken Energy Ltd. Class A	62,300	1,065
QEP Resources, Inc.	38,190	1,661
Royal Dutch Shell PLC Class A (United Kingdom)	454,753	16,397
Suncor Energy, Inc.	170,000	7,097
Williams Companies, Inc.	97,219	3,052
		146,903
TOTAL ENERGY		159,288
FINANCIALS - 18.0%
Capital Markets - 1.9%
AllianceBernstein Holding LP	60,140	1,252
Apollo Global Management LLC Class A	87,680	1,580
Ashmore Group PLC	1,649,598	10,295
Bank of New York Mellon Corp.	120,423	3,385
Goldman Sachs Group, Inc.	5,300	746
ICAP PLC	108,400	864
KKR & Co. LP	25,890	445
Northern Trust Corp.	130,452	6,365
The Blackstone Group LP	205,700	3,546
		28,478
Commercial Banks - 8.2%
Banco Daycoval SA (PN)	124,600	885
BB&T Corp.	546,309	15,045
DBS Group Holdings Ltd.	120,000	1,440
HSBC Holdings PLC sponsored ADR	257,025	13,458
Regions Financial Corp.	702,465	4,959
Standard Chartered PLC (United Kingdom)	252,466	6,761
SunTrust Banks, Inc.	166,735	4,690
U.S. Bancorp, Delaware	715,448	18,315
Wells Fargo & Co.	1,815,614	51,509
Zions Bancorporation	193,495	4,611
		121,673
Diversified Financial Services - 5.5%
Bank of America Corp.	1,674,142	19,671
Citigroup, Inc.	57,750	2,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,113,838	$ 48,162
KKR Financial Holdings LLC	1,165,419	11,689
		81,898
Insurance - 0.7%
Amlin PLC	43,736	306
Everest Re Group Ltd.	37,115	3,302
Fidelity National Financial, Inc. Class A	67,952	1,086
Genworth Financial, Inc. Class A (a)	335,457	3,727
MetLife, Inc. unit	24,900	2,056
		10,477
Real Estate Investment Trusts - 1.5%
CBL & Associates Properties, Inc.	163,040	3,137
Digital Realty Trust, Inc.	23,700	1,478
Public Storage	62,400	7,384
Ventas, Inc.	91,331	5,151
Weyerhaeuser Co.	240,669	5,184
		22,334
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	85,700	1,217
MGIC Investment Corp. (a)	4,000	32
New York Community Bancorp, Inc.	36,490	591
Radian Group, Inc.	144,977	722
		2,562
TOTAL FINANCIALS		267,422
HEALTH CARE - 12.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	309,559	18,741
ARIAD Pharmaceuticals, Inc. (a)	149,657	1,299
BioMarin Pharmaceutical, Inc. (a)	49,600	1,400
SIGA Technologies, Inc. (a)	256,200	3,571
		25,011
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	36,456	1,458
Meridian Bioscience, Inc.	96,079	2,292
Steris Corp.	4,200	152
		3,902
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	103,700	$ 2,676
McKesson Corp.	179,400	15,358
Medco Health Solutions, Inc. (a)	253,425	15,170
		33,204
Life Sciences Tools & Services - 0.6%
Lonza Group AG	51,128	4,418
QIAGEN NV (a)(d)	243,000	4,794
		9,212
Pharmaceuticals - 7.3%
Abbott Laboratories	174,800	9,133
Cardiome Pharma Corp. (a)	136,046	715
GlaxoSmithKline PLC sponsored ADR	423,231	18,394
Johnson & Johnson	302,522	20,357
Merck & Co., Inc.	817,197	30,032
Pfizer, Inc.	1,116,198	23,942
Roche Holding AG (participation certificate)	28,148	4,950
		107,523
TOTAL HEALTH CARE		178,852
INDUSTRIALS - 13.0%
Aerospace & Defense - 4.7%
Embraer SA sponsored ADR	121,800	3,933
Goodrich Corp.	31,200	2,723
Honeywell International, Inc.	295,642	17,605
MTU Aero Engines Holdings AG	20,293	1,559
Rockwell Collins, Inc.	171,900	10,508
The Boeing Co.	192,500	15,021
United Technologies Corp.	217,236	19,067
		70,416
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	9,214	739
Building Products - 1.1%
Lennox International, Inc.	94,215	4,391
Owens Corning (a)	202,800	7,747
Quanex Building Products Corp.	211,800	4,202
		16,340
Commercial Services & Supplies - 0.6%
Aggreko PLC	25,000	768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	91,100	$ 2,993
Covanta Holding Corp.	43,400	736
Healthcare Services Group, Inc.	88,377	1,508
Republic Services, Inc.	108,191	3,410
		9,415
Electrical Equipment - 1.0%
Alstom SA	20,089	1,243
Emerson Electric Co.	187,083	10,205
Prysmian SpA	134,400	2,840
		14,288
Industrial Conglomerates - 1.3%
General Electric Co.	417,449	8,199
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	382,070	10,644
		18,843
Machinery - 2.7%
Atlas Copco AB (A Shares)	17,200	452
Charter International PLC	625,638	8,027
Danaher Corp.	224,400	12,237
Douglas Dynamics, Inc.	84,265	1,305
Graco, Inc.	3,000	152
Ingersoll-Rand Co. Ltd.	368,071	18,367
		40,540
Marine - 0.1%
Kuehne & Nagel International AG	6,230	978
Professional Services - 0.9%
Bureau Veritas SA	101,517	8,518
IHS, Inc. Class A (a)	23,026	2,020
Michael Page International PLC	313,371	2,753
		13,291
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	48,000	1,368
Aircastle Ltd.	89,800	1,126
Beacon Roofing Supply, Inc. (a)	85,400	1,871
Watsco, Inc.	43,158	2,889
		7,254
TOTAL INDUSTRIALS		192,104
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,241,922	$ 20,864
Juniper Networks, Inc. (a)	158,307	5,796
QUALCOMM, Inc.	223,600	13,101
		39,761
Computers & Peripherals - 4.8%
Apple, Inc. (a)	124,370	43,260
EMC Corp. (a)	468,133	13,328
Hewlett-Packard Co.	418,150	15,630
		72,218
Electronic Equipment & Components - 0.9%
Coretronic Corp.	2,032,000	3,284
Corning, Inc.	377,392	7,604
Everlight Electronics Co. Ltd.	875,000	2,401
		13,289
Internet Software & Services - 1.5%
eBay, Inc. (a)	95,350	2,972
Google, Inc. Class A (a)	36,113	19,104
		22,076
IT Services - 4.3%
Fidelity National Information Services, Inc.	149,506	4,811
International Business Machines Corp.	82,200	13,886
MasterCard, Inc. Class A	55,158	15,833
Paychex, Inc.	376,950	12,175
Visa, Inc. Class A	206,594	16,747
		63,452
Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	922,740	6,145
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136,000	3,042
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	532,400	7,273
		16,460
Software - 1.9%
ANSYS, Inc. (a)	49,946	2,865
Autonomy Corp. PLC (a)	399,103	11,797
Microsoft Corp.	560,199	14,011
		28,673
TOTAL INFORMATION TECHNOLOGY		255,929
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	28,782	$ 2,737
Ecolab, Inc.	114,967	6,309
PPG Industries, Inc.	17,700	1,570
Praxair, Inc.	55,917	5,918
		16,534
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	205,097	3,011
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	71,386	3,960
TOTAL TELECOMMUNICATION SERVICES		6,971
UTILITIES - 1.3%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	32,400	1,238
FirstEnergy Corp.	32,278	1,440
PPL Corp.	145,666	4,106
		6,784
Gas Utilities - 0.2%
National Fuel Gas Co.	39,709	2,861
Multi-Utilities - 0.7%
National Grid PLC	843,300	8,706
Veolia Environnement (d)	45,000	1,369
		10,075
TOTAL UTILITIES		19,720
TOTAL COMMON STOCKS (Cost $1,365,068)		1,458,099
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	13,219	3,860
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Omnicare Capital Trust II Series B, 4.00%	18,000	$ 889
TOTAL HEALTH CARE		4,749
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	29,100	1,593
TOTAL CONVERTIBLE PREFERRED STOCKS		6,342
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	85,000	5,909
Volkswagen AG	37,010	6,571
		12,480
TOTAL PREFERRED STOCKS (Cost $17,837)		18,822
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 1,980	1,765
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
The PMI Group, Inc. 4.5% 4/15/20	220	134
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,240	1,651
TOTAL CONVERTIBLE BONDS (Cost $3,390)		3,550
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	2,324,020	$ 2,324
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	14,485,474	14,485
TOTAL MONEY MARKET FUNDS (Cost $16,809)		16,809
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,403,104)		1,497,280
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,966)
NET ASSETS - 100%		$ 1,485,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	106
Total	$ 117
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 175,964	$ 175,964	$ -	$ -
Consumer Staples	197,795	186,959	10,836	-
Energy	159,288	159,288	-	-
Financials	267,422	265,366	2,056	-
Health Care	183,601	183,601	-	-
Industrials	192,104	192,104	-	-
Information Technology	255,929	252,887	3,042	-
Materials	16,534	16,534	-	-
Telecommunication Services	6,971	6,971	-	-
Utilities	21,313	11,238	10,075	-
Corporate Bonds	3,550	-	3,550	-
Money Market Funds	16,809	16,809	-	-
Total Investments in Securities:	$ 1,497,280	$ 1,467,721	$ 29,559	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	(128)
Total Unrealized Gain (Loss)	20
Cost of Purchases	-
Proceeds of Sales	(654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
United Kingdom	8.9%
France	1.8%
Taiwan	1.5%
Netherlands	1.4%
Ireland	1.2%
Canada	1.2%
Switzerland	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $244,827,000 of which $53,773,000 and $191,054,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,463) - See accompanying schedule: Unaffiliated issuers (cost $1,386,295)	$ 1,480,471
Fidelity Central Funds (cost $16,809)	16,809
Total Investments (cost $1,403,104)		$ 1,497,280
Receivable for investments sold		7,158
Receivable for fund shares sold		369
Dividends receivable		3,478
Interest receivable		46
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		1
Other receivables		31
Total assets		1,508,449

Liabilities
Payable for investments purchased	$ 6,091
Payable for fund shares redeemed	1,446
Accrued management fee	561
Distribution and service plan fees payable	185
Other affiliated payables	319
Other payables and accrued expenses	48
Collateral on securities loaned, at value	14,485
Total liabilities		23,135

Net Assets		$ 1,485,314
Net Assets consist of:
Paid in capital		$ 1,450,154
Undistributed net investment income		7,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,623)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,197
Net Assets		$ 1,485,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,163 ÷ 10,634 shares)	$ 18.35

Maximum offering price per share (100/94.25 of $18.35)	$ 19.47
Class T: Net Asset Value and redemption price per share ($187,701 ÷ 10,233 shares)	$ 18.34

Maximum offering price per share (100/96.50 of $18.34)	$ 19.01
Class B: Net Asset Value and offering price per share ($16,588 ÷ 943 shares)A	$ 17.60

Class C: Net Asset Value and offering price per share ($62,123 ÷ 3,533 shares)A	$ 17.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,023,739 ÷ 55,351 shares)	$ 18.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,907
Interest		37
Income from Fidelity Central Funds		117
Total income		14,061

Expenses
Management fee	$ 3,277
Transfer agent fees	1,663
Distribution and service plan fees	1,124
Accounting and security lending fees	227
Custodian fees and expenses	28
Independent trustees' compensation	4
Registration fees	41
Audit	35
Legal	2
Miscellaneous	8
Total expenses before reductions	6,409
Expense reductions	(110)	6,299
Net investment income (loss)		7,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,190
Foreign currency transactions	(92)
Futures contracts	1,232
Total net realized gain (loss)		219,330
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,091)
Assets and liabilities in foreign currencies	16
Futures contracts	481
Total change in net unrealized appreciation (depreciation)		(33,594)
Net gain (loss)		185,736
Net increase (decrease) in net assets resulting from operations		$ 193,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,762	$ 5,830
Net realized gain (loss)	219,330	182,089
Change in net unrealized appreciation (depreciation)	(33,594)	(49,200)
Net increase (decrease) in net assets resulting from operations	193,498	138,719
Distributions to shareholders from net investment income	(5,465)	(9,233)
Share transactions - net increase (decrease)	(58,901)	(333,242)
Total increase (decrease) in net assets	129,132	(203,756)

Net Assets
Beginning of period	1,356,182	1,559,938
End of period (including undistributed net investment income of $7,586 and undistributed net investment income of $5,289, respectively)	$ 1,485,314	$ 1,356,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94
Income from Investment Operations
Net investment income (loss) E	.08	.04	.08	.12	.10	.09
Net realized and unrealized gain (loss)	2.26	1.41	2.75	(8.82)	2.28	2.03
Total from investment operations	2.34	1.45	2.83	(8.70)	2.38	2.12
Distributions from net investment income	(.04)	(.07)	(.12)	(.09)	(.07)	(.08)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	(.04)	(.07)	(.12)	(1.18) J	(.52)	(.08)
Net asset value, end of period	$ 18.35	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98
Total Return B, C, D	14.60%	9.90%	23.96%	(42.07)%	12.21%	11.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.05%	1.09%	1.06%	1.04%	1.07%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.09%	1.06%	1.04%	1.07%
Expenses net of all reductions	1.04% A	1.05%	1.08%	1.06%	1.04%	1.06%
Net investment income (loss)	.92% A	.26%	.60%	.67%	.47%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 232	$ 252	$ 228	$ 309	$ 256
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80
Income from Investment Operations
Net investment income (loss) E	.06	- J	.04	.08	.05	.05
Net realized and unrealized gain (loss)	2.26	1.41	2.75	(8.76)	2.26	2.02
Total from investment operations	2.32	1.41	2.79	(8.68)	2.31	2.07
Distributions from net investment income	-	(.03)	(.05)	(.02)	(.01)	(.02)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	-	(.03)	(.05)	(1.12) K	(.46)	(.02)
Net asset value, end of period	$ 18.34	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85
Total Return B, C, D	14.48%	9.63%	23.57%	(42.16)%	11.88%	11.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.31%	1.34%	1.28%	1.26%	1.28%
Expenses net of fee waivers, if any	1.28% A	1.31%	1.34%	1.28%	1.26%	1.28%
Expenses net of all reductions	1.26% A	1.30%	1.34%	1.28%	1.25%	1.27%
Net investment income (loss)	.70% A	.01%	.35%	.45%	.26%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 178	$ 201	$ 204	$ 440	$ 505
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.02)	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	2.18	1.35	2.66	(8.48)	2.20	1.95
Total from investment operations	2.19	1.28	2.64	(8.49)	2.14	1.90
Distributions from net realized gain	-	-	-	(1.04)	(.30)	-
Net asset value, end of period	$ 17.60	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18
Total Return B, C, D	14.21%	9.06%	22.98%	(42.48)%	11.30%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.82%	1.85%	1.81%	1.81%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.82%	1.85%	1.81%	1.81%	1.85%
Expenses net of all reductions	1.79% A	1.81%	1.84%	1.81%	1.81%	1.84%
Net investment income (loss)	.17% A	(.51)%	(.16)%	(.08)%	(.30)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 27	$ 31	$ 84	$ 140
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.02	(.07)	(.02)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	2.17	1.34	2.67	(8.47)	2.20	1.95
Total from investment operations	2.19	1.27	2.65	(8.48)	2.15	1.91
Distributions from net realized gain	-	-	-	(1.04)	(.37)	-
Net asset value, end of period	$ 17.58	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21
Total Return B, C, D	14.23%	8.99%	23.10%	(42.49)%	11.38%	11.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.80%	1.84%	1.79%	1.77%	1.80%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.84%	1.79%	1.77%	1.80%
Expenses net of all reductions	1.76% A	1.80%	1.83%	1.78%	1.76%	1.78%
Net investment income (loss)	.20% A	(.49)%	(.15)%	(.05)%	(.25)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 58	$ 63	$ 59	$ 121	$ 123
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09
Income from Investment Operations
Net investment income (loss) D	.11	.09	.12	.18	.17	.16
Net realized and unrealized gain (loss)	2.29	1.41	2.78	(8.89)	2.29	2.04
Total from investment operations	2.40	1.50	2.90	(8.71)	2.46	2.20
Distributions from net investment income	(.09)	(.11)	(.17)	(.15)	(.13)	(.14)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	(.09)	(.11)	(.17)	(1.25) I	(.58)	(.14)
Net asset value, end of period	$ 18.50	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15
Total Return B, C	14.89%	10.23%	24.36%	(41.88)%	12.53%	12.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.73%	.77%	.74%	.72%	.73%
Expenses net of fee waivers, if any	.71% A	.73%	.77%	.74%	.72%	.73%
Expenses net of all reductions	.70% A	.72%	.77%	.73%	.72%	.72%
Net investment income (loss)	1.26% A	.59%	.92%	1.00%	.79%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,024	$ 870	$ 1,017	$ 725	$ 814	$ 537
Portfolio turnover rate F	180% A	102%	117%	124% H	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,496
Gross unrealized depreciation	(61,384)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,112
Tax cost	$ 1,436,168

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period, the Fund recognized net realized gain (loss) of $1,232 and a change in net unrealized appreciation (depreciation) of $481 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,274,025 and $1,283,688, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 252	$ 3
Class T	.25%	.25%	472	4
Class B	.75%	.25%	91	68
Class C	.75%	.25%	309	14
			$ 1,124	$ 89

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	9
Class B*	12
Class C*	1
$ 40

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 301.30
Class T	257.27
Class B	28.30
Class C	83.27
Institutional Class	994.21
	$ 1,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred fifty-four dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,431.41%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 579	$ 1,150
Class T	-	367
Institutional Class	4,886	7,716
Total	$ 5,465	$ 9,233

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	816	1,743	$ 14,306	$ 26,391
Reinvestment of distributions	25	58	420	858
Shares redeemed	(4,667)	(4,541)	(80,430)	(69,183)
Net increase (decrease)	(3,826)	(2,740)	$ (65,704)	$ (41,934)
Class T
Shares sold	522	1,043	$ 9,236	$ 15,898
Reinvestment of distributions	-	24	-	354
Shares redeemed	(1,390)	(3,663)	(24,483)	(55,498)
Net increase (decrease)	(868)	(2,596)	$ (15,247)	$ (39,246)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	2	135	$ 32	$ 1,974
Shares redeemed	(275)	(856)	(4,676)	(12,547)
Net increase (decrease)	(273)	(721)	$ (4,644)	$ (10,573)
Class C
Shares sold	111	247	$ 1,902	$ 3,621
Shares redeemed	(335)	(927)	(5,698)	(13,651)
Net increase (decrease)	(224)	(680)	$ (3,796)	$ (10,030)
Institutional Class
Shares sold	4,580	9,538	$ 81,853	$ 145,922
Reinvestment of distributions	286	519	4,871	7,696
Shares redeemed	(3,228)	(25,053)	(56,234)	(385,077)
Net increase (decrease)	1,638	(14,996)	$ 30,490	$ (231,459)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0711
1.786791.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.05%
Actual		$ 1,000.00	$ 1,146.00	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,144.80	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.81%
Actual		$ 1,000.00	$ 1,142.10	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.77%
Actual		$ 1,000.00	$ 1,142.30	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,148.90	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	4.6
Chevron Corp.	3.7	0.0
Wells Fargo & Co.	3.5	2.2
JPMorgan Chase & Co.	3.2	2.5
Apple, Inc.	2.9	4.2
PepsiCo, Inc.	2.3	0.0
Merck & Co., Inc.	2.0	1.1
Procter & Gamble Co.	2.0	0.4
Target Corp.	1.8	1.3
The Coca-Cola Co.	1.6	2.4
	26.7
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	15.9
Information Technology	17.2	20.2
Consumer Staples	13.3	7.4
Industrials	13.0	15.6
Health Care	12.5	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.1%		Stocks and Equity Futures 98.9%
	Convertible Securities 0.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	20.1%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Distributors - 0.3%
Li & Fung Ltd.	1,252,000	$ 2,782
Pool Corp.	54,700	1,654
		4,436
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	262,949	21,441
Yum! Brands, Inc.	198,674	10,991
		32,432
Household Durables - 1.4%
D.R. Horton, Inc.	374,145	4,557
Ryland Group, Inc.	349,977	6,398
Toll Brothers, Inc. (a)	377,300	8,206
Tupperware Brands Corp.	18,509	1,212
		20,373
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	50,521	2,311
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	651,209	15,336
Regal Entertainment Group Class A (d)	90,661	1,228
Time Warner, Inc.	481,100	17,526
Viacom, Inc. Class B (non-vtg.)	110,111	5,551
		39,641
Multiline Retail - 2.0%
PPR SA (d)	18,200	3,167
Target Corp.	526,420	26,074
		29,241
Specialty Retail - 2.3%
Esprit Holdings Ltd.	400,100	1,505
H&M Hennes & Mauritz AB (B Shares)	58,663	2,179
Lowe's Companies, Inc.	911,330	22,000
Staples, Inc.	501,102	8,429
		34,113
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	9,400	937
TOTAL CONSUMER DISCRETIONARY		163,484
CONSUMER STAPLES - 13.3%
Beverages - 5.2%
Diageo PLC	508,412	10,836
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	210,444	$ 8,670
PepsiCo, Inc.	483,728	34,403
The Coca-Cola Co.	359,758	24,035
		77,944
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	154,261	5,968
Sysco Corp.	170,968	5,507
Walgreen Co.	213,580	9,318
		20,793
Food Products - 1.0%
Danone	153,614	11,260
Mead Johnson Nutrition Co. Class A	2,165	147
Unilever NV unit	89,700	2,930
		14,337
Household Products - 3.8%
Colgate-Palmolive Co.	96,275	8,427
Energizer Holdings, Inc. (a)	10,100	778
Kimberly-Clark Corp.	127,537	8,711
Procter & Gamble Co.	438,192	29,359
Reckitt Benckiser Group PLC	168,800	9,543
		56,818
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	209,968	18,971
Lorillard, Inc.	77,482	8,932
		27,903
TOTAL CONSUMER STAPLES		197,795
ENERGY - 10.7%
Energy Equipment & Services - 0.8%
Exterran Partners LP	201,086	5,170
Saipem SpA	19,952	1,053
Weatherford International Ltd. (a)	311,709	6,162
		12,385
Oil, Gas & Consumable Fuels - 9.9%
ARC Resources Ltd.	47,200	1,305
Atlas Pipeline Partners, LP	20,000	710
Chevron Corp.	519,560	54,507
Daylight Energy Ltd.	571,500	5,880
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	655,782	$ 54,748
Legacy Reserves LP	15,100	481
PetroBakken Energy Ltd. Class A	62,300	1,065
QEP Resources, Inc.	38,190	1,661
Royal Dutch Shell PLC Class A (United Kingdom)	454,753	16,397
Suncor Energy, Inc.	170,000	7,097
Williams Companies, Inc.	97,219	3,052
		146,903
TOTAL ENERGY		159,288
FINANCIALS - 18.0%
Capital Markets - 1.9%
AllianceBernstein Holding LP	60,140	1,252
Apollo Global Management LLC Class A	87,680	1,580
Ashmore Group PLC	1,649,598	10,295
Bank of New York Mellon Corp.	120,423	3,385
Goldman Sachs Group, Inc.	5,300	746
ICAP PLC	108,400	864
KKR & Co. LP	25,890	445
Northern Trust Corp.	130,452	6,365
The Blackstone Group LP	205,700	3,546
		28,478
Commercial Banks - 8.2%
Banco Daycoval SA (PN)	124,600	885
BB&T Corp.	546,309	15,045
DBS Group Holdings Ltd.	120,000	1,440
HSBC Holdings PLC sponsored ADR	257,025	13,458
Regions Financial Corp.	702,465	4,959
Standard Chartered PLC (United Kingdom)	252,466	6,761
SunTrust Banks, Inc.	166,735	4,690
U.S. Bancorp, Delaware	715,448	18,315
Wells Fargo & Co.	1,815,614	51,509
Zions Bancorporation	193,495	4,611
		121,673
Diversified Financial Services - 5.5%
Bank of America Corp.	1,674,142	19,671
Citigroup, Inc.	57,750	2,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,113,838	$ 48,162
KKR Financial Holdings LLC	1,165,419	11,689
		81,898
Insurance - 0.7%
Amlin PLC	43,736	306
Everest Re Group Ltd.	37,115	3,302
Fidelity National Financial, Inc. Class A	67,952	1,086
Genworth Financial, Inc. Class A (a)	335,457	3,727
MetLife, Inc. unit	24,900	2,056
		10,477
Real Estate Investment Trusts - 1.5%
CBL & Associates Properties, Inc.	163,040	3,137
Digital Realty Trust, Inc.	23,700	1,478
Public Storage	62,400	7,384
Ventas, Inc.	91,331	5,151
Weyerhaeuser Co.	240,669	5,184
		22,334
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	85,700	1,217
MGIC Investment Corp. (a)	4,000	32
New York Community Bancorp, Inc.	36,490	591
Radian Group, Inc.	144,977	722
		2,562
TOTAL FINANCIALS		267,422
HEALTH CARE - 12.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	309,559	18,741
ARIAD Pharmaceuticals, Inc. (a)	149,657	1,299
BioMarin Pharmaceutical, Inc. (a)	49,600	1,400
SIGA Technologies, Inc. (a)	256,200	3,571
		25,011
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	36,456	1,458
Meridian Bioscience, Inc.	96,079	2,292
Steris Corp.	4,200	152
		3,902
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	103,700	$ 2,676
McKesson Corp.	179,400	15,358
Medco Health Solutions, Inc. (a)	253,425	15,170
		33,204
Life Sciences Tools & Services - 0.6%
Lonza Group AG	51,128	4,418
QIAGEN NV (a)(d)	243,000	4,794
		9,212
Pharmaceuticals - 7.3%
Abbott Laboratories	174,800	9,133
Cardiome Pharma Corp. (a)	136,046	715
GlaxoSmithKline PLC sponsored ADR	423,231	18,394
Johnson & Johnson	302,522	20,357
Merck & Co., Inc.	817,197	30,032
Pfizer, Inc.	1,116,198	23,942
Roche Holding AG (participation certificate)	28,148	4,950
		107,523
TOTAL HEALTH CARE		178,852
INDUSTRIALS - 13.0%
Aerospace & Defense - 4.7%
Embraer SA sponsored ADR	121,800	3,933
Goodrich Corp.	31,200	2,723
Honeywell International, Inc.	295,642	17,605
MTU Aero Engines Holdings AG	20,293	1,559
Rockwell Collins, Inc.	171,900	10,508
The Boeing Co.	192,500	15,021
United Technologies Corp.	217,236	19,067
		70,416
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	9,214	739
Building Products - 1.1%
Lennox International, Inc.	94,215	4,391
Owens Corning (a)	202,800	7,747
Quanex Building Products Corp.	211,800	4,202
		16,340
Commercial Services & Supplies - 0.6%
Aggreko PLC	25,000	768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	91,100	$ 2,993
Covanta Holding Corp.	43,400	736
Healthcare Services Group, Inc.	88,377	1,508
Republic Services, Inc.	108,191	3,410
		9,415
Electrical Equipment - 1.0%
Alstom SA	20,089	1,243
Emerson Electric Co.	187,083	10,205
Prysmian SpA	134,400	2,840
		14,288
Industrial Conglomerates - 1.3%
General Electric Co.	417,449	8,199
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	382,070	10,644
		18,843
Machinery - 2.7%
Atlas Copco AB (A Shares)	17,200	452
Charter International PLC	625,638	8,027
Danaher Corp.	224,400	12,237
Douglas Dynamics, Inc.	84,265	1,305
Graco, Inc.	3,000	152
Ingersoll-Rand Co. Ltd.	368,071	18,367
		40,540
Marine - 0.1%
Kuehne & Nagel International AG	6,230	978
Professional Services - 0.9%
Bureau Veritas SA	101,517	8,518
IHS, Inc. Class A (a)	23,026	2,020
Michael Page International PLC	313,371	2,753
		13,291
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	48,000	1,368
Aircastle Ltd.	89,800	1,126
Beacon Roofing Supply, Inc. (a)	85,400	1,871
Watsco, Inc.	43,158	2,889
		7,254
TOTAL INDUSTRIALS		192,104
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,241,922	$ 20,864
Juniper Networks, Inc. (a)	158,307	5,796
QUALCOMM, Inc.	223,600	13,101
		39,761
Computers & Peripherals - 4.8%
Apple, Inc. (a)	124,370	43,260
EMC Corp. (a)	468,133	13,328
Hewlett-Packard Co.	418,150	15,630
		72,218
Electronic Equipment & Components - 0.9%
Coretronic Corp.	2,032,000	3,284
Corning, Inc.	377,392	7,604
Everlight Electronics Co. Ltd.	875,000	2,401
		13,289
Internet Software & Services - 1.5%
eBay, Inc. (a)	95,350	2,972
Google, Inc. Class A (a)	36,113	19,104
		22,076
IT Services - 4.3%
Fidelity National Information Services, Inc.	149,506	4,811
International Business Machines Corp.	82,200	13,886
MasterCard, Inc. Class A	55,158	15,833
Paychex, Inc.	376,950	12,175
Visa, Inc. Class A	206,594	16,747
		63,452
Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	922,740	6,145
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136,000	3,042
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	532,400	7,273
		16,460
Software - 1.9%
ANSYS, Inc. (a)	49,946	2,865
Autonomy Corp. PLC (a)	399,103	11,797
Microsoft Corp.	560,199	14,011
		28,673
TOTAL INFORMATION TECHNOLOGY		255,929
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	28,782	$ 2,737
Ecolab, Inc.	114,967	6,309
PPG Industries, Inc.	17,700	1,570
Praxair, Inc.	55,917	5,918
		16,534
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	205,097	3,011
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	71,386	3,960
TOTAL TELECOMMUNICATION SERVICES		6,971
UTILITIES - 1.3%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	32,400	1,238
FirstEnergy Corp.	32,278	1,440
PPL Corp.	145,666	4,106
		6,784
Gas Utilities - 0.2%
National Fuel Gas Co.	39,709	2,861
Multi-Utilities - 0.7%
National Grid PLC	843,300	8,706
Veolia Environnement (d)	45,000	1,369
		10,075
TOTAL UTILITIES		19,720
TOTAL COMMON STOCKS (Cost $1,365,068)		1,458,099
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	13,219	3,860
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Omnicare Capital Trust II Series B, 4.00%	18,000	$ 889
TOTAL HEALTH CARE		4,749
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	29,100	1,593
TOTAL CONVERTIBLE PREFERRED STOCKS		6,342
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	85,000	5,909
Volkswagen AG	37,010	6,571
		12,480
TOTAL PREFERRED STOCKS (Cost $17,837)		18,822
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 1,980	1,765
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
The PMI Group, Inc. 4.5% 4/15/20	220	134
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,240	1,651
TOTAL CONVERTIBLE BONDS (Cost $3,390)		3,550
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	2,324,020	$ 2,324
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	14,485,474	14,485
TOTAL MONEY MARKET FUNDS (Cost $16,809)		16,809
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,403,104)		1,497,280
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,966)
NET ASSETS - 100%		$ 1,485,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	106
Total	$ 117
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 175,964	$ 175,964	$ -	$ -
Consumer Staples	197,795	186,959	10,836	-
Energy	159,288	159,288	-	-
Financials	267,422	265,366	2,056	-
Health Care	183,601	183,601	-	-
Industrials	192,104	192,104	-	-
Information Technology	255,929	252,887	3,042	-
Materials	16,534	16,534	-	-
Telecommunication Services	6,971	6,971	-	-
Utilities	21,313	11,238	10,075	-
Corporate Bonds	3,550	-	3,550	-
Money Market Funds	16,809	16,809	-	-
Total Investments in Securities:	$ 1,497,280	$ 1,467,721	$ 29,559	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	(128)
Total Unrealized Gain (Loss)	20
Cost of Purchases	-
Proceeds of Sales	(654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
United Kingdom	8.9%
France	1.8%
Taiwan	1.5%
Netherlands	1.4%
Ireland	1.2%
Canada	1.2%
Switzerland	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $244,827,000 of which $53,773,000 and $191,054,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,463) - See accompanying schedule: Unaffiliated issuers (cost $1,386,295)	$ 1,480,471
Fidelity Central Funds (cost $16,809)	16,809
Total Investments (cost $1,403,104)		$ 1,497,280
Receivable for investments sold		7,158
Receivable for fund shares sold		369
Dividends receivable		3,478
Interest receivable		46
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		1
Other receivables		31
Total assets		1,508,449

Liabilities
Payable for investments purchased	$ 6,091
Payable for fund shares redeemed	1,446
Accrued management fee	561
Distribution and service plan fees payable	185
Other affiliated payables	319
Other payables and accrued expenses	48
Collateral on securities loaned, at value	14,485
Total liabilities		23,135

Net Assets		$ 1,485,314
Net Assets consist of:
Paid in capital		$ 1,450,154
Undistributed net investment income		7,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,623)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,197
Net Assets		$ 1,485,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,163 ÷ 10,634 shares)	$ 18.35

Maximum offering price per share (100/94.25 of $18.35)	$ 19.47
Class T: Net Asset Value and redemption price per share ($187,701 ÷ 10,233 shares)	$ 18.34

Maximum offering price per share (100/96.50 of $18.34)	$ 19.01
Class B: Net Asset Value and offering price per share ($16,588 ÷ 943 shares)A	$ 17.60

Class C: Net Asset Value and offering price per share ($62,123 ÷ 3,533 shares)A	$ 17.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,023,739 ÷ 55,351 shares)	$ 18.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,907
Interest		37
Income from Fidelity Central Funds		117
Total income		14,061

Expenses
Management fee	$ 3,277
Transfer agent fees	1,663
Distribution and service plan fees	1,124
Accounting and security lending fees	227
Custodian fees and expenses	28
Independent trustees' compensation	4
Registration fees	41
Audit	35
Legal	2
Miscellaneous	8
Total expenses before reductions	6,409
Expense reductions	(110)	6,299
Net investment income (loss)		7,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,190
Foreign currency transactions	(92)
Futures contracts	1,232
Total net realized gain (loss)		219,330
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,091)
Assets and liabilities in foreign currencies	16
Futures contracts	481
Total change in net unrealized appreciation (depreciation)		(33,594)
Net gain (loss)		185,736
Net increase (decrease) in net assets resulting from operations		$ 193,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,762	$ 5,830
Net realized gain (loss)	219,330	182,089
Change in net unrealized appreciation (depreciation)	(33,594)	(49,200)
Net increase (decrease) in net assets resulting from operations	193,498	138,719
Distributions to shareholders from net investment income	(5,465)	(9,233)
Share transactions - net increase (decrease)	(58,901)	(333,242)
Total increase (decrease) in net assets	129,132	(203,756)

Net Assets
Beginning of period	1,356,182	1,559,938
End of period (including undistributed net investment income of $7,586 and undistributed net investment income of $5,289, respectively)	$ 1,485,314	$ 1,356,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94
Income from Investment Operations
Net investment income (loss) E	.08	.04	.08	.12	.10	.09
Net realized and unrealized gain (loss)	2.26	1.41	2.75	(8.82)	2.28	2.03
Total from investment operations	2.34	1.45	2.83	(8.70)	2.38	2.12
Distributions from net investment income	(.04)	(.07)	(.12)	(.09)	(.07)	(.08)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	(.04)	(.07)	(.12)	(1.18) J	(.52)	(.08)
Net asset value, end of period	$ 18.35	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98
Total Return B, C, D	14.60%	9.90%	23.96%	(42.07)%	12.21%	11.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.05%	1.09%	1.06%	1.04%	1.07%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.09%	1.06%	1.04%	1.07%
Expenses net of all reductions	1.04% A	1.05%	1.08%	1.06%	1.04%	1.06%
Net investment income (loss)	.92% A	.26%	.60%	.67%	.47%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 232	$ 252	$ 228	$ 309	$ 256
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80
Income from Investment Operations
Net investment income (loss) E	.06	- J	.04	.08	.05	.05
Net realized and unrealized gain (loss)	2.26	1.41	2.75	(8.76)	2.26	2.02
Total from investment operations	2.32	1.41	2.79	(8.68)	2.31	2.07
Distributions from net investment income	-	(.03)	(.05)	(.02)	(.01)	(.02)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	-	(.03)	(.05)	(1.12) K	(.46)	(.02)
Net asset value, end of period	$ 18.34	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85
Total Return B, C, D	14.48%	9.63%	23.57%	(42.16)%	11.88%	11.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.31%	1.34%	1.28%	1.26%	1.28%
Expenses net of fee waivers, if any	1.28% A	1.31%	1.34%	1.28%	1.26%	1.28%
Expenses net of all reductions	1.26% A	1.30%	1.34%	1.28%	1.25%	1.27%
Net investment income (loss)	.70% A	.01%	.35%	.45%	.26%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 178	$ 201	$ 204	$ 440	$ 505
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.02)	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	2.18	1.35	2.66	(8.48)	2.20	1.95
Total from investment operations	2.19	1.28	2.64	(8.49)	2.14	1.90
Distributions from net realized gain	-	-	-	(1.04)	(.30)	-
Net asset value, end of period	$ 17.60	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18
Total Return B, C, D	14.21%	9.06%	22.98%	(42.48)%	11.30%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.82%	1.85%	1.81%	1.81%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.82%	1.85%	1.81%	1.81%	1.85%
Expenses net of all reductions	1.79% A	1.81%	1.84%	1.81%	1.81%	1.84%
Net investment income (loss)	.17% A	(.51)%	(.16)%	(.08)%	(.30)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 27	$ 31	$ 84	$ 140
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.02	(.07)	(.02)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	2.17	1.34	2.67	(8.47)	2.20	1.95
Total from investment operations	2.19	1.27	2.65	(8.48)	2.15	1.91
Distributions from net realized gain	-	-	-	(1.04)	(.37)	-
Net asset value, end of period	$ 17.58	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21
Total Return B, C, D	14.23%	8.99%	23.10%	(42.49)%	11.38%	11.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.80%	1.84%	1.79%	1.77%	1.80%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.84%	1.79%	1.77%	1.80%
Expenses net of all reductions	1.76% A	1.80%	1.83%	1.78%	1.76%	1.78%
Net investment income (loss)	.20% A	(.49)%	(.15)%	(.05)%	(.25)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 58	$ 63	$ 59	$ 121	$ 123
Portfolio turnover rate G	180% A	102%	117%	124% I	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09
Income from Investment Operations
Net investment income (loss) D	.11	.09	.12	.18	.17	.16
Net realized and unrealized gain (loss)	2.29	1.41	2.78	(8.89)	2.29	2.04
Total from investment operations	2.40	1.50	2.90	(8.71)	2.46	2.20
Distributions from net investment income	(.09)	(.11)	(.17)	(.15)	(.13)	(.14)
Distributions from net realized gain	-	-	-	(1.10)	(.45)	-
Total distributions	(.09)	(.11)	(.17)	(1.25) I	(.58)	(.14)
Net asset value, end of period	$ 18.50	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15
Total Return B, C	14.89%	10.23%	24.36%	(41.88)%	12.53%	12.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.73%	.77%	.74%	.72%	.73%
Expenses net of fee waivers, if any	.71% A	.73%	.77%	.74%	.72%	.73%
Expenses net of all reductions	.70% A	.72%	.77%	.73%	.72%	.72%
Net investment income (loss)	1.26% A	.59%	.92%	1.00%	.79%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,024	$ 870	$ 1,017	$ 725	$ 814	$ 537
Portfolio turnover rate F	180% A	102%	117%	124% H	88%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,496
Gross unrealized depreciation	(61,384)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,112
Tax cost	$ 1,436,168

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period, the Fund recognized net realized gain (loss) of $1,232 and a change in net unrealized appreciation (depreciation) of $481 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,274,025 and $1,283,688, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 252	$ 3
Class T	.25%	.25%	472	4
Class B	.75%	.25%	91	68
Class C	.75%	.25%	309	14
			$ 1,124	$ 89

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	9
Class B*	12
Class C*	1
$ 40

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 301.30
Class T	257.27
Class B	28.30
Class C	83.27
Institutional Class	994.21
	$ 1,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred fifty-four dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,431.41%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 579	$ 1,150
Class T	-	367
Institutional Class	4,886	7,716
Total	$ 5,465	$ 9,233

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	816	1,743	$ 14,306	$ 26,391
Reinvestment of distributions	25	58	420	858
Shares redeemed	(4,667)	(4,541)	(80,430)	(69,183)
Net increase (decrease)	(3,826)	(2,740)	$ (65,704)	$ (41,934)
Class T
Shares sold	522	1,043	$ 9,236	$ 15,898
Reinvestment of distributions	-	24	-	354
Shares redeemed	(1,390)	(3,663)	(24,483)	(55,498)
Net increase (decrease)	(868)	(2,596)	$ (15,247)	$ (39,246)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	2	135	$ 32	$ 1,974
Shares redeemed	(275)	(856)	(4,676)	(12,547)
Net increase (decrease)	(273)	(721)	$ (4,644)	$ (10,573)
Class C
Shares sold	111	247	$ 1,902	$ 3,621
Shares redeemed	(335)	(927)	(5,698)	(13,651)
Net increase (decrease)	(224)	(680)	$ (3,796)	$ (10,030)
Institutional Class
Shares sold	4,580	9,538	$ 81,853	$ 145,922
Reinvestment of distributions	286	519	4,871	7,696
Shares redeemed	(3,228)	(25,053)	(56,234)	(385,077)
Net increase (decrease)	1,638	(14,996)	$ 30,490	$ (231,459)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0711
1.786792.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.98%
Actual		$ 1,000.00	$ 1,183.30	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.04	$ 4.94
Class T	1.16%
Actual		$ 1,000.00	$ 1,182.00	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.73%
Actual		$ 1,000.00	$ 1,178.90	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Class C	1.73%
Actual		$ 1,000.00	$ 1,179.00	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class	.63%
Actual		$ 1,000.00	$ 1,185.10	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.9
salesforce.com, Inc.	3.0	3.6
Exxon Mobil Corp.	3.0	2.7
Google, Inc. Class A	2.6	3.1
Regeneron Pharmaceuticals, Inc.	2.2	0.9
Pharmasset, Inc.	2.2	0.7
Cypress Semiconductor Corp.	2.1	1.6
lululemon athletica, Inc.	1.9	1.5
Seattle Genetics, Inc.	1.9	1.4
Schlumberger Ltd.	1.8	1.8
	26.2
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.3	42.1
Health Care	18.9	15.3
Consumer Discretionary	15.2	16.4
Energy	8.7	7.7
Industrials	6.9	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.5%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	5.9%	** Foreign investments	4.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.8%
Johnson Controls, Inc.	122,000	$ 4,831
Tenneco, Inc. (a)	230,900	9,640
		14,471
Automobiles - 0.2%
Ford Motor Co. (a)	231,700	3,457
Diversified Consumer Services - 0.8%
Coinstar, Inc. (a)(d)	145,128	7,711
Weight Watchers International, Inc.	84,400	6,772
		14,483
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	137,400	3,126
BJ's Restaurants, Inc. (a)	416,800	21,353
Buffalo Wild Wings, Inc. (a)	44,600	2,794
Chipotle Mexican Grill, Inc. (a)	18,100	5,232
Hyatt Hotels Corp. Class A (a)	225,100	10,035
Las Vegas Sands Corp. unit	13,100	9,180
McDonald's Corp.	184,500	15,044
Starbucks Corp.	218,600	8,042
Starwood Hotels & Resorts Worldwide, Inc.	104,900	6,397
Texas Roadhouse, Inc. Class A	98,100	1,690
The Cheesecake Factory, Inc. (a)	120,600	3,831
		86,724
Household Durables - 1.1%
Lennar Corp. Class A	464,400	8,814
SodaStream International Ltd.	22,000	1,278
Tempur-Pedic International, Inc. (a)	84,800	5,515
Tupperware Brands Corp.	83,500	5,466
		21,073
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	122,600	24,114
Media - 0.8%
Comcast Corp. Class A	66,500	1,678
DIRECTV (a)	173,300	8,710
DreamWorks Animation SKG, Inc. Class A (a)	40,200	961
The Walt Disney Co.	106,900	4,450
		15,799
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
DSW, Inc. Class A (a)	155,300	$ 7,788
Target Corp.	108,800	5,389
		13,177
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	30,600	2,319
Bed Bath & Beyond, Inc. (a)	54,000	2,910
Best Buy Co., Inc.	74,700	2,372
Home Depot, Inc.	153,500	5,569
Jos. A. Bank Clothiers, Inc. (a)	45,200	2,581
Lumber Liquidators Holdings, Inc. (a)(d)	191,800	5,173
Staples, Inc.	192,000	3,229
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,200	4,937
		29,090
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	149,000	9,485
Fossil, Inc. (a)	44,000	4,657
lululemon athletica, Inc. (a)(d)	380,658	34,564
NIKE, Inc. Class B	34,200	2,888
Steven Madden Ltd. (a)	55,600	3,099
Vera Bradley, Inc.	98,500	4,869
		59,562
TOTAL CONSUMER DISCRETIONARY		281,950
CONSUMER STAPLES - 6.5%
Beverages - 1.2%
PepsiCo, Inc.	87,000	6,187
The Coca-Cola Co.	253,400	16,930
		23,117
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	69,100	5,699
Droga Raia SA	9,000	160
Fresh Market, Inc.	111,233	4,476
Wal-Mart Stores, Inc.	184,080	10,165
Walgreen Co.	112,800	4,921
Whole Foods Market, Inc.	84,600	5,174
		30,595
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	110,300	9,085
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.3%
Church & Dwight Co., Inc.	33,200	$ 2,792
Procter & Gamble Co.	35,600	2,385
		5,177
Personal Products - 1.3%
Avon Products, Inc.	91,142	2,708
Herbalife Ltd.	393,400	22,141
		24,849
Tobacco - 1.5%
Altria Group, Inc.	66,100	1,855
Philip Morris International, Inc.	370,890	26,611
		28,466
TOTAL CONSUMER STAPLES		121,289
ENERGY - 8.7%
Energy Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	73,340	3,273
Halliburton Co.	199,300	9,995
National Oilwell Varco, Inc.	85,088	6,176
Schlumberger Ltd.	378,100	32,411
Transocean Ltd. (United States)	26,186	1,815
		53,670
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp.	58,600	1,638
Chesapeake Energy Corp.	339,064	10,626
Chevron Corp.	33,200	3,483
Concho Resources, Inc. (a)	34,500	3,264
EOG Resources, Inc.	17,500	1,910
EXCO Resources, Inc.	118,800	2,393
Exxon Mobil Corp.	654,600	54,639
Hess Corp.	104,200	8,235
Noble Energy, Inc.	20,100	1,873
Petrohawk Energy Corp. (a)	278,600	7,375
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	50,200	1,569
Solazyme, Inc.	22,500	507
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	120,093	$ 5,256
Valero Energy Corp.	146,700	4,034
		106,802
TOTAL ENERGY		160,472
FINANCIALS - 2.9%
Capital Markets - 0.5%
Charles Schwab Corp.	204,000	3,674
Goldman Sachs Group, Inc.	9,191	1,293
LPL Investment Holdings, Inc.	26,100	938
Morgan Stanley	44,400	1,073
T. Rowe Price Group, Inc.	25,600	1,620
		8,598
Commercial Banks - 0.3%
Signature Bank, New York (a)	45,400	2,584
Wells Fargo & Co.	89,600	2,542
		5,126
Consumer Finance - 1.1%
Discover Financial Services	882,433	21,037
Diversified Financial Services - 0.8%
BM&F Bovespa SA	610,758	4,384
Citigroup, Inc.	54,110	2,227
CME Group, Inc.	4,400	1,257
JPMorgan Chase & Co.	146,800	6,348
		14,216
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	2,547
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	2,625
TOTAL FINANCIALS		54,149
HEALTH CARE - 18.9%
Biotechnology - 15.1%
Alexion Pharmaceuticals, Inc. (a)	177,000	8,393
Alkermes, Inc. (a)	336,572	6,166
Alnylam Pharmaceuticals, Inc. (a)(d)	363,200	3,803
Amarin Corp. PLC ADR (a)	110,100	2,100
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	280,000	$ 3,889
Celgene Corp. (a)	66,335	4,040
Cepheid, Inc. (a)	669,753	21,512
Exelixis, Inc. (a)	625,500	7,275
Human Genome Sciences, Inc. (a)	764,358	20,920
ImmunoGen, Inc. (a)(d)	1,054,507	12,823
Immunomedics, Inc. (a)(d)	1,662,287	7,347
InterMune, Inc. (a)	374,500	13,931
Isis Pharmaceuticals, Inc. (a)(d)	1,522,500	14,053
Lexicon Pharmaceuticals, Inc. (a)	3,573,356	5,825
Metabolix, Inc. (a)(d)	673,995	5,958
Micromet, Inc. (a)(d)	392,514	2,430
Momenta Pharmaceuticals, Inc. (a)	96,000	1,921
NPS Pharmaceuticals, Inc. (a)	71,700	686
Pharmasset, Inc. (a)	397,320	40,606
Regeneron Pharmaceuticals, Inc. (a)	681,600	40,910
Rigel Pharmaceuticals, Inc. (a)	782,300	6,493
Seattle Genetics, Inc. (a)(d)	1,779,537	34,470
Transition Therapeutics, Inc. (a)	537,433	1,686
Vertex Pharmaceuticals, Inc. (a)	246,490	13,308
		280,545
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	45,000	2,678
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	128,300	7,642
McKesson Corp.	44,900	3,844
Medco Health Solutions, Inc. (a)	78,200	4,681
UnitedHealth Group, Inc.	42,600	2,085
		18,252
Health Care Technology - 0.1%
Cerner Corp. (a)	17,800	2,138
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	92,900	6,696
Pharmaceuticals - 2.1%
Abbott Laboratories	173,300	9,055
Allergan, Inc.	84,800	7,016
Elan Corp. PLC sponsored ADR (a)	977,100	9,351
Endocyte, Inc.	167,700	1,996
Hospira, Inc. (a)	31,100	1,720
Johnson & Johnson	36,100	2,429
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)	353,808	$ 6,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,600	2,117
		39,695
TOTAL HEALTH CARE		350,004
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	137,100	8,164
ITT Corp.	48,200	2,777
The Boeing Co.	215,400	16,808
		27,749
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	205,100	15,073
Airlines - 0.1%
JetBlue Airways Corp. (a)	426,300	2,588
Construction & Engineering - 0.4%
Fluor Corp.	25,400	1,751
Orascom Construction Industries SAE GDR	87,100	3,886
Quanta Services, Inc. (a)	81,559	1,611
		7,248
Electrical Equipment - 0.3%
Emerson Electric Co.	41,800	2,280
Roper Industries, Inc.	31,300	2,613
		4,893
Industrial Conglomerates - 1.1%
3M Co.	113,900	10,750
General Electric Co.	509,500	10,007
		20,757
Machinery - 1.9%
Caterpillar, Inc.	148,500	15,711
Cummins, Inc.	31,800	3,347
Danaher Corp.	232,300	12,667
Deere & Co.	49,600	4,270
		35,995
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Union Pacific Corp.	134,000	$ 14,066
TOTAL INDUSTRIALS		128,369
INFORMATION TECHNOLOGY - 38.3%
Communications Equipment - 4.4%
Acme Packet, Inc. (a)	71,600	5,419
Cisco Systems, Inc.	335,800	5,641
F5 Networks, Inc. (a)	39,300	4,464
Infinera Corp. (a)(d)	1,043,581	7,409
Juniper Networks, Inc. (a)	128,400	4,701
QUALCOMM, Inc.	423,095	24,789
Research In Motion Ltd. (a)	26,700	1,144
Riverbed Technology, Inc. (a)	732,100	27,761
		81,328
Computers & Peripherals - 6.3%
Apple, Inc. (a)	291,958	101,557
Hewlett-Packard Co.	199,600	7,461
NetApp, Inc. (a)	111,400	6,101
Silicon Graphics International Corp. (a)	112,121	2,029
		117,148
Electronic Equipment & Components - 1.5%
Corning, Inc.	197,600	3,982
Universal Display Corp. (a)(d)	486,600	23,221
		27,203
Internet Software & Services - 5.2%
AOL, Inc. (a)	57,063	1,174
Baidu.com, Inc. sponsored ADR (a)	84,100	11,413
Cornerstone Ondemand, Inc.	174,900	3,377
eBay, Inc. (a)	162,500	5,065
Facebook, Inc. Class B (f)	78,341	1,959
Google, Inc. Class A (a)	91,215	48,255
LogMeIn, Inc. (a)(d)	237,600	10,340
Mail.ru Group Ltd. GDR (a)(e)	2,800	96
OpenTable, Inc. (a)(d)	104,500	9,230
Rackspace Hosting, Inc. (a)	135,100	5,944
		96,853
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	193,816	14,738
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	115,000	$ 19,427
MasterCard, Inc. Class A	22,000	6,315
ServiceSource International, Inc.	39,200	762
VeriFone Systems, Inc. (a)	233,700	11,248
Visa, Inc. Class A	228,500	18,522
		71,012
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	211,600	1,837
Analog Devices, Inc.	46,200	1,902
Applied Materials, Inc.	174,600	2,406
Atmel Corp. (a)	121,500	1,825
Broadcom Corp. Class A	131,800	4,742
Cree, Inc. (a)(d)	30,200	1,325
Cypress Semiconductor Corp.	1,681,568	39,382
First Solar, Inc. (a)(d)	18,500	2,299
Intel Corp.	406,780	9,157
International Rectifier Corp. (a)	160,500	4,619
NVIDIA Corp. (a)	1,303,400	26,120
NXP Semiconductors NV	54,600	1,558
Rambus, Inc. (a)	1,235,800	18,006
Silicon Image, Inc. (a)	269,600	2,044
Silicon Laboratories, Inc. (a)	680,600	29,252
Xilinx, Inc.	52,400	1,870
		148,344
Software - 9.1%
Citrix Systems, Inc. (a)	73,500	6,440
Microsoft Corp.	623,900	15,604
Oracle Corp.	428,900	14,677
QLIK Technologies, Inc.	166,074	5,529
RealPage, Inc.	97,525	2,872
Red Hat, Inc. (a)	715,300	31,187
salesforce.com, Inc. (a)	363,000	55,270
Solera Holdings, Inc.	75,500	4,461
SuccessFactors, Inc. (a)	594,500	20,849
TiVo, Inc. (a)	852,200	8,812
VMware, Inc. Class A (a)	31,000	3,017
		168,718
TOTAL INFORMATION TECHNOLOGY		710,606
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	6,000	$ 923
Dow Chemical Co.	120,300	4,346
Monsanto Co.	48,400	3,438
The Mosaic Co.	32,000	2,267
		10,974
Metals & Mining - 1.4%
Barrick Gold Corp. (d)	111,800	5,353
Freeport-McMoRan Copper & Gold, Inc.	223,000	11,516
Molycorp, Inc. (d)	80,200	5,328
Mongolian Mining Corp.	1,124,000	1,315
Nucor Corp.	74,100	3,137
		26,649
TOTAL MATERIALS		37,623
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	393,600	1,877
TOTAL COMMON STOCKS (Cost $1,264,291)		1,846,339
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.14% (b)	10,131,590	10,132
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	144,646,797	144,647
TOTAL MONEY MARKET FUNDS (Cost $154,779)		154,779
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,419,070)		2,001,118
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(146,219)
NET ASSETS - 100%		$ 1,854,899
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,959,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	256
Total	$ 265
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 281,950	$ 272,770	$ 9,180	$ -
Consumer Staples	121,289	121,289	-	-
Energy	160,472	160,472	-	-
Financials	54,149	54,149	-	-
Health Care	350,004	350,004	-	-
Industrials	128,369	128,369	-	-
Information Technology	710,606	708,647	-	1,959
Materials	37,623	37,623	-	-
Telecommunication Services	1,877	1,877	-	-
Money Market Funds	154,779	154,779	-	-
Total Investments in Securities:	$ 2,001,118	$ 1,989,979	$ 9,180	$ 1,959
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,959
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,959
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $759,538,000 of which $282,720,000 and $476,818,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,317) - See accompanying schedule: Unaffiliated issuers (cost $1,264,291)	$ 1,846,339
Fidelity Central Funds (cost $154,779)	154,779
Total Investments (cost $1,419,070)		$ 2,001,118
Receivable for investments sold		8,887
Receivable for fund shares sold		1,477
Dividends receivable		1,889
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		1
Other receivables		156
Total assets		2,013,570

Liabilities
Payable for investments purchased	$ 9,864
Payable for fund shares redeemed	2,342
Accrued management fee	597
Distribution and service plan fees payable	633
Other affiliated payables	403
Other payables and accrued expenses	185
Collateral on securities loaned, at value	144,647
Total liabilities		158,671

Net Assets		$ 1,854,899
Net Assets consist of:
Paid in capital		$ 1,950,503
Accumulated net investment loss		(2,947)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(674,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		582,049
Net Assets		$ 1,854,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($290,703 ÷ 7,606.0 shares)	$ 38.22

Maximum offering price per share (100/94.25 of $38.22)	$ 40.55
Class T: Net Asset Value and redemption price per share ($1,258,854 ÷ 32,688.2 shares)	$ 38.51

Maximum offering price per share (100/96.50 of $38.51)	$ 39.91
Class B: Net Asset Value and offering price per share ($17,326 ÷ 479.7 shares)A	$ 36.12

Class C: Net Asset Value and offering price per share ($48,382 ÷ 1,333.0 shares)A	$ 36.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($239,634 ÷ 6,067.0 shares)	$ 39.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,443
Income from Fidelity Central Funds		265
Total income		6,708

Expenses
Management fee Basic fee	$ 4,843
Performance adjustment	(1,539)
Transfer agent fees	2,087
Distribution and service plan fees	3,722
Accounting and security lending fees	285
Custodian fees and expenses	20
Independent trustees' compensation	5
Registration fees	56
Audit	33
Legal	4
Miscellaneous	10
Total expenses before reductions	9,526
Expense reductions	(17)	9,509
Net investment income (loss)		(2,801)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,574
Foreign currency transactions	(4)
Total net realized gain (loss)		88,570
Change in net unrealized appreciation (depreciation) on: Investment securities	198,859
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		198,860
Net gain (loss)		287,430
Net increase (decrease) in net assets resulting from operations		$ 284,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,801)	$ (2,335)
Net realized gain (loss)	88,570	108,627
Change in net unrealized appreciation (depreciation)	198,860	196,859
Net increase (decrease) in net assets resulting from operations	284,629	303,151
Distributions to shareholders from net investment income	-	(3,266)
Distributions to shareholders from net realized gain	-	(988)
Total distributions	-	(4,254)
Share transactions - net increase (decrease)	12,715	(112,570)
Total increase (decrease) in net assets	297,344	186,327

Net Assets
Beginning of period	1,557,555	1,371,228
End of period (including accumulated net investment loss of $2,947 and accumulated net investment loss of $146, respectively)	$ 1,854,899	$ 1,557,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68
Income from Investment Operations
Net investment income (loss) E	(.04)	- K	.10	(.02)	(.20)	(.07) I
Net realized and unrealized gain (loss)	5.96	6.13	7.28	(22.78)	6.85	2.55
Total from investment operations	5.92	6.13	7.38	(22.80)	6.65	2.48
Distributions from net investment income	-	(.11)	-	-	-	(.09)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.13)	-	-	-	(.09)
Net asset value, end of period	$ 38.22	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07
Total Return B, C, D	18.33%	23.42%	39.01%	(54.65)%	18.96%	7.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	.90%	.80%	1.08%	1.11%	.98%
Expenses net of fee waivers, if any	.98% A	.90%	.80%	1.08%	1.11%	.98%
Expenses net of all reductions	.98% A	.90%	.80%	1.08%	1.10%	.97%
Net investment income (loss)	(.21)% A	-% H	.45%	(.05)%	(.53)%	(.21)% I
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 255	$ 236	$ 192	$ 475	$ 415
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	.05	(.08)	(.27)	(.12) H
Net realized and unrealized gain (loss)	6.00	6.19	7.35	(23.04)	6.94	2.59
Total from investment operations	5.93	6.13	7.40	(23.12)	6.67	2.47
Distributions from net investment income	-	(.05)	-	-	-	(.01)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.07)	-	-	-	(.01)
Net asset value, end of period	$ 38.51	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57
Total Return B, C, D	18.20%	23.18%	38.70%	(54.73)%	18.75%	7.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.10%	1.03%	1.27%	1.28%	1.14%
Expenses net of fee waivers, if any	1.16% A	1.10%	1.03%	1.27%	1.28%	1.14%
Expenses net of all reductions	1.15% A	1.09%	1.02%	1.26%	1.27%	1.13%
Net investment income (loss)	(.38)% A	(.20)%	.23%	(.24)%	(.70)%	(.36)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,259	$ 1,126	$ 1,051	$ 876	$ 2,234	$ 2,286
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93
Income from Investment Operations
Net investment income (loss) E	(.16)	(.21)	(.06)	(.26)	(.47)	(.31) H
Net realized and unrealized gain (loss)	5.64	5.84	6.94	(21.89)	6.64	2.49
Total from investment operations	5.48	5.63	6.88	(22.15)	6.17	2.18
Net asset value, end of period	$ 36.12	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11
Total Return B, C, D	17.89%	22.51%	37.95%	(54.99)%	18.09%	6.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.66%	1.56%	1.83%	1.87%	1.76%
Expenses net of fee waivers, if any	1.73% A	1.66%	1.56%	1.83%	1.87%	1.76%
Expenses net of all reductions	1.73% A	1.65%	1.55%	1.82%	1.86%	1.75%
Net investment income (loss)	(.96)% A	(.76)%	(.30)%	(.80)%	(1.29)%	(.98)% H
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 18	$ 21	$ 20	$ 63	$ 121
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09
Income from Investment Operations
Net investment income (loss) E	(.16)	(.21)	(.06)	(.26)	(.47)	(.30) H
Net realized and unrealized gain (loss)	5.67	5.86	6.98	(21.99)	6.66	2.49
Total from investment operations	5.51	5.65	6.92	(22.25)	6.19	2.19
Net asset value, end of period	$ 36.30	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28
Total Return B, C, D	17.90%	22.47%	37.98%	(54.98)%	18.06%	6.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.65%	1.56%	1.83%	1.85%	1.74%
Expenses net of fee waivers, if any	1.73% A	1.65%	1.56%	1.83%	1.85%	1.74%
Expenses net of all reductions	1.72% A	1.65%	1.55%	1.83%	1.85%	1.73%
Net investment income (loss)	(.95)% A	(.75)%	(.30)%	(.80)%	(1.28)%	(.97)% H
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 41	$ 37	$ 30	$ 82	$ 78
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23
Income from Investment Operations
Net investment income (loss) D	.03	.10	.17	.12	(.05)	.05 G
Net realized and unrealized gain (loss)	6.14	6.33	7.51	(23.39)	6.99	2.63
Total from investment operations	6.17	6.43	7.68	(23.27)	6.94	2.68
Distributions from net investment income	-	(.19)	-	-	-	(.15)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.21)	-	-	-	(.15)
Net asset value, end of period	$ 39.50	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76
Total Return B, C	18.51%	23.86%	39.53%	(54.50)%	19.41%	8.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.57%	.46%	.70%	.71%	.62%
Expenses net of fee waivers, if any	.63% A	.57%	.46%	.70%	.71%	.62%
Expenses net of all reductions	.62% A	.56%	.46%	.70%	.71%	.61%
Net investment income (loss)	.15% A	.33%	.79%	.33%	(.14)%	.16% G
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 118	$ 26	$ 31	$ 153	$ 117
Portfolio turnover rate F	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 633,533
Gross unrealized depreciation	(55,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 578,394
Tax cost	$ 1,422,724

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,482 and $254,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 349	$ 6
Class T	.25%	.25%	3,053	34
Class B	.75%	.25%	91	69
Class C	.75%	.25%	229	17
			$ 3,722	$ 126

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	18
Class B*	16
Class C*	1
$ 52

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 423.30
Class T	1,394.23
Class B	28.30
Class C	68.30
Institutional Class	174.20
	$ 2,087

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,194. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $256, including $19 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 994
Class T	-	2,094
Institutional Class	-	178
Total	$ -	$ 3,266
From net realized gain
Class A	$ -	$ 179
Class T	-	790
Institutional Class	-	19
Total	$ -	$ 988

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	555	606	$ 19,851	$ 17,428
Reinvestment of distributions	-	42	-	1,110
Shares redeemed	(833)	(1,748)	(29,825)	(50,007)
Net increase (decrease)	(278)	(1,100)	$ (9,974)	$ (31,469)
Class T
Shares sold	1,692	3,330	$ 61,288	$ 96,636
Reinvestment of distributions	-	102	-	2,747
Shares redeemed	(3,578)	(8,506)	(129,626)	(245,040)
Net increase (decrease)	(1,886)	(5,074)	$ (68,338)	$ (145,657)
Class B
Shares sold	9	57	$ 283	$ 1,557
Shares redeemed	(119)	(291)	(4,048)	(7,963)
Net increase (decrease)	(110)	(234)	$ (3,765)	$ (6,406)
Class C
Shares sold	134	144	$ 4,580	$ 4,089
Shares redeemed	(123)	(287)	(4,200)	(7,863)
Net increase (decrease)	11	(143)	$ 380	$ (3,774)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	2,817	3,071	$ 104,770	$ 89,281
Reinvestment of distributions	-	7	-	183
Shares redeemed	(280)	(508)	(10,358)	(14,728)
Net increase (decrease)	2,537	2,570	$ 94,412	$ 74,736

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GO-USAN-0711
1.786793.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.98%
Actual		$ 1,000.00	$ 1,183.30	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.04	$ 4.94
Class T	1.16%
Actual		$ 1,000.00	$ 1,182.00	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.73%
Actual		$ 1,000.00	$ 1,178.90	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Class C	1.73%
Actual		$ 1,000.00	$ 1,179.00	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class	.63%
Actual		$ 1,000.00	$ 1,185.10	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.9
salesforce.com, Inc.	3.0	3.6
Exxon Mobil Corp.	3.0	2.7
Google, Inc. Class A	2.6	3.1
Regeneron Pharmaceuticals, Inc.	2.2	0.9
Pharmasset, Inc.	2.2	0.7
Cypress Semiconductor Corp.	2.1	1.6
lululemon athletica, Inc.	1.9	1.5
Seattle Genetics, Inc.	1.9	1.4
Schlumberger Ltd.	1.8	1.8
	26.2
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.3	42.1
Health Care	18.9	15.3
Consumer Discretionary	15.2	16.4
Energy	8.7	7.7
Industrials	6.9	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.5%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	5.9%	** Foreign investments	4.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.8%
Johnson Controls, Inc.	122,000	$ 4,831
Tenneco, Inc. (a)	230,900	9,640
		14,471
Automobiles - 0.2%
Ford Motor Co. (a)	231,700	3,457
Diversified Consumer Services - 0.8%
Coinstar, Inc. (a)(d)	145,128	7,711
Weight Watchers International, Inc.	84,400	6,772
		14,483
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	137,400	3,126
BJ's Restaurants, Inc. (a)	416,800	21,353
Buffalo Wild Wings, Inc. (a)	44,600	2,794
Chipotle Mexican Grill, Inc. (a)	18,100	5,232
Hyatt Hotels Corp. Class A (a)	225,100	10,035
Las Vegas Sands Corp. unit	13,100	9,180
McDonald's Corp.	184,500	15,044
Starbucks Corp.	218,600	8,042
Starwood Hotels & Resorts Worldwide, Inc.	104,900	6,397
Texas Roadhouse, Inc. Class A	98,100	1,690
The Cheesecake Factory, Inc. (a)	120,600	3,831
		86,724
Household Durables - 1.1%
Lennar Corp. Class A	464,400	8,814
SodaStream International Ltd.	22,000	1,278
Tempur-Pedic International, Inc. (a)	84,800	5,515
Tupperware Brands Corp.	83,500	5,466
		21,073
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	122,600	24,114
Media - 0.8%
Comcast Corp. Class A	66,500	1,678
DIRECTV (a)	173,300	8,710
DreamWorks Animation SKG, Inc. Class A (a)	40,200	961
The Walt Disney Co.	106,900	4,450
		15,799
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
DSW, Inc. Class A (a)	155,300	$ 7,788
Target Corp.	108,800	5,389
		13,177
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	30,600	2,319
Bed Bath & Beyond, Inc. (a)	54,000	2,910
Best Buy Co., Inc.	74,700	2,372
Home Depot, Inc.	153,500	5,569
Jos. A. Bank Clothiers, Inc. (a)	45,200	2,581
Lumber Liquidators Holdings, Inc. (a)(d)	191,800	5,173
Staples, Inc.	192,000	3,229
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,200	4,937
		29,090
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	149,000	9,485
Fossil, Inc. (a)	44,000	4,657
lululemon athletica, Inc. (a)(d)	380,658	34,564
NIKE, Inc. Class B	34,200	2,888
Steven Madden Ltd. (a)	55,600	3,099
Vera Bradley, Inc.	98,500	4,869
		59,562
TOTAL CONSUMER DISCRETIONARY		281,950
CONSUMER STAPLES - 6.5%
Beverages - 1.2%
PepsiCo, Inc.	87,000	6,187
The Coca-Cola Co.	253,400	16,930
		23,117
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	69,100	5,699
Droga Raia SA	9,000	160
Fresh Market, Inc.	111,233	4,476
Wal-Mart Stores, Inc.	184,080	10,165
Walgreen Co.	112,800	4,921
Whole Foods Market, Inc.	84,600	5,174
		30,595
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	110,300	9,085
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.3%
Church & Dwight Co., Inc.	33,200	$ 2,792
Procter & Gamble Co.	35,600	2,385
		5,177
Personal Products - 1.3%
Avon Products, Inc.	91,142	2,708
Herbalife Ltd.	393,400	22,141
		24,849
Tobacco - 1.5%
Altria Group, Inc.	66,100	1,855
Philip Morris International, Inc.	370,890	26,611
		28,466
TOTAL CONSUMER STAPLES		121,289
ENERGY - 8.7%
Energy Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	73,340	3,273
Halliburton Co.	199,300	9,995
National Oilwell Varco, Inc.	85,088	6,176
Schlumberger Ltd.	378,100	32,411
Transocean Ltd. (United States)	26,186	1,815
		53,670
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp.	58,600	1,638
Chesapeake Energy Corp.	339,064	10,626
Chevron Corp.	33,200	3,483
Concho Resources, Inc. (a)	34,500	3,264
EOG Resources, Inc.	17,500	1,910
EXCO Resources, Inc.	118,800	2,393
Exxon Mobil Corp.	654,600	54,639
Hess Corp.	104,200	8,235
Noble Energy, Inc.	20,100	1,873
Petrohawk Energy Corp. (a)	278,600	7,375
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	50,200	1,569
Solazyme, Inc.	22,500	507
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	120,093	$ 5,256
Valero Energy Corp.	146,700	4,034
		106,802
TOTAL ENERGY		160,472
FINANCIALS - 2.9%
Capital Markets - 0.5%
Charles Schwab Corp.	204,000	3,674
Goldman Sachs Group, Inc.	9,191	1,293
LPL Investment Holdings, Inc.	26,100	938
Morgan Stanley	44,400	1,073
T. Rowe Price Group, Inc.	25,600	1,620
		8,598
Commercial Banks - 0.3%
Signature Bank, New York (a)	45,400	2,584
Wells Fargo & Co.	89,600	2,542
		5,126
Consumer Finance - 1.1%
Discover Financial Services	882,433	21,037
Diversified Financial Services - 0.8%
BM&F Bovespa SA	610,758	4,384
Citigroup, Inc.	54,110	2,227
CME Group, Inc.	4,400	1,257
JPMorgan Chase & Co.	146,800	6,348
		14,216
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	2,547
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	2,625
TOTAL FINANCIALS		54,149
HEALTH CARE - 18.9%
Biotechnology - 15.1%
Alexion Pharmaceuticals, Inc. (a)	177,000	8,393
Alkermes, Inc. (a)	336,572	6,166
Alnylam Pharmaceuticals, Inc. (a)(d)	363,200	3,803
Amarin Corp. PLC ADR (a)	110,100	2,100
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	280,000	$ 3,889
Celgene Corp. (a)	66,335	4,040
Cepheid, Inc. (a)	669,753	21,512
Exelixis, Inc. (a)	625,500	7,275
Human Genome Sciences, Inc. (a)	764,358	20,920
ImmunoGen, Inc. (a)(d)	1,054,507	12,823
Immunomedics, Inc. (a)(d)	1,662,287	7,347
InterMune, Inc. (a)	374,500	13,931
Isis Pharmaceuticals, Inc. (a)(d)	1,522,500	14,053
Lexicon Pharmaceuticals, Inc. (a)	3,573,356	5,825
Metabolix, Inc. (a)(d)	673,995	5,958
Micromet, Inc. (a)(d)	392,514	2,430
Momenta Pharmaceuticals, Inc. (a)	96,000	1,921
NPS Pharmaceuticals, Inc. (a)	71,700	686
Pharmasset, Inc. (a)	397,320	40,606
Regeneron Pharmaceuticals, Inc. (a)	681,600	40,910
Rigel Pharmaceuticals, Inc. (a)	782,300	6,493
Seattle Genetics, Inc. (a)(d)	1,779,537	34,470
Transition Therapeutics, Inc. (a)	537,433	1,686
Vertex Pharmaceuticals, Inc. (a)	246,490	13,308
		280,545
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	45,000	2,678
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	128,300	7,642
McKesson Corp.	44,900	3,844
Medco Health Solutions, Inc. (a)	78,200	4,681
UnitedHealth Group, Inc.	42,600	2,085
		18,252
Health Care Technology - 0.1%
Cerner Corp. (a)	17,800	2,138
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	92,900	6,696
Pharmaceuticals - 2.1%
Abbott Laboratories	173,300	9,055
Allergan, Inc.	84,800	7,016
Elan Corp. PLC sponsored ADR (a)	977,100	9,351
Endocyte, Inc.	167,700	1,996
Hospira, Inc. (a)	31,100	1,720
Johnson & Johnson	36,100	2,429
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)	353,808	$ 6,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,600	2,117
		39,695
TOTAL HEALTH CARE		350,004
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	137,100	8,164
ITT Corp.	48,200	2,777
The Boeing Co.	215,400	16,808
		27,749
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	205,100	15,073
Airlines - 0.1%
JetBlue Airways Corp. (a)	426,300	2,588
Construction & Engineering - 0.4%
Fluor Corp.	25,400	1,751
Orascom Construction Industries SAE GDR	87,100	3,886
Quanta Services, Inc. (a)	81,559	1,611
		7,248
Electrical Equipment - 0.3%
Emerson Electric Co.	41,800	2,280
Roper Industries, Inc.	31,300	2,613
		4,893
Industrial Conglomerates - 1.1%
3M Co.	113,900	10,750
General Electric Co.	509,500	10,007
		20,757
Machinery - 1.9%
Caterpillar, Inc.	148,500	15,711
Cummins, Inc.	31,800	3,347
Danaher Corp.	232,300	12,667
Deere & Co.	49,600	4,270
		35,995
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Union Pacific Corp.	134,000	$ 14,066
TOTAL INDUSTRIALS		128,369
INFORMATION TECHNOLOGY - 38.3%
Communications Equipment - 4.4%
Acme Packet, Inc. (a)	71,600	5,419
Cisco Systems, Inc.	335,800	5,641
F5 Networks, Inc. (a)	39,300	4,464
Infinera Corp. (a)(d)	1,043,581	7,409
Juniper Networks, Inc. (a)	128,400	4,701
QUALCOMM, Inc.	423,095	24,789
Research In Motion Ltd. (a)	26,700	1,144
Riverbed Technology, Inc. (a)	732,100	27,761
		81,328
Computers & Peripherals - 6.3%
Apple, Inc. (a)	291,958	101,557
Hewlett-Packard Co.	199,600	7,461
NetApp, Inc. (a)	111,400	6,101
Silicon Graphics International Corp. (a)	112,121	2,029
		117,148
Electronic Equipment & Components - 1.5%
Corning, Inc.	197,600	3,982
Universal Display Corp. (a)(d)	486,600	23,221
		27,203
Internet Software & Services - 5.2%
AOL, Inc. (a)	57,063	1,174
Baidu.com, Inc. sponsored ADR (a)	84,100	11,413
Cornerstone Ondemand, Inc.	174,900	3,377
eBay, Inc. (a)	162,500	5,065
Facebook, Inc. Class B (f)	78,341	1,959
Google, Inc. Class A (a)	91,215	48,255
LogMeIn, Inc. (a)(d)	237,600	10,340
Mail.ru Group Ltd. GDR (a)(e)	2,800	96
OpenTable, Inc. (a)(d)	104,500	9,230
Rackspace Hosting, Inc. (a)	135,100	5,944
		96,853
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	193,816	14,738
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	115,000	$ 19,427
MasterCard, Inc. Class A	22,000	6,315
ServiceSource International, Inc.	39,200	762
VeriFone Systems, Inc. (a)	233,700	11,248
Visa, Inc. Class A	228,500	18,522
		71,012
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	211,600	1,837
Analog Devices, Inc.	46,200	1,902
Applied Materials, Inc.	174,600	2,406
Atmel Corp. (a)	121,500	1,825
Broadcom Corp. Class A	131,800	4,742
Cree, Inc. (a)(d)	30,200	1,325
Cypress Semiconductor Corp.	1,681,568	39,382
First Solar, Inc. (a)(d)	18,500	2,299
Intel Corp.	406,780	9,157
International Rectifier Corp. (a)	160,500	4,619
NVIDIA Corp. (a)	1,303,400	26,120
NXP Semiconductors NV	54,600	1,558
Rambus, Inc. (a)	1,235,800	18,006
Silicon Image, Inc. (a)	269,600	2,044
Silicon Laboratories, Inc. (a)	680,600	29,252
Xilinx, Inc.	52,400	1,870
		148,344
Software - 9.1%
Citrix Systems, Inc. (a)	73,500	6,440
Microsoft Corp.	623,900	15,604
Oracle Corp.	428,900	14,677
QLIK Technologies, Inc.	166,074	5,529
RealPage, Inc.	97,525	2,872
Red Hat, Inc. (a)	715,300	31,187
salesforce.com, Inc. (a)	363,000	55,270
Solera Holdings, Inc.	75,500	4,461
SuccessFactors, Inc. (a)	594,500	20,849
TiVo, Inc. (a)	852,200	8,812
VMware, Inc. Class A (a)	31,000	3,017
		168,718
TOTAL INFORMATION TECHNOLOGY		710,606
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	6,000	$ 923
Dow Chemical Co.	120,300	4,346
Monsanto Co.	48,400	3,438
The Mosaic Co.	32,000	2,267
		10,974
Metals & Mining - 1.4%
Barrick Gold Corp. (d)	111,800	5,353
Freeport-McMoRan Copper & Gold, Inc.	223,000	11,516
Molycorp, Inc. (d)	80,200	5,328
Mongolian Mining Corp.	1,124,000	1,315
Nucor Corp.	74,100	3,137
		26,649
TOTAL MATERIALS		37,623
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	393,600	1,877
TOTAL COMMON STOCKS (Cost $1,264,291)		1,846,339
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.14% (b)	10,131,590	10,132
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	144,646,797	144,647
TOTAL MONEY MARKET FUNDS (Cost $154,779)		154,779
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,419,070)		2,001,118
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(146,219)
NET ASSETS - 100%		$ 1,854,899
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,959,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	256
Total	$ 265
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 281,950	$ 272,770	$ 9,180	$ -
Consumer Staples	121,289	121,289	-	-
Energy	160,472	160,472	-	-
Financials	54,149	54,149	-	-
Health Care	350,004	350,004	-	-
Industrials	128,369	128,369	-	-
Information Technology	710,606	708,647	-	1,959
Materials	37,623	37,623	-	-
Telecommunication Services	1,877	1,877	-	-
Money Market Funds	154,779	154,779	-	-
Total Investments in Securities:	$ 2,001,118	$ 1,989,979	$ 9,180	$ 1,959
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,959
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,959
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $759,538,000 of which $282,720,000 and $476,818,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,317) - See accompanying schedule: Unaffiliated issuers (cost $1,264,291)	$ 1,846,339
Fidelity Central Funds (cost $154,779)	154,779
Total Investments (cost $1,419,070)		$ 2,001,118
Receivable for investments sold		8,887
Receivable for fund shares sold		1,477
Dividends receivable		1,889
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		1
Other receivables		156
Total assets		2,013,570

Liabilities
Payable for investments purchased	$ 9,864
Payable for fund shares redeemed	2,342
Accrued management fee	597
Distribution and service plan fees payable	633
Other affiliated payables	403
Other payables and accrued expenses	185
Collateral on securities loaned, at value	144,647
Total liabilities		158,671

Net Assets		$ 1,854,899
Net Assets consist of:
Paid in capital		$ 1,950,503
Accumulated net investment loss		(2,947)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(674,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		582,049
Net Assets		$ 1,854,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($290,703 ÷ 7,606.0 shares)	$ 38.22

Maximum offering price per share (100/94.25 of $38.22)	$ 40.55
Class T: Net Asset Value and redemption price per share ($1,258,854 ÷ 32,688.2 shares)	$ 38.51

Maximum offering price per share (100/96.50 of $38.51)	$ 39.91
Class B: Net Asset Value and offering price per share ($17,326 ÷ 479.7 shares)A	$ 36.12

Class C: Net Asset Value and offering price per share ($48,382 ÷ 1,333.0 shares)A	$ 36.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($239,634 ÷ 6,067.0 shares)	$ 39.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,443
Income from Fidelity Central Funds		265
Total income		6,708

Expenses
Management fee Basic fee	$ 4,843
Performance adjustment	(1,539)
Transfer agent fees	2,087
Distribution and service plan fees	3,722
Accounting and security lending fees	285
Custodian fees and expenses	20
Independent trustees' compensation	5
Registration fees	56
Audit	33
Legal	4
Miscellaneous	10
Total expenses before reductions	9,526
Expense reductions	(17)	9,509
Net investment income (loss)		(2,801)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,574
Foreign currency transactions	(4)
Total net realized gain (loss)		88,570
Change in net unrealized appreciation (depreciation) on: Investment securities	198,859
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		198,860
Net gain (loss)		287,430
Net increase (decrease) in net assets resulting from operations		$ 284,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,801)	$ (2,335)
Net realized gain (loss)	88,570	108,627
Change in net unrealized appreciation (depreciation)	198,860	196,859
Net increase (decrease) in net assets resulting from operations	284,629	303,151
Distributions to shareholders from net investment income	-	(3,266)
Distributions to shareholders from net realized gain	-	(988)
Total distributions	-	(4,254)
Share transactions - net increase (decrease)	12,715	(112,570)
Total increase (decrease) in net assets	297,344	186,327

Net Assets
Beginning of period	1,557,555	1,371,228
End of period (including accumulated net investment loss of $2,947 and accumulated net investment loss of $146, respectively)	$ 1,854,899	$ 1,557,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68
Income from Investment Operations
Net investment income (loss) E	(.04)	- K	.10	(.02)	(.20)	(.07) I
Net realized and unrealized gain (loss)	5.96	6.13	7.28	(22.78)	6.85	2.55
Total from investment operations	5.92	6.13	7.38	(22.80)	6.65	2.48
Distributions from net investment income	-	(.11)	-	-	-	(.09)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.13)	-	-	-	(.09)
Net asset value, end of period	$ 38.22	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07
Total Return B, C, D	18.33%	23.42%	39.01%	(54.65)%	18.96%	7.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	.90%	.80%	1.08%	1.11%	.98%
Expenses net of fee waivers, if any	.98% A	.90%	.80%	1.08%	1.11%	.98%
Expenses net of all reductions	.98% A	.90%	.80%	1.08%	1.10%	.97%
Net investment income (loss)	(.21)% A	-% H	.45%	(.05)%	(.53)%	(.21)% I
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 255	$ 236	$ 192	$ 475	$ 415
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	.05	(.08)	(.27)	(.12) H
Net realized and unrealized gain (loss)	6.00	6.19	7.35	(23.04)	6.94	2.59
Total from investment operations	5.93	6.13	7.40	(23.12)	6.67	2.47
Distributions from net investment income	-	(.05)	-	-	-	(.01)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.07)	-	-	-	(.01)
Net asset value, end of period	$ 38.51	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57
Total Return B, C, D	18.20%	23.18%	38.70%	(54.73)%	18.75%	7.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.10%	1.03%	1.27%	1.28%	1.14%
Expenses net of fee waivers, if any	1.16% A	1.10%	1.03%	1.27%	1.28%	1.14%
Expenses net of all reductions	1.15% A	1.09%	1.02%	1.26%	1.27%	1.13%
Net investment income (loss)	(.38)% A	(.20)%	.23%	(.24)%	(.70)%	(.36)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,259	$ 1,126	$ 1,051	$ 876	$ 2,234	$ 2,286
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93
Income from Investment Operations
Net investment income (loss) E	(.16)	(.21)	(.06)	(.26)	(.47)	(.31) H
Net realized and unrealized gain (loss)	5.64	5.84	6.94	(21.89)	6.64	2.49
Total from investment operations	5.48	5.63	6.88	(22.15)	6.17	2.18
Net asset value, end of period	$ 36.12	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11
Total Return B, C, D	17.89%	22.51%	37.95%	(54.99)%	18.09%	6.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.66%	1.56%	1.83%	1.87%	1.76%
Expenses net of fee waivers, if any	1.73% A	1.66%	1.56%	1.83%	1.87%	1.76%
Expenses net of all reductions	1.73% A	1.65%	1.55%	1.82%	1.86%	1.75%
Net investment income (loss)	(.96)% A	(.76)%	(.30)%	(.80)%	(1.29)%	(.98)% H
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 18	$ 21	$ 20	$ 63	$ 121
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09
Income from Investment Operations
Net investment income (loss) E	(.16)	(.21)	(.06)	(.26)	(.47)	(.30) H
Net realized and unrealized gain (loss)	5.67	5.86	6.98	(21.99)	6.66	2.49
Total from investment operations	5.51	5.65	6.92	(22.25)	6.19	2.19
Net asset value, end of period	$ 36.30	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28
Total Return B, C, D	17.90%	22.47%	37.98%	(54.98)%	18.06%	6.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.65%	1.56%	1.83%	1.85%	1.74%
Expenses net of fee waivers, if any	1.73% A	1.65%	1.56%	1.83%	1.85%	1.74%
Expenses net of all reductions	1.72% A	1.65%	1.55%	1.83%	1.85%	1.73%
Net investment income (loss)	(.95)% A	(.75)%	(.30)%	(.80)%	(1.28)%	(.97)% H
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 41	$ 37	$ 30	$ 82	$ 78
Portfolio turnover rate G	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23
Income from Investment Operations
Net investment income (loss) D	.03	.10	.17	.12	(.05)	.05 G
Net realized and unrealized gain (loss)	6.14	6.33	7.51	(23.39)	6.99	2.63
Total from investment operations	6.17	6.43	7.68	(23.27)	6.94	2.68
Distributions from net investment income	-	(.19)	-	-	-	(.15)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.21)	-	-	-	(.15)
Net asset value, end of period	$ 39.50	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76
Total Return B, C	18.51%	23.86%	39.53%	(54.50)%	19.41%	8.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.57%	.46%	.70%	.71%	.62%
Expenses net of fee waivers, if any	.63% A	.57%	.46%	.70%	.71%	.62%
Expenses net of all reductions	.62% A	.56%	.46%	.70%	.71%	.61%
Net investment income (loss)	.15% A	.33%	.79%	.33%	(.14)%	.16% G
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 118	$ 26	$ 31	$ 153	$ 117
Portfolio turnover rate F	30% A	35%	114%	126%	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 633,533
Gross unrealized depreciation	(55,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 578,394
Tax cost	$ 1,422,724

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,482 and $254,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 349	$ 6
Class T	.25%	.25%	3,053	34
Class B	.75%	.25%	91	69
Class C	.75%	.25%	229	17
			$ 3,722	$ 126

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	18
Class B*	16
Class C*	1
$ 52

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 423.30
Class T	1,394.23
Class B	28.30
Class C	68.30
Institutional Class	174.20
	$ 2,087

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,194. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $256, including $19 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 994
Class T	-	2,094
Institutional Class	-	178
Total	$ -	$ 3,266
From net realized gain
Class A	$ -	$ 179
Class T	-	790
Institutional Class	-	19
Total	$ -	$ 988

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	555	606	$ 19,851	$ 17,428
Reinvestment of distributions	-	42	-	1,110
Shares redeemed	(833)	(1,748)	(29,825)	(50,007)
Net increase (decrease)	(278)	(1,100)	$ (9,974)	$ (31,469)
Class T
Shares sold	1,692	3,330	$ 61,288	$ 96,636
Reinvestment of distributions	-	102	-	2,747
Shares redeemed	(3,578)	(8,506)	(129,626)	(245,040)
Net increase (decrease)	(1,886)	(5,074)	$ (68,338)	$ (145,657)
Class B
Shares sold	9	57	$ 283	$ 1,557
Shares redeemed	(119)	(291)	(4,048)	(7,963)
Net increase (decrease)	(110)	(234)	$ (3,765)	$ (6,406)
Class C
Shares sold	134	144	$ 4,580	$ 4,089
Shares redeemed	(123)	(287)	(4,200)	(7,863)
Net increase (decrease)	11	(143)	$ 380	$ (3,774)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	2,817	3,071	$ 104,770	$ 89,281
Reinvestment of distributions	-	7	-	183
Shares redeemed	(280)	(508)	(10,358)	(14,728)
Net increase (decrease)	2,537	2,570	$ 94,412	$ 74,736

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GOI-USAN-0711
1.786794.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,171.00	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,168.80	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.01%
Actual		$ 1,000.00	$ 1,166.00	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.91	$ 10.10
Class C	2.00%
Actual		$ 1,000.00	$ 1,166.10	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,171.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.8	5.3
JPMorgan Chase & Co.	4.5	4.6
Exxon Mobil Corp.	3.9	4.7
Chevron Corp.	3.1	2.9
Apple, Inc.	2.9	3.1
PepsiCo, Inc.	2.2	1.2
Ingersoll-Rand Co. Ltd.	2.1	2.1
Alere, Inc.	1.9	2.1
Pfizer, Inc.	1.8	2.2
Procter & Gamble Co.	1.7	0.4
	28.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	22.5
Financials	19.8	20.5
Health Care	13.0	13.0
Consumer Discretionary	12.9	12.8
Industrials	11.6	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	16.1%	** Foreign investments	11.9%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	8,000	$ 241,120
Distributors - 0.3%
Li & Fung Ltd.	912,000	2,026,354
Pool Corp.	62,697	1,895,957
		3,922,311
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	16,100	1,291,864
Hotels, Restaurants & Leisure - 2.0%
Denny's Corp. (a)	1,158,293	4,737,418
McCormick & Schmick's Seafood Restaurants (a)	43,214	395,408
McDonald's Corp.	175,382	14,300,648
Yum! Brands, Inc.	111,300	6,157,116
		25,590,590
Household Durables - 1.4%
D.R. Horton, Inc.	232,292	2,829,317
KB Home (d)	393,075	4,826,961
Lennar Corp. Class A	250,623	4,756,825
Standard Pacific Corp. (a)	396,811	1,575,340
Toll Brothers, Inc. (a)	159,590	3,471,083
		17,459,526
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	13,074	598,005
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	682,057	16,062,442
Kabel Deutschland Holding AG (a)	9,600	654,942
News Corp. Class A	143,189	2,626,086
Time Warner, Inc.	415,059	15,120,599
Viacom, Inc. Class B (non-vtg.)	79,773	4,021,357
		38,485,426
Multiline Retail - 1.4%
Target Corp.	354,626	17,564,626
Specialty Retail - 3.0%
Carphone Warehouse Group PLC (a)	276,312	1,773,762
Esprit Holdings Ltd.	79,500	298,999
Home Depot, Inc.	199,215	7,227,520
Lowe's Companies, Inc.	472,444	11,404,798
Lumber Liquidators Holdings, Inc. (a)	141,800	3,824,346
OfficeMax, Inc. (a)	209,754	1,753,543
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)	169,970	$ 2,777,310
Staples, Inc.	549,809	9,247,787
		38,308,065
TOTAL CONSUMER DISCRETIONARY		143,461,533
CONSUMER STAPLES - 10.4%
Beverages - 3.3%
Diageo PLC sponsored ADR	55,400	4,713,986
Dr Pepper Snapple Group, Inc.	147,355	6,071,026
PepsiCo, Inc.	394,244	28,038,633
The Coca-Cola Co.	51,266	3,425,081
		42,248,726
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	156,299	6,047,208
Sysco Corp.	78,100	2,515,601
Walgreen Co.	213,616	9,320,066
		17,882,875
Food Products - 0.8%
Danone	134,911	9,889,214
Household Products - 3.7%
Colgate-Palmolive Co.	110,435	9,666,376
Energizer Holdings, Inc. (a)	27,240	2,098,842
Kimberly-Clark Corp.	117,334	8,013,912
Procter & Gamble Co.	333,045	22,314,015
Reckitt Benckiser Group PLC	94,509	5,343,249
		47,436,394
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	59,461	2,324,330
Prestige Brands Holdings, Inc. (a)	71,414	921,955
		3,246,285
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	50,000	4,517,500
Lorillard, Inc.	60,204	6,940,317
		11,457,817
TOTAL CONSUMER STAPLES		132,161,311
Common Stocks - continued
	Shares	Value
ENERGY - 10.4%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	26,300	$ 1,253,458
Dresser-Rand Group, Inc. (a)	33,123	1,741,607
Exterran Holdings, Inc. (a)	171,843	3,703,217
Weatherford International Ltd. (a)	428,260	8,466,700
		15,164,982
Oil, Gas & Consumable Fuels - 9.2%
Amyris, Inc.	161,322	4,760,612
Chevron Corp.	377,520	39,605,623
Daylight Energy Ltd.	315,100	3,242,218
Exxon Mobil Corp.	592,108	49,423,255
Occidental Petroleum Corp.	46,804	5,047,811
Petrobank Energy & Resources Ltd. (a)	14,200	251,627
Petrohawk Energy Corp. (a)	100,101	2,649,673
QEP Resources, Inc.	70,392	3,062,052
Suncor Energy, Inc.	195,300	8,153,037
		116,195,908
TOTAL ENERGY		131,360,890
FINANCIALS - 19.8%
Capital Markets - 1.1%
Ashmore Group PLC	1,150,931	7,182,892
Bank of New York Mellon Corp.	100,699	2,830,649
Goldman Sachs Group, Inc.	7,300	1,027,329
Northern Trust Corp.	68,038	3,319,574
		14,360,444
Commercial Banks - 8.8%
BB&T Corp.	540,441	14,883,745
CIT Group, Inc. (a)	26,033	1,154,043
Regions Financial Corp.	761,566	5,376,656
Standard Chartered PLC (United Kingdom)	181,941	4,872,341
SunTrust Banks, Inc.	171,565	4,826,123
Susquehanna Bancshares, Inc.	108,331	944,646
U.S. Bancorp, Delaware	610,759	15,635,430
Wells Fargo & Co.	2,136,852	60,622,496
Zions Bancorporation	125,888	2,999,911
		111,315,391
Diversified Financial Services - 7.9%
Bank of America Corp.	1,465,419	17,218,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	349,774	$ 14,393,200
JPMorgan Chase & Co.	1,318,057	56,992,785
KKR Financial Holdings LLC	1,104,050	11,073,622
		99,678,280
Insurance - 1.1%
Everest Re Group Ltd.	17,500	1,556,975
Fidelity National Financial, Inc. Class A	35,200	562,496
Genworth Financial, Inc. Class A (a)	562,021	6,244,053
Lincoln National Corp.	124,548	3,655,484
MetLife, Inc.	39,400	1,737,540
		13,756,548
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	151,076	3,254,177
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	65,000	1,412,450
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	205,400	1,655,524
Radian Group, Inc.	1,035,322	5,155,904
The PMI Group, Inc. (a)	312,787	453,541
		7,264,969
TOTAL FINANCIALS		251,042,259
HEALTH CARE - 13.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	292,102	17,683,855
Gilead Sciences, Inc. (a)	70,396	2,938,329
SIGA Technologies, Inc. (a)(d)	266,910	3,720,725
Vertex Pharmaceuticals, Inc. (a)	26,287	1,419,235
		25,762,144
Health Care Equipment & Supplies - 1.9%
Alere, Inc. (a)(d)	584,776	23,391,040
SonoSite, Inc. (a)	7,000	249,970
		23,641,010
Health Care Providers & Services - 1.5%
McKesson Corp.	114,601	9,810,992
Medco Health Solutions, Inc. (a)	156,907	9,392,453
		19,203,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	115,742	$ 2,327,572
SXC Health Solutions Corp. (a)	31,700	1,874,290
		4,201,862
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	19,765	1,906,627
Lonza Group AG	33,702	2,912,226
Pacific Biosciences of California, Inc. (d)	41,900	501,543
QIAGEN NV (a)(d)	238,155	4,698,798
		10,019,194
Pharmaceuticals - 6.5%
Abbott Laboratories	176,325	9,212,981
Cardiome Pharma Corp. (a)	336,200	1,766,095
GlaxoSmithKline PLC sponsored ADR	177,000	7,692,420
Johnson & Johnson	260,160	17,506,166
Merck & Co., Inc.	560,480	20,597,640
Pfizer, Inc.	1,045,257	22,420,763
Roche Holding AG (participation certificate)	18,207	3,202,075
		82,398,140
TOTAL HEALTH CARE		165,225,795
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.9%
Goodrich Corp.	25,900	2,260,811
Honeywell International, Inc.	258,122	15,371,165
Rockwell Collins, Inc.	83,800	5,122,694
The Boeing Co.	88,970	6,942,329
United Technologies Corp.	79,565	6,983,420
		36,680,419
Building Products - 1.5%
Lennox International, Inc.	111,835	5,212,629
Owens Corning (a)	249,425	9,528,035
Quanex Building Products Corp.	190,383	3,777,199
		18,517,863
Commercial Services & Supplies - 0.4%
Cintas Corp.	39,400	1,294,290
Covanta Holding Corp.	103,033	1,748,470
The Geo Group, Inc. (a)	70,110	1,724,005
		4,766,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	70,400	$ 1,390,400
Electrical Equipment - 1.4%
Alstom SA	35,862	2,219,602
Emerson Electric Co.	27,012	1,473,505
GrafTech International Ltd. (a)	26,000	549,640
Polypore International, Inc. (a)	36,200	2,372,910
Prysmian SpA	106,000	2,240,257
Regal-Beloit Corp.	44,400	3,063,600
Roper Industries, Inc.	60,835	5,077,897
		16,997,411
Industrial Conglomerates - 1.2%
General Electric Co.	347,097	6,816,985
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	312,899	8,717,366
		15,534,351
Machinery - 2.8%
Charter International PLC	482,720	6,193,592
Danaher Corp.	44,050	2,402,047
Ingersoll-Rand Co. Ltd.	528,326	26,363,467
WABCO Holdings, Inc. (a)	7,271	498,427
		35,457,533
Marine - 0.1%
Kuehne & Nagel International AG	8,435	1,324,243
Professional Services - 1.0%
Acacia Research Corp. - Acacia Technologies (a)	29,699	1,151,133
Bureau Veritas SA	84,210	7,065,639
IHS, Inc. Class A (a)	19,802	1,737,031
Michael Page International PLC	271,078	2,381,158
Nielsen Holdings B.V. (a)	16,000	503,840
		12,838,801
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	2,285,700
Class A	26,800	763,800
		3,049,500
TOTAL INDUSTRIALS		146,557,286
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.1%
Alcatel-Lucent SA sponsored ADR (a)	248,292	$ 1,407,816
Cisco Systems, Inc.	1,083,080	18,195,744
Juniper Networks, Inc. (a)	144,660	5,296,003
Polycom, Inc. (a)	19,200	1,102,272
QUALCOMM, Inc.	229,965	13,473,649
		39,475,484
Computers & Peripherals - 4.6%
Apple, Inc. (a)	105,530	36,706,500
EMC Corp. (a)	378,483	10,775,411
Hewlett-Packard Co.	273,939	10,239,840
		57,721,751
Electronic Equipment & Components - 1.2%
Corning, Inc.	509,130	10,258,970
Fabrinet (a)	124,800	2,956,512
Itron, Inc. (a)	49,090	2,515,863
		15,731,345
Internet Software & Services - 2.2%
Blinkx PLC (a)	671,700	1,549,640
eBay, Inc. (a)	183,755	5,727,643
Google, Inc. Class A (a)	33,876	17,921,082
SciQuest, Inc.	188,655	3,109,034
		28,307,399
IT Services - 4.6%
Accenture PLC Class A	23,829	1,367,546
Fidelity National Information Services, Inc.	105,250	3,386,945
International Business Machines Corp.	70,231	11,864,123
MasterCard, Inc. Class A	63,300	18,170,265
Paychex, Inc.	290,241	9,374,784
Visa, Inc. Class A	172,013	13,943,374
		58,107,037
Semiconductors & Semiconductor Equipment - 1.7%
Ceva, Inc. (a)	136,566	4,688,311
KLA-Tencor Corp.	39,006	1,681,159
Lam Research Corp. (a)	13,400	629,733
Siliconware Precision Industries Co. Ltd. sponsored ADR	415,598	2,767,883
Taiwan Semiconductor Manufacturing Co. Ltd.	991,679	2,655,424
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	375,693	5,131,966
Texas Instruments, Inc.	127,028	4,484,088
		22,038,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.8%
Autonomy Corp. PLC (a)	511,581	$ 15,122,207
Microsoft Corp.	500,961	12,529,035
Nuance Communications, Inc. (a)	163,223	3,584,377
Red Hat, Inc. (a)	35,131	1,531,712
Solera Holdings, Inc.	25,500	1,506,795
SuccessFactors, Inc. (a)	13,300	466,431
		34,740,557
TOTAL INFORMATION TECHNOLOGY		256,122,137
MATERIALS - 0.3%
Chemicals - 0.3%
Ecolab, Inc.	33,694	1,849,127
PPG Industries, Inc.	18,200	1,614,340
		3,463,467
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	43,259	635,126
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	28,951	1,606,201
TOTAL TELECOMMUNICATION SERVICES		2,241,327
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	24,200	924,440
FirstEnergy Corp.	8,173	364,679
PPL Corp.	113,395	3,196,605
		4,485,724
Gas Utilities - 0.2%
National Fuel Gas Co.	37,322	2,688,677
Multi-Utilities - 0.2%
National Grid PLC	243,400	2,512,852
TOTAL UTILITIES		9,687,253
TOTAL COMMON STOCKS (Cost $1,138,257,045)		1,241,323,258
Preferred Stocks - 1.7%
	Shares	Value
Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	12,600	$ 689,850
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE (Germany)	181,060	12,586,926
Volkswagen AG	45,381	8,056,742
		20,643,668
TOTAL PREFERRED STOCKS (Cost $16,828,823)		21,333,518
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.14% (b)	1,126,656	1,126,656
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	21,220,588	21,220,588
TOTAL MONEY MARKET FUNDS (Cost $22,347,244)		22,347,244
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,177,433,112)		1,285,004,020
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(18,427,991)
NET ASSETS - 100%		$ 1,266,576,029
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,285,700 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,024
Fidelity Securities Lending Cash Central Fund	99,801
Total	$ 101,825
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,105,201	$ 164,105,201	$ -	$ -
Consumer Staples	132,161,311	132,161,311	-	-
Energy	131,360,890	131,360,890	-	-
Financials	251,042,259	251,042,259	-	-
Health Care	165,225,795	165,225,795	-	-
Industrials	146,557,286	146,557,286	-	-
Information Technology	256,122,137	253,466,713	2,655,424	-
Materials	3,463,467	3,463,467	-	-
Telecommunication Services	2,241,327	2,241,327	-	-
Utilities	10,377,103	7,864,251	2,512,852	-
Money Market Funds	22,347,244	22,347,244	-	-
Total Investments in Securities:	$ 1,285,004,020	$ 1,279,835,744	$ 5,168,276	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,644,100
Total Realized Gain (Loss)	(326,150)
Total Unrealized Gain (Loss)	326,150
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,644,100)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
United Kingdom	4.7%
Ireland	2.2%
France	1.9%
Germany	1.6%
Switzerland	1.3%
Canada	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $55,191,463 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,860,387) - See accompanying schedule: Unaffiliated issuers (cost $1,155,085,868)	$ 1,262,656,776
Fidelity Central Funds (cost $22,347,244)	22,347,244
Total Investments (cost $1,177,433,112)		$ 1,285,004,020
Foreign currency held at value (cost $138,608)		138,608
Receivable for investments sold		8,505,423
Receivable for fund shares sold		356,969
Dividends receivable		2,295,440
Distributions receivable from Fidelity Central Funds		51,558
Prepaid expenses		589
Other receivables		7,704
Total assets		1,296,360,311

Liabilities
Payable for investments purchased	$ 6,074,284
Payable for fund shares redeemed	1,386,797
Accrued management fee	678,095
Distribution and service plan fees payable	98,852
Other affiliated payables	264,248
Other payables and accrued expenses	61,418
Collateral on securities loaned, at value	21,220,588
Total liabilities		29,784,282

Net Assets		$ 1,266,576,029
Net Assets consist of:
Paid in capital		$ 1,161,897,732
Undistributed net investment income		3,470,113
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,360,071)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,568,255
Net Assets		$ 1,266,576,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,231,318 ÷ 6,385,357 shares)	$ 19.46

Maximum offering price per share (100/94.25 of $19.46)	$ 20.65
Class T: Net Asset Value and redemption price per share ($81,702,630 ÷ 4,209,013 shares)	$ 19.41

Maximum offering price per share (100/96.50 of $19.41)	$ 20.11
Class B: Net Asset Value and offering price per share ($16,719,826 ÷ 912,303 shares)A	$ 18.33

Class C: Net Asset Value and offering price per share ($29,641,114 ÷ 1,624,494 shares)A	$ 18.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,014,281,141 ÷ 50,601,353 shares)	$ 20.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 9,723,662
Income from Fidelity Central Funds		101,825
Total income		9,825,487

Expenses
Management fee Basic fee	$ 3,436,589
Performance adjustment	566,373
Transfer agent fees	1,391,720
Distribution and service plan fees	608,038
Accounting and security lending fees	199,505
Custodian fees and expenses	80,413
Independent trustees' compensation	3,126
Registration fees	51,254
Audit	30,502
Legal	1,805
Interest	2,955
Miscellaneous	7,436
Total expenses before reductions	6,379,716
Expense reductions	(42,595)	6,337,121
Net investment income (loss)		3,488,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,918,730
Foreign currency transactions	42,000
Total net realized gain (loss)		77,960,730
Change in net unrealized appreciation (depreciation) on: Investment securities	106,547,373
Assets and liabilities in foreign currencies	(5,622)
Total change in net unrealized appreciation (depreciation)		106,541,751
Net gain (loss)		184,502,481
Net increase (decrease) in net assets resulting from operations		$ 187,990,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,488,366	$ 6,052,577
Net realized gain (loss)	77,960,730	169,696,659
Change in net unrealized appreciation (depreciation)	106,541,751	(57,198,258)
Net increase (decrease) in net assets resulting from operations	187,990,847	118,550,978
Distributions to shareholders from net investment income	(5,835,086)	(6,991,048)
Distributions to shareholders from net realized gain	(1,297,814)	-
Total distributions	(7,132,900)	(6,991,048)
Share transactions - net increase (decrease)	(26,487,650)	(170,044,344)
Total increase (decrease) in net assets	154,370,297	(58,484,414)

Net Assets
Beginning of period	1,112,205,732	1,170,690,146
End of period (including undistributed net investment income of $3,470,113 and undistributed net investment income of $5,816,833, respectively)	$ 1,266,576,029	$ 1,112,205,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.03	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	2.82	1.52	5.08	(9.79)	2.25	2.05
Total from investment operations	2.85	1.57	5.14	(9.68)	2.33	2.10
Distributions from net investment income	(.06)	(.07)	(.08)	(.06)	(.03)	-
Distributions from net realized gain	(.02)	-	-	(1.08)	-	-
Total distributions	(.08)	(.07)	(.08)	(1.14)	(.03)	-
Net asset value, end of period	$ 19.46	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65
Total ReturnB, C, D	17.10%	10.36%	51.10%	(48.83)%	12.49%	12.69%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.25%A	1.22%	1.16%	1.12%	1.18%	1.22%
Expenses net of fee waivers, if any	1.25%A	1.22%	1.16%	1.12%	1.18%	1.22%
Expenses net of all reductions	1.24%A	1.21%	1.15%	1.11%	1.17%	1.20%
Net investment income (loss)	.35%A	.31%	.49%	.65%	.37%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,231	$ 116,837	$ 112,450	$ 85,997	$ 184,296	$ 111,667
Portfolio turnover rate G	96%A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49
Income from Investment Operations
Net investment income (loss)E	.01	.01	.03	.07	.03	.02
Net realized and unrealized gain (loss)	2.80	1.52	5.06	(9.74)	2.23	2.03
Total from investment operations	2.81	1.53	5.09	(9.67)	2.26	2.05
Distributions from net investment income	- I	(.04)	(.02)	-	-	-
Distributions from net realized gain	(.02)	-	-	(1.06)	-	-
Total distributions	(.03) J	(.04)	(.02)	(1.06)	-	-
Net asset value, end of period	$ 19.41	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54
Total ReturnB, C, D	16.88%	10.09%	50.71%	(48.96)%	12.19%	12.43%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.50% A	1.47%	1.42%	1.38%	1.42%	1.41%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.42%	1.38%	1.42%	1.41%
Expenses net of all reductions	1.49% A	1.47%	1.41%	1.37%	1.41%	1.40%
Net investment income (loss)	.10% A	.06%	.23%	.40%	.13%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,703	$ 76,373	$ 87,009	$ 67,701	$ 175,292	$ 152,145
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.03)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.65	1.44	4.81	(9.26)	2.13	1.95
Total from investment operations	2.61	1.37	4.78	(9.28)	2.06	1.87
Distributions from net realized gain	-	-	-	(.92)	-	-
Net asset value, end of period	$ 18.33	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71
Total ReturnB, C, D	16.60%	9.55%	49.95%	(49.20)%	11.63%	11.81%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	1.98%	1.91%	1.88%	1.94%	1.99%
Expenses net of fee waivers, if any	2.01% A	1.98%	1.91%	1.88%	1.94%	1.99%
Expenses net of all reductions	2.01% A	1.97%	1.90%	1.87%	1.93%	1.97%
Net investment income (loss)	(.41)% A	(.45)%	(.26)%	(.10)%	(.39)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,720	$ 17,535	$ 21,907	$ 19,561	$ 55,779	$ 69,399
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.03)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.64	1.44	4.78	(9.21)	2.13	1.95
Total from investment operations	2.60	1.37	4.75	(9.23)	2.06	1.87
Distributions from net realized gain	-	-	-	(.97)	-	-
Net asset value, end of period	$ 18.25	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67
Total Return B, C, D	16.61%	9.59%	49.84%	(49.17)%	11.66%	11.84%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.97%	1.91%	1.87%	1.92%	1.97%
Expenses net of fee waivers, if any	2.00% A	1.97%	1.91%	1.87%	1.92%	1.97%
Expenses net of all reductions	1.99% A	1.96%	1.90%	1.86%	1.91%	1.96%
Net investment income (loss)	(.40)% A	(.44)%	(.26)%	(.10)%	(.38)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,641	$ 25,162	$ 24,650	$ 25,421	$ 49,262	$ 44,193
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.16	.14	.11
Net realized and unrealized gain (loss)	2.88	1.57	5.22	(10.10)	2.33	2.11
Total from investment operations	2.95	1.68	5.32	(9.94)	2.47	2.22
Distributions from net investment income	(.11)	(.11)	(.15)	(.12)	(.09)	(.02)
Distributions from net realized gain	(.02)	-	-	(1.08)	-	-
Total distributions	(.13)	(.11)	(.15)	(1.20)	(.09)	(.02)
Net asset value, end of period	$ 20.04	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24
Total Return B, C	17.19%	10.78%	51.54%	(48.66)%	12.87%	13.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.88%	.84%	.80%	.85%	.88%
Expenses net of fee waivers, if any	.92% A	.88%	.84%	.80%	.85%	.88%
Expenses net of all reductions	.91% A	.87%	.83%	.79%	.84%	.86%
Net investment income (loss)	.68% A	.65%	.82%	.98%	.70%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,014,281	$ 876,299	$ 924,675	$ 637,400	$ 811,613	$ 509,612
Portfolio turnover rate F	96% A	146%	185%	141%	117%	92%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,702,109
Gross unrealized depreciation	(56,447,097)
Net unrealized appreciation (depreciation) on securities and other investments	$ 90,255,012

Tax cost	$ 1,194,749,008

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $585,718,833 and $616,581,076, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 164,391	$ 2,619
Class T	.25%	.25%	207,384	1,141
Class B	.75%	.25%	90,607	68,513
Class C	.75%	.25%	145,656	14,420
			$ 608,038	$ 86,693

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,964
Class T	6,642
Class B*	17,192
Class C*	937
$ 45,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 190,916.29
Class T	119,858.29
Class B	27,343.30
Class C	41,924.29
Institutional Class	1,011,679.21
	$ 1,391,720

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,098 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,364,261.41%		$ 2,955

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,090 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99,801, including $86 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $42,595 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 390,763	$ 498,690
Class T	18,328	204,482
Institutional Class	5,425,995	6,287,876
Total	$ 5,835,086	$ 6,991,048
From net realized gain
Class A	$ 146,536	$ -
Class T	96,223	-
Institutional Class	1,055,055	-
Total	$ 1,297,814	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	2,262,727	1,709,926	$ 42,562,976	$ 27,380,120
Reinvestment of distributions	27,986	29,876	498,989	462,888
Shares redeemed	(2,903,881)	(2,144,503)	(54,547,253)	(33,668,623)
Net increase (decrease)	(613,168)	(404,701)	$ (11,485,288)	$ (5,825,615)
Class T
Shares sold	315,403	683,867	$ 5,959,907	$ 10,864,969
Reinvestment of distributions	6,292	12,619	112,068	199,661
Shares redeemed	(705,528)	(1,852,068)	(13,315,113)	(29,597,944)
Net increase (decrease)	(383,833)	(1,155,582)	$ (7,243,138)	$ (18,533,314)
Class B
Shares sold	17,561	129,097	$ 318,350	$ 1,938,743
Shares redeemed	(220,844)	(540,548)	(3,935,896)	(8,128,827)
Net increase (decrease)	(203,283)	(411,451)	$ (3,617,546)	$ (6,190,084)
Class C
Shares sold	251,328	279,457	$ 4,472,297	$ 4,239,029
Shares redeemed	(234,872)	(397,426)	(4,173,191)	(5,941,188)
Net increase (decrease)	16,456	(117,969)	$ 299,106	$ (1,702,159)
Institutional Class
Shares sold	5,635,135	11,529,300	$ 109,805,884	$ 186,941,143
Reinvestment of distributions	352,333	392,679	6,461,788	6,211,096
Shares redeemed	(6,281,877)	(20,113,524)	(120,708,456)	(330,945,411)
Net increase (decrease)	(294,409)	(8,191,545)	$ (4,440,784)	$ (137,793,172)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor Freedom 2030 Fund were owners of record of approximately 11% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0711
1.786795.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,171.00	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,168.80	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.01%
Actual		$ 1,000.00	$ 1,166.00	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.91	$ 10.10
Class C	2.00%
Actual		$ 1,000.00	$ 1,166.10	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,171.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.8	5.3
JPMorgan Chase & Co.	4.5	4.6
Exxon Mobil Corp.	3.9	4.7
Chevron Corp.	3.1	2.9
Apple, Inc.	2.9	3.1
PepsiCo, Inc.	2.2	1.2
Ingersoll-Rand Co. Ltd.	2.1	2.1
Alere, Inc.	1.9	2.1
Pfizer, Inc.	1.8	2.2
Procter & Gamble Co.	1.7	0.4
	28.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	22.5
Financials	19.8	20.5
Health Care	13.0	13.0
Consumer Discretionary	12.9	12.8
Industrials	11.6	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	16.1%	** Foreign investments	11.9%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	8,000	$ 241,120
Distributors - 0.3%
Li & Fung Ltd.	912,000	2,026,354
Pool Corp.	62,697	1,895,957
		3,922,311
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	16,100	1,291,864
Hotels, Restaurants & Leisure - 2.0%
Denny's Corp. (a)	1,158,293	4,737,418
McCormick & Schmick's Seafood Restaurants (a)	43,214	395,408
McDonald's Corp.	175,382	14,300,648
Yum! Brands, Inc.	111,300	6,157,116
		25,590,590
Household Durables - 1.4%
D.R. Horton, Inc.	232,292	2,829,317
KB Home (d)	393,075	4,826,961
Lennar Corp. Class A	250,623	4,756,825
Standard Pacific Corp. (a)	396,811	1,575,340
Toll Brothers, Inc. (a)	159,590	3,471,083
		17,459,526
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	13,074	598,005
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	682,057	16,062,442
Kabel Deutschland Holding AG (a)	9,600	654,942
News Corp. Class A	143,189	2,626,086
Time Warner, Inc.	415,059	15,120,599
Viacom, Inc. Class B (non-vtg.)	79,773	4,021,357
		38,485,426
Multiline Retail - 1.4%
Target Corp.	354,626	17,564,626
Specialty Retail - 3.0%
Carphone Warehouse Group PLC (a)	276,312	1,773,762
Esprit Holdings Ltd.	79,500	298,999
Home Depot, Inc.	199,215	7,227,520
Lowe's Companies, Inc.	472,444	11,404,798
Lumber Liquidators Holdings, Inc. (a)	141,800	3,824,346
OfficeMax, Inc. (a)	209,754	1,753,543
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)	169,970	$ 2,777,310
Staples, Inc.	549,809	9,247,787
		38,308,065
TOTAL CONSUMER DISCRETIONARY		143,461,533
CONSUMER STAPLES - 10.4%
Beverages - 3.3%
Diageo PLC sponsored ADR	55,400	4,713,986
Dr Pepper Snapple Group, Inc.	147,355	6,071,026
PepsiCo, Inc.	394,244	28,038,633
The Coca-Cola Co.	51,266	3,425,081
		42,248,726
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	156,299	6,047,208
Sysco Corp.	78,100	2,515,601
Walgreen Co.	213,616	9,320,066
		17,882,875
Food Products - 0.8%
Danone	134,911	9,889,214
Household Products - 3.7%
Colgate-Palmolive Co.	110,435	9,666,376
Energizer Holdings, Inc. (a)	27,240	2,098,842
Kimberly-Clark Corp.	117,334	8,013,912
Procter & Gamble Co.	333,045	22,314,015
Reckitt Benckiser Group PLC	94,509	5,343,249
		47,436,394
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	59,461	2,324,330
Prestige Brands Holdings, Inc. (a)	71,414	921,955
		3,246,285
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	50,000	4,517,500
Lorillard, Inc.	60,204	6,940,317
		11,457,817
TOTAL CONSUMER STAPLES		132,161,311
Common Stocks - continued
	Shares	Value
ENERGY - 10.4%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	26,300	$ 1,253,458
Dresser-Rand Group, Inc. (a)	33,123	1,741,607
Exterran Holdings, Inc. (a)	171,843	3,703,217
Weatherford International Ltd. (a)	428,260	8,466,700
		15,164,982
Oil, Gas & Consumable Fuels - 9.2%
Amyris, Inc.	161,322	4,760,612
Chevron Corp.	377,520	39,605,623
Daylight Energy Ltd.	315,100	3,242,218
Exxon Mobil Corp.	592,108	49,423,255
Occidental Petroleum Corp.	46,804	5,047,811
Petrobank Energy & Resources Ltd. (a)	14,200	251,627
Petrohawk Energy Corp. (a)	100,101	2,649,673
QEP Resources, Inc.	70,392	3,062,052
Suncor Energy, Inc.	195,300	8,153,037
		116,195,908
TOTAL ENERGY		131,360,890
FINANCIALS - 19.8%
Capital Markets - 1.1%
Ashmore Group PLC	1,150,931	7,182,892
Bank of New York Mellon Corp.	100,699	2,830,649
Goldman Sachs Group, Inc.	7,300	1,027,329
Northern Trust Corp.	68,038	3,319,574
		14,360,444
Commercial Banks - 8.8%
BB&T Corp.	540,441	14,883,745
CIT Group, Inc. (a)	26,033	1,154,043
Regions Financial Corp.	761,566	5,376,656
Standard Chartered PLC (United Kingdom)	181,941	4,872,341
SunTrust Banks, Inc.	171,565	4,826,123
Susquehanna Bancshares, Inc.	108,331	944,646
U.S. Bancorp, Delaware	610,759	15,635,430
Wells Fargo & Co.	2,136,852	60,622,496
Zions Bancorporation	125,888	2,999,911
		111,315,391
Diversified Financial Services - 7.9%
Bank of America Corp.	1,465,419	17,218,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	349,774	$ 14,393,200
JPMorgan Chase & Co.	1,318,057	56,992,785
KKR Financial Holdings LLC	1,104,050	11,073,622
		99,678,280
Insurance - 1.1%
Everest Re Group Ltd.	17,500	1,556,975
Fidelity National Financial, Inc. Class A	35,200	562,496
Genworth Financial, Inc. Class A (a)	562,021	6,244,053
Lincoln National Corp.	124,548	3,655,484
MetLife, Inc.	39,400	1,737,540
		13,756,548
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	151,076	3,254,177
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	65,000	1,412,450
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	205,400	1,655,524
Radian Group, Inc.	1,035,322	5,155,904
The PMI Group, Inc. (a)	312,787	453,541
		7,264,969
TOTAL FINANCIALS		251,042,259
HEALTH CARE - 13.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	292,102	17,683,855
Gilead Sciences, Inc. (a)	70,396	2,938,329
SIGA Technologies, Inc. (a)(d)	266,910	3,720,725
Vertex Pharmaceuticals, Inc. (a)	26,287	1,419,235
		25,762,144
Health Care Equipment & Supplies - 1.9%
Alere, Inc. (a)(d)	584,776	23,391,040
SonoSite, Inc. (a)	7,000	249,970
		23,641,010
Health Care Providers & Services - 1.5%
McKesson Corp.	114,601	9,810,992
Medco Health Solutions, Inc. (a)	156,907	9,392,453
		19,203,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	115,742	$ 2,327,572
SXC Health Solutions Corp. (a)	31,700	1,874,290
		4,201,862
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	19,765	1,906,627
Lonza Group AG	33,702	2,912,226
Pacific Biosciences of California, Inc. (d)	41,900	501,543
QIAGEN NV (a)(d)	238,155	4,698,798
		10,019,194
Pharmaceuticals - 6.5%
Abbott Laboratories	176,325	9,212,981
Cardiome Pharma Corp. (a)	336,200	1,766,095
GlaxoSmithKline PLC sponsored ADR	177,000	7,692,420
Johnson & Johnson	260,160	17,506,166
Merck & Co., Inc.	560,480	20,597,640
Pfizer, Inc.	1,045,257	22,420,763
Roche Holding AG (participation certificate)	18,207	3,202,075
		82,398,140
TOTAL HEALTH CARE		165,225,795
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.9%
Goodrich Corp.	25,900	2,260,811
Honeywell International, Inc.	258,122	15,371,165
Rockwell Collins, Inc.	83,800	5,122,694
The Boeing Co.	88,970	6,942,329
United Technologies Corp.	79,565	6,983,420
		36,680,419
Building Products - 1.5%
Lennox International, Inc.	111,835	5,212,629
Owens Corning (a)	249,425	9,528,035
Quanex Building Products Corp.	190,383	3,777,199
		18,517,863
Commercial Services & Supplies - 0.4%
Cintas Corp.	39,400	1,294,290
Covanta Holding Corp.	103,033	1,748,470
The Geo Group, Inc. (a)	70,110	1,724,005
		4,766,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	70,400	$ 1,390,400
Electrical Equipment - 1.4%
Alstom SA	35,862	2,219,602
Emerson Electric Co.	27,012	1,473,505
GrafTech International Ltd. (a)	26,000	549,640
Polypore International, Inc. (a)	36,200	2,372,910
Prysmian SpA	106,000	2,240,257
Regal-Beloit Corp.	44,400	3,063,600
Roper Industries, Inc.	60,835	5,077,897
		16,997,411
Industrial Conglomerates - 1.2%
General Electric Co.	347,097	6,816,985
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	312,899	8,717,366
		15,534,351
Machinery - 2.8%
Charter International PLC	482,720	6,193,592
Danaher Corp.	44,050	2,402,047
Ingersoll-Rand Co. Ltd.	528,326	26,363,467
WABCO Holdings, Inc. (a)	7,271	498,427
		35,457,533
Marine - 0.1%
Kuehne & Nagel International AG	8,435	1,324,243
Professional Services - 1.0%
Acacia Research Corp. - Acacia Technologies (a)	29,699	1,151,133
Bureau Veritas SA	84,210	7,065,639
IHS, Inc. Class A (a)	19,802	1,737,031
Michael Page International PLC	271,078	2,381,158
Nielsen Holdings B.V. (a)	16,000	503,840
		12,838,801
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	2,285,700
Class A	26,800	763,800
		3,049,500
TOTAL INDUSTRIALS		146,557,286
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.1%
Alcatel-Lucent SA sponsored ADR (a)	248,292	$ 1,407,816
Cisco Systems, Inc.	1,083,080	18,195,744
Juniper Networks, Inc. (a)	144,660	5,296,003
Polycom, Inc. (a)	19,200	1,102,272
QUALCOMM, Inc.	229,965	13,473,649
		39,475,484
Computers & Peripherals - 4.6%
Apple, Inc. (a)	105,530	36,706,500
EMC Corp. (a)	378,483	10,775,411
Hewlett-Packard Co.	273,939	10,239,840
		57,721,751
Electronic Equipment & Components - 1.2%
Corning, Inc.	509,130	10,258,970
Fabrinet (a)	124,800	2,956,512
Itron, Inc. (a)	49,090	2,515,863
		15,731,345
Internet Software & Services - 2.2%
Blinkx PLC (a)	671,700	1,549,640
eBay, Inc. (a)	183,755	5,727,643
Google, Inc. Class A (a)	33,876	17,921,082
SciQuest, Inc.	188,655	3,109,034
		28,307,399
IT Services - 4.6%
Accenture PLC Class A	23,829	1,367,546
Fidelity National Information Services, Inc.	105,250	3,386,945
International Business Machines Corp.	70,231	11,864,123
MasterCard, Inc. Class A	63,300	18,170,265
Paychex, Inc.	290,241	9,374,784
Visa, Inc. Class A	172,013	13,943,374
		58,107,037
Semiconductors & Semiconductor Equipment - 1.7%
Ceva, Inc. (a)	136,566	4,688,311
KLA-Tencor Corp.	39,006	1,681,159
Lam Research Corp. (a)	13,400	629,733
Siliconware Precision Industries Co. Ltd. sponsored ADR	415,598	2,767,883
Taiwan Semiconductor Manufacturing Co. Ltd.	991,679	2,655,424
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	375,693	5,131,966
Texas Instruments, Inc.	127,028	4,484,088
		22,038,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.8%
Autonomy Corp. PLC (a)	511,581	$ 15,122,207
Microsoft Corp.	500,961	12,529,035
Nuance Communications, Inc. (a)	163,223	3,584,377
Red Hat, Inc. (a)	35,131	1,531,712
Solera Holdings, Inc.	25,500	1,506,795
SuccessFactors, Inc. (a)	13,300	466,431
		34,740,557
TOTAL INFORMATION TECHNOLOGY		256,122,137
MATERIALS - 0.3%
Chemicals - 0.3%
Ecolab, Inc.	33,694	1,849,127
PPG Industries, Inc.	18,200	1,614,340
		3,463,467
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	43,259	635,126
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	28,951	1,606,201
TOTAL TELECOMMUNICATION SERVICES		2,241,327
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	24,200	924,440
FirstEnergy Corp.	8,173	364,679
PPL Corp.	113,395	3,196,605
		4,485,724
Gas Utilities - 0.2%
National Fuel Gas Co.	37,322	2,688,677
Multi-Utilities - 0.2%
National Grid PLC	243,400	2,512,852
TOTAL UTILITIES		9,687,253
TOTAL COMMON STOCKS (Cost $1,138,257,045)		1,241,323,258
Preferred Stocks - 1.7%
	Shares	Value
Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	12,600	$ 689,850
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE (Germany)	181,060	12,586,926
Volkswagen AG	45,381	8,056,742
		20,643,668
TOTAL PREFERRED STOCKS (Cost $16,828,823)		21,333,518
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.14% (b)	1,126,656	1,126,656
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	21,220,588	21,220,588
TOTAL MONEY MARKET FUNDS (Cost $22,347,244)		22,347,244
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,177,433,112)		1,285,004,020
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(18,427,991)
NET ASSETS - 100%		$ 1,266,576,029
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,285,700 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,024
Fidelity Securities Lending Cash Central Fund	99,801
Total	$ 101,825
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,105,201	$ 164,105,201	$ -	$ -
Consumer Staples	132,161,311	132,161,311	-	-
Energy	131,360,890	131,360,890	-	-
Financials	251,042,259	251,042,259	-	-
Health Care	165,225,795	165,225,795	-	-
Industrials	146,557,286	146,557,286	-	-
Information Technology	256,122,137	253,466,713	2,655,424	-
Materials	3,463,467	3,463,467	-	-
Telecommunication Services	2,241,327	2,241,327	-	-
Utilities	10,377,103	7,864,251	2,512,852	-
Money Market Funds	22,347,244	22,347,244	-	-
Total Investments in Securities:	$ 1,285,004,020	$ 1,279,835,744	$ 5,168,276	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,644,100
Total Realized Gain (Loss)	(326,150)
Total Unrealized Gain (Loss)	326,150
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,644,100)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
United Kingdom	4.7%
Ireland	2.2%
France	1.9%
Germany	1.6%
Switzerland	1.3%
Canada	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $55,191,463 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,860,387) - See accompanying schedule: Unaffiliated issuers (cost $1,155,085,868)	$ 1,262,656,776
Fidelity Central Funds (cost $22,347,244)	22,347,244
Total Investments (cost $1,177,433,112)		$ 1,285,004,020
Foreign currency held at value (cost $138,608)		138,608
Receivable for investments sold		8,505,423
Receivable for fund shares sold		356,969
Dividends receivable		2,295,440
Distributions receivable from Fidelity Central Funds		51,558
Prepaid expenses		589
Other receivables		7,704
Total assets		1,296,360,311

Liabilities
Payable for investments purchased	$ 6,074,284
Payable for fund shares redeemed	1,386,797
Accrued management fee	678,095
Distribution and service plan fees payable	98,852
Other affiliated payables	264,248
Other payables and accrued expenses	61,418
Collateral on securities loaned, at value	21,220,588
Total liabilities		29,784,282

Net Assets		$ 1,266,576,029
Net Assets consist of:
Paid in capital		$ 1,161,897,732
Undistributed net investment income		3,470,113
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,360,071)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,568,255
Net Assets		$ 1,266,576,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,231,318 ÷ 6,385,357 shares)	$ 19.46

Maximum offering price per share (100/94.25 of $19.46)	$ 20.65
Class T: Net Asset Value and redemption price per share ($81,702,630 ÷ 4,209,013 shares)	$ 19.41

Maximum offering price per share (100/96.50 of $19.41)	$ 20.11
Class B: Net Asset Value and offering price per share ($16,719,826 ÷ 912,303 shares)A	$ 18.33

Class C: Net Asset Value and offering price per share ($29,641,114 ÷ 1,624,494 shares)A	$ 18.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,014,281,141 ÷ 50,601,353 shares)	$ 20.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 9,723,662
Income from Fidelity Central Funds		101,825
Total income		9,825,487

Expenses
Management fee Basic fee	$ 3,436,589
Performance adjustment	566,373
Transfer agent fees	1,391,720
Distribution and service plan fees	608,038
Accounting and security lending fees	199,505
Custodian fees and expenses	80,413
Independent trustees' compensation	3,126
Registration fees	51,254
Audit	30,502
Legal	1,805
Interest	2,955
Miscellaneous	7,436
Total expenses before reductions	6,379,716
Expense reductions	(42,595)	6,337,121
Net investment income (loss)		3,488,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,918,730
Foreign currency transactions	42,000
Total net realized gain (loss)		77,960,730
Change in net unrealized appreciation (depreciation) on: Investment securities	106,547,373
Assets and liabilities in foreign currencies	(5,622)
Total change in net unrealized appreciation (depreciation)		106,541,751
Net gain (loss)		184,502,481
Net increase (decrease) in net assets resulting from operations		$ 187,990,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,488,366	$ 6,052,577
Net realized gain (loss)	77,960,730	169,696,659
Change in net unrealized appreciation (depreciation)	106,541,751	(57,198,258)
Net increase (decrease) in net assets resulting from operations	187,990,847	118,550,978
Distributions to shareholders from net investment income	(5,835,086)	(6,991,048)
Distributions to shareholders from net realized gain	(1,297,814)	-
Total distributions	(7,132,900)	(6,991,048)
Share transactions - net increase (decrease)	(26,487,650)	(170,044,344)
Total increase (decrease) in net assets	154,370,297	(58,484,414)

Net Assets
Beginning of period	1,112,205,732	1,170,690,146
End of period (including undistributed net investment income of $3,470,113 and undistributed net investment income of $5,816,833, respectively)	$ 1,266,576,029	$ 1,112,205,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.03	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	2.82	1.52	5.08	(9.79)	2.25	2.05
Total from investment operations	2.85	1.57	5.14	(9.68)	2.33	2.10
Distributions from net investment income	(.06)	(.07)	(.08)	(.06)	(.03)	-
Distributions from net realized gain	(.02)	-	-	(1.08)	-	-
Total distributions	(.08)	(.07)	(.08)	(1.14)	(.03)	-
Net asset value, end of period	$ 19.46	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65
Total ReturnB, C, D	17.10%	10.36%	51.10%	(48.83)%	12.49%	12.69%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.25%A	1.22%	1.16%	1.12%	1.18%	1.22%
Expenses net of fee waivers, if any	1.25%A	1.22%	1.16%	1.12%	1.18%	1.22%
Expenses net of all reductions	1.24%A	1.21%	1.15%	1.11%	1.17%	1.20%
Net investment income (loss)	.35%A	.31%	.49%	.65%	.37%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,231	$ 116,837	$ 112,450	$ 85,997	$ 184,296	$ 111,667
Portfolio turnover rate G	96%A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49
Income from Investment Operations
Net investment income (loss)E	.01	.01	.03	.07	.03	.02
Net realized and unrealized gain (loss)	2.80	1.52	5.06	(9.74)	2.23	2.03
Total from investment operations	2.81	1.53	5.09	(9.67)	2.26	2.05
Distributions from net investment income	- I	(.04)	(.02)	-	-	-
Distributions from net realized gain	(.02)	-	-	(1.06)	-	-
Total distributions	(.03) J	(.04)	(.02)	(1.06)	-	-
Net asset value, end of period	$ 19.41	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54
Total ReturnB, C, D	16.88%	10.09%	50.71%	(48.96)%	12.19%	12.43%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.50% A	1.47%	1.42%	1.38%	1.42%	1.41%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.42%	1.38%	1.42%	1.41%
Expenses net of all reductions	1.49% A	1.47%	1.41%	1.37%	1.41%	1.40%
Net investment income (loss)	.10% A	.06%	.23%	.40%	.13%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,703	$ 76,373	$ 87,009	$ 67,701	$ 175,292	$ 152,145
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.03)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.65	1.44	4.81	(9.26)	2.13	1.95
Total from investment operations	2.61	1.37	4.78	(9.28)	2.06	1.87
Distributions from net realized gain	-	-	-	(.92)	-	-
Net asset value, end of period	$ 18.33	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71
Total ReturnB, C, D	16.60%	9.55%	49.95%	(49.20)%	11.63%	11.81%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	1.98%	1.91%	1.88%	1.94%	1.99%
Expenses net of fee waivers, if any	2.01% A	1.98%	1.91%	1.88%	1.94%	1.99%
Expenses net of all reductions	2.01% A	1.97%	1.90%	1.87%	1.93%	1.97%
Net investment income (loss)	(.41)% A	(.45)%	(.26)%	(.10)%	(.39)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,720	$ 17,535	$ 21,907	$ 19,561	$ 55,779	$ 69,399
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.03)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.64	1.44	4.78	(9.21)	2.13	1.95
Total from investment operations	2.60	1.37	4.75	(9.23)	2.06	1.87
Distributions from net realized gain	-	-	-	(.97)	-	-
Net asset value, end of period	$ 18.25	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67
Total Return B, C, D	16.61%	9.59%	49.84%	(49.17)%	11.66%	11.84%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.97%	1.91%	1.87%	1.92%	1.97%
Expenses net of fee waivers, if any	2.00% A	1.97%	1.91%	1.87%	1.92%	1.97%
Expenses net of all reductions	1.99% A	1.96%	1.90%	1.86%	1.91%	1.96%
Net investment income (loss)	(.40)% A	(.44)%	(.26)%	(.10)%	(.38)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,641	$ 25,162	$ 24,650	$ 25,421	$ 49,262	$ 44,193
Portfolio turnover rate G	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.16	.14	.11
Net realized and unrealized gain (loss)	2.88	1.57	5.22	(10.10)	2.33	2.11
Total from investment operations	2.95	1.68	5.32	(9.94)	2.47	2.22
Distributions from net investment income	(.11)	(.11)	(.15)	(.12)	(.09)	(.02)
Distributions from net realized gain	(.02)	-	-	(1.08)	-	-
Total distributions	(.13)	(.11)	(.15)	(1.20)	(.09)	(.02)
Net asset value, end of period	$ 20.04	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24
Total Return B, C	17.19%	10.78%	51.54%	(48.66)%	12.87%	13.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.88%	.84%	.80%	.85%	.88%
Expenses net of fee waivers, if any	.92% A	.88%	.84%	.80%	.85%	.88%
Expenses net of all reductions	.91% A	.87%	.83%	.79%	.84%	.86%
Net investment income (loss)	.68% A	.65%	.82%	.98%	.70%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,014,281	$ 876,299	$ 924,675	$ 637,400	$ 811,613	$ 509,612
Portfolio turnover rate F	96% A	146%	185%	141%	117%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,702,109
Gross unrealized depreciation	(56,447,097)
Net unrealized appreciation (depreciation) on securities and other investments	$ 90,255,012

Tax cost	$ 1,194,749,008

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $585,718,833 and $616,581,076, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 164,391	$ 2,619
Class T	.25%	.25%	207,384	1,141
Class B	.75%	.25%	90,607	68,513
Class C	.75%	.25%	145,656	14,420
			$ 608,038	$ 86,693

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,964
Class T	6,642
Class B*	17,192
Class C*	937
$ 45,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 190,916.29
Class T	119,858.29
Class B	27,343.30
Class C	41,924.29
Institutional Class	1,011,679.21
	$ 1,391,720

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,098 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,364,261.41%		$ 2,955

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,090 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99,801, including $86 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $42,595 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 390,763	$ 498,690
Class T	18,328	204,482
Institutional Class	5,425,995	6,287,876
Total	$ 5,835,086	$ 6,991,048
From net realized gain
Class A	$ 146,536	$ -
Class T	96,223	-
Institutional Class	1,055,055	-
Total	$ 1,297,814	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	2,262,727	1,709,926	$ 42,562,976	$ 27,380,120
Reinvestment of distributions	27,986	29,876	498,989	462,888
Shares redeemed	(2,903,881)	(2,144,503)	(54,547,253)	(33,668,623)
Net increase (decrease)	(613,168)	(404,701)	$ (11,485,288)	$ (5,825,615)
Class T
Shares sold	315,403	683,867	$ 5,959,907	$ 10,864,969
Reinvestment of distributions	6,292	12,619	112,068	199,661
Shares redeemed	(705,528)	(1,852,068)	(13,315,113)	(29,597,944)
Net increase (decrease)	(383,833)	(1,155,582)	$ (7,243,138)	$ (18,533,314)
Class B
Shares sold	17,561	129,097	$ 318,350	$ 1,938,743
Shares redeemed	(220,844)	(540,548)	(3,935,896)	(8,128,827)
Net increase (decrease)	(203,283)	(411,451)	$ (3,617,546)	$ (6,190,084)
Class C
Shares sold	251,328	279,457	$ 4,472,297	$ 4,239,029
Shares redeemed	(234,872)	(397,426)	(4,173,191)	(5,941,188)
Net increase (decrease)	16,456	(117,969)	$ 299,106	$ (1,702,159)
Institutional Class
Shares sold	5,635,135	11,529,300	$ 109,805,884	$ 186,941,143
Reinvestment of distributions	352,333	392,679	6,461,788	6,211,096
Shares redeemed	(6,281,877)	(20,113,524)	(120,708,456)	(330,945,411)
Net increase (decrease)	(294,409)	(8,191,545)	$ (4,440,784)	$ (137,793,172)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor Freedom 2030 Fund were owners of record of approximately 11% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0711
1.786796.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap

Fund - Class A, Class T, Class B
and Class C

(To be renamed Fidelity Advisor Stock Selector Mid Cap Fund effective August 1, 2011)

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.86%
Actual		$ 1,000.00	$ 1,114.50	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.06%
Actual		$ 1,000.00	$ 1,113.30	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class B	1.66%
Actual		$ 1,000.00	$ 1,109.60	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.65	$ 8.35
Class C	1.61%
Actual		$ 1,000.00	$ 1,110.20	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,116.40	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Dresser-Rand Group, Inc.	1.2	2.0
Ingersoll-Rand Co. Ltd.	1.2	2.1
Vertex Pharmaceuticals, Inc.	1.2	0.0
UGI Corp.	1.1	0.0
OGE Energy Corp.	1.1	0.0
Polycom, Inc.	1.1	0.0
Green Mountain Coffee Roasters, Inc.	1.1	0.0
WABCO Holdings, Inc.	1.0	2.3
Henry Schein, Inc.	1.0	0.0
FirstMerit Corp.	1.0	0.0
	11.0
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	4.1
Information Technology	16.1	18.8
Industrials	13.9	12.0
Consumer Discretionary	12.7	30.0
Health Care	10.8	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks, Investment Companies and Equity Futures 97.8%		Stocks, Investment Companies and Equity Futures 98.2%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	13.2%	** Foreign investments	24.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.9%
BorgWarner, Inc. (a)	216,100	$ 15,669
Gentex Corp.	267,800	7,860
		23,529
Diversified Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	105,200	4,477
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)	61,300	3,840
Las Vegas Sands Corp. (a)	127,000	5,276
Panera Bread Co. Class A (a)	105,608	13,204
		22,320
Household Durables - 1.8%
Jarden Corp.	340,700	11,938
NVR, Inc. (a)	24,700	18,426
Tupperware Brands Corp.	262,000	17,151
		47,515
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	19,700	10,149
Media - 0.2%
Regal Entertainment Group Class A (d)	426,300	5,776
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	389,600	24,833
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	219,900	16,662
ANN, Inc. (a)	280,500	7,896
Dick's Sporting Goods, Inc. (a)	528,700	21,011
Guess?, Inc.	173,000	7,910
Limited Brands, Inc.	274,900	10,985
PetSmart, Inc.	469,900	21,286
Tiffany & Co., Inc.	91,500	6,923
Tractor Supply Co.	401,700	25,371
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	133,000	7,445
Williams-Sonoma, Inc.	487,500	19,086
		144,575
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	55,700	3,546
Deckers Outdoor Corp. (a)	145,000	13,210
Phillips-Van Heusen Corp.	224,134	14,786
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	95,600	$ 12,119
Warnaco Group, Inc. (a)	264,200	14,571
		58,232
TOTAL CONSUMER DISCRETIONARY		341,406
CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Hansen Natural Corp. (a)	310,500	22,247
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	121,495	5,286
Whole Foods Market, Inc.	168,100	10,281
		15,567
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	340,000	28,006
Household Products - 0.9%
Church & Dwight Co., Inc.	293,300	24,667
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	132,200	13,552
TOTAL CONSUMER STAPLES		104,039
ENERGY - 6.9%
Energy Equipment & Services - 4.3%
Dresser-Rand Group, Inc. (a)	630,263	33,139
Ensco International Ltd. ADR	356,800	19,025
Helmerich & Payne, Inc.	191,700	12,016
Patterson-UTI Energy, Inc.	773,160	24,223
Petrofac Ltd.	297,300	7,839
Rowan Companies, Inc. (a)	496,100	19,670
		115,912
Oil, Gas & Consumable Fuels - 2.6%
Atlas Pipeline Partners, LP	354,500	12,585
Cimarex Energy Co.	239,900	23,014
Petrohawk Energy Corp. (a)	282,400	7,475
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	294,576	$ 19,586
Whiting Petroleum Corp. (a)	105,400	7,072
		69,732
TOTAL ENERGY		185,644
FINANCIALS - 18.7%
Capital Markets - 2.4%
Ashmore Group PLC	2,468,426	15,405
E*TRADE Financial Corp. (a)	325,000	5,138
ICAP PLC	1,008,300	8,033
TD Ameritrade Holding Corp.	963,700	20,768
Waddell & Reed Financial, Inc. Class A	347,600	13,417
		62,761
Commercial Banks - 2.5%
Bank of the Ozarks, Inc.	76,189	3,704
BB&T Corp.	230,000	6,334
FirstMerit Corp.	1,663,200	27,094
Huntington Bancshares, Inc.	2,453,200	16,191
Synovus Financial Corp.	4,100,000	9,758
Westamerica Bancorp.	100,000	5,030
		68,111
Consumer Finance - 1.3%
Capital One Financial Corp.	430,000	23,366
SLM Corp.	681,000	11,604
		34,970
Insurance - 3.6%
American Equity Investment Life Holding Co.	589,100	7,652
CNO Financial Group, Inc. (a)	1,317,700	10,199
Fairfax Financial Holdings Ltd. (sub. vtg.)	58,400	22,511
Jardine Lloyd Thompson Group PLC	1,248,200	14,311
National Financial Partners Corp. (a)	83,585	1,092
Protective Life Corp.	360,200	8,695
Torchmark Corp.	160,600	10,648
XL Group PLC Class A	841,600	19,912
		95,020
Real Estate Investment Trusts - 8.0%
Acadia Realty Trust (SBI)	367,900	7,597
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	218,800	$ 18,060
AMB Property Corp. (REIT)	354,800	13,124
Chesapeake Lodging Trust	439,837	7,829
Essex Property Trust, Inc.	109,700	15,096
Highwoods Properties, Inc. (SBI)	685,100	24,718
Kimco Realty Corp.	791,900	15,450
Lexington Corporate Properties Trust (d)	1,084,300	10,236
Nationwide Health Properties, Inc.	590,500	25,864
Post Properties, Inc.	482,200	20,301
SL Green Realty Corp.	213,900	19,253
The Macerich Co.	439,300	23,885
Weyerhaeuser Co.	661,400	14,247
		215,660
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	649,500	17,166
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	552,000	6,635
TOTAL FINANCIALS		500,323
HEALTH CARE - 10.8%
Biotechnology - 1.3%
Emergent BioSolutions, Inc. (a)	140,000	3,497
Vertex Pharmaceuticals, Inc. (a)	591,100	31,913
		35,410
Health Care Equipment & Supplies - 1.9%
Hill-Rom Holdings, Inc.	325,057	14,836
Hologic, Inc. (a)	937,200	20,150
Sirona Dental Systems, Inc. (a)	303,000	16,380
		51,366
Health Care Providers & Services - 6.7%
Health Management Associates, Inc. Class A (a)	1,243,500	14,176
HealthSouth Corp. (a)	322,300	9,047
Henry Schein, Inc. (a)	379,100	27,227
Humana, Inc.	193,900	15,615
McKesson Corp.	239,500	20,504
MEDNAX, Inc. (a)	292,200	21,959
Owens & Minor, Inc.	415,000	14,359
PSS World Medical, Inc. (a)	689,400	20,144
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	470,600	$ 25,643
Wellcare Health Plans, Inc. (a)	220,200	10,845
		179,519
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	504,000	9,939
Illumina, Inc. (a)	141,500	10,199
		20,138
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. (Canada)	75,000	3,931
TOTAL HEALTH CARE		290,364
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	689,500	25,801
Embraer SA sponsored ADR	387,700	12,519
Precision Castparts Corp.	124,100	19,496
		57,816
Building Products - 1.4%
Lennox International, Inc.	580,300	27,048
Owens Corning (a)	290,300	11,089
		38,137
Electrical Equipment - 3.0%
AMETEK, Inc.	597,300	25,977
Cooper Industries PLC Class A	324,400	20,389
Hubbell, Inc. Class B	304,300	20,132
Sensata Technologies Holding BV (a)	375,200	13,612
		80,110
Machinery - 5.3%
Charter International PLC	1,617,901	20,759
Cummins, Inc.	124,300	13,081
Ingersoll-Rand Co. Ltd.	655,900	32,729
Kennametal, Inc.	494,000	20,615
Navistar International Corp. (a)	188,900	12,443
SPX Corp.	199,000	16,499
WABCO Holdings, Inc. (a)	399,178	27,364
		143,490
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)	614,000	13,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Watsco, Inc.	274,500	$ 18,375
WESCO International, Inc. (a)	381,300	21,200
		53,028
TOTAL INDUSTRIALS		372,581
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	300,000	10,983
Motorola Solutions, Inc.	300,000	14,361
Polycom, Inc. (a)	500,000	28,705
		54,049
Computers & Peripherals - 0.4%
STEC, Inc. (a)(d)	625,000	11,194
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	510,000	22,761
Fabrinet (a)	354,700	8,403
		31,164
Internet Software & Services - 1.4%
Blinkx PLC (a)	3,000,000	6,921
Rackspace Hosting, Inc. (a)	550,000	24,200
Velti PLC (a)	400,000	6,184
		37,305
IT Services - 1.5%
Atos Origin SA (a)	300,000	17,541
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,406
Fiserv, Inc. (a)	200,000	12,904
		41,851
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	325,000	10,982
Ceva, Inc. (a)	111,977	3,844
Marvell Technology Group Ltd. (a)	850,000	13,804
NXP Semiconductors NV	375,000	10,699
ON Semiconductor Corp. (a)	950,000	10,659
		49,988
Software - 7.7%
Adobe Systems, Inc. (a)	325,000	11,255
ANSYS, Inc. (a)	450,000	25,817
Autodesk, Inc. (a)	250,000	10,745
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	575,000	$ 16,997
BroadSoft, Inc. (a)	260,000	10,280
Check Point Software Technologies Ltd. (a)	300,000	16,476
CommVault Systems, Inc. (a)	225,000	9,302
FactSet Research Systems, Inc.	125,000	13,858
Informatica Corp. (a)	200,000	11,732
MicroStrategy, Inc. Class A (a)	9,877	1,444
Nuance Communications, Inc. (a)	775,000	17,019
QLIK Technologies, Inc.	229,118	7,627
Rovi Corp. (a)	150,000	8,694
salesforce.com, Inc. (a)	90,000	13,703
Synchronoss Technologies, Inc. (a)	325,000	10,433
TIBCO Software, Inc. (a)	375,000	10,534
VanceInfo Technologies, Inc. ADR (a)(d)	400,000	10,224
		206,140
TOTAL INFORMATION TECHNOLOGY		431,691
MATERIALS - 7.7%
Chemicals - 4.1%
Albemarle Corp.	364,100	25,793
Ashland, Inc.	296,700	20,276
CF Industries Holdings, Inc.	66,700	10,257
Nalco Holding Co.	443,400	12,655
Solutia, Inc. (a)	386,900	9,661
Valspar Corp.	446,200	17,165
W.R. Grace & Co. (a)	293,000	13,709
		109,516
Containers & Packaging - 2.1%
Aptargroup, Inc.	309,800	16,543
Ball Corp.	377,700	14,923
Rock-Tenn Co. Class A	198,100	15,220
Sonoco Products Co.	321,300	11,380
		58,066
Metals & Mining - 1.5%
Carpenter Technology Corp.	223,800	11,765
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	1,315,261	$ 16,709
Reliance Steel & Aluminum Co.	217,200	11,188
		39,662
TOTAL MATERIALS		207,244
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	132,386	7,345
NII Holdings, Inc. (a)	168,200	7,344
		14,689
UTILITIES - 5.8%
Electric Utilities - 3.0%
Cleco Corp.	495,700	17,394
Hawaiian Electric Industries, Inc. (d)	614,800	15,265
NV Energy, Inc.	1,666,900	26,287
PNM Resources, Inc.	1,319,200	21,806
		80,752
Gas Utilities - 1.7%
National Fuel Gas Co.	210,200	15,143
UGI Corp.	923,600	30,276
		45,419
Multi-Utilities - 1.1%
OGE Energy Corp.	575,000	29,365
TOTAL UTILITIES		155,536
TOTAL COMMON STOCKS (Cost $2,444,600)		2,603,517
Investment Companies - 0.4%

Ashmore Global Opportunities Ltd. (e) (Cost $13,115)	1,383,176	11,307
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 6/30/11 (f) (Cost $4,400)	$ 4,400	4,400
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	88,051,267	$ 88,051
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	36,531,791	36,532
TOTAL MONEY MARKET FUNDS (Cost $124,583)		124,583
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,586,698)		2,743,807
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(59,356)
NET ASSETS - 100%		$ 2,684,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
105 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 10,496	$ 57

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 100
Fidelity Securities Lending Cash Central Fund	96
Total	$ 196
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ 32,933	$ -	$ 21,766	$ 267	$ 11,307
Iridium Communications, Inc.*	35,667	-	31,223	-	-
Total	$ 68,600	$ -	$ 52,989	$ 267	$ 11,307
* Includes Common Stocks and Warrants.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 341,406	$ 341,406	$ -	$ -
Consumer Staples	104,039	104,039	-	-
Energy	185,644	185,644	-	-
Financials	500,323	500,323	-	-
Health Care	290,364	290,364	-	-
Industrials	372,581	372,581	-	-
Information Technology	431,691	431,691	-	-
Materials	207,244	207,244	-	-
Telecommunication Services	14,689	14,689	-	-
Utilities	155,536	155,536	-	-
Investment Companies	11,307	11,307	-	-
U.S. Government and Government Agency Obligations	4,400	-	4,400	-
Money Market Funds	124,583	124,583	-	-
Total Investments in Securities:	$ 2,743,807	$ 2,739,407	$ 4,400	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 57	$ 57	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 43,436
Total Realized Gain (Loss)	(1,986)
Total Unrealized Gain (Loss)	494
Cost of Purchases	-
Proceeds of Sales	(9,011)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(32,933)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 57	$ -
Total Value of Derivatives	$ 57	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
United Kingdom	3.0%
Ireland	2.8%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	6.1%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,426,171,000 of which $1,278,000,000 and $148,171,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,075) - See accompanying schedule: Unaffiliated issuers (cost $2,449,000)	$ 2,607,917
Fidelity Central Funds (cost $124,583)	124,583
Other affiliated issuers (cost $13,115)	11,307
Total Investments (cost $2,586,698)		$ 2,743,807
Receivable for investments sold		9,311
Receivable for fund shares sold		3,192
Dividends receivable		2,748
Distributions receivable from Fidelity Central Funds		42
Receivable for daily variation on futures contracts		108
Prepaid expenses		1
Other receivables		115
Total assets		2,759,324

Liabilities
Payable to custodian bank	$ 1,939
Payable for investments purchased	26,149
Payable for fund shares redeemed	7,760
Accrued management fee	713
Distribution and service plan fees payable	885
Other affiliated payables	588
Other payables and accrued expenses	307
Collateral on securities loaned, at value	36,532
Total liabilities		74,873

Net Assets		$ 2,684,451
Net Assets consist of:
Paid in capital		$ 3,398,478
Undistributed net investment income		4,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(875,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,871
Net Assets		$ 2,684,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($883,689 ÷ 41,254 shares)	$ 21.42

Maximum offering price per share (100/94.25 of $21.42)	$ 22.73
Class T: Net Asset Value and redemption price per share ($1,220,170 ÷ 56,466 shares)	$ 21.61

Maximum offering price per share (100/96.50 of $21.61)	$ 22.39
Class B: Net Asset Value and offering price per share ($43,563 ÷ 2,163 shares)A	$ 20.14

Class C: Net Asset Value and offering price per share ($189,458 ÷ 9,402 shares)A	$ 20.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($347,571 ÷ 15,554 shares)	$ 22.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $267 earned from other affiliated issuers)		$ 11,145
Special dividends		6,661
Income from Fidelity Central Funds		196
Total income		18,002

Expenses
Management fee Basic fee	$ 7,840
Performance adjustment	(3,466)
Transfer agent fees	3,242
Distribution and service plan fees	5,546
Accounting and security lending fees	426
Custodian fees and expenses	68
Independent trustees' compensation	8
Registration fees	66
Audit	29
Legal	7
Interest	1
Miscellaneous	18
Total expenses before reductions	13,785
Expense reductions	(295)	13,490
Net investment income (loss)		4,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	560,414
Other affiliated issuers	(927)
Foreign currency transactions	58
Futures contracts	1,241
Total net realized gain (loss)		560,786
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,664)
Assets and liabilities in foreign currencies	29
Futures contracts	57
Total change in net unrealized appreciation (depreciation)		(261,578)
Net gain (loss)		299,208
Net increase (decrease) in net assets resulting from operations		$ 303,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,512	$ (7,179)
Net realized gain (loss)	560,786	461,685
Change in net unrealized appreciation (depreciation)	(261,578)	124,206
Net increase (decrease) in net assets resulting from operations	303,720	578,712
Distributions to shareholders from net investment income	-	(3,028)
Distributions to shareholders from net realized gain	-	(4,334)
Total distributions	-	(7,362)
Share transactions - net increase (decrease)	(463,837)	(788,496)
Total increase (decrease) in net assets	(160,117)	(217,146)

Net Assets
Beginning of period	2,844,568	3,061,714
End of period (including undistributed net investment income of $4,512 and $0, respectively)	$ 2,684,451	$ 2,844,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31
Income from Investment Operations
Net investment income (loss) E	.04 H	(.02)	.03	- J	(.12)	(.06)
Net realized and unrealized gain (loss)	2.16	3.55	5.20	(12.94)	3.02	3.26
Total from investment operations	2.20	3.53	5.23	(12.94)	2.90	3.20
Distributions from net investment income	-	(.03) K	-	-	-	-
Distributions from net realized gain	-	(.03) K	-	(3.47)	(2.07)	(3.41)
Total distributions	-	(.06)	-	(3.47)	(2.07)	(3.41)
Net asset value, end of period	$ 21.42	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Total Return B, C, D	11.45%	22.48%	49.71%	(55.09)%	11.97%	13.57%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.86%	.83%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	.86% A	.86%	.83%	1.10%	1.10%	1.10%
Expenses net of all reductions	.84% A	.84%	.81%	1.08%	1.09%	1.08%
Net investment income (loss)	.43% A,H	(.12)%	.25%	.01%	(.44)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 884	$ 945	$ 906	$ 712	$ 1,850	$ 1,646
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48
Income from Investment Operations
Net investment income (loss) E	.03 H	(.05)	.01	(.03)	(.17)	(.10)
Net realized and unrealized gain (loss)	2.17	3.59	5.24	(13.08)	3.04	3.28
Total from investment operations	2.20	3.54	5.25	(13.11)	2.87	3.18
Distributions from net realized gain	-	(.02) J	-	(3.41)	(2.02)	(3.35)
Net asset value, end of period	$ 21.61	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Total Return B, C, D	11.33%	22.31%	49.34%	(55.14)%	11.73%	13.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.03%	1.02%	1.28%	1.30%	1.28%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.02%	1.28%	1.30%	1.28%
Expenses net of all reductions	1.04% A	1.01%	.99%	1.27%	1.29%	1.26%
Net investment income (loss)	.24% A,H	(.30)%	.07%	(.17)%	(.63)%	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,220	$ 1,282	$ 1,520	$ 1,368	$ 3,946	$ 4,055
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.15)	(.06)	(.15)	(.32)	(.25)
Net realized and unrealized gain (loss)	2.02	3.37	4.94	(12.38)	2.92	3.14
Total from investment operations	1.99	3.22	4.88	(12.53)	2.60	2.89
Distributions from net realized gain	-	-	-	(3.22)	(1.86)	(3.18)
Net asset value, end of period	$ 20.14	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Total Return B, C, D	10.96%	21.57%	48.56%	(55.43)%	11.08%	12.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.63%	1.59%	1.89%	1.91%	1.92%
Expenses net of fee waivers, if any	1.66% A	1.63%	1.59%	1.89%	1.91%	1.92%
Expenses net of all reductions	1.64% A	1.61%	1.57%	1.88%	1.90%	1.90%
Net investment income (loss)	(.36)% A,H	(.90)%	(.51)%	(.78)%	(1.24)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 75	$ 131	$ 162	$ 621	$ 763
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.14)	(.06)	(.14)	(.30)	(.24)
Net realized and unrealized gain (loss)	2.03	3.36	4.94	(12.37)	2.91	3.14
Total from investment operations	2.00	3.22	4.88	(12.51)	2.61	2.90
Distributions from net realized gain	-	-	-	(3.26)	(1.88)	(3.19)
Net asset value, end of period	$ 20.15	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Total Return B, C, D	11.02%	21.57%	48.56%	(55.39)%	11.13%	12.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.60%	1.58%	1.85%	1.86%	1.86%
Expenses net of fee waivers, if any	1.61% A	1.60%	1.58%	1.85%	1.86%	1.86%
Expenses net of all reductions	1.59% A	1.58%	1.55%	1.84%	1.85%	1.84%
Net investment income (loss)	(.31)% A,H	(.86)%	(.50)%	(.74)%	(1.19)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 189	$ 186	$ 161	$ 486	$ 525
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04
Income from Investment Operations
Net investment income (loss) D	.08 G	.04	.08	.07	(.04)	.02
Net realized and unrealized gain (loss)	2.25	3.69	5.40	(13.41)	3.11	3.35
Total from investment operations	2.33	3.73	5.48	(13.34)	3.07	3.37
Distributions from net investment income	-	(.08) I	-	-	-	-
Distributions from net realized gain	-	(.03) I	-	(3.55)	(2.16)	(3.51)
Total distributions	-	(.11)	-	(3.55)	(2.16)	(3.51)
Net asset value, end of period	$ 22.35	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Total Return B, C	11.64%	22.86%	50.18%	(54.92)%	12.29%	13.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.54%	.50%	.79%	.80%	.78%
Expenses net of fee waivers, if any	.57% A	.54%	.50%	.79%	.80%	.78%
Expenses net of all reductions	.55% A	.52%	.47%	.77%	.80%	.76%
Net investment income (loss)	.73% A,G	.20%	.59%	.32%	(.14)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 354	$ 319	$ 267	$ 1,006	$ 804
Portfolio turnover rate F	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In April 2011, the Board of Trustees approved a change in the name of Fidelity Advisor Mid Cap Fund to Fidelity Advisor Stock Selector Mid Cap Fund effective August 1, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclasses for the year ended November 30, 2010.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 195,072
Gross unrealized depreciation	(39,224)
Net unrealized appreciation (depreciation) on securities and other investments	$ 155,848
Tax cost	$ 2,587,959

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $1,241 and a change in net unrealized appreciation (depreciation) of $57 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,533,793 and $4,008,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,160	$ 16
Class T	.25%	.25%	3,132	19
Class B	.75%	.25%	297	223
Class C	.75%	.25%	957	57
			$ 5,546	$ 315

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	13
Class B*	33
Class C*	2
$ 78

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,205.26
Class T	1,304.21
Class B	90.30
Class C	241.25
Institutional Class	402.22
	$ 3,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,341.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $96. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 1,569
Institutional Class	-	1,459
Total	$ -	$ 3,028
From net realized gain
Class A	$ -	$ 1,745
Class T	-	1,999
Institutional Class	-	590
Total	$ -	$ 4,334

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	4,132	9,565	$ 84,331	$ 164,859
Reinvestment of distributions	-	198	-	3,145
Shares redeemed	(12,037)	(18,100)	(247,550)	(307,931)
Net increase (decrease)	(7,905)	(8,337)	$ (163,219)	$ (139,927)
Class T
Shares sold	4,146	12,668	$ 85,283	$ 219,338
Reinvestment of distributions	-	121	-	1,943
Shares redeemed	(13,709)	(42,409)	(282,737)	(730,380)
Net increase (decrease)	(9,563)	(29,620)	$ (197,454)	$ (509,099)
Class B
Shares sold	17	208	$ 315	$ 3,335
Shares redeemed	(1,965)	(4,862)	(37,867)	(78,978)
Net increase (decrease)	(1,948)	(4,654)	$ (37,552)	$ (75,643)
Class C
Shares sold	282	838	$ 5,435	$ 13,829
Shares redeemed	(1,307)	(2,888)	(25,187)	(46,647)
Net increase (decrease)	(1,025)	(2,050)	$ (19,752)	$ (32,818)
Institutional Class
Shares sold	3,699	4,053	$ 78,724	$ 71,645
Reinvestment of distributions	-	112	-	1,850
Shares redeemed	(5,829)	(5,923)	(124,584)	(104,504)
Net increase (decrease)	(2,130)	(1,758)	$ (45,860)	$ (31,009)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0711
1.786799.108

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor ®

Mid Cap

Fund - Institutional Class

(To be renamed Fidelity Advisor Stock Selector Mid Cap Fund effective August 1, 2011)

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.86%
Actual		$ 1,000.00	$ 1,114.50	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.06%
Actual		$ 1,000.00	$ 1,113.30	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class B	1.66%
Actual		$ 1,000.00	$ 1,109.60	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.65	$ 8.35
Class C	1.61%
Actual		$ 1,000.00	$ 1,110.20	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,116.40	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Dresser-Rand Group, Inc.	1.2	2.0
Ingersoll-Rand Co. Ltd.	1.2	2.1
Vertex Pharmaceuticals, Inc.	1.2	0.0
UGI Corp.	1.1	0.0
OGE Energy Corp.	1.1	0.0
Polycom, Inc.	1.1	0.0
Green Mountain Coffee Roasters, Inc.	1.1	0.0
WABCO Holdings, Inc.	1.0	2.3
Henry Schein, Inc.	1.0	0.0
FirstMerit Corp.	1.0	0.0
	11.0
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	4.1
Information Technology	16.1	18.8
Industrials	13.9	12.0
Consumer Discretionary	12.7	30.0
Health Care	10.8	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks, Investment Companies and Equity Futures 97.8%		Stocks, Investment Companies and Equity Futures 98.2%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	13.2%	** Foreign investments	24.8%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.9%
BorgWarner, Inc. (a)	216,100	$ 15,669
Gentex Corp.	267,800	7,860
		23,529
Diversified Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	105,200	4,477
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)	61,300	3,840
Las Vegas Sands Corp. (a)	127,000	5,276
Panera Bread Co. Class A (a)	105,608	13,204
		22,320
Household Durables - 1.8%
Jarden Corp.	340,700	11,938
NVR, Inc. (a)	24,700	18,426
Tupperware Brands Corp.	262,000	17,151
		47,515
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	19,700	10,149
Media - 0.2%
Regal Entertainment Group Class A (d)	426,300	5,776
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	389,600	24,833
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	219,900	16,662
ANN, Inc. (a)	280,500	7,896
Dick's Sporting Goods, Inc. (a)	528,700	21,011
Guess?, Inc.	173,000	7,910
Limited Brands, Inc.	274,900	10,985
PetSmart, Inc.	469,900	21,286
Tiffany & Co., Inc.	91,500	6,923
Tractor Supply Co.	401,700	25,371
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	133,000	7,445
Williams-Sonoma, Inc.	487,500	19,086
		144,575
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	55,700	3,546
Deckers Outdoor Corp. (a)	145,000	13,210
Phillips-Van Heusen Corp.	224,134	14,786
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	95,600	$ 12,119
Warnaco Group, Inc. (a)	264,200	14,571
		58,232
TOTAL CONSUMER DISCRETIONARY		341,406
CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Hansen Natural Corp. (a)	310,500	22,247
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	121,495	5,286
Whole Foods Market, Inc.	168,100	10,281
		15,567
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	340,000	28,006
Household Products - 0.9%
Church & Dwight Co., Inc.	293,300	24,667
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	132,200	13,552
TOTAL CONSUMER STAPLES		104,039
ENERGY - 6.9%
Energy Equipment & Services - 4.3%
Dresser-Rand Group, Inc. (a)	630,263	33,139
Ensco International Ltd. ADR	356,800	19,025
Helmerich & Payne, Inc.	191,700	12,016
Patterson-UTI Energy, Inc.	773,160	24,223
Petrofac Ltd.	297,300	7,839
Rowan Companies, Inc. (a)	496,100	19,670
		115,912
Oil, Gas & Consumable Fuels - 2.6%
Atlas Pipeline Partners, LP	354,500	12,585
Cimarex Energy Co.	239,900	23,014
Petrohawk Energy Corp. (a)	282,400	7,475
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	294,576	$ 19,586
Whiting Petroleum Corp. (a)	105,400	7,072
		69,732
TOTAL ENERGY		185,644
FINANCIALS - 18.7%
Capital Markets - 2.4%
Ashmore Group PLC	2,468,426	15,405
E*TRADE Financial Corp. (a)	325,000	5,138
ICAP PLC	1,008,300	8,033
TD Ameritrade Holding Corp.	963,700	20,768
Waddell & Reed Financial, Inc. Class A	347,600	13,417
		62,761
Commercial Banks - 2.5%
Bank of the Ozarks, Inc.	76,189	3,704
BB&T Corp.	230,000	6,334
FirstMerit Corp.	1,663,200	27,094
Huntington Bancshares, Inc.	2,453,200	16,191
Synovus Financial Corp.	4,100,000	9,758
Westamerica Bancorp.	100,000	5,030
		68,111
Consumer Finance - 1.3%
Capital One Financial Corp.	430,000	23,366
SLM Corp.	681,000	11,604
		34,970
Insurance - 3.6%
American Equity Investment Life Holding Co.	589,100	7,652
CNO Financial Group, Inc. (a)	1,317,700	10,199
Fairfax Financial Holdings Ltd. (sub. vtg.)	58,400	22,511
Jardine Lloyd Thompson Group PLC	1,248,200	14,311
National Financial Partners Corp. (a)	83,585	1,092
Protective Life Corp.	360,200	8,695
Torchmark Corp.	160,600	10,648
XL Group PLC Class A	841,600	19,912
		95,020
Real Estate Investment Trusts - 8.0%
Acadia Realty Trust (SBI)	367,900	7,597
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	218,800	$ 18,060
AMB Property Corp. (REIT)	354,800	13,124
Chesapeake Lodging Trust	439,837	7,829
Essex Property Trust, Inc.	109,700	15,096
Highwoods Properties, Inc. (SBI)	685,100	24,718
Kimco Realty Corp.	791,900	15,450
Lexington Corporate Properties Trust (d)	1,084,300	10,236
Nationwide Health Properties, Inc.	590,500	25,864
Post Properties, Inc.	482,200	20,301
SL Green Realty Corp.	213,900	19,253
The Macerich Co.	439,300	23,885
Weyerhaeuser Co.	661,400	14,247
		215,660
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	649,500	17,166
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	552,000	6,635
TOTAL FINANCIALS		500,323
HEALTH CARE - 10.8%
Biotechnology - 1.3%
Emergent BioSolutions, Inc. (a)	140,000	3,497
Vertex Pharmaceuticals, Inc. (a)	591,100	31,913
		35,410
Health Care Equipment & Supplies - 1.9%
Hill-Rom Holdings, Inc.	325,057	14,836
Hologic, Inc. (a)	937,200	20,150
Sirona Dental Systems, Inc. (a)	303,000	16,380
		51,366
Health Care Providers & Services - 6.7%
Health Management Associates, Inc. Class A (a)	1,243,500	14,176
HealthSouth Corp. (a)	322,300	9,047
Henry Schein, Inc. (a)	379,100	27,227
Humana, Inc.	193,900	15,615
McKesson Corp.	239,500	20,504
MEDNAX, Inc. (a)	292,200	21,959
Owens & Minor, Inc.	415,000	14,359
PSS World Medical, Inc. (a)	689,400	20,144
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	470,600	$ 25,643
Wellcare Health Plans, Inc. (a)	220,200	10,845
		179,519
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	504,000	9,939
Illumina, Inc. (a)	141,500	10,199
		20,138
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. (Canada)	75,000	3,931
TOTAL HEALTH CARE		290,364
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	689,500	25,801
Embraer SA sponsored ADR	387,700	12,519
Precision Castparts Corp.	124,100	19,496
		57,816
Building Products - 1.4%
Lennox International, Inc.	580,300	27,048
Owens Corning (a)	290,300	11,089
		38,137
Electrical Equipment - 3.0%
AMETEK, Inc.	597,300	25,977
Cooper Industries PLC Class A	324,400	20,389
Hubbell, Inc. Class B	304,300	20,132
Sensata Technologies Holding BV (a)	375,200	13,612
		80,110
Machinery - 5.3%
Charter International PLC	1,617,901	20,759
Cummins, Inc.	124,300	13,081
Ingersoll-Rand Co. Ltd.	655,900	32,729
Kennametal, Inc.	494,000	20,615
Navistar International Corp. (a)	188,900	12,443
SPX Corp.	199,000	16,499
WABCO Holdings, Inc. (a)	399,178	27,364
		143,490
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)	614,000	13,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Watsco, Inc.	274,500	$ 18,375
WESCO International, Inc. (a)	381,300	21,200
		53,028
TOTAL INDUSTRIALS		372,581
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	300,000	10,983
Motorola Solutions, Inc.	300,000	14,361
Polycom, Inc. (a)	500,000	28,705
		54,049
Computers & Peripherals - 0.4%
STEC, Inc. (a)(d)	625,000	11,194
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	510,000	22,761
Fabrinet (a)	354,700	8,403
		31,164
Internet Software & Services - 1.4%
Blinkx PLC (a)	3,000,000	6,921
Rackspace Hosting, Inc. (a)	550,000	24,200
Velti PLC (a)	400,000	6,184
		37,305
IT Services - 1.5%
Atos Origin SA (a)	300,000	17,541
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,406
Fiserv, Inc. (a)	200,000	12,904
		41,851
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	325,000	10,982
Ceva, Inc. (a)	111,977	3,844
Marvell Technology Group Ltd. (a)	850,000	13,804
NXP Semiconductors NV	375,000	10,699
ON Semiconductor Corp. (a)	950,000	10,659
		49,988
Software - 7.7%
Adobe Systems, Inc. (a)	325,000	11,255
ANSYS, Inc. (a)	450,000	25,817
Autodesk, Inc. (a)	250,000	10,745
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	575,000	$ 16,997
BroadSoft, Inc. (a)	260,000	10,280
Check Point Software Technologies Ltd. (a)	300,000	16,476
CommVault Systems, Inc. (a)	225,000	9,302
FactSet Research Systems, Inc.	125,000	13,858
Informatica Corp. (a)	200,000	11,732
MicroStrategy, Inc. Class A (a)	9,877	1,444
Nuance Communications, Inc. (a)	775,000	17,019
QLIK Technologies, Inc.	229,118	7,627
Rovi Corp. (a)	150,000	8,694
salesforce.com, Inc. (a)	90,000	13,703
Synchronoss Technologies, Inc. (a)	325,000	10,433
TIBCO Software, Inc. (a)	375,000	10,534
VanceInfo Technologies, Inc. ADR (a)(d)	400,000	10,224
		206,140
TOTAL INFORMATION TECHNOLOGY		431,691
MATERIALS - 7.7%
Chemicals - 4.1%
Albemarle Corp.	364,100	25,793
Ashland, Inc.	296,700	20,276
CF Industries Holdings, Inc.	66,700	10,257
Nalco Holding Co.	443,400	12,655
Solutia, Inc. (a)	386,900	9,661
Valspar Corp.	446,200	17,165
W.R. Grace & Co. (a)	293,000	13,709
		109,516
Containers & Packaging - 2.1%
Aptargroup, Inc.	309,800	16,543
Ball Corp.	377,700	14,923
Rock-Tenn Co. Class A	198,100	15,220
Sonoco Products Co.	321,300	11,380
		58,066
Metals & Mining - 1.5%
Carpenter Technology Corp.	223,800	11,765
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	1,315,261	$ 16,709
Reliance Steel & Aluminum Co.	217,200	11,188
		39,662
TOTAL MATERIALS		207,244
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	132,386	7,345
NII Holdings, Inc. (a)	168,200	7,344
		14,689
UTILITIES - 5.8%
Electric Utilities - 3.0%
Cleco Corp.	495,700	17,394
Hawaiian Electric Industries, Inc. (d)	614,800	15,265
NV Energy, Inc.	1,666,900	26,287
PNM Resources, Inc.	1,319,200	21,806
		80,752
Gas Utilities - 1.7%
National Fuel Gas Co.	210,200	15,143
UGI Corp.	923,600	30,276
		45,419
Multi-Utilities - 1.1%
OGE Energy Corp.	575,000	29,365
TOTAL UTILITIES		155,536
TOTAL COMMON STOCKS (Cost $2,444,600)		2,603,517
Investment Companies - 0.4%

Ashmore Global Opportunities Ltd. (e) (Cost $13,115)	1,383,176	11,307
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 6/30/11 (f) (Cost $4,400)	$ 4,400	4,400
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	88,051,267	$ 88,051
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	36,531,791	36,532
TOTAL MONEY MARKET FUNDS (Cost $124,583)		124,583
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,586,698)		2,743,807
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(59,356)
NET ASSETS - 100%		$ 2,684,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
105 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 10,496	$ 57

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 100
Fidelity Securities Lending Cash Central Fund	96
Total	$ 196
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ 32,933	$ -	$ 21,766	$ 267	$ 11,307
Iridium Communications, Inc.*	35,667	-	31,223	-	-
Total	$ 68,600	$ -	$ 52,989	$ 267	$ 11,307
* Includes Common Stocks and Warrants.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 341,406	$ 341,406	$ -	$ -
Consumer Staples	104,039	104,039	-	-
Energy	185,644	185,644	-	-
Financials	500,323	500,323	-	-
Health Care	290,364	290,364	-	-
Industrials	372,581	372,581	-	-
Information Technology	431,691	431,691	-	-
Materials	207,244	207,244	-	-
Telecommunication Services	14,689	14,689	-	-
Utilities	155,536	155,536	-	-
Investment Companies	11,307	11,307	-	-
U.S. Government and Government Agency Obligations	4,400	-	4,400	-
Money Market Funds	124,583	124,583	-	-
Total Investments in Securities:	$ 2,743,807	$ 2,739,407	$ 4,400	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 57	$ 57	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 43,436
Total Realized Gain (Loss)	(1,986)
Total Unrealized Gain (Loss)	494
Cost of Purchases	-
Proceeds of Sales	(9,011)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(32,933)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 57	$ -
Total Value of Derivatives	$ 57	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
United Kingdom	3.0%
Ireland	2.8%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	6.1%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,426,171,000 of which $1,278,000,000 and $148,171,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,075) - See accompanying schedule: Unaffiliated issuers (cost $2,449,000)	$ 2,607,917
Fidelity Central Funds (cost $124,583)	124,583
Other affiliated issuers (cost $13,115)	11,307
Total Investments (cost $2,586,698)		$ 2,743,807
Receivable for investments sold		9,311
Receivable for fund shares sold		3,192
Dividends receivable		2,748
Distributions receivable from Fidelity Central Funds		42
Receivable for daily variation on futures contracts		108
Prepaid expenses		1
Other receivables		115
Total assets		2,759,324

Liabilities
Payable to custodian bank	$ 1,939
Payable for investments purchased	26,149
Payable for fund shares redeemed	7,760
Accrued management fee	713
Distribution and service plan fees payable	885
Other affiliated payables	588
Other payables and accrued expenses	307
Collateral on securities loaned, at value	36,532
Total liabilities		74,873

Net Assets		$ 2,684,451
Net Assets consist of:
Paid in capital		$ 3,398,478
Undistributed net investment income		4,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(875,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,871
Net Assets		$ 2,684,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($883,689 ÷ 41,254 shares)	$ 21.42

Maximum offering price per share (100/94.25 of $21.42)	$ 22.73
Class T: Net Asset Value and redemption price per share ($1,220,170 ÷ 56,466 shares)	$ 21.61

Maximum offering price per share (100/96.50 of $21.61)	$ 22.39
Class B: Net Asset Value and offering price per share ($43,563 ÷ 2,163 shares)A	$ 20.14

Class C: Net Asset Value and offering price per share ($189,458 ÷ 9,402 shares)A	$ 20.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($347,571 ÷ 15,554 shares)	$ 22.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $267 earned from other affiliated issuers)		$ 11,145
Special dividends		6,661
Income from Fidelity Central Funds		196
Total income		18,002

Expenses
Management fee Basic fee	$ 7,840
Performance adjustment	(3,466)
Transfer agent fees	3,242
Distribution and service plan fees	5,546
Accounting and security lending fees	426
Custodian fees and expenses	68
Independent trustees' compensation	8
Registration fees	66
Audit	29
Legal	7
Interest	1
Miscellaneous	18
Total expenses before reductions	13,785
Expense reductions	(295)	13,490
Net investment income (loss)		4,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	560,414
Other affiliated issuers	(927)
Foreign currency transactions	58
Futures contracts	1,241
Total net realized gain (loss)		560,786
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,664)
Assets and liabilities in foreign currencies	29
Futures contracts	57
Total change in net unrealized appreciation (depreciation)		(261,578)
Net gain (loss)		299,208
Net increase (decrease) in net assets resulting from operations		$ 303,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,512	$ (7,179)
Net realized gain (loss)	560,786	461,685
Change in net unrealized appreciation (depreciation)	(261,578)	124,206
Net increase (decrease) in net assets resulting from operations	303,720	578,712
Distributions to shareholders from net investment income	-	(3,028)
Distributions to shareholders from net realized gain	-	(4,334)
Total distributions	-	(7,362)
Share transactions - net increase (decrease)	(463,837)	(788,496)
Total increase (decrease) in net assets	(160,117)	(217,146)

Net Assets
Beginning of period	2,844,568	3,061,714
End of period (including undistributed net investment income of $4,512 and $0, respectively)	$ 2,684,451	$ 2,844,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31
Income from Investment Operations
Net investment income (loss) E	.04 H	(.02)	.03	- J	(.12)	(.06)
Net realized and unrealized gain (loss)	2.16	3.55	5.20	(12.94)	3.02	3.26
Total from investment operations	2.20	3.53	5.23	(12.94)	2.90	3.20
Distributions from net investment income	-	(.03) K	-	-	-	-
Distributions from net realized gain	-	(.03) K	-	(3.47)	(2.07)	(3.41)
Total distributions	-	(.06)	-	(3.47)	(2.07)	(3.41)
Net asset value, end of period	$ 21.42	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Total Return B, C, D	11.45%	22.48%	49.71%	(55.09)%	11.97%	13.57%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.86%	.83%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	.86% A	.86%	.83%	1.10%	1.10%	1.10%
Expenses net of all reductions	.84% A	.84%	.81%	1.08%	1.09%	1.08%
Net investment income (loss)	.43% A,H	(.12)%	.25%	.01%	(.44)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 884	$ 945	$ 906	$ 712	$ 1,850	$ 1,646
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48
Income from Investment Operations
Net investment income (loss) E	.03 H	(.05)	.01	(.03)	(.17)	(.10)
Net realized and unrealized gain (loss)	2.17	3.59	5.24	(13.08)	3.04	3.28
Total from investment operations	2.20	3.54	5.25	(13.11)	2.87	3.18
Distributions from net realized gain	-	(.02) J	-	(3.41)	(2.02)	(3.35)
Net asset value, end of period	$ 21.61	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Total Return B, C, D	11.33%	22.31%	49.34%	(55.14)%	11.73%	13.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.03%	1.02%	1.28%	1.30%	1.28%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.02%	1.28%	1.30%	1.28%
Expenses net of all reductions	1.04% A	1.01%	.99%	1.27%	1.29%	1.26%
Net investment income (loss)	.24% A,H	(.30)%	.07%	(.17)%	(.63)%	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,220	$ 1,282	$ 1,520	$ 1,368	$ 3,946	$ 4,055
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.15)	(.06)	(.15)	(.32)	(.25)
Net realized and unrealized gain (loss)	2.02	3.37	4.94	(12.38)	2.92	3.14
Total from investment operations	1.99	3.22	4.88	(12.53)	2.60	2.89
Distributions from net realized gain	-	-	-	(3.22)	(1.86)	(3.18)
Net asset value, end of period	$ 20.14	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Total Return B, C, D	10.96%	21.57%	48.56%	(55.43)%	11.08%	12.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.63%	1.59%	1.89%	1.91%	1.92%
Expenses net of fee waivers, if any	1.66% A	1.63%	1.59%	1.89%	1.91%	1.92%
Expenses net of all reductions	1.64% A	1.61%	1.57%	1.88%	1.90%	1.90%
Net investment income (loss)	(.36)% A,H	(.90)%	(.51)%	(.78)%	(1.24)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 75	$ 131	$ 162	$ 621	$ 763
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.14)	(.06)	(.14)	(.30)	(.24)
Net realized and unrealized gain (loss)	2.03	3.36	4.94	(12.37)	2.91	3.14
Total from investment operations	2.00	3.22	4.88	(12.51)	2.61	2.90
Distributions from net realized gain	-	-	-	(3.26)	(1.88)	(3.19)
Net asset value, end of period	$ 20.15	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Total Return B, C, D	11.02%	21.57%	48.56%	(55.39)%	11.13%	12.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.60%	1.58%	1.85%	1.86%	1.86%
Expenses net of fee waivers, if any	1.61% A	1.60%	1.58%	1.85%	1.86%	1.86%
Expenses net of all reductions	1.59% A	1.58%	1.55%	1.84%	1.85%	1.84%
Net investment income (loss)	(.31)% A,H	(.86)%	(.50)%	(.74)%	(1.19)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 189	$ 186	$ 161	$ 486	$ 525
Portfolio turnover rate G	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04
Income from Investment Operations
Net investment income (loss) D	.08 G	.04	.08	.07	(.04)	.02
Net realized and unrealized gain (loss)	2.25	3.69	5.40	(13.41)	3.11	3.35
Total from investment operations	2.33	3.73	5.48	(13.34)	3.07	3.37
Distributions from net investment income	-	(.08) I	-	-	-	-
Distributions from net realized gain	-	(.03) I	-	(3.55)	(2.16)	(3.51)
Total distributions	-	(.11)	-	(3.55)	(2.16)	(3.51)
Net asset value, end of period	$ 22.35	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Total Return B, C	11.64%	22.86%	50.18%	(54.92)%	12.29%	13.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.54%	.50%	.79%	.80%	.78%
Expenses net of fee waivers, if any	.57% A	.54%	.50%	.79%	.80%	.78%
Expenses net of all reductions	.55% A	.52%	.47%	.77%	.80%	.76%
Net investment income (loss)	.73% A,G	.20%	.59%	.32%	(.14)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 354	$ 319	$ 267	$ 1,006	$ 804
Portfolio turnover rate F	261% A	141%	244%	199%	101%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In April 2011, the Board of Trustees approved a change in the name of Fidelity Advisor Mid Cap Fund to Fidelity Advisor Stock Selector Mid Cap Fund effective August 1, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

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3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclasses for the year ended November 30, 2010.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 195,072
Gross unrealized depreciation	(39,224)
Net unrealized appreciation (depreciation) on securities and other investments	$ 155,848
Tax cost	$ 2,587,959

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $1,241 and a change in net unrealized appreciation (depreciation) of $57 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,533,793 and $4,008,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,160	$ 16
Class T	.25%	.25%	3,132	19
Class B	.75%	.25%	297	223
Class C	.75%	.25%	957	57
			$ 5,546	$ 315

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	13
Class B*	33
Class C*	2
$ 78

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,205.26
Class T	1,304.21
Class B	90.30
Class C	241.25
Institutional Class	402.22
	$ 3,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,341.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $96. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 1,569
Institutional Class	-	1,459
Total	$ -	$ 3,028
From net realized gain
Class A	$ -	$ 1,745
Class T	-	1,999
Institutional Class	-	590
Total	$ -	$ 4,334

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	4,132	9,565	$ 84,331	$ 164,859
Reinvestment of distributions	-	198	-	3,145
Shares redeemed	(12,037)	(18,100)	(247,550)	(307,931)
Net increase (decrease)	(7,905)	(8,337)	$ (163,219)	$ (139,927)
Class T
Shares sold	4,146	12,668	$ 85,283	$ 219,338
Reinvestment of distributions	-	121	-	1,943
Shares redeemed	(13,709)	(42,409)	(282,737)	(730,380)
Net increase (decrease)	(9,563)	(29,620)	$ (197,454)	$ (509,099)
Class B
Shares sold	17	208	$ 315	$ 3,335
Shares redeemed	(1,965)	(4,862)	(37,867)	(78,978)
Net increase (decrease)	(1,948)	(4,654)	$ (37,552)	$ (75,643)
Class C
Shares sold	282	838	$ 5,435	$ 13,829
Shares redeemed	(1,307)	(2,888)	(25,187)	(46,647)
Net increase (decrease)	(1,025)	(2,050)	$ (19,752)	$ (32,818)
Institutional Class
Shares sold	3,699	4,053	$ 78,724	$ 71,645
Reinvestment of distributions	-	112	-	1,850
Shares redeemed	(5,829)	(5,923)	(124,584)	(104,504)
Net increase (decrease)	(2,130)	(1,758)	$ (45,860)	$ (31,009)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0711
1.786800.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.30%
Actual		$ 1,000.00	$ 1,187.10	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.51%
Actual		$ 1,000.00	$ 1,186.10	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.59
Class B	2.10%
Actual		$ 1,000.00	$ 1,182.90	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.46	$ 10.55
Class C	2.05%
Actual		$ 1,000.00	$ 1,182.50	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,189.20	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Universal Health Services, Inc. Class B	3.1	2.7
Omnicare, Inc.	2.9	0.0
Herbalife Ltd.	2.8	2.0
Babcock International Group PLC	2.6	2.2
Tupperware Brands Corp.	2.5	1.4
The Cooper Companies, Inc.	2.4	1.9
JDA Software Group, Inc.	2.1	1.7
ViaSat, Inc.	2.0	2.4
Esterline Technologies Corp.	2.0	1.8
iGate Corp.	2.0	0.0
	24.4
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	32.5
Health Care	20.8	13.0
Industrials	17.9	19.5
Consumer Discretionary	12.3	7.7
Energy	7.0	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 98.8%		Stocks 92.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	24.2%	** Foreign investments	20.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Diversified Consumer Services - 1.1%
Best Bridal, Inc. (e)	12,367	$ 9,635
Global Education & Technology Group Ltd. ADR (a)(d)	1,122,023	6,541
Matthews International Corp. Class A	457,021	17,865
Meiko Network Japan Co. Ltd. (e)	2,530,000	23,696
		57,737
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)(e)	2,560,620	42,455
Brinker International, Inc.	679,200	17,510
CEC Entertainment, Inc.	508,657	20,697
Cracker Barrel Old Country Store, Inc.	549,200	26,021
Einstein Noah Restaurant Group, Inc. (e)	1,354,629	20,319
Grand Korea Leisure Co. Ltd.	1,296,040	20,489
Toridoll Corp. (e)	9,862	12,012
		159,503
Household Durables - 3.1%
Man Wah Holdings Ltd.	30,616,000	34,997
Tupperware Brands Corp.	2,002,843	131,106
		166,103
Specialty Retail - 3.7%
Aeropostale, Inc. (a)	3,055,900	57,757
Ascena Retail Group, Inc. (a)	2,538,348	84,933
Charming Shoppes, Inc. (a)(e)	6,300,079	26,082
Gulliver International Co. Ltd.	131,660	5,088
Jumbo SA	2,750,307	20,971
		194,831
Textiles, Apparel & Luxury Goods - 1.4%
Warnaco Group, Inc. (a)	813,791	44,881
XTEP International Holdings Ltd.	33,978,500	26,083
		70,964
TOTAL CONSUMER DISCRETIONARY		649,138
CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	560,000	28,235
Casey's General Stores, Inc.	669,000	27,730
Ingles Markets, Inc. Class A	225,000	4,005
		59,970
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
TreeHouse Foods, Inc. (a)	308,663	$ 18,807
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (a)	1,671,200	60,113
Personal Products - 4.1%
Atrium Innovations, Inc. (a)(e)	2,003,920	33,400
Herbalife Ltd.	2,659,800	149,694
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	34,880
		217,974
TOTAL CONSUMER STAPLES		356,864
ENERGY - 7.0%
Energy Equipment & Services - 6.2%
Cal Dive International, Inc. (a)	4,296,420	27,970
Cathedral Energy Services Ltd. (e)	2,657,000	20,292
Natural Gas Services Group, Inc. (a)	354,160	6,375
Superior Energy Services, Inc. (a)	1,913,100	71,684
TETRA Technologies, Inc. (a)(e)	7,097,900	96,815
Unit Corp. (a)	983,100	56,617
Vantage Drilling Co. (a)	9,635,683	19,271
Western Energy Services Corp. (a)(e)	50,390,500	20,802
Western Energy Services Corp. (a)(e)(f)	21,614,400	8,923
		328,749
Oil, Gas & Consumable Fuels - 0.8%
Resolute Energy Corp. (a)(d)	2,497,163	43,451
TOTAL ENERGY		372,200
FINANCIALS - 4.8%
Capital Markets - 2.3%
AllianceBernstein Holding LP	1,781,300	37,087
Artio Global Investors, Inc. Class A (d)	2,101,000	29,393
Gleacher & Co., Inc. (a)	5,242,051	11,690
Knight Capital Group, Inc. Class A (a)	3,659,500	45,158
		123,328
Commercial Banks - 0.3%
Banco ABC Brasil SA	2,224,100	16,993
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.2%
Delphi Financial Group, Inc. Class A	1,104,416	$ 32,216
National Financial Partners Corp. (a)	2,177,671	28,462
		60,678
Real Estate Management & Development - 1.0%
Housing Development and Infrastructure Ltd. (a)	12,918,812	48,220
Relo Holdings Corp.	330,300	6,167
		54,387
TOTAL FINANCIALS		255,386
HEALTH CARE - 20.8%
Health Care Equipment & Supplies - 3.7%
COLTENE Holding AG (e)	346,700	21,138
Cutera, Inc. (a)(e)	1,284,550	11,741
Guerbet	125,000	13,959
Orthofix International NV (a)	514,000	20,987
The Cooper Companies, Inc.	1,671,300	125,197
		193,022
Health Care Providers & Services - 14.0%
AmSurg Corp. (a)(e)	2,305,267	59,729
Centene Corp. (a)	1,021,555	35,550
HealthSouth Corp. (a)	3,533,221	99,178
Healthways, Inc. (a)(e)	3,326,697	53,926
Molina Healthcare, Inc. (a)(e)	2,407,376	65,432
Omnicare, Inc. (d)	4,954,726	155,777
United Drug PLC (Ireland)	9,699,710	31,538
Universal Health Services, Inc. Class B	3,018,000	164,447
Wellcare Health Plans, Inc. (a)	1,554,700	76,569
		742,146
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(e)	3,891,033	24,669
Pharmaceuticals - 2.6%
Meda AB (A Shares) (d)	9,172,835	102,388
Vetoquinol SA	426,006	18,289
Yuhan Corp.	154,255	19,309
		139,986
TOTAL HEALTH CARE		1,099,823
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.9%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc.	703,196	$ 50,300
Esterline Technologies Corp. (a)	1,402,381	106,048
Moog, Inc. Class A (a)	1,332,348	54,693
QinetiQ Group PLC (a)	16,862,605	31,788
Teledyne Technologies, Inc. (a)	576,796	28,321
		271,150
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	1,269,087	28,212
Commercial Services & Supplies - 3.4%
Babcock International Group PLC	12,169,303	138,023
The Geo Group, Inc. (a)	1,585,300	38,983
		177,006
Construction & Engineering - 1.6%
MasTec, Inc. (a)	3,211,183	67,595
Mirait Holdings Corp. (a)	2,187,500	17,060
		84,655
Electrical Equipment - 1.1%
GrafTech International Ltd. (a)	2,745,258	58,035
Industrial Conglomerates - 0.4%
DCC PLC (Ireland)	751,820	23,201
Machinery - 0.5%
John Bean Technologies Corp.	1,345,300	26,422
Professional Services - 5.3%
Benefit One, Inc. (e)	13,358	8,845
CBIZ, Inc. (a)(d)(e)	5,563,124	42,558
en-japan, Inc.	6,830	10,066
FTI Consulting, Inc. (a)(d)(e)	2,356,500	89,948
Navigant Consulting, Inc. (a)(e)	2,635,800	26,622
Stantec, Inc. (a)	595,000	18,189
Towers Watson & Co.	1,118,173	70,948
VSE Corp. (e)	513,186	13,517
		280,693
TOTAL INDUSTRIALS		949,374
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 3.1%
DG FastChannel, Inc. (a)	1,266,531	44,810
Emulex Corp. (a)	1,020,319	9,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Mitsui Knowledge Industry Co. Ltd.	19,962	$ 2,939
ViaSat, Inc. (a)(e)	2,426,068	107,402
		164,640
Electronic Equipment & Components - 3.6%
Benchmark Electronics, Inc. (a)(e)	3,244,628	56,067
Electro Scientific Industries, Inc. (a)(e)	1,755,340	31,596
Insight Enterprises, Inc. (a)(e)	4,104,333	68,830
PC Connection, Inc. (a)	1,079,276	9,422
Vishay Precision Group, Inc. (a)(e)	1,230,606	22,434
		188,349
Internet Software & Services - 1.6%
Macromill, Inc.	679,800	6,347
Open Text Corp. (a)	847,800	55,254
Perficient, Inc. (a)(e)	2,237,500	24,948
		86,549
IT Services - 10.4%
Acxiom Corp. (a)(e)	5,485,710	75,429
Broadridge Financial Solutions, Inc.	2,377,026	54,386
CACI International, Inc. Class A (a)	1,314,900	83,930
Convergys Corp. (a)	646,033	8,256
Euronet Worldwide, Inc. (a)(e)	3,884,800	67,168
Groupe Steria SCA (d)(e)	1,780,415	53,740
iGate Corp. (d)(e)	5,625,850	103,797
MindTree Consulting Ltd.	834,563	6,578
Sopra Group SA	188,480	22,379
TNS, Inc. (a)(e)	2,621,000	43,063
WNS Holdings Ltd. sponsored ADR (a)(d)	3,441,306	32,073
		550,799
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,500,619	20,979
Axell Corp. (d)	202,100	3,970
BCD Semiconductor Manufacturing Ltd. ADR	240,245	1,970
centrotherm photovoltaics AG (d)	620,321	30,763
Diodes, Inc. (a)	453,847	13,252
DSP Group, Inc. (a)(e)	1,977,465	16,334
GT Solar International, Inc. (a)(d)	754,971	9,633
Melfas, Inc.	697,359	26,381
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Shinkawa Ltd.	223,700	$ 1,878
Silicon Image, Inc. (a)	3,861,173	29,268
		154,428
Software - 6.3%
Deltek, Inc. (a)	2,175,645	16,209
EPIQ Systems, Inc. (e)	3,300,505	49,376
Infotech Enterprises Ltd.	727,323	2,277
JDA Software Group, Inc. (a)(e)	3,347,403	110,565
NIIT Technologies Ltd. (e)	3,717,882	15,259
Progress Software Corp. (a)	2,813,101	76,151
S1 Corp. (a)(e)	3,057,080	22,256
Simplex Holdings, Inc.	22,286	9,837
SWORD Group (d)(e)	636,565	20,121
Zensar Technologies Ltd. (e)	2,199,116	8,577
		330,628
TOTAL INFORMATION TECHNOLOGY		1,475,393
MATERIALS - 1.3%
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(e)	1,257,905	23,246
Reliance Steel & Aluminum Co.	866,400	44,628
		67,874
TOTAL COMMON STOCKS (Cost $4,135,547)		5,226,052
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,093,833	$ 89,094
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	118,787,610	118,788
TOTAL MONEY MARKET FUNDS (Cost $207,882)		207,882
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $4,343,429)		5,433,934
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(141,562)
NET ASSETS - 100%		$ 5,292,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,923,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Fidelity Securities Lending Cash Central Fund	698
Total	$ 867
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 19,045	$ -	$ -	$ -	$ 23,246
Acxiom Corp.	93,312	-	-	-	75,429
AFC Enterprises, Inc.	33,810	216	-	-	42,455
Alliant Techsystems, Inc.	129,005	3,269	79,928	228	-
Alpha & Omega Semiconductor Ltd.	-	20,694	-	-	20,979
AmSurg Corp.	42,371	-	-	-	59,729
Atlas Pipeline Holdings LP	31,768	363	36,006	87	-
Atrium Innovations, Inc.	16,359	13,296	-	-	33,400
Benchmark Electronics, Inc.	51,083	1,196	-	-	56,067
Benefit One, Inc.	9,541	344	-	370	8,845
Best Bridal, Inc.	5,858	5,034	-	116	9,635
Cathedral Energy Services Ltd.	-	25,423	-	139	20,292
CBIZ, Inc.	33,490	-	-	-	42,558
Charming Shoppes, Inc.	23,972	-	-	-	26,082
COLTENE Holding AG	22,454	-	3,893	718	21,138
Cutera, Inc.	9,005	-	-	-	11,741
Cynosure, Inc. Class A	6,953	-	9,783	-	-
DSP Group, Inc.	15,128	-	-	-	16,334
Einstein Noah Restaurant Group, Inc.	17,312	-	-	339	20,319
Electro Scientific Industries, Inc.	25,906	348	-	-	31,596
EPIQ Systems, Inc.	41,308	810	-	231	49,376
eResearchTechnology, Inc.	20,196	1,885	-	-	24,669
Euronet Worldwide, Inc.	52,981	10,875	-	-	67,168
FTI Consulting, Inc.	79,470	4,728	-	-	89,948
Groupe Steria SCA	40,568	349	-	-	53,740
GT Solar International, Inc.	72,583	5,643	117,245	-	-
HealthSouth Corp.	81,931	5,408	31,650	-	-
Healthways, Inc.	32,103	-	-	-	53,926
iGate Corp.	-	97,809	-	-	103,797
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Insight Enterprises, Inc.	$ 44,278	$ 10,124	$ -	$ -	$ 68,830
JDA Software Group, Inc.	74,232	15,685	-	-	110,565
Meiko Network Japan Co. Ltd.	20,739	-	-	285	23,696
Mercer Insurance Group, Inc.	12,315	-	18,535	66	-
Molina Healthcare, Inc.	41,052	1,157	2,174	-	65,432
Natural Gas Services Group, Inc.	16,018	-	11,201	-	-
Navigant Consulting, Inc.	-	25,656	-	-	26,622
NIIT Technologies Ltd.	16,748	240	-	-	15,259
Perficient, Inc.	25,239	-	-	-	24,948
Premiere Global Services, Inc.	24,091	-	24,689	-	-
Prestige Brands Holdings, Inc.	31,544	262	-	-	34,880
RC2 Corp.	31,911	1,617	42,161	-	-
S1 Corp.	19,382	-	-	-	22,256
Silicon Image, Inc.	37,763	1,746	10,852	-	-
Spice PLC	26,362	-	26,574	-	-
SWORD Group	20,183	-	-	529	20,121
TETRA Technologies, Inc.	82,566	-	5,711	-	96,815
TNS, Inc.	50,266	115	-	-	43,063
Toridoll Corp.	9,470	3,190	-	231	12,012
ViaSat, Inc.	104,922	1,498	6,304	-	107,402
Vishay Precision Group, Inc.	20,613	-	-	-	22,434
VSE Corp.	15,585	-	-	62	13,517
Western Energy Services Corp.	-	17,782	-	-	20,802
Western Energy Services Corp.	-	8,703	-	-	8,923
Zensar Technologies Ltd.	6,874	906	-	-	8,577
Total	$ 1,739,665	$ 286,371	$ 426,706	$ 3,401	$ 1,708,623
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 649,138	$ 598,707	$ 50,431	$ -
Consumer Staples	356,864	356,864	-	-
Energy	372,200	372,200	-	-
Financials	255,386	249,219	6,167	-
Health Care	1,099,823	1,099,823	-	-
Industrials	949,374	913,403	35,971	-
Information Technology	1,475,393	1,450,422	24,971	-
Materials	67,874	67,874	-	-
Money Market Funds	207,882	207,882	-	-
Total Investments in Securities:	$ 5,433,934	$ 5,316,394	$ 117,540	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.8%
Cayman Islands	3.8%
United Kingdom	3.2%
Canada	2.9%
France	2.4%
Japan	2.3%
Sweden	1.9%
India	1.6%
Korea (South)	1.3%
Bermuda	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,330) - See accompanying schedule: Unaffiliated issuers (cost $2,671,995)	$ 3,517,429
Fidelity Central Funds (cost $207,882)	207,882
Other affiliated issuers (cost $1,463,552)	1,708,623
Total Investments (cost $4,343,429)		$ 5,433,934
Foreign currency held at value (cost $171)		172
Receivable for investments sold		4,352
Receivable for fund shares sold		6,133
Dividends receivable		3,652
Distributions receivable from Fidelity Central Funds		403
Prepaid expenses		2
Other receivables		40
Total assets		5,448,688

Liabilities
Payable for investments purchased	$ 22,017
Payable for fund shares redeemed	8,314
Accrued management fee	3,525
Distribution and service plan fees payable	1,393
Other affiliated payables	1,058
Other payables and accrued expenses	1,221
Collateral on securities loaned, at value	118,788
Total liabilities		156,316

Net Assets		$ 5,292,372
Net Assets consist of:
Paid in capital		$ 3,939,409
Accumulated net investment loss		(16,202)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		279,773
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,089,392
Net Assets		$ 5,292,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,768,817 ÷ 64,497.2 shares)	$ 27.42

Maximum offering price per share (100/94.25 of $27.42)	$ 29.09
Class T: Net Asset Value and redemption price per share ($1,541,344 ÷ 58,235.5 shares)	$ 26.47

Maximum offering price per share (100/96.50 of $26.47)	$ 27.43
Class B: Net Asset Value and offering price per share ($74,984 ÷ 3,106.7 shares)A	$ 24.14

Class C: Net Asset Value and offering price per share ($401,310 ÷ 16,460.5 shares)A	$ 24.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,505,917 ÷ 52,404.0 shares)	$ 28.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $3,401 earned from other affiliated issuers)		$ 16,406
Income from Fidelity Central Funds		867
Total income		17,273

Expenses
Management fee Basic fee	$ 17,613
Performance adjustment	1,364
Transfer agent fees	5,694
Distribution and service plan fees	8,058
Accounting and security lending fees	549
Custodian fees and expenses	152
Independent trustees' compensation	12
Registration fees	109
Audit	45
Legal	7
Interest	1
Miscellaneous	18
Total expenses before reductions	33,622
Expense reductions	(147)	33,475
Net investment income (loss)		(16,202)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,720
Other affiliated issuers	55,524
Foreign currency transactions	(421)
Total net realized gain (loss)		279,823
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,129)	568,575
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		568,620
Net gain (loss)		848,443
Net increase (decrease) in net assets resulting from operations		$ 832,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,202)	$ (27,575)
Net realized gain (loss)	279,823	452,684
Change in net unrealized appreciation (depreciation)	568,620	187,989
Net increase (decrease) in net assets resulting from operations	832,241	613,098
Distributions to shareholders from net realized gain	(248,271)	-
Share transactions - net increase (decrease)	273,334	(42,478)
Total increase (decrease) in net assets	857,304	570,620

Net Assets
Beginning of period	4,435,068	3,864,448
End of period (including accumulated net investment loss of $16,202 and undistributed net investment income of $0, respectively)	$ 5,292,372	$ 4,435,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.03)	.06	.04	(.11)
Net realized and unrealized gain (loss)	4.48	3.48	4.09	(6.54)	2.61	2.37
Total from investment operations	4.40	3.35	4.06	(6.48)	2.65	2.26
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Total distributions	(1.33)	-	(.75)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 27.42	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38
Total Return B, C, D	18.71%	15.95%	24.04%	(26.81)%	11.73%	9.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.44%	1.53%	1.35%	1.31%	1.32%
Expenses net of fee waivers, if any	1.30% A	1.40%	1.40%	1.35%	1.31%	1.32%
Expenses net of all reductions	1.30% A	1.40%	1.40%	1.34%	1.30%	1.28%
Net investment income (loss)	(.61)% A	(.58)%	(.16)%	.27%	.15%	(.46)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,769	$ 1,501	$ 1,223	$ 802	$ 1,012	$ 805
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22
Income from Investment Operations
Net investment income (loss) E	(.10)	(.18)	(.07)	.02	(.01)	(.15)
Net realized and unrealized gain (loss)	4.33	3.38	3.96	(6.36)	2.55	2.32
Total from investment operations	4.23	3.20	3.89	(6.34)	2.54	2.17
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 26.47	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86
Total Return B, C, D	18.61%	15.71%	23.69%	(26.93)%	11.51%	9.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.63%	1.74%	1.54%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.63%	1.65%	1.54%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.63%	1.65%	1.53%	1.49%	1.46%
Net investment income (loss)	(.81)% A	(.81)%	(.41)%	.08%	(.04)%	(.64)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,541	$ 1,356	$ 1,277	$ 1,020	$ 1,515	$ 1,521
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.15)	(.10)	(.14)	(.28)
Net realized and unrealized gain (loss)	3.97	3.11	3.67	(5.94)	2.41	2.22
Total from investment operations	3.81	2.84	3.52	(6.04)	2.27	1.94
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 24.14	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65
Total Return B, C, D	18.29%	15.09%	23.10%	(27.38)%	10.88%	8.75%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10% A	2.22%	2.31%	2.11%	2.09%	2.12%
Expenses net of fee waivers, if any	2.10% A	2.15%	2.15%	2.11%	2.09%	2.12%
Expenses net of all reductions	2.09% A	2.14%	2.15%	2.10%	2.08%	2.08%
Net investment income (loss)	(1.40)% A	(1.33)%	(.91)%	(.50)%	(.63)%	(1.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 76	$ 89	$ 87	$ 159	$ 221
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.15)	(.10)	(.14)	(.27)
Net realized and unrealized gain (loss)	4.00	3.14	3.71	(5.99)	2.43	2.23
Total from investment operations	3.84	2.87	3.56	(6.09)	2.29	1.96
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 24.38	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82
Total Return B, C, D	18.25%	15.11%	23.15%	(27.37)%	10.89%	8.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.18%	2.28%	2.10%	2.06%	2.07%
Expenses net of fee waivers, if any	2.05% A	2.15%	2.15%	2.10%	2.06%	2.07%
Expenses net of all reductions	2.04% A	2.14%	2.15%	2.09%	2.05%	2.04%
Net investment income (loss)	(1.35)% A	(1.33)%	(.91)%	(.48)%	(.60)%	(1.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 336	$ 299	$ 214	$ 306	$ 311
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	.02	.14	.12	(.03)
Net realized and unrealized gain (loss)	4.69	3.63	4.24	(6.80)	2.70	2.44
Total from investment operations	4.65	3.56	4.26	(6.66)	2.82	2.41
Distributions from net investment income	-	-	(.10)	-	-	-
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.98)	(4.53)
Total distributions	(1.33)	-	(.82)	(.95)	(1.98)	(4.53)
Net asset value, end of period	$ 28.74	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19
Total Return B, C	18.92%	16.29%	24.31%	(26.56)%	12.09%	9.99%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.12%	1.21%	1.03%	.99%	.97%
Expenses net of fee waivers, if any	1.00% A	1.12%	1.15%	1.03%	.99%	.97%
Expenses net of all reductions	1.00% A	1.12%	1.15%	1.01%	.98%	.94%
Net investment income (loss)	(.30)% A	(.30)%	.09%	.59%	.47%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,506	$ 1,165	$ 977	$ 555	$ 600	$ 523
Portfolio turnover rate F	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,269,938
Gross unrealized depreciation	(179,433)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,090,505

Tax cost	$ 4,343,429

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,279,321 and $1,018,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,085	$ 52
Class T	.25%	.25%	3,698	11
Class B	.75%	.25%	388	292
Class C	.75%	.25%	1,887	236
			$ 8,058	$ 591

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 146
Class T	29
Class B*	72
Class C*	7
$ 254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,150.26
Class T	1,542.21
Class B	117.30
Class C	472.25
Institutional Class	1,413.20
	$ 5,694

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,583.41%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $698. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net realized gain
Class A	$ 83,146	$ -
Class T	76,997	-
Class B	4,671	-
Class C	20,749	-
Institutional Class	62,708	-
Total	$ 248,271	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	10,285	19,707	$ 266,975	$ 444,735
Reinvestment of distributions	3,050	-	75,797	-
Shares redeemed	(10,469)	(16,327)	(271,705)	(367,475)
Net increase (decrease)	2,866	3,380	$ 71,067	$ 77,260
Class T
Shares sold	7,259	13,751	$ 181,847	$ 300,520
Reinvestment of distributions	3,062	-	73,533	-
Shares redeemed	(9,626)	(18,871)	(241,040)	(412,437)
Net increase (decrease)	695	(5,120)	$ 14,340	$ (111,917)
Class B
Shares sold	53	525	$ 1,214	$ 10,469
Reinvestment of distributions	196	-	4,305	-
Shares redeemed	(669)	(1,701)	(15,309)	(34,286)
Net increase (decrease)	(420)	(1,176)	$ (9,790)	$ (23,817)
Class C
Shares sold	2,021	3,193	$ 46,607	$ 64,963
Reinvestment of distributions	836	-	18,565	-
Shares redeemed	(1,775)	(3,553)	(41,079)	(72,009)
Net increase (decrease)	1,082	(360)	$ 24,093	$ (7,046)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	11,529	15,966	$ 310,406	$ 373,958
Reinvestment of distributions	2,061	-	53,560	-
Shares redeemed	(7,027)	(14,822)	(190,342)	(350,916)
Net increase (decrease)	6,563	1,144	$ 173,624	$ 23,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0711
1.786801.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.30%
Actual		$ 1,000.00	$ 1,187.10	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.51%
Actual		$ 1,000.00	$ 1,186.10	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.59
Class B	2.10%
Actual		$ 1,000.00	$ 1,182.90	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.46	$ 10.55
Class C	2.05%
Actual		$ 1,000.00	$ 1,182.50	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,189.20	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Universal Health Services, Inc. Class B	3.1	2.7
Omnicare, Inc.	2.9	0.0
Herbalife Ltd.	2.8	2.0
Babcock International Group PLC	2.6	2.2
Tupperware Brands Corp.	2.5	1.4
The Cooper Companies, Inc.	2.4	1.9
JDA Software Group, Inc.	2.1	1.7
ViaSat, Inc.	2.0	2.4
Esterline Technologies Corp.	2.0	1.8
iGate Corp.	2.0	0.0
	24.4
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	32.5
Health Care	20.8	13.0
Industrials	17.9	19.5
Consumer Discretionary	12.3	7.7
Energy	7.0	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 98.8%		Stocks 92.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	24.2%	** Foreign investments	20.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Diversified Consumer Services - 1.1%
Best Bridal, Inc. (e)	12,367	$ 9,635
Global Education & Technology Group Ltd. ADR (a)(d)	1,122,023	6,541
Matthews International Corp. Class A	457,021	17,865
Meiko Network Japan Co. Ltd. (e)	2,530,000	23,696
		57,737
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)(e)	2,560,620	42,455
Brinker International, Inc.	679,200	17,510
CEC Entertainment, Inc.	508,657	20,697
Cracker Barrel Old Country Store, Inc.	549,200	26,021
Einstein Noah Restaurant Group, Inc. (e)	1,354,629	20,319
Grand Korea Leisure Co. Ltd.	1,296,040	20,489
Toridoll Corp. (e)	9,862	12,012
		159,503
Household Durables - 3.1%
Man Wah Holdings Ltd.	30,616,000	34,997
Tupperware Brands Corp.	2,002,843	131,106
		166,103
Specialty Retail - 3.7%
Aeropostale, Inc. (a)	3,055,900	57,757
Ascena Retail Group, Inc. (a)	2,538,348	84,933
Charming Shoppes, Inc. (a)(e)	6,300,079	26,082
Gulliver International Co. Ltd.	131,660	5,088
Jumbo SA	2,750,307	20,971
		194,831
Textiles, Apparel & Luxury Goods - 1.4%
Warnaco Group, Inc. (a)	813,791	44,881
XTEP International Holdings Ltd.	33,978,500	26,083
		70,964
TOTAL CONSUMER DISCRETIONARY		649,138
CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	560,000	28,235
Casey's General Stores, Inc.	669,000	27,730
Ingles Markets, Inc. Class A	225,000	4,005
		59,970
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
TreeHouse Foods, Inc. (a)	308,663	$ 18,807
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (a)	1,671,200	60,113
Personal Products - 4.1%
Atrium Innovations, Inc. (a)(e)	2,003,920	33,400
Herbalife Ltd.	2,659,800	149,694
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	34,880
		217,974
TOTAL CONSUMER STAPLES		356,864
ENERGY - 7.0%
Energy Equipment & Services - 6.2%
Cal Dive International, Inc. (a)	4,296,420	27,970
Cathedral Energy Services Ltd. (e)	2,657,000	20,292
Natural Gas Services Group, Inc. (a)	354,160	6,375
Superior Energy Services, Inc. (a)	1,913,100	71,684
TETRA Technologies, Inc. (a)(e)	7,097,900	96,815
Unit Corp. (a)	983,100	56,617
Vantage Drilling Co. (a)	9,635,683	19,271
Western Energy Services Corp. (a)(e)	50,390,500	20,802
Western Energy Services Corp. (a)(e)(f)	21,614,400	8,923
		328,749
Oil, Gas & Consumable Fuels - 0.8%
Resolute Energy Corp. (a)(d)	2,497,163	43,451
TOTAL ENERGY		372,200
FINANCIALS - 4.8%
Capital Markets - 2.3%
AllianceBernstein Holding LP	1,781,300	37,087
Artio Global Investors, Inc. Class A (d)	2,101,000	29,393
Gleacher & Co., Inc. (a)	5,242,051	11,690
Knight Capital Group, Inc. Class A (a)	3,659,500	45,158
		123,328
Commercial Banks - 0.3%
Banco ABC Brasil SA	2,224,100	16,993
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.2%
Delphi Financial Group, Inc. Class A	1,104,416	$ 32,216
National Financial Partners Corp. (a)	2,177,671	28,462
		60,678
Real Estate Management & Development - 1.0%
Housing Development and Infrastructure Ltd. (a)	12,918,812	48,220
Relo Holdings Corp.	330,300	6,167
		54,387
TOTAL FINANCIALS		255,386
HEALTH CARE - 20.8%
Health Care Equipment & Supplies - 3.7%
COLTENE Holding AG (e)	346,700	21,138
Cutera, Inc. (a)(e)	1,284,550	11,741
Guerbet	125,000	13,959
Orthofix International NV (a)	514,000	20,987
The Cooper Companies, Inc.	1,671,300	125,197
		193,022
Health Care Providers & Services - 14.0%
AmSurg Corp. (a)(e)	2,305,267	59,729
Centene Corp. (a)	1,021,555	35,550
HealthSouth Corp. (a)	3,533,221	99,178
Healthways, Inc. (a)(e)	3,326,697	53,926
Molina Healthcare, Inc. (a)(e)	2,407,376	65,432
Omnicare, Inc. (d)	4,954,726	155,777
United Drug PLC (Ireland)	9,699,710	31,538
Universal Health Services, Inc. Class B	3,018,000	164,447
Wellcare Health Plans, Inc. (a)	1,554,700	76,569
		742,146
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(e)	3,891,033	24,669
Pharmaceuticals - 2.6%
Meda AB (A Shares) (d)	9,172,835	102,388
Vetoquinol SA	426,006	18,289
Yuhan Corp.	154,255	19,309
		139,986
TOTAL HEALTH CARE		1,099,823
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.9%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc.	703,196	$ 50,300
Esterline Technologies Corp. (a)	1,402,381	106,048
Moog, Inc. Class A (a)	1,332,348	54,693
QinetiQ Group PLC (a)	16,862,605	31,788
Teledyne Technologies, Inc. (a)	576,796	28,321
		271,150
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	1,269,087	28,212
Commercial Services & Supplies - 3.4%
Babcock International Group PLC	12,169,303	138,023
The Geo Group, Inc. (a)	1,585,300	38,983
		177,006
Construction & Engineering - 1.6%
MasTec, Inc. (a)	3,211,183	67,595
Mirait Holdings Corp. (a)	2,187,500	17,060
		84,655
Electrical Equipment - 1.1%
GrafTech International Ltd. (a)	2,745,258	58,035
Industrial Conglomerates - 0.4%
DCC PLC (Ireland)	751,820	23,201
Machinery - 0.5%
John Bean Technologies Corp.	1,345,300	26,422
Professional Services - 5.3%
Benefit One, Inc. (e)	13,358	8,845
CBIZ, Inc. (a)(d)(e)	5,563,124	42,558
en-japan, Inc.	6,830	10,066
FTI Consulting, Inc. (a)(d)(e)	2,356,500	89,948
Navigant Consulting, Inc. (a)(e)	2,635,800	26,622
Stantec, Inc. (a)	595,000	18,189
Towers Watson & Co.	1,118,173	70,948
VSE Corp. (e)	513,186	13,517
		280,693
TOTAL INDUSTRIALS		949,374
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 3.1%
DG FastChannel, Inc. (a)	1,266,531	44,810
Emulex Corp. (a)	1,020,319	9,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Mitsui Knowledge Industry Co. Ltd.	19,962	$ 2,939
ViaSat, Inc. (a)(e)	2,426,068	107,402
		164,640
Electronic Equipment & Components - 3.6%
Benchmark Electronics, Inc. (a)(e)	3,244,628	56,067
Electro Scientific Industries, Inc. (a)(e)	1,755,340	31,596
Insight Enterprises, Inc. (a)(e)	4,104,333	68,830
PC Connection, Inc. (a)	1,079,276	9,422
Vishay Precision Group, Inc. (a)(e)	1,230,606	22,434
		188,349
Internet Software & Services - 1.6%
Macromill, Inc.	679,800	6,347
Open Text Corp. (a)	847,800	55,254
Perficient, Inc. (a)(e)	2,237,500	24,948
		86,549
IT Services - 10.4%
Acxiom Corp. (a)(e)	5,485,710	75,429
Broadridge Financial Solutions, Inc.	2,377,026	54,386
CACI International, Inc. Class A (a)	1,314,900	83,930
Convergys Corp. (a)	646,033	8,256
Euronet Worldwide, Inc. (a)(e)	3,884,800	67,168
Groupe Steria SCA (d)(e)	1,780,415	53,740
iGate Corp. (d)(e)	5,625,850	103,797
MindTree Consulting Ltd.	834,563	6,578
Sopra Group SA	188,480	22,379
TNS, Inc. (a)(e)	2,621,000	43,063
WNS Holdings Ltd. sponsored ADR (a)(d)	3,441,306	32,073
		550,799
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,500,619	20,979
Axell Corp. (d)	202,100	3,970
BCD Semiconductor Manufacturing Ltd. ADR	240,245	1,970
centrotherm photovoltaics AG (d)	620,321	30,763
Diodes, Inc. (a)	453,847	13,252
DSP Group, Inc. (a)(e)	1,977,465	16,334
GT Solar International, Inc. (a)(d)	754,971	9,633
Melfas, Inc.	697,359	26,381
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Shinkawa Ltd.	223,700	$ 1,878
Silicon Image, Inc. (a)	3,861,173	29,268
		154,428
Software - 6.3%
Deltek, Inc. (a)	2,175,645	16,209
EPIQ Systems, Inc. (e)	3,300,505	49,376
Infotech Enterprises Ltd.	727,323	2,277
JDA Software Group, Inc. (a)(e)	3,347,403	110,565
NIIT Technologies Ltd. (e)	3,717,882	15,259
Progress Software Corp. (a)	2,813,101	76,151
S1 Corp. (a)(e)	3,057,080	22,256
Simplex Holdings, Inc.	22,286	9,837
SWORD Group (d)(e)	636,565	20,121
Zensar Technologies Ltd. (e)	2,199,116	8,577
		330,628
TOTAL INFORMATION TECHNOLOGY		1,475,393
MATERIALS - 1.3%
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(e)	1,257,905	23,246
Reliance Steel & Aluminum Co.	866,400	44,628
		67,874
TOTAL COMMON STOCKS (Cost $4,135,547)		5,226,052
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,093,833	$ 89,094
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	118,787,610	118,788
TOTAL MONEY MARKET FUNDS (Cost $207,882)		207,882
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $4,343,429)		5,433,934
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(141,562)
NET ASSETS - 100%		$ 5,292,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,923,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Fidelity Securities Lending Cash Central Fund	698
Total	$ 867
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 19,045	$ -	$ -	$ -	$ 23,246
Acxiom Corp.	93,312	-	-	-	75,429
AFC Enterprises, Inc.	33,810	216	-	-	42,455
Alliant Techsystems, Inc.	129,005	3,269	79,928	228	-
Alpha & Omega Semiconductor Ltd.	-	20,694	-	-	20,979
AmSurg Corp.	42,371	-	-	-	59,729
Atlas Pipeline Holdings LP	31,768	363	36,006	87	-
Atrium Innovations, Inc.	16,359	13,296	-	-	33,400
Benchmark Electronics, Inc.	51,083	1,196	-	-	56,067
Benefit One, Inc.	9,541	344	-	370	8,845
Best Bridal, Inc.	5,858	5,034	-	116	9,635
Cathedral Energy Services Ltd.	-	25,423	-	139	20,292
CBIZ, Inc.	33,490	-	-	-	42,558
Charming Shoppes, Inc.	23,972	-	-	-	26,082
COLTENE Holding AG	22,454	-	3,893	718	21,138
Cutera, Inc.	9,005	-	-	-	11,741
Cynosure, Inc. Class A	6,953	-	9,783	-	-
DSP Group, Inc.	15,128	-	-	-	16,334
Einstein Noah Restaurant Group, Inc.	17,312	-	-	339	20,319
Electro Scientific Industries, Inc.	25,906	348	-	-	31,596
EPIQ Systems, Inc.	41,308	810	-	231	49,376
eResearchTechnology, Inc.	20,196	1,885	-	-	24,669
Euronet Worldwide, Inc.	52,981	10,875	-	-	67,168
FTI Consulting, Inc.	79,470	4,728	-	-	89,948
Groupe Steria SCA	40,568	349	-	-	53,740
GT Solar International, Inc.	72,583	5,643	117,245	-	-
HealthSouth Corp.	81,931	5,408	31,650	-	-
Healthways, Inc.	32,103	-	-	-	53,926
iGate Corp.	-	97,809	-	-	103,797
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Insight Enterprises, Inc.	$ 44,278	$ 10,124	$ -	$ -	$ 68,830
JDA Software Group, Inc.	74,232	15,685	-	-	110,565
Meiko Network Japan Co. Ltd.	20,739	-	-	285	23,696
Mercer Insurance Group, Inc.	12,315	-	18,535	66	-
Molina Healthcare, Inc.	41,052	1,157	2,174	-	65,432
Natural Gas Services Group, Inc.	16,018	-	11,201	-	-
Navigant Consulting, Inc.	-	25,656	-	-	26,622
NIIT Technologies Ltd.	16,748	240	-	-	15,259
Perficient, Inc.	25,239	-	-	-	24,948
Premiere Global Services, Inc.	24,091	-	24,689	-	-
Prestige Brands Holdings, Inc.	31,544	262	-	-	34,880
RC2 Corp.	31,911	1,617	42,161	-	-
S1 Corp.	19,382	-	-	-	22,256
Silicon Image, Inc.	37,763	1,746	10,852	-	-
Spice PLC	26,362	-	26,574	-	-
SWORD Group	20,183	-	-	529	20,121
TETRA Technologies, Inc.	82,566	-	5,711	-	96,815
TNS, Inc.	50,266	115	-	-	43,063
Toridoll Corp.	9,470	3,190	-	231	12,012
ViaSat, Inc.	104,922	1,498	6,304	-	107,402
Vishay Precision Group, Inc.	20,613	-	-	-	22,434
VSE Corp.	15,585	-	-	62	13,517
Western Energy Services Corp.	-	17,782	-	-	20,802
Western Energy Services Corp.	-	8,703	-	-	8,923
Zensar Technologies Ltd.	6,874	906	-	-	8,577
Total	$ 1,739,665	$ 286,371	$ 426,706	$ 3,401	$ 1,708,623
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 649,138	$ 598,707	$ 50,431	$ -
Consumer Staples	356,864	356,864	-	-
Energy	372,200	372,200	-	-
Financials	255,386	249,219	6,167	-
Health Care	1,099,823	1,099,823	-	-
Industrials	949,374	913,403	35,971	-
Information Technology	1,475,393	1,450,422	24,971	-
Materials	67,874	67,874	-	-
Money Market Funds	207,882	207,882	-	-
Total Investments in Securities:	$ 5,433,934	$ 5,316,394	$ 117,540	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.8%
Cayman Islands	3.8%
United Kingdom	3.2%
Canada	2.9%
France	2.4%
Japan	2.3%
Sweden	1.9%
India	1.6%
Korea (South)	1.3%
Bermuda	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,330) - See accompanying schedule: Unaffiliated issuers (cost $2,671,995)	$ 3,517,429
Fidelity Central Funds (cost $207,882)	207,882
Other affiliated issuers (cost $1,463,552)	1,708,623
Total Investments (cost $4,343,429)		$ 5,433,934
Foreign currency held at value (cost $171)		172
Receivable for investments sold		4,352
Receivable for fund shares sold		6,133
Dividends receivable		3,652
Distributions receivable from Fidelity Central Funds		403
Prepaid expenses		2
Other receivables		40
Total assets		5,448,688

Liabilities
Payable for investments purchased	$ 22,017
Payable for fund shares redeemed	8,314
Accrued management fee	3,525
Distribution and service plan fees payable	1,393
Other affiliated payables	1,058
Other payables and accrued expenses	1,221
Collateral on securities loaned, at value	118,788
Total liabilities		156,316

Net Assets		$ 5,292,372
Net Assets consist of:
Paid in capital		$ 3,939,409
Accumulated net investment loss		(16,202)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		279,773
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,089,392
Net Assets		$ 5,292,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,768,817 ÷ 64,497.2 shares)	$ 27.42

Maximum offering price per share (100/94.25 of $27.42)	$ 29.09
Class T: Net Asset Value and redemption price per share ($1,541,344 ÷ 58,235.5 shares)	$ 26.47

Maximum offering price per share (100/96.50 of $26.47)	$ 27.43
Class B: Net Asset Value and offering price per share ($74,984 ÷ 3,106.7 shares)A	$ 24.14

Class C: Net Asset Value and offering price per share ($401,310 ÷ 16,460.5 shares)A	$ 24.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,505,917 ÷ 52,404.0 shares)	$ 28.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $3,401 earned from other affiliated issuers)		$ 16,406
Income from Fidelity Central Funds		867
Total income		17,273

Expenses
Management fee Basic fee	$ 17,613
Performance adjustment	1,364
Transfer agent fees	5,694
Distribution and service plan fees	8,058
Accounting and security lending fees	549
Custodian fees and expenses	152
Independent trustees' compensation	12
Registration fees	109
Audit	45
Legal	7
Interest	1
Miscellaneous	18
Total expenses before reductions	33,622
Expense reductions	(147)	33,475
Net investment income (loss)		(16,202)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,720
Other affiliated issuers	55,524
Foreign currency transactions	(421)
Total net realized gain (loss)		279,823
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,129)	568,575
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		568,620
Net gain (loss)		848,443
Net increase (decrease) in net assets resulting from operations		$ 832,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,202)	$ (27,575)
Net realized gain (loss)	279,823	452,684
Change in net unrealized appreciation (depreciation)	568,620	187,989
Net increase (decrease) in net assets resulting from operations	832,241	613,098
Distributions to shareholders from net realized gain	(248,271)	-
Share transactions - net increase (decrease)	273,334	(42,478)
Total increase (decrease) in net assets	857,304	570,620

Net Assets
Beginning of period	4,435,068	3,864,448
End of period (including accumulated net investment loss of $16,202 and undistributed net investment income of $0, respectively)	$ 5,292,372	$ 4,435,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.03)	.06	.04	(.11)
Net realized and unrealized gain (loss)	4.48	3.48	4.09	(6.54)	2.61	2.37
Total from investment operations	4.40	3.35	4.06	(6.48)	2.65	2.26
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Total distributions	(1.33)	-	(.75)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 27.42	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38
Total Return B, C, D	18.71%	15.95%	24.04%	(26.81)%	11.73%	9.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.44%	1.53%	1.35%	1.31%	1.32%
Expenses net of fee waivers, if any	1.30% A	1.40%	1.40%	1.35%	1.31%	1.32%
Expenses net of all reductions	1.30% A	1.40%	1.40%	1.34%	1.30%	1.28%
Net investment income (loss)	(.61)% A	(.58)%	(.16)%	.27%	.15%	(.46)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,769	$ 1,501	$ 1,223	$ 802	$ 1,012	$ 805
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22
Income from Investment Operations
Net investment income (loss) E	(.10)	(.18)	(.07)	.02	(.01)	(.15)
Net realized and unrealized gain (loss)	4.33	3.38	3.96	(6.36)	2.55	2.32
Total from investment operations	4.23	3.20	3.89	(6.34)	2.54	2.17
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 26.47	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86
Total Return B, C, D	18.61%	15.71%	23.69%	(26.93)%	11.51%	9.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.63%	1.74%	1.54%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.63%	1.65%	1.54%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.63%	1.65%	1.53%	1.49%	1.46%
Net investment income (loss)	(.81)% A	(.81)%	(.41)%	.08%	(.04)%	(.64)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,541	$ 1,356	$ 1,277	$ 1,020	$ 1,515	$ 1,521
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.15)	(.10)	(.14)	(.28)
Net realized and unrealized gain (loss)	3.97	3.11	3.67	(5.94)	2.41	2.22
Total from investment operations	3.81	2.84	3.52	(6.04)	2.27	1.94
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 24.14	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65
Total Return B, C, D	18.29%	15.09%	23.10%	(27.38)%	10.88%	8.75%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10% A	2.22%	2.31%	2.11%	2.09%	2.12%
Expenses net of fee waivers, if any	2.10% A	2.15%	2.15%	2.11%	2.09%	2.12%
Expenses net of all reductions	2.09% A	2.14%	2.15%	2.10%	2.08%	2.08%
Net investment income (loss)	(1.40)% A	(1.33)%	(.91)%	(.50)%	(.63)%	(1.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 76	$ 89	$ 87	$ 159	$ 221
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.15)	(.10)	(.14)	(.27)
Net realized and unrealized gain (loss)	4.00	3.14	3.71	(5.99)	2.43	2.23
Total from investment operations	3.84	2.87	3.56	(6.09)	2.29	1.96
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.91)	(4.53)
Net asset value, end of period	$ 24.38	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82
Total Return B, C, D	18.25%	15.11%	23.15%	(27.37)%	10.89%	8.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.18%	2.28%	2.10%	2.06%	2.07%
Expenses net of fee waivers, if any	2.05% A	2.15%	2.15%	2.10%	2.06%	2.07%
Expenses net of all reductions	2.04% A	2.14%	2.15%	2.09%	2.05%	2.04%
Net investment income (loss)	(1.35)% A	(1.33)%	(.91)%	(.48)%	(.60)%	(1.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 336	$ 299	$ 214	$ 306	$ 311
Portfolio turnover rate G	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	.02	.14	.12	(.03)
Net realized and unrealized gain (loss)	4.69	3.63	4.24	(6.80)	2.70	2.44
Total from investment operations	4.65	3.56	4.26	(6.66)	2.82	2.41
Distributions from net investment income	-	-	(.10)	-	-	-
Distributions from net realized gain	(1.33)	-	(.72)	(.95)	(1.98)	(4.53)
Total distributions	(1.33)	-	(.82)	(.95)	(1.98)	(4.53)
Net asset value, end of period	$ 28.74	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19
Total Return B, C	18.92%	16.29%	24.31%	(26.56)%	12.09%	9.99%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.12%	1.21%	1.03%	.99%	.97%
Expenses net of fee waivers, if any	1.00% A	1.12%	1.15%	1.03%	.99%	.97%
Expenses net of all reductions	1.00% A	1.12%	1.15%	1.01%	.98%	.94%
Net investment income (loss)	(.30)% A	(.30)%	.09%	.59%	.47%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,506	$ 1,165	$ 977	$ 555	$ 600	$ 523
Portfolio turnover rate F	42% A	43%	46%	98%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,269,938
Gross unrealized depreciation	(179,433)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,090,505

Tax cost	$ 4,343,429

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,279,321 and $1,018,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,085	$ 52
Class T	.25%	.25%	3,698	11
Class B	.75%	.25%	388	292
Class C	.75%	.25%	1,887	236
			$ 8,058	$ 591

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 146
Class T	29
Class B*	72
Class C*	7
$ 254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,150.26
Class T	1,542.21
Class B	117.30
Class C	472.25
Institutional Class	1,413.20
	$ 5,694

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,583.41%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $698. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net realized gain
Class A	$ 83,146	$ -
Class T	76,997	-
Class B	4,671	-
Class C	20,749	-
Institutional Class	62,708	-
Total	$ 248,271	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	10,285	19,707	$ 266,975	$ 444,735
Reinvestment of distributions	3,050	-	75,797	-
Shares redeemed	(10,469)	(16,327)	(271,705)	(367,475)
Net increase (decrease)	2,866	3,380	$ 71,067	$ 77,260
Class T
Shares sold	7,259	13,751	$ 181,847	$ 300,520
Reinvestment of distributions	3,062	-	73,533	-
Shares redeemed	(9,626)	(18,871)	(241,040)	(412,437)
Net increase (decrease)	695	(5,120)	$ 14,340	$ (111,917)
Class B
Shares sold	53	525	$ 1,214	$ 10,469
Reinvestment of distributions	196	-	4,305	-
Shares redeemed	(669)	(1,701)	(15,309)	(34,286)
Net increase (decrease)	(420)	(1,176)	$ (9,790)	$ (23,817)
Class C
Shares sold	2,021	3,193	$ 46,607	$ 64,963
Reinvestment of distributions	836	-	18,565	-
Shares redeemed	(1,775)	(3,553)	(41,079)	(72,009)
Net increase (decrease)	1,082	(360)	$ 24,093	$ (7,046)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	11,529	15,966	$ 310,406	$ 373,958
Reinvestment of distributions	2,061	-	53,560	-
Shares redeemed	(7,027)	(14,822)	(190,342)	(350,916)
Net increase (decrease)	6,563	1,144	$ 173,624	$ 23,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0711
1.786802.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.27%
Actual		$ 1,000.00	$ 1,160.70	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class T	1.52%
Actual		$ 1,000.00	$ 1,158.70	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.64
Class B	2.04%
Actual		$ 1,000.00	$ 1,155.90	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.76	$ 10.25
Class C	2.03%
Actual		$ 1,000.00	$ 1,156.00	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,014.81	$ 10.20
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,162.40	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.8	1.6
Visa, Inc. Class A	1.8	1.2
Apple, Inc.	1.7	2.6
Comerica, Inc.	1.4	1.4
Chevron Corp.	1.4	0.7
Exxon Mobil Corp.	1.4	2.2
General Electric Co.	1.4	1.3
The Coca-Cola Co.	1.2	1.3
Regions Financial Corp.	1.0	0.8
SLM Corp.	0.9	0.3
	14.0
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.0	19.0
Financials	14.9	14.7
Energy	12.7	11.2
Health Care	11.4	11.2
Industrials	10.8	10.5

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	506,221	$ 68,334,779
Fidelity Consumer Staples Central Fund (b)	544,634	78,911,978
Fidelity Energy Central Fund (b)	660,522	92,407,020
Fidelity Financials Central Fund (b)	2,146,498	129,026,018
Fidelity Health Care Central Fund (b)	583,115	85,140,554
Fidelity Industrials Central Fund (b)	518,942	79,787,332
Fidelity Information Technology Central Fund (b)	667,384	123,919,784
Fidelity Materials Central Fund (b)	135,586	24,640,003
Fidelity Telecom Services Central Fund (b)	165,489	22,597,510
Fidelity Utilities Central Fund (b)	226,450	24,640,003
TOTAL EQUITY CENTRAL FUNDS (Cost $597,651,200)		729,404,981
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $208,521)	208,521	208,521
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $597,859,721)		729,613,502
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(614,269)
NET ASSETS - 100%		$ 728,999,233
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126
Fidelity Consumer Discretionary Central Fund	486,279
Fidelity Consumer Staples Central Fund	1,267,915
Fidelity Energy Central Fund	864,608
Fidelity Financials Central Fund	505,760
Fidelity Health Care Central Fund	260,487
Fidelity Industrials Central Fund	673,176
Fidelity Information Technology Central Fund	246,684
Fidelity Materials Central Fund	205,633
Fidelity Telecom Services Central Fund	348,932
Fidelity Utilities Central Fund	460,021
Total	$ 5,319,621
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 69,733,672	$ 912,367	$ 7,990,240	$ 68,334,779	9.8%
Fidelity Consumer Staples Central Fund	78,205,478	1,463,409	10,507,609	78,911,978	11.9%
Fidelity Energy Central Fund	81,242,687	2,023,964	10,362,799	92,407,020	11.0%
Fidelity Financials Central Fund	116,376,236	5,914,650	9,903,949	129,026,018	10.8%
Fidelity Health Care Central Fund	79,398,365	3,355,346	15,768,894	85,140,554	10.9%
Fidelity Industrials Central Fund	73,799,683	1,063,311	7,188,141	79,787,332	10.4%
Fidelity Information Technology Central Fund	118,391,840	3,443,003	12,817,018	123,919,784	10.9%
Fidelity Materials Central Fund	26,608,157	207,109	6,319,240	24,640,003	9.3%
Fidelity Telecom Services Central Fund	22,071,073	331,368	3,603,149	22,597,510	10.8%
Fidelity Utilities Central Fund	25,015,270	464,693	3,774,752	24,640,003	10.4%
Total	$ 690,842,461	$ 19,179,220	$ 88,235,791	$ 729,404,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Ireland	1.9%
United Kingdom	1.7%
Bermuda	1.7%
Switzerland	1.2%
Canada	1.1%
France	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	7.2%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $192,702,070 of which $122,913,463, $27,658,957 and $42,129,650 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $597,859,721)		$ 729,613,502
Receivable for investments sold		10,008,460
Receivable for fund shares sold		347,407
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		347
Other receivables		18,038
Total assets		739,987,777

Liabilities
Payable for investments purchased	$ 2,026
Payable for fund shares redeemed	10,188,199
Accrued management fee	431,818
Distribution and service plan fees payable	163,240
Other affiliated payables	179,685
Other payables and accrued expenses	23,576
Total liabilities		10,988,544

Net Assets		$ 728,999,233
Net Assets consist of:
Paid in capital		$ 762,404,895
Distributions in excess of net investment income		(1,198,869)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,960,574)
Net unrealized appreciation (depreciation) on investments		131,753,781
Net Assets		$ 728,999,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,049,598 ÷ 10,879,482 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($140,549,151 ÷ 7,023,390 shares)	$ 20.01

Maximum offering price per share (100/96.50 of $20.01)	$ 20.74
Class B: Net Asset Value and offering price per share ($18,320,891 ÷ 961,339 shares)A	$ 19.06

Class C: Net Asset Value and offering price per share ($51,718,980 ÷ 2,704,573 shares)A	$ 19.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,360,613 ÷ 14,181,762 shares)	$ 20.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 5,319,621
Interest		3
Total income		5,319,624

Expenses
Management fee Basic fee	$ 2,061,638
Performance adjustment	540,299
Transfer agent fees	959,919
Distribution and service plan fees	1,009,550
Accounting fees and expenses	130,392
Custodian fees and expenses	2,501
Independent trustees' compensation	1,869
Registration fees	41,169
Audit	24,742
Legal	1,130
Miscellaneous	4,384
Total expenses before reductions	4,777,593
Expense reductions	(80,179)	4,697,414
Net investment income (loss)		622,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,132
Fidelity Central Funds	15,790,534
Foreign currency transactions	448
Total net realized gain (loss)		15,937,114
Change in net unrealized appreciation (depreciation) on: Investment securities	91,767,053
Assets and liabilities in foreign currencies	411
Total change in net unrealized appreciation (depreciation)		91,767,464
Net gain (loss)		107,704,578
Net increase (decrease) in net assets resulting from operations		$ 108,326,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 622,210	$ 2,401,728
Net realized gain (loss)	15,937,114	(27,317,341)
Change in net unrealized appreciation (depreciation)	91,767,464	137,519,042
Net increase (decrease) in net assets resulting from operations	108,326,788	112,603,429
Distributions to shareholders from net investment income	(2,067,093)	-
Share transactions - net increase (decrease)	(67,822,093)	(15,787,347)
Total increase (decrease) in net assets	38,437,602	96,816,082

Net Assets
Beginning of period	690,561,631	593,745,549
End of period (including distributions in excess of net investment income of $1,198,869 and undistributed net investment income of $246,014, respectively)	$ 728,999,233	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.02	.07	(.02)	.06	.02	.02
Net realized and unrealized gain (loss)	2.81	2.74	3.65	(9.59)	2.36	2.12
Total from investment operations	2.83	2.81	3.63	(9.53)	2.38	2.14
Distributions from net investment income	(.04)	-	(.08)	-	-	-
Net asset value, end of period	$ 20.41	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Total Return B, C, D	16.07%	18.97%	32.42%	(45.84)%	12.93%	13.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of fee waivers, if any	1.27% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of all reductions	1.26% A	1.14%	1.08%	1.16%	1.19%	1.20%
Net investment income (loss)	.18% A	.41%	(.17)%	.38%	.08%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,050	$ 205,797	$ 205,019	$ 192,603	$ 417,442	$ 167,868
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.05)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	2.75	2.69	3.59	(9.41)	2.32	2.10
Total from investment operations	2.74	2.72	3.54	(9.39)	2.29	2.07
Distributions from net investment income	-	-	(.02)	-	-	-
Net asset value, end of period	$ 20.01	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Total Return B, C, D	15.87%	18.69%	32.17%	(45.98)%	12.63%	12.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of fee waivers, if any	1.52% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of all reductions	1.51% A	1.39%	1.33%	1.40%	1.42%	1.45%
Net investment income (loss)	(.07)% A	.16%	(.42)%	.13%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,549	$ 137,132	$ 131,822	$ 120,083	$ 301,521	$ 224,550
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.11)	(.06)	(.13)	(.11)
Net realized and unrealized gain (loss)	2.62	2.58	3.45	(9.08)	2.25	2.04
Total from investment operations	2.57	2.53	3.34	(9.14)	2.12	1.93
Net asset value, end of period	$ 19.06	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Total Return B, C, D	15.59%	18.12%	31.45%	(46.26)%	12.02%	12.29%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	1.91%	1.85%	1.93%	1.98%	2.01%
Expenses net of fee waivers, if any	2.04% A	1.91%	1.85%	1.93%	1.98%	2.00%
Expenses net of all reductions	2.03% A	1.90%	1.83%	1.92%	1.98%	1.97%
Net investment income (loss)	(.59)% A	(.35)%	(.93)%	(.39)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,321	$ 18,572	$ 21,422	$ 21,846	$ 60,846	$ 66,973
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.11)	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	2.63	2.59	3.45	(9.10)	2.26	2.05
Total from investment operations	2.58	2.54	3.34	(9.16)	2.14	1.94
Net asset value, end of period	$ 19.12	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Total Return B, C, D	15.60%	18.14%	31.33%	(46.22)%	12.10%	12.33%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	2.03% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of all reductions	2.01% A	1.89%	1.82%	1.90%	1.92%	1.95%
Net investment income (loss)	(.58)% A	(.34)%	(.92)%	(.36)%	(.65)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,719	$ 52,090	$ 52,825	$ 55,506	$ 152,514	$ 80,758
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.05	.12	.02	.12	.09	.08
Net realized and unrealized gain (loss)	2.88	2.81	3.74	(9.82)	2.40	2.16
Total from investment operations	2.93	2.93	3.76	(9.70)	2.49	2.24
Distributions from net investment income	(.11)	-	(.15)	-	-	-
Net asset value, end of period	$ 20.90	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Total Return B, C	16.24%	19.34%	32.95%	(45.67)%	13.28%	13.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.83%	.74%	.84%	.86%	.84%
Expenses net of fee waivers, if any	.99% A	.83%	.74%	.84%	.86%	.84%
Expenses net of all reductions	.98% A	.82%	.72%	.83%	.85%	.82%
Net investment income (loss)	.46% A	.73%	.18%	.71%	.42%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,361	$ 276,970	$ 182,658	$ 159,399	$ 134,487	$ 38,194
Portfolio turnover rate F	5% A	125% H	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestment by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In June 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to September 30, effective September 30, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from Fidelity Central Funds, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,265,869
Gross unrealized depreciation	(911,834)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,354,035
Tax cost	$ 598,259,467

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares (including the Equity Central Funds), other than short-term securities, aggregated $19,179,220 and $88,235,791, respectively.

5. Fees and Other Transactions wih Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions wih Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 277,162	$ 2,489
Class T	.25%	.25%	361,590	4,142
Class B	.75%	.25%	96,328	72,385
Class C	.75%	.25%	274,470	16,992
			$ 1,009,550	$ 96,008

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,599
Class T	4,819
Class B*	13,588
Class C*	1,678
$ 31,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions wih Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 307,875.28
Class T	197,971.27
Class B	29,253.30
Class C	77,771.28
Institutional Class	347,049.23
	$ 959,919

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.25%	$ 13,377
Class T	1.50%	7,729
Class B	2.00%	1,763
Class C	2.00%	3,721
		$ 26,590

* Effective February 1, 2011, the expense limitations were eliminated.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,589 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 440,466	$ -
Institutional Class	1,626,627	-
Total	$ 2,067,093	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	913,782	1,821,852	$ 18,018,486	$ 29,924,644
Reinvestment of distributions	22,377	-	420,047	-
Shares redeemed	(1,734,257)	(3,988,375)	(34,085,659)	(65,110,566)
Net increase (decrease)	(798,098)	(2,166,523)	$ (15,647,126)	$ (35,185,922)
Class T
Shares sold	387,428	1,306,008	$ 7,471,472	$ 21,110,276
Shares redeemed	(1,306,454)	(2,426,596)	(25,116,449)	(39,078,230)
Net increase (decrease)	(919,026)	(1,120,588)	$ (17,644,977)	$ (17,967,954)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	3,049	91,340	$ 56,130	$ 1,395,810
Shares redeemed	(168,289)	(499,407)	(3,108,104)	(7,692,461)
Net increase (decrease)	(165,240)	(408,067)	$ (3,051,974)	$ (6,296,651)
Class C
Shares sold	118,052	372,585	$ 2,179,707	$ 5,727,790
Shares redeemed	(562,684)	(995,517)	(10,468,061)	(15,372,841)
Net increase (decrease)	(444,632)	(622,932)	$ (8,288,354)	$ (9,645,051)
Institutional Class
Shares sold	957,234	6,236,791	$ 19,241,105	$ 102,947,961
Reinvestment of distributions	83,215	-	1,594,844	-
Shares redeemed	(2,176,564)	(2,979,041)	(44,025,611)	(49,639,730)
Net increase (decrease)	(1,136,115)	3,257,750	$ (23,189,662)	$ 53,308,231

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARG-USAN-0711
1.786781.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.27%
Actual		$ 1,000.00	$ 1,160.70	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class T	1.52%
Actual		$ 1,000.00	$ 1,158.70	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.64
Class B	2.04%
Actual		$ 1,000.00	$ 1,155.90	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.76	$ 10.25
Class C	2.03%
Actual		$ 1,000.00	$ 1,156.00	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,014.81	$ 10.20
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,162.40	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.8	1.6
Visa, Inc. Class A	1.8	1.2
Apple, Inc.	1.7	2.6
Comerica, Inc.	1.4	1.4
Chevron Corp.	1.4	0.7
Exxon Mobil Corp.	1.4	2.2
General Electric Co.	1.4	1.3
The Coca-Cola Co.	1.2	1.3
Regions Financial Corp.	1.0	0.8
SLM Corp.	0.9	0.3
	14.0
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.0	19.0
Financials	14.9	14.7
Energy	12.7	11.2
Health Care	11.4	11.2
Industrials	10.8	10.5

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	506,221	$ 68,334,779
Fidelity Consumer Staples Central Fund (b)	544,634	78,911,978
Fidelity Energy Central Fund (b)	660,522	92,407,020
Fidelity Financials Central Fund (b)	2,146,498	129,026,018
Fidelity Health Care Central Fund (b)	583,115	85,140,554
Fidelity Industrials Central Fund (b)	518,942	79,787,332
Fidelity Information Technology Central Fund (b)	667,384	123,919,784
Fidelity Materials Central Fund (b)	135,586	24,640,003
Fidelity Telecom Services Central Fund (b)	165,489	22,597,510
Fidelity Utilities Central Fund (b)	226,450	24,640,003
TOTAL EQUITY CENTRAL FUNDS (Cost $597,651,200)		729,404,981
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $208,521)	208,521	208,521
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $597,859,721)		729,613,502
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(614,269)
NET ASSETS - 100%		$ 728,999,233
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126
Fidelity Consumer Discretionary Central Fund	486,279
Fidelity Consumer Staples Central Fund	1,267,915
Fidelity Energy Central Fund	864,608
Fidelity Financials Central Fund	505,760
Fidelity Health Care Central Fund	260,487
Fidelity Industrials Central Fund	673,176
Fidelity Information Technology Central Fund	246,684
Fidelity Materials Central Fund	205,633
Fidelity Telecom Services Central Fund	348,932
Fidelity Utilities Central Fund	460,021
Total	$ 5,319,621
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 69,733,672	$ 912,367	$ 7,990,240	$ 68,334,779	9.8%
Fidelity Consumer Staples Central Fund	78,205,478	1,463,409	10,507,609	78,911,978	11.9%
Fidelity Energy Central Fund	81,242,687	2,023,964	10,362,799	92,407,020	11.0%
Fidelity Financials Central Fund	116,376,236	5,914,650	9,903,949	129,026,018	10.8%
Fidelity Health Care Central Fund	79,398,365	3,355,346	15,768,894	85,140,554	10.9%
Fidelity Industrials Central Fund	73,799,683	1,063,311	7,188,141	79,787,332	10.4%
Fidelity Information Technology Central Fund	118,391,840	3,443,003	12,817,018	123,919,784	10.9%
Fidelity Materials Central Fund	26,608,157	207,109	6,319,240	24,640,003	9.3%
Fidelity Telecom Services Central Fund	22,071,073	331,368	3,603,149	22,597,510	10.8%
Fidelity Utilities Central Fund	25,015,270	464,693	3,774,752	24,640,003	10.4%
Total	$ 690,842,461	$ 19,179,220	$ 88,235,791	$ 729,404,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Ireland	1.9%
United Kingdom	1.7%
Bermuda	1.7%
Switzerland	1.2%
Canada	1.1%
France	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	7.2%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $192,702,070 of which $122,913,463, $27,658,957 and $42,129,650 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $597,859,721)		$ 729,613,502
Receivable for investments sold		10,008,460
Receivable for fund shares sold		347,407
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		347
Other receivables		18,038
Total assets		739,987,777

Liabilities
Payable for investments purchased	$ 2,026
Payable for fund shares redeemed	10,188,199
Accrued management fee	431,818
Distribution and service plan fees payable	163,240
Other affiliated payables	179,685
Other payables and accrued expenses	23,576
Total liabilities		10,988,544

Net Assets		$ 728,999,233
Net Assets consist of:
Paid in capital		$ 762,404,895
Distributions in excess of net investment income		(1,198,869)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,960,574)
Net unrealized appreciation (depreciation) on investments		131,753,781
Net Assets		$ 728,999,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,049,598 ÷ 10,879,482 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($140,549,151 ÷ 7,023,390 shares)	$ 20.01

Maximum offering price per share (100/96.50 of $20.01)	$ 20.74
Class B: Net Asset Value and offering price per share ($18,320,891 ÷ 961,339 shares)A	$ 19.06

Class C: Net Asset Value and offering price per share ($51,718,980 ÷ 2,704,573 shares)A	$ 19.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,360,613 ÷ 14,181,762 shares)	$ 20.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 5,319,621
Interest		3
Total income		5,319,624

Expenses
Management fee Basic fee	$ 2,061,638
Performance adjustment	540,299
Transfer agent fees	959,919
Distribution and service plan fees	1,009,550
Accounting fees and expenses	130,392
Custodian fees and expenses	2,501
Independent trustees' compensation	1,869
Registration fees	41,169
Audit	24,742
Legal	1,130
Miscellaneous	4,384
Total expenses before reductions	4,777,593
Expense reductions	(80,179)	4,697,414
Net investment income (loss)		622,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,132
Fidelity Central Funds	15,790,534
Foreign currency transactions	448
Total net realized gain (loss)		15,937,114
Change in net unrealized appreciation (depreciation) on: Investment securities	91,767,053
Assets and liabilities in foreign currencies	411
Total change in net unrealized appreciation (depreciation)		91,767,464
Net gain (loss)		107,704,578
Net increase (decrease) in net assets resulting from operations		$ 108,326,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 622,210	$ 2,401,728
Net realized gain (loss)	15,937,114	(27,317,341)
Change in net unrealized appreciation (depreciation)	91,767,464	137,519,042
Net increase (decrease) in net assets resulting from operations	108,326,788	112,603,429
Distributions to shareholders from net investment income	(2,067,093)	-
Share transactions - net increase (decrease)	(67,822,093)	(15,787,347)
Total increase (decrease) in net assets	38,437,602	96,816,082

Net Assets
Beginning of period	690,561,631	593,745,549
End of period (including distributions in excess of net investment income of $1,198,869 and undistributed net investment income of $246,014, respectively)	$ 728,999,233	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.02	.07	(.02)	.06	.02	.02
Net realized and unrealized gain (loss)	2.81	2.74	3.65	(9.59)	2.36	2.12
Total from investment operations	2.83	2.81	3.63	(9.53)	2.38	2.14
Distributions from net investment income	(.04)	-	(.08)	-	-	-
Net asset value, end of period	$ 20.41	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Total Return B, C, D	16.07%	18.97%	32.42%	(45.84)%	12.93%	13.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of fee waivers, if any	1.27% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of all reductions	1.26% A	1.14%	1.08%	1.16%	1.19%	1.20%
Net investment income (loss)	.18% A	.41%	(.17)%	.38%	.08%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,050	$ 205,797	$ 205,019	$ 192,603	$ 417,442	$ 167,868
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.05)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	2.75	2.69	3.59	(9.41)	2.32	2.10
Total from investment operations	2.74	2.72	3.54	(9.39)	2.29	2.07
Distributions from net investment income	-	-	(.02)	-	-	-
Net asset value, end of period	$ 20.01	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Total Return B, C, D	15.87%	18.69%	32.17%	(45.98)%	12.63%	12.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of fee waivers, if any	1.52% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of all reductions	1.51% A	1.39%	1.33%	1.40%	1.42%	1.45%
Net investment income (loss)	(.07)% A	.16%	(.42)%	.13%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,549	$ 137,132	$ 131,822	$ 120,083	$ 301,521	$ 224,550
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.11)	(.06)	(.13)	(.11)
Net realized and unrealized gain (loss)	2.62	2.58	3.45	(9.08)	2.25	2.04
Total from investment operations	2.57	2.53	3.34	(9.14)	2.12	1.93
Net asset value, end of period	$ 19.06	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Total Return B, C, D	15.59%	18.12%	31.45%	(46.26)%	12.02%	12.29%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	1.91%	1.85%	1.93%	1.98%	2.01%
Expenses net of fee waivers, if any	2.04% A	1.91%	1.85%	1.93%	1.98%	2.00%
Expenses net of all reductions	2.03% A	1.90%	1.83%	1.92%	1.98%	1.97%
Net investment income (loss)	(.59)% A	(.35)%	(.93)%	(.39)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,321	$ 18,572	$ 21,422	$ 21,846	$ 60,846	$ 66,973
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.11)	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	2.63	2.59	3.45	(9.10)	2.26	2.05
Total from investment operations	2.58	2.54	3.34	(9.16)	2.14	1.94
Net asset value, end of period	$ 19.12	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Total Return B, C, D	15.60%	18.14%	31.33%	(46.22)%	12.10%	12.33%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	2.03% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of all reductions	2.01% A	1.89%	1.82%	1.90%	1.92%	1.95%
Net investment income (loss)	(.58)% A	(.34)%	(.92)%	(.36)%	(.65)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,719	$ 52,090	$ 52,825	$ 55,506	$ 152,514	$ 80,758
Portfolio turnover rate G	5% A	125% I	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.05	.12	.02	.12	.09	.08
Net realized and unrealized gain (loss)	2.88	2.81	3.74	(9.82)	2.40	2.16
Total from investment operations	2.93	2.93	3.76	(9.70)	2.49	2.24
Distributions from net investment income	(.11)	-	(.15)	-	-	-
Net asset value, end of period	$ 20.90	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Total Return B, C	16.24%	19.34%	32.95%	(45.67)%	13.28%	13.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.83%	.74%	.84%	.86%	.84%
Expenses net of fee waivers, if any	.99% A	.83%	.74%	.84%	.86%	.84%
Expenses net of all reductions	.98% A	.82%	.72%	.83%	.85%	.82%
Net investment income (loss)	.46% A	.73%	.18%	.71%	.42%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,361	$ 276,970	$ 182,658	$ 159,399	$ 134,487	$ 38,194
Portfolio turnover rate F	5% A	125% H	236%	171%	139%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestment by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In June 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to September 30, effective September 30, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from Fidelity Central Funds, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,265,869
Gross unrealized depreciation	(911,834)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,354,035
Tax cost	$ 598,259,467

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares (including the Equity Central Funds), other than short-term securities, aggregated $19,179,220 and $88,235,791, respectively.

5. Fees and Other Transactions wih Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions wih Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 277,162	$ 2,489
Class T	.25%	.25%	361,590	4,142
Class B	.75%	.25%	96,328	72,385
Class C	.75%	.25%	274,470	16,992
			$ 1,009,550	$ 96,008

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,599
Class T	4,819
Class B*	13,588
Class C*	1,678
$ 31,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions wih Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 307,875.28
Class T	197,971.27
Class B	29,253.30
Class C	77,771.28
Institutional Class	347,049.23
	$ 959,919

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.25%	$ 13,377
Class T	1.50%	7,729
Class B	2.00%	1,763
Class C	2.00%	3,721
		$ 26,590

* Effective February 1, 2011, the expense limitations were eliminated.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,589 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 440,466	$ -
Institutional Class	1,626,627	-
Total	$ 2,067,093	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	913,782	1,821,852	$ 18,018,486	$ 29,924,644
Reinvestment of distributions	22,377	-	420,047	-
Shares redeemed	(1,734,257)	(3,988,375)	(34,085,659)	(65,110,566)
Net increase (decrease)	(798,098)	(2,166,523)	$ (15,647,126)	$ (35,185,922)
Class T
Shares sold	387,428	1,306,008	$ 7,471,472	$ 21,110,276
Shares redeemed	(1,306,454)	(2,426,596)	(25,116,449)	(39,078,230)
Net increase (decrease)	(919,026)	(1,120,588)	$ (17,644,977)	$ (17,967,954)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	3,049	91,340	$ 56,130	$ 1,395,810
Shares redeemed	(168,289)	(499,407)	(3,108,104)	(7,692,461)
Net increase (decrease)	(165,240)	(408,067)	$ (3,051,974)	$ (6,296,651)
Class C
Shares sold	118,052	372,585	$ 2,179,707	$ 5,727,790
Shares redeemed	(562,684)	(995,517)	(10,468,061)	(15,372,841)
Net increase (decrease)	(444,632)	(622,932)	$ (8,288,354)	$ (9,645,051)
Institutional Class
Shares sold	957,234	6,236,791	$ 19,241,105	$ 102,947,961
Reinvestment of distributions	83,215	-	1,594,844	-
Shares redeemed	(2,176,564)	(2,979,041)	(44,025,611)	(49,639,730)
Net increase (decrease)	(1,136,115)	3,257,750	$ (23,189,662)	$ 53,308,231

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARGI-USAN-0711
1.786782.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,167.80	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,166.30	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,162.90	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,162.70	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,168.90	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.3	6.1
Exxon Mobil Corp.	5.2	6.1
Google, Inc. Class A	3.4	3.7
Amazon.com, Inc.	2.5	2.0
Cognizant Technology Solutions Corp. Class A	2.1	1.3
QUALCOMM, Inc.	1.9	1.8
Oracle Corp.	1.7	0.7
United Technologies Corp.	1.7	2.1
eBay, Inc.	1.6	1.4
TJX Companies, Inc.	1.5	1.5
	27.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	31.5
Consumer Discretionary	13.3	16.9
Energy	12.4	10.7
Industrials	11.8	11.4
Health Care	9.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 98.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	14.3%	** Foreign investments	11.4%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Autoliv, Inc.	400	$ 30,792
Minth Group Ltd.	18,000	24,348
		55,140
Automobiles - 0.1%
Hyundai Motor Co.	124	29,031
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	400	46,328
Weight Watchers International, Inc.	3,900	312,936
		359,264
Hotels, Restaurants & Leisure - 0.4%
Arcos Dorados Holdings, Inc.	300	6,825
Ctrip.com International Ltd. sponsored ADR (a)	1,600	72,000
Las Vegas Sands Corp. (a)	100	4,154
		82,979
Household Durables - 2.8%
iRobot Corp. (a)	2,300	77,280
La-Z-Boy, Inc. (a)	2,100	23,247
M.D.C. Holdings, Inc.	2,300	61,985
Meritage Homes Corp. (a)	2,500	62,500
Ryland Group, Inc.	2,700	49,356
Sealy Corp., Inc. (a)(d)	9,000	23,580
Standard Pacific Corp. (a)	20,100	79,797
Tempur-Pedic International, Inc. (a)	5,200	338,208
		715,953
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	3,200	629,408
Netflix, Inc. (a)	100	27,080
Priceline.com, Inc. (a)	400	206,076
		862,564
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,900	132,646
Media - 0.8%
Discovery Communications, Inc. (a)	100	4,356
Focus Media Holding Ltd. ADR (a)	2,100	65,625
Time Warner, Inc.	1,500	54,645
Valassis Communications, Inc. (a)	2,200	63,866
		188,492
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Macy's, Inc.	1,900	$ 54,872
Specialty Retail - 2.5%
Sally Beauty Holdings, Inc. (a)	11,800	197,768
TJX Companies, Inc.	7,400	392,348
Vitamin Shoppe, Inc. (a)	1,200	48,876
		638,992
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	800	72,880
Phillips-Van Heusen Corp.	2,100	138,537
Titan Industries Ltd.	399	39,040
		250,457
TOTAL CONSUMER DISCRETIONARY		3,370,390
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,086	65,648
Dr Pepper Snapple Group, Inc.	6,100	251,320
PepsiCo, Inc.	900	64,008
The Coca-Cola Co.	2,500	167,025
		548,001
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	4,200	211,764
Drogasil SA	1,800	12,783
Wal-Mart de Mexico SA de CV Series V	15,000	45,683
Whole Foods Market, Inc.	1,400	85,624
		355,854
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (a)	3,800	313,006
Mead Johnson Nutrition Co. Class A	1,700	115,243
Nestle SA sponsored ADR	1,050	67,547
Shenguan Holdings Group Ltd.	20,000	27,105
SunOpta, Inc. (a)	300	2,331
		525,232
Household Products - 0.3%
Procter & Gamble Co.	1,300	87,100
Personal Products - 3.1%
Estee Lauder Companies, Inc. Class A	1,100	112,761
Herbalife Ltd.	6,400	360,192
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	1,300	$ 50,817
Schiff Nutrition International, Inc.	26,100	252,909
		776,679
TOTAL CONSUMER STAPLES		2,292,866
ENERGY - 12.4%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,600	118,288
Halliburton Co.	4,100	205,615
Noble Corp.	2,100	87,927
Oceaneering International, Inc.	1,500	122,250
Schlumberger Ltd.	1,320	113,150
Transocean Ltd. (United States)	2,900	200,999
		848,229
Oil, Gas & Consumable Fuels - 9.0%
Amyris, Inc.	1,000	29,510
Atlas Pipeline Partners, LP	1,500	53,250
BP PLC sponsored ADR	500	23,120
Chesapeake Energy Corp.	2,300	72,082
Chevron Corp.	1,400	146,874
Exxon Mobil Corp.	15,940	1,330,512
Hess Corp.	1,200	94,836
Holly Corp.	1,600	99,696
Marathon Oil Corp.	2,200	119,174
Massey Energy Co.	1,800	118,800
Solazyme, Inc.	300	6,759
Southwestern Energy Co. (a)	2,700	118,179
Whiting Petroleum Corp. (a)	1,100	73,810
		2,286,602
TOTAL ENERGY		3,134,831
FINANCIALS - 5.3%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,600	44,976
Charles Schwab Corp.	6,200	111,662
Goldman Sachs Group, Inc.	400	56,292
HFF, Inc. (a)	1,700	27,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,970	$ 95,915
TD Ameritrade Holding Corp.	3,800	81,890
		418,496
Commercial Banks - 1.3%
Aozora Bank Ltd.	10,000	21,563
Comerica, Inc.	1,800	64,998
Regions Financial Corp.	8,300	58,598
SunTrust Banks, Inc.	2,100	59,073
Synovus Financial Corp.	23,000	54,740
Wells Fargo & Co.	2,200	62,414
		321,386
Consumer Finance - 0.3%
SLM Corp.	4,500	76,680
Diversified Financial Services - 0.7%
Citigroup, Inc.	1,960	80,654
Encore Capital Group, Inc. (a)	1,000	33,090
JPMorgan Chase & Co.	1,700	73,508
		187,252
Insurance - 0.6%
AFLAC, Inc.	1,300	62,127
Assured Guaranty Ltd.	5,500	93,610
		155,737
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	3,100	81,933
Jones Lang LaSalle, Inc.	700	68,005
The St. Joe Co. (a)	1,900	41,287
		191,225
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	100	2,836
TOTAL FINANCIALS		1,353,612
HEALTH CARE - 9.5%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	8,300	62,167
ADVENTRX Pharmaceuticals, Inc. (a)	5,300	13,356
Alexion Pharmaceuticals, Inc. (a)	2,064	97,875
Amarin Corp. PLC ADR (a)	3,400	64,838
Amicus Therapeutics, Inc. (a)	6,900	51,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	500	$ 6,945
Ardea Biosciences, Inc. (a)	1,680	41,983
ARIAD Pharmaceuticals, Inc. (a)	7,200	62,496
ArQule, Inc. (a)	2,400	17,328
Biogen Idec, Inc. (a)	600	56,838
BioMarin Pharmaceutical, Inc. (a)	2,800	79,044
Dynavax Technologies Corp. (a)	10,200	28,152
Gilead Sciences, Inc. (a)	4,800	200,352
Inhibitex, Inc. (a)	5,700	26,163
Keryx Biopharmaceuticals, Inc. (a)	6,570	35,609
Lexicon Pharmaceuticals, Inc. (a)	11,000	17,930
Nanosphere, Inc. (a)	3,100	7,936
Neurocrine Biosciences, Inc. (a)	8,700	71,775
NPS Pharmaceuticals, Inc. (a)	1,700	16,269
SIGA Technologies, Inc. (a)	5,000	69,700
Theravance, Inc. (a)	2,200	57,486
United Therapeutics Corp. (a)	1,100	71,027
		1,156,674
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	1,675	67,000
Edwards Lifesciences Corp. (a)	1,800	159,714
Mako Surgical Corp. (a)	1,100	36,212
Sirona Dental Systems, Inc. (a)	100	5,406
		268,332
Health Care Providers & Services - 1.2%
McKesson Corp.	1,800	154,098
Medco Health Solutions, Inc. (a)	2,500	149,650
		303,748
Health Care Technology - 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	6,500	130,715
Cerner Corp. (a)	850	102,085
		232,800
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	400	28,832
Thermo Fisher Scientific, Inc. (a)	1,700	111,265
		140,097
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (a)	600	13,434
AVANIR Pharmaceuticals Class A (a)(d)	10,000	45,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)(d)	4,100	$ 39,524
MAP Pharmaceuticals, Inc. (a)	100	1,699
Shire PLC sponsored ADR	700	66,913
Valeant Pharmaceuticals International, Inc. (Canada)	2,458	128,842
		295,512
TOTAL HEALTH CARE		2,397,163
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.3%
Embraer SA sponsored ADR	200	6,458
Esterline Technologies Corp. (a)	1,200	90,744
Precision Castparts Corp.	1,100	172,810
Raytheon Co.	2,300	115,874
Textron, Inc.	11,700	267,696
United Technologies Corp.	4,900	430,073
		1,083,655
Airlines - 0.5%
Copa Holdings SA Class A	800	49,992
Southwest Airlines Co.	5,600	66,248
		116,240
Building Products - 0.4%
Masco Corp.	2,900	41,325
Quanex Building Products Corp.	2,300	45,632
		86,957
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	100	2,163
Construction & Engineering - 1.0%
Fluor Corp.	1,000	68,930
Jacobs Engineering Group, Inc. (a)	1,200	55,272
KBR, Inc.	1,700	63,444
Shaw Group, Inc. (a)	1,300	47,489
URS Corp. (a)	600	26,436
		261,571
Electrical Equipment - 1.1%
Alstom SA	3,858	238,783
Emerson Electric Co.	900	49,095
		287,878
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.1%
Cummins, Inc.	1,800	$ 189,432
Ingersoll-Rand Co. Ltd.	5,100	254,490
Marcopolo SA (PN)	3,200	15,055
Pall Corp.	800	44,880
Wabtec Corp.	200	13,518
Weg SA	2,200	25,109
		542,484
Professional Services - 1.3%
IHS, Inc. Class A (a)	900	78,948
Towers Watson & Co.	4,000	253,800
		332,748
Road & Rail - 0.6%
Union Pacific Corp.	1,400	146,958
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	1,000	13,366
WESCO International, Inc. (a)	2,000	111,200
		124,566
TOTAL INDUSTRIALS		2,985,220
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 3.7%
Acme Packet, Inc. (a)	900	68,121
Alcatel-Lucent SA sponsored ADR (a)	11,700	66,339
Calix Networks, Inc. (a)	3,100	66,867
Juniper Networks, Inc. (a)	5,200	190,372
QUALCOMM, Inc.	8,400	492,156
Riverbed Technology, Inc. (a)	1,500	56,880
		940,735
Computers & Peripherals - 7.2%
Apple, Inc. (a)	4,590	1,596,539
Hewlett-Packard Co.	1,400	52,332
NetApp, Inc. (a)	600	32,862
SanDisk Corp. (a)	1,900	90,288
Western Digital Corp. (a)	1,600	58,640
		1,830,661
Internet Software & Services - 7.1%
Baidu.com, Inc. sponsored ADR (a)	900	122,139
eBay, Inc. (a)	12,800	398,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class B (f)	1,061	$ 26,525
Google, Inc. Class A (a)	1,606	849,606
LinkedIn Corp. (a)	100	8,158
Mail.ru Group Ltd. GDR (a)(e)	700	24,010
OpenTable, Inc. (a)	900	79,497
Phoenix New Media Ltd. ADR	300	3,453
Rackspace Hosting, Inc. (a)	5,900	259,600
Renren, Inc. ADR	1,200	15,420
Yandex NV	300	10,035
		1,797,419
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	7,100	539,884
International Business Machines Corp.	700	118,251
Virtusa Corp. (a)	4,900	98,735
		756,870
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)	3,300	46,134
Avago Technologies Ltd.	2,000	67,580
Broadcom Corp. Class A	2,000	71,960
Freescale Semiconductor Holdings I Ltd.	1,400	25,900
GT Solar International, Inc. (a)(d)	10,800	137,808
Inphi Corp.	100	1,984
Intersil Corp. Class A	1,200	17,220
LTX-Credence Corp. (a)	4,000	38,000
Marvell Technology Group Ltd. (a)	5,000	81,200
NVIDIA Corp. (a)	12,500	250,500
		738,286
Software - 6.9%
BMC Software, Inc. (a)	2,400	133,992
Check Point Software Technologies Ltd. (a)	1,200	65,904
Citrix Systems, Inc. (a)	1,100	96,382
Informatica Corp. (a)	2,600	152,516
Intuit, Inc. (a)	2,700	145,719
Longtop Financial Technologies Ltd. ADR (a)	1,200	2,272
MICROS Systems, Inc. (a)	2,200	112,332
Oracle Corp.	12,600	431,172
Red Hat, Inc. (a)	2,800	122,080
Rovi Corp. (a)	1,500	86,940
salesforce.com, Inc. (a)	1,125	171,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	2,400	$ 141,816
VMware, Inc. Class A (a)	900	87,588
		1,750,006
TOTAL INFORMATION TECHNOLOGY		7,813,977
MATERIALS - 5.3%
Chemicals - 2.2%
Ashland, Inc.	2,200	150,348
CF Industries Holdings, Inc.	1,800	276,804
LyondellBasell Industries NV Class A	3,000	131,430
Olin Corp.	500	12,010
		570,592
Metals & Mining - 3.1%
Alcoa, Inc.	2,200	36,982
AngloGold Ashanti Ltd. sponsored ADR	1,700	78,132
Freeport-McMoRan Copper & Gold, Inc.	1,800	92,952
Goldcorp, Inc.	2,900	145,037
Ivanhoe Mines Ltd. (a)	4,100	103,161
Kinross Gold Corp.	4,800	75,397
Newcrest Mining Ltd.	2,889	122,441
Reliance Steel & Aluminum Co.	1,300	66,963
Royal Gold, Inc.	100	6,202
United States Steel Corp.	1,200	55,332
		782,599
TOTAL MATERIALS		1,353,191
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	6,100	338,428
SOFTBANK CORP.	700	27,195
		365,623
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	28,512
TOTAL COMMON STOCKS (Cost $20,557,788)		25,095,385
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	359,566	$ 359,566
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	135,075	135,075
TOTAL MONEY MARKET FUNDS (Cost $494,641)		494,641
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $21,052,429)		25,590,026
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(215,556)
NET ASSETS - 100%		$ 25,374,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,010 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,525 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 198
Fidelity Securities Lending Cash Central Fund	5,815
Total	$ 6,013
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,370,390	$ 3,370,390	$ -	$ -
Consumer Staples	2,292,866	2,227,218	65,648	-
Energy	3,134,831	3,134,831	-	-
Financials	1,353,612	1,332,049	21,563	-
Health Care	2,397,163	2,397,163	-	-
Industrials	2,985,220	2,985,220	-	-
Information Technology	7,813,977	7,785,180	-	28,797
Materials	1,353,191	1,353,191	-	-
Telecommunication Services	365,623	338,428	27,195	-
Utilities	28,512	28,512	-	-
Money Market Funds	494,641	494,641	-	-
Total Investments in Securities:	$ 25,590,026	$ 25,446,823	$ 114,406	$ 28,797
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(45,207)
Cost of Purchases	26,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	47,472
Transfers out of Level 3	-
Ending Balance	$ 28,797
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (45,207)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.7%
Cayman Islands	2.2%
Canada	1.8%
Switzerland	1.5%
France	1.2%
Ireland	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $5,679,242 of which $2,163,543, $1,347,439 and $2,168,260 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $131,676) - See accompanying schedule: Unaffiliated issuers (cost $20,557,788)	$ 25,095,385
Fidelity Central Funds (cost $494,641)	494,641
Total Investments (cost $21,052,429)		$ 25,590,026
Receivable for investments sold		482,396
Receivable for fund shares sold		48,688
Dividends receivable		26,399
Distributions receivable from Fidelity Central Funds		906
Prepaid expenses		9
Receivable from investment adviser for expense reductions		5,744
Other receivables		416
Total assets		26,154,584

Liabilities
Payable for investments purchased	$ 552,607
Payable for fund shares redeemed	32,708
Accrued management fee	12,940
Distribution and service plan fees payable	10,609
Other affiliated payables	6,926
Other payables and accrued expenses	29,249
Collateral on securities loaned, at value	135,075
Total liabilities		780,114

Net Assets		$ 25,374,470
Net Assets consist of:
Paid in capital		$ 25,073,196
Accumulated net investment loss		(95,341)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,140,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,537,519
Net Assets		$ 25,374,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,842,490 ÷ 785,693 shares)	$ 12.53

Maximum offering price per share (100/94.25 of $12.53)	$ 13.29
Class T: Net Asset Value and redemption price per share ($9,016,002 ÷ 743,139 shares)	$ 12.13

Maximum offering price per share (100/96.50 of $12.13)	$ 12.57
Class B: Net Asset Value and offering price per share ($2,150,509 ÷ 188,340 shares)A	$ 11.42

Class C: Net Asset Value and offering price per share ($3,924,939 ÷ 345,410 shares)A	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($440,530 ÷ 34,230 shares)	$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 73,872
Interest		2
Income from Fidelity Central Funds (including $5,815 from security lending)		6,013
Total income		79,887

Expenses
Management fee Basic fee	$ 64,521
Performance adjustment	6,978
Transfer agent fees	37,468
Distribution and service plan fees	60,146
Accounting and security lending fees	4,569
Custodian fees and expenses	8,556
Independent trustees' compensation	57
Registration fees	36,250
Audit	26,124
Legal	41
Miscellaneous	88
Total expenses before reductions	244,798
Expense reductions	(69,570)	175,228
Net investment income (loss)		(95,341)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,626,164
Foreign currency transactions	(1,774)
Total net realized gain (loss)		1,624,390
Change in net unrealized appreciation (depreciation) on: Investment securities	1,891,263
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		1,891,267
Net gain (loss)		3,515,657
Net increase (decrease) in net assets resulting from operations		$ 3,420,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (95,341)	$ (114,249)
Net realized gain (loss)	1,624,390	2,012,079
Change in net unrealized appreciation (depreciation)	1,891,267	1,015,439
Net increase (decrease) in net assets resulting from operations	3,420,316	2,913,269
Share transactions - net increase (decrease)	2,329,361	(1,405,960)
Total increase (decrease) in net assets	5,749,677	1,507,309

Net Assets
Beginning of period	19,624,793	18,117,484
End of period (including accumulated net investment loss of $95,341 and $0, respectively)	$ 25,374,470	$ 19,624,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.01	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.83	1.65	2.77	(5.19)	1.82	.52
Total from investment operations	1.80	1.62	2.78	(5.21)	1.78	.49
Net asset value, end of period	$ 12.53	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76
Total Return B, C, D	16.78%	17.78%	43.92%	(45.15)%	18.24%	5.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	2.04%	1.86%	1.74%	1.73%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	(.55)% A	(.34)%	.08%	(.20)%	(.40)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,842	$ 7,055	$ 6,991	$ 4,113	$ 7,119	$ 5,709
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.01)	(.04)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.78	1.61	2.69	(5.06)	1.78	.51
Total from investment operations	1.73	1.55	2.68	(5.10)	1.71	.46
Net asset value, end of period	$ 12.13	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56
Total Return B, C, D	16.63%	17.51%	43.44%	(45.25)%	17.89%	5.05%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	2.14%	2.34%	2.15%	2.06%	2.03%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.50%	1.49%	1.50%	1.49%	1.49%
Net investment income (loss)	(.80)% A	(.59)%	(.17)%	(.45)%	(.64)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,016	$ 7,501	$ 6,651	$ 4,755	$ 9,393	$ 8,896
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.05)	(.09)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.67	1.52	2.57	(4.83)	1.71	.50
Total from investment operations	1.60	1.42	2.52	(4.92)	1.60	.40
Net asset value, end of period	$ 11.42	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20
Total Return B, C, D	16.29%	16.90%	42.86%	(45.56)%	17.39%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.60%	2.79%	2.62%	2.50%	2.48%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(1.31)% A	(1.09)%	(.67)%	(.95)%	(1.14)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,151	$ 2,099	$ 2,314	$ 1,785	$ 3,893	$ 4,242
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.05)	(.09)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.66	1.52	2.55	(4.81)	1.70	.50
Total from investment operations	1.59	1.42	2.50	(4.90)	1.59	.40
Net asset value, end of period	$ 11.36	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16
Total Return B, C, D	16.27%	17.01%	42.74%	(45.58)%	17.36%	4.57%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57% A	2.64%	2.79%	2.62%	2.49%	2.48%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	1.99%
Net investment income (loss)	(1.30)% A	(1.09)%	(.67)%	(.95)%	(1.15)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,925	$ 2,628	$ 2,065	$ 1,492	$ 3,110	$ 2,546
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.02	.01	(.02)	(.01)
Net realized and unrealized gain (loss)	1.88	1.70	2.83	(5.29)	1.85	.54
Total from investment operations	1.86	1.69	2.85	(5.28)	1.83	.53
Net asset value, end of period	$ 12.87	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92
Total Return B, C	16.89%	18.13%	44.05%	(44.94)%	18.45%	5.64%
Ratios to Average Net Assets E, G
Expenses before reductions	1.45% A	1.49%	1.83%	1.54%	1.39%	1.35%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	1.00%	1.00%	.99%	.99%
Net investment income (loss)	(.30)% A	(.09)%	.33%	.05%	(.14)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 441	$ 342	$ 97	$ 99	$ 188	$ 180
Portfolio turnover rate F	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,945,916
Gross unrealized depreciation	(469,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,476,697
Tax cost	$ 21,113,329

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,921,920 and $9,896,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,863	$ 133
Class T	.25%	.25%	21,392	106
Class B	.75%	.25%	11,168	8,397
Class C	.75%	.25%	16,723	4,291
			$ 60,146	$ 12,927

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,288
Class T	1,771
Class B*	1,446
Class C*	188
$ 7,693

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,701.32
Class T	14,724.34
Class B	3,542.32
Class C	5,180.31
Institutional Class	321.18
	$ 37,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $479 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,373
Class T	1.50%	26,460
Class B	2.00%	6,688
Class C	2.00%	9,562
Institutional Class	1.00%	817
		$ 68,900

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $669 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	245,697	229,574	$ 2,911,737	$ 2,189,225
Shares redeemed	(117,559)	(339,595)	(1,407,788)	(3,250,702)
Net increase (decrease)	128,138	(110,021)	$ 1,503,949	$ (1,061,477)
Class T
Shares sold	97,080	129,124	$ 1,108,273	$ 1,198,183
Shares redeemed	(74,860)	(159,367)	(869,096)	(1,458,711)
Net increase (decrease)	22,220	(30,243)	$ 239,177	$ (260,528)
Class B
Shares sold	15,925	39,519	$ 168,176	$ 345,480
Shares redeemed	(41,425)	(101,348)	(447,953)	(887,003)
Net increase (decrease)	(25,500)	(61,829)	$ (279,777)	$ (541,523)
Class C
Shares sold	123,876	198,775	$ 1,336,033	$ 1,721,153
Shares redeemed	(47,443)	(176,916)	(514,419)	(1,475,038)
Net increase (decrease)	76,433	21,859	$ 821,614	$ 246,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	13,308	29,593	$ 164,944	$ 298,832
Shares redeemed	(10,164)	(8,865)	(120,546)	(87,379)
Net increase (decrease)	3,144	20,728	$ 44,398	$ 211,453

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0711
1.786803.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,167.80	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,166.30	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,162.90	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,162.70	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,168.90	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.3	6.1
Exxon Mobil Corp.	5.2	6.1
Google, Inc. Class A	3.4	3.7
Amazon.com, Inc.	2.5	2.0
Cognizant Technology Solutions Corp. Class A	2.1	1.3
QUALCOMM, Inc.	1.9	1.8
Oracle Corp.	1.7	0.7
United Technologies Corp.	1.7	2.1
eBay, Inc.	1.6	1.4
TJX Companies, Inc.	1.5	1.5
	27.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	31.5
Consumer Discretionary	13.3	16.9
Energy	12.4	10.7
Industrials	11.8	11.4
Health Care	9.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 98.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	14.3%	** Foreign investments	11.4%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Autoliv, Inc.	400	$ 30,792
Minth Group Ltd.	18,000	24,348
		55,140
Automobiles - 0.1%
Hyundai Motor Co.	124	29,031
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	400	46,328
Weight Watchers International, Inc.	3,900	312,936
		359,264
Hotels, Restaurants & Leisure - 0.4%
Arcos Dorados Holdings, Inc.	300	6,825
Ctrip.com International Ltd. sponsored ADR (a)	1,600	72,000
Las Vegas Sands Corp. (a)	100	4,154
		82,979
Household Durables - 2.8%
iRobot Corp. (a)	2,300	77,280
La-Z-Boy, Inc. (a)	2,100	23,247
M.D.C. Holdings, Inc.	2,300	61,985
Meritage Homes Corp. (a)	2,500	62,500
Ryland Group, Inc.	2,700	49,356
Sealy Corp., Inc. (a)(d)	9,000	23,580
Standard Pacific Corp. (a)	20,100	79,797
Tempur-Pedic International, Inc. (a)	5,200	338,208
		715,953
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	3,200	629,408
Netflix, Inc. (a)	100	27,080
Priceline.com, Inc. (a)	400	206,076
		862,564
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,900	132,646
Media - 0.8%
Discovery Communications, Inc. (a)	100	4,356
Focus Media Holding Ltd. ADR (a)	2,100	65,625
Time Warner, Inc.	1,500	54,645
Valassis Communications, Inc. (a)	2,200	63,866
		188,492
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Macy's, Inc.	1,900	$ 54,872
Specialty Retail - 2.5%
Sally Beauty Holdings, Inc. (a)	11,800	197,768
TJX Companies, Inc.	7,400	392,348
Vitamin Shoppe, Inc. (a)	1,200	48,876
		638,992
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	800	72,880
Phillips-Van Heusen Corp.	2,100	138,537
Titan Industries Ltd.	399	39,040
		250,457
TOTAL CONSUMER DISCRETIONARY		3,370,390
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,086	65,648
Dr Pepper Snapple Group, Inc.	6,100	251,320
PepsiCo, Inc.	900	64,008
The Coca-Cola Co.	2,500	167,025
		548,001
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	4,200	211,764
Drogasil SA	1,800	12,783
Wal-Mart de Mexico SA de CV Series V	15,000	45,683
Whole Foods Market, Inc.	1,400	85,624
		355,854
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (a)	3,800	313,006
Mead Johnson Nutrition Co. Class A	1,700	115,243
Nestle SA sponsored ADR	1,050	67,547
Shenguan Holdings Group Ltd.	20,000	27,105
SunOpta, Inc. (a)	300	2,331
		525,232
Household Products - 0.3%
Procter & Gamble Co.	1,300	87,100
Personal Products - 3.1%
Estee Lauder Companies, Inc. Class A	1,100	112,761
Herbalife Ltd.	6,400	360,192
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	1,300	$ 50,817
Schiff Nutrition International, Inc.	26,100	252,909
		776,679
TOTAL CONSUMER STAPLES		2,292,866
ENERGY - 12.4%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,600	118,288
Halliburton Co.	4,100	205,615
Noble Corp.	2,100	87,927
Oceaneering International, Inc.	1,500	122,250
Schlumberger Ltd.	1,320	113,150
Transocean Ltd. (United States)	2,900	200,999
		848,229
Oil, Gas & Consumable Fuels - 9.0%
Amyris, Inc.	1,000	29,510
Atlas Pipeline Partners, LP	1,500	53,250
BP PLC sponsored ADR	500	23,120
Chesapeake Energy Corp.	2,300	72,082
Chevron Corp.	1,400	146,874
Exxon Mobil Corp.	15,940	1,330,512
Hess Corp.	1,200	94,836
Holly Corp.	1,600	99,696
Marathon Oil Corp.	2,200	119,174
Massey Energy Co.	1,800	118,800
Solazyme, Inc.	300	6,759
Southwestern Energy Co. (a)	2,700	118,179
Whiting Petroleum Corp. (a)	1,100	73,810
		2,286,602
TOTAL ENERGY		3,134,831
FINANCIALS - 5.3%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,600	44,976
Charles Schwab Corp.	6,200	111,662
Goldman Sachs Group, Inc.	400	56,292
HFF, Inc. (a)	1,700	27,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,970	$ 95,915
TD Ameritrade Holding Corp.	3,800	81,890
		418,496
Commercial Banks - 1.3%
Aozora Bank Ltd.	10,000	21,563
Comerica, Inc.	1,800	64,998
Regions Financial Corp.	8,300	58,598
SunTrust Banks, Inc.	2,100	59,073
Synovus Financial Corp.	23,000	54,740
Wells Fargo & Co.	2,200	62,414
		321,386
Consumer Finance - 0.3%
SLM Corp.	4,500	76,680
Diversified Financial Services - 0.7%
Citigroup, Inc.	1,960	80,654
Encore Capital Group, Inc. (a)	1,000	33,090
JPMorgan Chase & Co.	1,700	73,508
		187,252
Insurance - 0.6%
AFLAC, Inc.	1,300	62,127
Assured Guaranty Ltd.	5,500	93,610
		155,737
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	3,100	81,933
Jones Lang LaSalle, Inc.	700	68,005
The St. Joe Co. (a)	1,900	41,287
		191,225
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	100	2,836
TOTAL FINANCIALS		1,353,612
HEALTH CARE - 9.5%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	8,300	62,167
ADVENTRX Pharmaceuticals, Inc. (a)	5,300	13,356
Alexion Pharmaceuticals, Inc. (a)	2,064	97,875
Amarin Corp. PLC ADR (a)	3,400	64,838
Amicus Therapeutics, Inc. (a)	6,900	51,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	500	$ 6,945
Ardea Biosciences, Inc. (a)	1,680	41,983
ARIAD Pharmaceuticals, Inc. (a)	7,200	62,496
ArQule, Inc. (a)	2,400	17,328
Biogen Idec, Inc. (a)	600	56,838
BioMarin Pharmaceutical, Inc. (a)	2,800	79,044
Dynavax Technologies Corp. (a)	10,200	28,152
Gilead Sciences, Inc. (a)	4,800	200,352
Inhibitex, Inc. (a)	5,700	26,163
Keryx Biopharmaceuticals, Inc. (a)	6,570	35,609
Lexicon Pharmaceuticals, Inc. (a)	11,000	17,930
Nanosphere, Inc. (a)	3,100	7,936
Neurocrine Biosciences, Inc. (a)	8,700	71,775
NPS Pharmaceuticals, Inc. (a)	1,700	16,269
SIGA Technologies, Inc. (a)	5,000	69,700
Theravance, Inc. (a)	2,200	57,486
United Therapeutics Corp. (a)	1,100	71,027
		1,156,674
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	1,675	67,000
Edwards Lifesciences Corp. (a)	1,800	159,714
Mako Surgical Corp. (a)	1,100	36,212
Sirona Dental Systems, Inc. (a)	100	5,406
		268,332
Health Care Providers & Services - 1.2%
McKesson Corp.	1,800	154,098
Medco Health Solutions, Inc. (a)	2,500	149,650
		303,748
Health Care Technology - 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	6,500	130,715
Cerner Corp. (a)	850	102,085
		232,800
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	400	28,832
Thermo Fisher Scientific, Inc. (a)	1,700	111,265
		140,097
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (a)	600	13,434
AVANIR Pharmaceuticals Class A (a)(d)	10,000	45,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)(d)	4,100	$ 39,524
MAP Pharmaceuticals, Inc. (a)	100	1,699
Shire PLC sponsored ADR	700	66,913
Valeant Pharmaceuticals International, Inc. (Canada)	2,458	128,842
		295,512
TOTAL HEALTH CARE		2,397,163
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.3%
Embraer SA sponsored ADR	200	6,458
Esterline Technologies Corp. (a)	1,200	90,744
Precision Castparts Corp.	1,100	172,810
Raytheon Co.	2,300	115,874
Textron, Inc.	11,700	267,696
United Technologies Corp.	4,900	430,073
		1,083,655
Airlines - 0.5%
Copa Holdings SA Class A	800	49,992
Southwest Airlines Co.	5,600	66,248
		116,240
Building Products - 0.4%
Masco Corp.	2,900	41,325
Quanex Building Products Corp.	2,300	45,632
		86,957
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	100	2,163
Construction & Engineering - 1.0%
Fluor Corp.	1,000	68,930
Jacobs Engineering Group, Inc. (a)	1,200	55,272
KBR, Inc.	1,700	63,444
Shaw Group, Inc. (a)	1,300	47,489
URS Corp. (a)	600	26,436
		261,571
Electrical Equipment - 1.1%
Alstom SA	3,858	238,783
Emerson Electric Co.	900	49,095
		287,878
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.1%
Cummins, Inc.	1,800	$ 189,432
Ingersoll-Rand Co. Ltd.	5,100	254,490
Marcopolo SA (PN)	3,200	15,055
Pall Corp.	800	44,880
Wabtec Corp.	200	13,518
Weg SA	2,200	25,109
		542,484
Professional Services - 1.3%
IHS, Inc. Class A (a)	900	78,948
Towers Watson & Co.	4,000	253,800
		332,748
Road & Rail - 0.6%
Union Pacific Corp.	1,400	146,958
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	1,000	13,366
WESCO International, Inc. (a)	2,000	111,200
		124,566
TOTAL INDUSTRIALS		2,985,220
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 3.7%
Acme Packet, Inc. (a)	900	68,121
Alcatel-Lucent SA sponsored ADR (a)	11,700	66,339
Calix Networks, Inc. (a)	3,100	66,867
Juniper Networks, Inc. (a)	5,200	190,372
QUALCOMM, Inc.	8,400	492,156
Riverbed Technology, Inc. (a)	1,500	56,880
		940,735
Computers & Peripherals - 7.2%
Apple, Inc. (a)	4,590	1,596,539
Hewlett-Packard Co.	1,400	52,332
NetApp, Inc. (a)	600	32,862
SanDisk Corp. (a)	1,900	90,288
Western Digital Corp. (a)	1,600	58,640
		1,830,661
Internet Software & Services - 7.1%
Baidu.com, Inc. sponsored ADR (a)	900	122,139
eBay, Inc. (a)	12,800	398,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class B (f)	1,061	$ 26,525
Google, Inc. Class A (a)	1,606	849,606
LinkedIn Corp. (a)	100	8,158
Mail.ru Group Ltd. GDR (a)(e)	700	24,010
OpenTable, Inc. (a)	900	79,497
Phoenix New Media Ltd. ADR	300	3,453
Rackspace Hosting, Inc. (a)	5,900	259,600
Renren, Inc. ADR	1,200	15,420
Yandex NV	300	10,035
		1,797,419
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	7,100	539,884
International Business Machines Corp.	700	118,251
Virtusa Corp. (a)	4,900	98,735
		756,870
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)	3,300	46,134
Avago Technologies Ltd.	2,000	67,580
Broadcom Corp. Class A	2,000	71,960
Freescale Semiconductor Holdings I Ltd.	1,400	25,900
GT Solar International, Inc. (a)(d)	10,800	137,808
Inphi Corp.	100	1,984
Intersil Corp. Class A	1,200	17,220
LTX-Credence Corp. (a)	4,000	38,000
Marvell Technology Group Ltd. (a)	5,000	81,200
NVIDIA Corp. (a)	12,500	250,500
		738,286
Software - 6.9%
BMC Software, Inc. (a)	2,400	133,992
Check Point Software Technologies Ltd. (a)	1,200	65,904
Citrix Systems, Inc. (a)	1,100	96,382
Informatica Corp. (a)	2,600	152,516
Intuit, Inc. (a)	2,700	145,719
Longtop Financial Technologies Ltd. ADR (a)	1,200	2,272
MICROS Systems, Inc. (a)	2,200	112,332
Oracle Corp.	12,600	431,172
Red Hat, Inc. (a)	2,800	122,080
Rovi Corp. (a)	1,500	86,940
salesforce.com, Inc. (a)	1,125	171,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	2,400	$ 141,816
VMware, Inc. Class A (a)	900	87,588
		1,750,006
TOTAL INFORMATION TECHNOLOGY		7,813,977
MATERIALS - 5.3%
Chemicals - 2.2%
Ashland, Inc.	2,200	150,348
CF Industries Holdings, Inc.	1,800	276,804
LyondellBasell Industries NV Class A	3,000	131,430
Olin Corp.	500	12,010
		570,592
Metals & Mining - 3.1%
Alcoa, Inc.	2,200	36,982
AngloGold Ashanti Ltd. sponsored ADR	1,700	78,132
Freeport-McMoRan Copper & Gold, Inc.	1,800	92,952
Goldcorp, Inc.	2,900	145,037
Ivanhoe Mines Ltd. (a)	4,100	103,161
Kinross Gold Corp.	4,800	75,397
Newcrest Mining Ltd.	2,889	122,441
Reliance Steel & Aluminum Co.	1,300	66,963
Royal Gold, Inc.	100	6,202
United States Steel Corp.	1,200	55,332
		782,599
TOTAL MATERIALS		1,353,191
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	6,100	338,428
SOFTBANK CORP.	700	27,195
		365,623
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	28,512
TOTAL COMMON STOCKS (Cost $20,557,788)		25,095,385
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	359,566	$ 359,566
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	135,075	135,075
TOTAL MONEY MARKET FUNDS (Cost $494,641)		494,641
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $21,052,429)		25,590,026
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(215,556)
NET ASSETS - 100%		$ 25,374,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,010 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,525 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 198
Fidelity Securities Lending Cash Central Fund	5,815
Total	$ 6,013
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,370,390	$ 3,370,390	$ -	$ -
Consumer Staples	2,292,866	2,227,218	65,648	-
Energy	3,134,831	3,134,831	-	-
Financials	1,353,612	1,332,049	21,563	-
Health Care	2,397,163	2,397,163	-	-
Industrials	2,985,220	2,985,220	-	-
Information Technology	7,813,977	7,785,180	-	28,797
Materials	1,353,191	1,353,191	-	-
Telecommunication Services	365,623	338,428	27,195	-
Utilities	28,512	28,512	-	-
Money Market Funds	494,641	494,641	-	-
Total Investments in Securities:	$ 25,590,026	$ 25,446,823	$ 114,406	$ 28,797
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(45,207)
Cost of Purchases	26,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	47,472
Transfers out of Level 3	-
Ending Balance	$ 28,797
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (45,207)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.7%
Cayman Islands	2.2%
Canada	1.8%
Switzerland	1.5%
France	1.2%
Ireland	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $5,679,242 of which $2,163,543, $1,347,439 and $2,168,260 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $131,676) - See accompanying schedule: Unaffiliated issuers (cost $20,557,788)	$ 25,095,385
Fidelity Central Funds (cost $494,641)	494,641
Total Investments (cost $21,052,429)		$ 25,590,026
Receivable for investments sold		482,396
Receivable for fund shares sold		48,688
Dividends receivable		26,399
Distributions receivable from Fidelity Central Funds		906
Prepaid expenses		9
Receivable from investment adviser for expense reductions		5,744
Other receivables		416
Total assets		26,154,584

Liabilities
Payable for investments purchased	$ 552,607
Payable for fund shares redeemed	32,708
Accrued management fee	12,940
Distribution and service plan fees payable	10,609
Other affiliated payables	6,926
Other payables and accrued expenses	29,249
Collateral on securities loaned, at value	135,075
Total liabilities		780,114

Net Assets		$ 25,374,470
Net Assets consist of:
Paid in capital		$ 25,073,196
Accumulated net investment loss		(95,341)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,140,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,537,519
Net Assets		$ 25,374,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,842,490 ÷ 785,693 shares)	$ 12.53

Maximum offering price per share (100/94.25 of $12.53)	$ 13.29
Class T: Net Asset Value and redemption price per share ($9,016,002 ÷ 743,139 shares)	$ 12.13

Maximum offering price per share (100/96.50 of $12.13)	$ 12.57
Class B: Net Asset Value and offering price per share ($2,150,509 ÷ 188,340 shares)A	$ 11.42

Class C: Net Asset Value and offering price per share ($3,924,939 ÷ 345,410 shares)A	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($440,530 ÷ 34,230 shares)	$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 73,872
Interest		2
Income from Fidelity Central Funds (including $5,815 from security lending)		6,013
Total income		79,887

Expenses
Management fee Basic fee	$ 64,521
Performance adjustment	6,978
Transfer agent fees	37,468
Distribution and service plan fees	60,146
Accounting and security lending fees	4,569
Custodian fees and expenses	8,556
Independent trustees' compensation	57
Registration fees	36,250
Audit	26,124
Legal	41
Miscellaneous	88
Total expenses before reductions	244,798
Expense reductions	(69,570)	175,228
Net investment income (loss)		(95,341)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,626,164
Foreign currency transactions	(1,774)
Total net realized gain (loss)		1,624,390
Change in net unrealized appreciation (depreciation) on: Investment securities	1,891,263
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		1,891,267
Net gain (loss)		3,515,657
Net increase (decrease) in net assets resulting from operations		$ 3,420,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (95,341)	$ (114,249)
Net realized gain (loss)	1,624,390	2,012,079
Change in net unrealized appreciation (depreciation)	1,891,267	1,015,439
Net increase (decrease) in net assets resulting from operations	3,420,316	2,913,269
Share transactions - net increase (decrease)	2,329,361	(1,405,960)
Total increase (decrease) in net assets	5,749,677	1,507,309

Net Assets
Beginning of period	19,624,793	18,117,484
End of period (including accumulated net investment loss of $95,341 and $0, respectively)	$ 25,374,470	$ 19,624,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.01	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.83	1.65	2.77	(5.19)	1.82	.52
Total from investment operations	1.80	1.62	2.78	(5.21)	1.78	.49
Net asset value, end of period	$ 12.53	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76
Total Return B, C, D	16.78%	17.78%	43.92%	(45.15)%	18.24%	5.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	2.04%	1.86%	1.74%	1.73%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	(.55)% A	(.34)%	.08%	(.20)%	(.40)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,842	$ 7,055	$ 6,991	$ 4,113	$ 7,119	$ 5,709
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.01)	(.04)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.78	1.61	2.69	(5.06)	1.78	.51
Total from investment operations	1.73	1.55	2.68	(5.10)	1.71	.46
Net asset value, end of period	$ 12.13	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56
Total Return B, C, D	16.63%	17.51%	43.44%	(45.25)%	17.89%	5.05%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	2.14%	2.34%	2.15%	2.06%	2.03%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.50%	1.49%	1.50%	1.49%	1.49%
Net investment income (loss)	(.80)% A	(.59)%	(.17)%	(.45)%	(.64)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,016	$ 7,501	$ 6,651	$ 4,755	$ 9,393	$ 8,896
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.05)	(.09)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.67	1.52	2.57	(4.83)	1.71	.50
Total from investment operations	1.60	1.42	2.52	(4.92)	1.60	.40
Net asset value, end of period	$ 11.42	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20
Total Return B, C, D	16.29%	16.90%	42.86%	(45.56)%	17.39%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.60%	2.79%	2.62%	2.50%	2.48%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.99%	1.99%	2.00%	1.99%	1.99%
Net investment income (loss)	(1.31)% A	(1.09)%	(.67)%	(.95)%	(1.14)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,151	$ 2,099	$ 2,314	$ 1,785	$ 3,893	$ 4,242
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.05)	(.09)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.66	1.52	2.55	(4.81)	1.70	.50
Total from investment operations	1.59	1.42	2.50	(4.90)	1.59	.40
Net asset value, end of period	$ 11.36	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16
Total Return B, C, D	16.27%	17.01%	42.74%	(45.58)%	17.36%	4.57%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57% A	2.64%	2.79%	2.62%	2.49%	2.48%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	1.99%
Net investment income (loss)	(1.30)% A	(1.09)%	(.67)%	(.95)%	(1.15)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,925	$ 2,628	$ 2,065	$ 1,492	$ 3,110	$ 2,546
Portfolio turnover rate G	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.02	.01	(.02)	(.01)
Net realized and unrealized gain (loss)	1.88	1.70	2.83	(5.29)	1.85	.54
Total from investment operations	1.86	1.69	2.85	(5.28)	1.83	.53
Net asset value, end of period	$ 12.87	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92
Total Return B, C	16.89%	18.13%	44.05%	(44.94)%	18.45%	5.64%
Ratios to Average Net Assets E, G
Expenses before reductions	1.45% A	1.49%	1.83%	1.54%	1.39%	1.35%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	1.00%	1.00%	.99%	.99%
Net investment income (loss)	(.30)% A	(.09)%	.33%	.05%	(.14)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 441	$ 342	$ 97	$ 99	$ 188	$ 180
Portfolio turnover rate F	86% A	124%	147%	140%	170%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,945,916
Gross unrealized depreciation	(469,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,476,697
Tax cost	$ 21,113,329

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,921,920 and $9,896,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,863	$ 133
Class T	.25%	.25%	21,392	106
Class B	.75%	.25%	11,168	8,397
Class C	.75%	.25%	16,723	4,291
			$ 60,146	$ 12,927

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,288
Class T	1,771
Class B*	1,446
Class C*	188
$ 7,693

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,701.32
Class T	14,724.34
Class B	3,542.32
Class C	5,180.31
Institutional Class	321.18
	$ 37,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $479 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,373
Class T	1.50%	26,460
Class B	2.00%	6,688
Class C	2.00%	9,562
Institutional Class	1.00%	817
		$ 68,900

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $669 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	245,697	229,574	$ 2,911,737	$ 2,189,225
Shares redeemed	(117,559)	(339,595)	(1,407,788)	(3,250,702)
Net increase (decrease)	128,138	(110,021)	$ 1,503,949	$ (1,061,477)
Class T
Shares sold	97,080	129,124	$ 1,108,273	$ 1,198,183
Shares redeemed	(74,860)	(159,367)	(869,096)	(1,458,711)
Net increase (decrease)	22,220	(30,243)	$ 239,177	$ (260,528)
Class B
Shares sold	15,925	39,519	$ 168,176	$ 345,480
Shares redeemed	(41,425)	(101,348)	(447,953)	(887,003)
Net increase (decrease)	(25,500)	(61,829)	$ (279,777)	$ (541,523)
Class C
Shares sold	123,876	198,775	$ 1,336,033	$ 1,721,153
Shares redeemed	(47,443)	(176,916)	(514,419)	(1,475,038)
Net increase (decrease)	76,433	21,859	$ 821,614	$ 246,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Institutional Class
Shares sold	13,308	29,593	$ 164,944	$ 298,832
Shares redeemed	(10,164)	(8,865)	(120,546)	(87,379)
Net increase (decrease)	3,144	20,728	$ 44,398	$ 211,453

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0711
1.786804.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 1,183.70	$ 6.04
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.29%
Actual		$ 1,000.00	$ 1,182.40	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.87%
Actual		$ 1,000.00	$ 1,178.80	$ 10.16
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.86%
Actual		$ 1,000.00	$ 1,178.90	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.81%
Actual		$ 1,000.00	$ 1,185.10	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Fidelity Value Strategies Fund Class K	.62%
Actual		$ 1,000.00	$ 1,186.40	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,185.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.2	1.9
GameStop Corp. Class A	4.0	1.9
Cott Corp.	3.5	2.6
Innophos Holdings, Inc.	1.9	1.5
AES Corp.	1.9	1.7
PPG Industries, Inc.	1.8	1.7
U.S. Bancorp, Delaware	1.7	1.7
Global Crossing Ltd.	1.6	0.7
American Electric Power Co., Inc.	1.4	1.4
Union Pacific Corp.	1.3	1.2
	24.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	15.3
Information Technology	13.5	11.1
Materials	13.1	11.5
Industrials	11.0	13.3
Financials	10.0	16.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 97.8%		Stocks 96.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	20.1%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 4,319
Delphi Corp. Class B (a)	230	5,612
TRW Automotive Holdings Corp. (a)	77,600	4,413
		14,344
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (d)	36,387	3,218
General Motors Co.	74,100	2,357
Harley-Davidson, Inc.	76,500	2,843
Volkswagen AG	18,856	3,159
		11,577
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	76,165	2,722
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,996
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	292,726	6,575
Brinker International, Inc.	177,108	4,566
Cedar Fair LP (depository unit)	231,920	4,812
O'Charleys, Inc. (a)	404,555	2,933
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,896
Wyndham Worldwide Corp.	203,867	7,097
		31,879
Household Durables - 2.7%
KB Home (d)	243,794	2,994
Lennar Corp. Class A	212,200	4,028
PulteGroup, Inc. (a)	1,078,525	9,103
Standard Pacific Corp. (a)(d)	1,526,900	6,062
Stanley Black & Decker, Inc.	74,137	5,477
Techtronic Industries Co. Ltd.	3,985,500	4,879
		32,543
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	184,535	6,555
Omnicom Group, Inc.	125,512	5,870
Regal Entertainment Group Class A (d)	229,900	3,115
Valassis Communications, Inc. (a)	196,589	5,707
		21,247
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	166,790	10,358
Asbury Automotive Group, Inc. (a)	483,141	8,117
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,395
Casual Male Retail Group, Inc. (a)	421,708	1,834
GameStop Corp. Class A (a)(d)	1,703,462	47,663
Jos. A. Bank Clothiers, Inc. (a)	88,587	5,058
		76,425
TOTAL CONSUMER DISCRETIONARY		197,733
CONSUMER STAPLES - 7.0%
Beverages - 4.1%
China New Borun Corp. ADR (d)	667,803	4,341
Cott Corp. (a)(d)(e)	4,801,368	41,822
Molson Coors Brewing Co. Class B	53,033	2,474
		48,637
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	5,590
United Natural Foods, Inc. (a)	76,700	3,337
		8,927
Food Products - 2.1%
Bunge Ltd.	102,500	7,631
Calavo Growers, Inc.	232,028	5,137
SunOpta, Inc. (a)	1,545,185	12,006
		24,774
TOTAL CONSUMER STAPLES		82,338
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	64,100	4,739
C&J Energy Services, Inc. (a)(f)	541,500	8,393
Ensco International Ltd. ADR	76,900	4,100
Halliburton Co.	134,300	6,735
		23,967
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)(d)	60,823	3,332
Cabot Oil & Gas Corp.	153,900	9,042
ConocoPhillips	200,300	14,666
Denbury Resources, Inc. (a)	512,580	11,256
Peabody Energy Corp.	96,600	5,927
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	56,000	$ 5,142
Suncor Energy, Inc.	73,200	3,056
Ultra Petroleum Corp. (a)	114,500	5,567
Whiting Petroleum Corp. (a)	51,000	3,422
Williams Companies, Inc.	154,500	4,850
		66,260
TOTAL ENERGY		90,227
FINANCIALS - 10.0%
Commercial Banks - 3.7%
BB&T Corp.	449,231	12,372
China Construction Bank Corp. (H Shares)	6,386,830	6,028
Regions Financial Corp.	812,863	5,739
U.S. Bancorp, Delaware	794,584	20,341
		44,480
Insurance - 4.7%
AEGON NV (a)	714,900	5,009
AFLAC, Inc.	250,055	11,950
Assurant, Inc.	85,200	3,152
Delphi Financial Group, Inc. Class A	298,511	8,708
Lincoln National Corp.	513,200	15,062
Reinsurance Group of America, Inc.	80,400	5,108
Unum Group	245,860	6,469
		55,458
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	215,313	4,143
Host Hotels & Resorts, Inc.	373,500	6,566
		10,709
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	152,404	4,028
Forest City Enterprises, Inc. Class A (a)	207,800	3,984
		8,012
TOTAL FINANCIALS		118,659
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Ardea Biosciences, Inc. (a)	88,497	2,212
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	361,000	$ 2,397
Zogenix, Inc.	1,218,341	5,251
		9,860
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	76,900	8,596
Covidien PLC	114,575	6,302
Hill-Rom Holdings, Inc.	56,300	2,570
Orthofix International NV (a)	94,517	3,859
Symmetry Medical, Inc. (a)	236,212	2,414
		23,741
Health Care Providers & Services - 3.4%
DaVita, Inc. (a)	80,798	6,791
Emeritus Corp. (a)(d)	356,066	8,332
Quest Diagnostics, Inc.	174,182	10,176
Universal Health Services, Inc. Class B	284,414	15,498
		40,797
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	184,300	9,191
Life Technologies Corp. (a)	74,100	3,851
PerkinElmer, Inc.	211,600	5,859
		18,901
Pharmaceuticals - 0.9%
Johnson & Johnson	153,600	10,336
TOTAL HEALTH CARE		103,635
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	107,200	7,668
Esterline Technologies Corp. (a)	101,822	7,700
Precision Castparts Corp.	19,410	3,049
Textron, Inc.	223,717	5,119
TransDigm Group, Inc. (a)	146,900	12,046
		35,582
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,698
Owens Corning (a)	310,211	11,850
		15,548
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	$ 2,493
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,045
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,385
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	175,529	8,531
Machinery - 3.6%
Accuride Corp. (a)	143,090	1,874
Blount International, Inc. (a)	292,004	4,949
Cummins, Inc.	77,300	8,135
Ingersoll-Rand Co. Ltd.	312,800	15,609
Navistar International Corp. (a)	56,789	3,741
Timken Co.	145,704	7,521
		41,829
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,724
Road & Rail - 1.3%
Union Pacific Corp.	148,800	15,620
TOTAL INDUSTRIALS		129,757
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,557
Juniper Networks, Inc. (a)	129,100	4,726
		9,283
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	3,635
Western Digital Corp. (a)	201,500	7,385
		11,020
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	69,980	4,737
Cognex Corp.	77,341	2,729
Vishay Intertechnology, Inc. (a)	154,600	2,454
		9,920
IT Services - 1.3%
Acxiom Corp. (a)	215,782	2,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CoreLogic, Inc. (a)	196,000	$ 3,550
Fidelity National Information Services, Inc.	268,430	8,638
		15,155
Office Electronics - 0.5%
Xerox Corp.	572,377	5,844
Semiconductors & Semiconductor Equipment - 7.7%
Fairchild Semiconductor International, Inc. (a)	162,500	2,932
Intersil Corp. Class A	773,578	11,101
KLA-Tencor Corp.	174,580	7,524
Lam Research Corp. (a)	212,153	9,970
Marvell Technology Group Ltd. (a)	815,300	13,240
MEMC Electronic Materials, Inc. (a)	283,800	2,986
Micron Technology, Inc. (a)	455,483	4,646
ON Semiconductor Corp. (a)	1,064,470	11,943
Spansion, Inc. Class A (a)	641,043	12,840
TriQuint Semiconductor, Inc. (a)	383,672	4,969
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	9,464
		91,615
Software - 1.4%
JDA Software Group, Inc. (a)	76,657	2,532
Microsoft Corp.	438,024	10,955
Nuance Communications, Inc. (a)	152,500	3,349
		16,836
TOTAL INFORMATION TECHNOLOGY		159,673
MATERIALS - 13.1%
Chemicals - 11.0%
Innophos Holdings, Inc.	500,410	22,463
LyondellBasell Industries NV Class A	1,398,224	61,251
PPG Industries, Inc.	236,200	20,951
Solutia, Inc. (a)	430,260	10,744
W.R. Grace & Co. (a)	219,128	10,253
Wacker Chemie AG	22,171	4,944
		130,606
Metals & Mining - 2.1%
Carpenter Technology Corp.	86,796	4,563
Globe Specialty Metals, Inc. (a)	360,745	8,174
Gulf Resources, Inc. (a)(g)	180,390	617
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	18,860	$ 1,061
Newcrest Mining Ltd.	230,011	9,748
		24,163
TOTAL MATERIALS		154,769
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	194,621	8,406
Cogent Communications Group, Inc. (a)	327,858	5,098
Global Crossing Ltd. (a)	533,568	18,590
		32,094
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	323,530	14,125
TOTAL TELECOMMUNICATION SERVICES		46,219
UTILITIES - 6.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	446,100	17,041
FirstEnergy Corp.	130,269	5,813
Southern Co.	153,700	6,160
		29,014
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	1,707,000	22,123
Calpine Corp. (a)	839,263	13,252
		35,375
Multi-Utilities - 0.9%
Alliant Energy Corp.	114,800	4,722
Sempra Energy	108,039	5,961
		10,683
TOTAL UTILITIES		75,072
TOTAL COMMON STOCKS (Cost $939,599)		1,158,082
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,827
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $930)	$ 1,145	945
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	23,293,316	23,293
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,785,288	51,785
TOTAL MONEY MARKET FUNDS (Cost $75,078)		75,078
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,017,838)		1,236,932
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(52,286)
NET ASSETS - 100%		$ 1,184,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,165,000 or 1.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	69
Total	$ 89
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 12,047	$ -	$ -	$ 41,822
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,560	$ 192,121	$ 8,439	$ -
Consumer Staples	82,338	82,338	-	-
Energy	90,227	81,834	-	8,393
Financials	118,659	113,650	5,009	-
Health Care	103,635	103,635	-	-
Industrials	129,757	129,757	-	-
Information Technology	159,673	159,673	-	-
Materials	154,769	154,769	-	-
Telecommunication Services	46,219	46,219	-	-
Utilities	75,072	75,072	-	-
Corporate Bonds	945	-	945	-
Money Market Funds	75,078	75,078	-	-
Total Investments in Securities:	$ 1,236,932	$ 1,214,146	$ 14,393	$ 8,393
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,978
Cost of Purchases	5,415
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,393
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
Netherlands	5.6%
Canada	5.3%
Bermuda	3.4%
Ireland	1.9%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $437,049,000 of which $249,917,000 and $187,132,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,408) - See accompanying schedule: Unaffiliated issuers (cost $904,824)	$ 1,120,032
Fidelity Central Funds (cost $75,078)	75,078
Other affiliated issuers (cost $37,936)	41,822
Total Investments (cost $1,017,838)		$ 1,236,932
Receivable for investments sold		549
Receivable for fund shares sold		956
Dividends receivable		1,462
Interest receivable		4
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		1
Other receivables		7
Total assets		1,239,957

Liabilities
Payable for fund shares redeemed	$ 2,427
Accrued management fee	535
Distribution and service plan fees payable	267
Other affiliated payables	266
Other payables and accrued expenses	31
Collateral on securities loaned, at value	51,785
Total liabilities		55,311

Net Assets		$ 1,184,646
Net Assets consist of:
Paid in capital		$ 1,345,014
Accumulated net investment loss		(915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,092
Net Assets		$ 1,184,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($249,152 ÷ 9,123.7 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($363,203 ÷ 12,853.3 shares)	$ 28.26

Maximum offering price per share (100/96.50 of $28.26)	$ 29.28
Class B: Net Asset Value and offering price per share ($25,254 ÷ 1,002.4 shares)A	$ 25.19

Class C: Net Asset Value and offering price per share ($54,405 ÷ 2,183.7 shares)A	$ 24.91

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($370,986 ÷ 12,178.3 shares)	$ 30.46

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($56,353 ÷ 1,850.9 shares)	$ 30.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,293 ÷ 2,241.6 shares)	$ 29.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,609
Interest		10
Income from Fidelity Central Funds		89
Total income		5,708

Expenses
Management fee Basic fee	$ 3,299
Performance adjustment	(271)
Transfer agent fees	1,426
Distribution and service plan fees	1,631
Accounting and security lending fees	195
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	89
Audit	36
Legal	2
Miscellaneous	4
Total expenses before reductions	6,429
Expense reductions	(15)	6,414
Net investment income (loss)		(706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,482
Foreign currency transactions	(15)
Total net realized gain (loss)		68,467
Change in net unrealized appreciation (depreciation) on: Investment securities	129,130
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		129,131
Net gain (loss)		197,598
Net increase (decrease) in net assets resulting from operations		$ 196,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (706)	$ 1,322
Net realized gain (loss)	68,467	54,220
Change in net unrealized appreciation (depreciation)	129,131	147,568
Net increase (decrease) in net assets resulting from operations	196,892	203,110
Distributions to shareholders from net investment income	(1,580)	-
Distributions to shareholders from net realized gain	(823)	(296)
Total distributions	(2,403)	(296)
Share transactions - net increase (decrease)	(114,119)	(38,945)
Total increase (decrease) in net assets	80,370	163,869

Net Assets
Beginning of period	1,104,276	940,407
End of period (including accumulated net investment loss of $915 and undistributed net investment income of $1,371, respectively)	$ 1,184,646	$ 1,104,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Income from Investment Operations
Net investment income (loss) E	(.02)	.03 H	.06	.10	.02	.06
Net realized and unrealized gain (loss)	4.26	4.32	6.96	(14.37)	1.89	4.94
Total from investment operations	4.24	4.35	7.02	(14.27)	1.91	5.00
Distributions from net investment income	(.01)	-	(.12)	-	-	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(4.53)	(4.27)	(7.35)
Total distributions	(.04)	(.01)	(.12)	(4.53)	(4.27)	(7.36)
Net asset value, end of period	$ 27.31	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Total Return B, C, D	18.37%	23.16%	59.70%	(54.45)%	6.46%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of fee waivers, if any	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.11% A	1.07%	1.02%	1.14%	1.15%	1.16%
Net investment income (loss)	(.15)% A	.12% H	.39%	.45%	.07%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 221	$ 206	$ 139	$ 355	$ 334
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.03	.06	(.04)	- J
Net realized and unrealized gain (loss)	4.40	4.48	7.21	(14.84)	1.94	5.06
Total from investment operations	4.36	4.47	7.24	(14.78)	1.90	5.06
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	(.01)	-	(4.45)	(4.19)	(7.35)
Total distributions	-	(.01)	(.05)	(4.45)	(4.19)	(7.35)
Net asset value, end of period	$ 28.26	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Total Return B, C, D	18.24%	22.98%	59.40%	(54.56)%	6.24%	17.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of all reductions	1.29% A	1.25%	1.22%	1.32%	1.34%	1.34%
Net investment income (loss)	(.32)% A	(.06)% H	.18%	.26%	(.12)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 344	$ 339	$ 253	$ 751	$ 827
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Income from Investment Operations
Net investment income (loss) E	(.11)	(.13) H	(.05)	(.06)	(.21)	(.18)
Net realized and unrealized gain (loss)	3.93	4.03	6.50	(13.38)	1.78	4.69
Total from investment operations	3.82	3.90	6.45	(13.44)	1.57	4.51
Distributions from net realized gain	-	(.01)	-	(4.27)	(4.00)	(7.35)
Net asset value, end of period	$ 25.19	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Total Return B, C, D	17.88%	22.29%	58.48%	(54.80)%	5.63%	16.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of fee waivers, if any	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of all reductions	1.87% A	1.82%	1.77%	1.89%	1.94%	1.96%
Net investment income (loss)	(.91)% A	(.64)% H	(.36)%	(.31)%	(.72)%	(.61)%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 40	$ 47	$ 175	$ 212
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Income from Investment Operations
Net investment income (loss) E	(.11)	(.12) H	(.05)	(.06)	(.21)	(.17)
Net realized and unrealized gain (loss)	3.89	3.97	6.43	(13.24)	1.78	4.65
Total from investment operations	3.78	3.85	6.38	(13.30)	1.57	4.48
Distributions from net realized gain	-	(.01)	-	(4.30)	(4.02)	(7.35)
Net asset value, end of period	$ 24.91	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Total Return B, C, D	17.89%	22.25%	58.48%	(54.80)%	5.66%	16.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of all reductions	1.86% A	1.82%	1.77%	1.89%	1.93%	1.94%
Net investment income (loss)	(.89)% A	(.63)% H	(.36)%	(.31)%	(.71)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 49	$ 43	$ 32	$ 94	$ 99
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.11	.17	.12	.14
Net realized and unrealized gain (loss)	4.75	4.83	7.73	(15.97)	2.06	5.34
Total from investment operations	4.77	4.92	7.84	(15.80)	2.18	5.48
Distributions from net investment income	(.08)	-	(.16)	-	(.04)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	(4.59)	(4.31)	(7.35)
Total distributions	(.11)	(.01)	(.16)	(4.59)	(4.35)	(7.46)
Net asset value, end of period	$ 30.46	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Total Return B, C	18.51%	23.54%	60.05%	(54.35)%	6.78%	17.52%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of fee waivers, if any	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of all reductions	.81% A	.80%	.77%	.88%	.87%	.91%
Net investment income (loss)	.15% A	.39% G	.64%	.70%	.35%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 360	$ 237	$ 122	$ 407	$ 216
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.05	.15 G	.16	.12
Net realized and unrealized gain (loss)	4.75	4.82	7.70	(13.81)
Total from investment operations	4.80	4.97	7.86	(13.69)
Distributions from net investment income	(.14)	-	(.23)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 30.45	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	18.64%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, I
Expenses before reductions	.62% A	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.62% A	.58%	.51%	.65% A
Expenses net of all reductions	.62% A	.56%	.49%	.64% A
Net investment income (loss)	.34% A	.62% G	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 47	$ 27	$ 5
Portfolio turnover rate F	39% A	99%	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Income from Investment Operations
Net investment income (loss) D	.02	.10 G	.11	.18	.14	.18
Net realized and unrealized gain (loss)	4.54	4.63	7.38	(15.31)	1.98	5.19
Total from investment operations	4.56	4.73	7.49	(15.13)	2.12	5.37
Distributions from net investment income	(.09)	-	(.19)	-	(.07)	(.15)
Distributions from net realized gain	(.03)	(.01)	-	(4.63)	(4.31)	(7.35)
Total distributions	(.12)	(.01)	(.19)	(4.63)	(4.38)	(7.50)
Net asset value, end of period	$ 29.13	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Total Return B, C	18.51%	23.67%	60.08%	(54.29)%	6.82%	17.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of fee waivers, if any	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of all reductions	.80% A	.73%	.69%	.79%	.82%	.78%
Net investment income (loss)	.17% A	.46% G	.71%	.79%	.40%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 53	$ 48	$ 45	$ 85	$ 81
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 251,881
Gross unrealized depreciation	(38,238)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,643

Tax cost	$ 1,023,289

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,129 and $328,209, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 303	$ 5
Class T	.25%	.25%	917	9
Class B	.75%	.25%	143	107
Class C	.75%	.25%	268	19
			$ 1,631	$ 140

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	17
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 356.29
Class T	403.22
Class B	43.30
Class C	78.29
Fidelity Value Strategies Fund	463.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	69.23
	$ 1,426

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 95	$ -
Fidelity Value Strategies Fund	1,041	-
Fidelity Value Strategies Fund Class K	256	-
Institutional Class	188	-
Total	$ 1,580	$ -
From net realized gain
Class A	$ 286	$ 61
Class T	-	91
Class B	-	10
Class C	-	15
Fidelity Value Strategies Fund	416	89
Fidelity Value Strategies Fund Class K	57	13
Institutional Class	64	17
Total	$ 823	$ 296

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	771	1,952	$ 19,932	$ 41,366
Reinvestment of distributions	14	3	352	58
Shares redeemed	(1,206)	(3,407)	(31,189)	(71,904)
Net increase (decrease)	(421)	(1,452)	$ (10,905)	$ (30,480)
Class T
Shares sold	667	1,950	$ 17,761	$ 43,085
Reinvestment of distributions	-	4	-	85
Shares redeemed	(2,218)	(5,007)	(59,798)	(108,781)
Net increase (decrease)	(1,551)	(3,053)	$ (42,037)	$ (65,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	6	124	$ 151	$ 2,491
Reinvestment of distributions	-	1	-	9
Shares redeemed	(404)	(996)	(9,662)	(19,662)
Net increase (decrease)	(398)	(871)	$ (9,511)	$ (17,162)
Class C
Shares sold	128	380	$ 2,977	$ 7,582
Reinvestment of distributions	-	1	-	14
Shares redeemed	(270)	(540)	(6,371)	(10,487)
Net increase (decrease)	(142)	(159)	$ (3,394)	$ (2,891)
Fidelity Value Strategies Fund
Shares sold	1,919	10,475	$ 54,702	$ 252,633
Reinvestment of distributions	51	4	1,407	86
Shares redeemed	(3,754)	(7,870)	(107,664)	(184,781)
Net increase (decrease)	(1,784)	2,609	$ (51,555)	$ 67,938
Fidelity Value Strategies Fund Class K
Shares sold	507	1,867	$ 14,351	$ 44,734
Reinvestment of distributions	11	1	313	13
Shares redeemed	(501)	(1,312)	(14,393)	(30,396)
Net increase (decrease)	17	556	$ 271	$ 14,351
Institutional Class
Shares sold	293	1,171	$ 8,124	$ 27,143
Reinvestment of distributions	9	1	237	16
Shares redeemed	(195)	(1,452)	(5,349)	(32,249)
Net increase (decrease)	107	(280)	$ 3,012	$ (5,090)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0711
1.786805.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 1,183.70	$ 6.04
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.29%
Actual		$ 1,000.00	$ 1,182.40	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.87%
Actual		$ 1,000.00	$ 1,178.80	$ 10.16
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.86%
Actual		$ 1,000.00	$ 1,178.90	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.81%
Actual		$ 1,000.00	$ 1,185.10	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Fidelity Value Strategies Fund Class K	.62%
Actual		$ 1,000.00	$ 1,186.40	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,185.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.2	1.9
GameStop Corp. Class A	4.0	1.9
Cott Corp.	3.5	2.6
Innophos Holdings, Inc.	1.9	1.5
AES Corp.	1.9	1.7
PPG Industries, Inc.	1.8	1.7
U.S. Bancorp, Delaware	1.7	1.7
Global Crossing Ltd.	1.6	0.7
American Electric Power Co., Inc.	1.4	1.4
Union Pacific Corp.	1.3	1.2
	24.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	15.3
Information Technology	13.5	11.1
Materials	13.1	11.5
Industrials	11.0	13.3
Financials	10.0	16.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 97.8%		Stocks 96.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	20.1%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 4,319
Delphi Corp. Class B (a)	230	5,612
TRW Automotive Holdings Corp. (a)	77,600	4,413
		14,344
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (d)	36,387	3,218
General Motors Co.	74,100	2,357
Harley-Davidson, Inc.	76,500	2,843
Volkswagen AG	18,856	3,159
		11,577
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	76,165	2,722
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,996
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	292,726	6,575
Brinker International, Inc.	177,108	4,566
Cedar Fair LP (depository unit)	231,920	4,812
O'Charleys, Inc. (a)	404,555	2,933
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,896
Wyndham Worldwide Corp.	203,867	7,097
		31,879
Household Durables - 2.7%
KB Home (d)	243,794	2,994
Lennar Corp. Class A	212,200	4,028
PulteGroup, Inc. (a)	1,078,525	9,103
Standard Pacific Corp. (a)(d)	1,526,900	6,062
Stanley Black & Decker, Inc.	74,137	5,477
Techtronic Industries Co. Ltd.	3,985,500	4,879
		32,543
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	184,535	6,555
Omnicom Group, Inc.	125,512	5,870
Regal Entertainment Group Class A (d)	229,900	3,115
Valassis Communications, Inc. (a)	196,589	5,707
		21,247
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	166,790	10,358
Asbury Automotive Group, Inc. (a)	483,141	8,117
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,395
Casual Male Retail Group, Inc. (a)	421,708	1,834
GameStop Corp. Class A (a)(d)	1,703,462	47,663
Jos. A. Bank Clothiers, Inc. (a)	88,587	5,058
		76,425
TOTAL CONSUMER DISCRETIONARY		197,733
CONSUMER STAPLES - 7.0%
Beverages - 4.1%
China New Borun Corp. ADR (d)	667,803	4,341
Cott Corp. (a)(d)(e)	4,801,368	41,822
Molson Coors Brewing Co. Class B	53,033	2,474
		48,637
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	5,590
United Natural Foods, Inc. (a)	76,700	3,337
		8,927
Food Products - 2.1%
Bunge Ltd.	102,500	7,631
Calavo Growers, Inc.	232,028	5,137
SunOpta, Inc. (a)	1,545,185	12,006
		24,774
TOTAL CONSUMER STAPLES		82,338
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	64,100	4,739
C&J Energy Services, Inc. (a)(f)	541,500	8,393
Ensco International Ltd. ADR	76,900	4,100
Halliburton Co.	134,300	6,735
		23,967
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)(d)	60,823	3,332
Cabot Oil & Gas Corp.	153,900	9,042
ConocoPhillips	200,300	14,666
Denbury Resources, Inc. (a)	512,580	11,256
Peabody Energy Corp.	96,600	5,927
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	56,000	$ 5,142
Suncor Energy, Inc.	73,200	3,056
Ultra Petroleum Corp. (a)	114,500	5,567
Whiting Petroleum Corp. (a)	51,000	3,422
Williams Companies, Inc.	154,500	4,850
		66,260
TOTAL ENERGY		90,227
FINANCIALS - 10.0%
Commercial Banks - 3.7%
BB&T Corp.	449,231	12,372
China Construction Bank Corp. (H Shares)	6,386,830	6,028
Regions Financial Corp.	812,863	5,739
U.S. Bancorp, Delaware	794,584	20,341
		44,480
Insurance - 4.7%
AEGON NV (a)	714,900	5,009
AFLAC, Inc.	250,055	11,950
Assurant, Inc.	85,200	3,152
Delphi Financial Group, Inc. Class A	298,511	8,708
Lincoln National Corp.	513,200	15,062
Reinsurance Group of America, Inc.	80,400	5,108
Unum Group	245,860	6,469
		55,458
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	215,313	4,143
Host Hotels & Resorts, Inc.	373,500	6,566
		10,709
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	152,404	4,028
Forest City Enterprises, Inc. Class A (a)	207,800	3,984
		8,012
TOTAL FINANCIALS		118,659
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Ardea Biosciences, Inc. (a)	88,497	2,212
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	361,000	$ 2,397
Zogenix, Inc.	1,218,341	5,251
		9,860
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	76,900	8,596
Covidien PLC	114,575	6,302
Hill-Rom Holdings, Inc.	56,300	2,570
Orthofix International NV (a)	94,517	3,859
Symmetry Medical, Inc. (a)	236,212	2,414
		23,741
Health Care Providers & Services - 3.4%
DaVita, Inc. (a)	80,798	6,791
Emeritus Corp. (a)(d)	356,066	8,332
Quest Diagnostics, Inc.	174,182	10,176
Universal Health Services, Inc. Class B	284,414	15,498
		40,797
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	184,300	9,191
Life Technologies Corp. (a)	74,100	3,851
PerkinElmer, Inc.	211,600	5,859
		18,901
Pharmaceuticals - 0.9%
Johnson & Johnson	153,600	10,336
TOTAL HEALTH CARE		103,635
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	107,200	7,668
Esterline Technologies Corp. (a)	101,822	7,700
Precision Castparts Corp.	19,410	3,049
Textron, Inc.	223,717	5,119
TransDigm Group, Inc. (a)	146,900	12,046
		35,582
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,698
Owens Corning (a)	310,211	11,850
		15,548
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	$ 2,493
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,045
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,385
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	175,529	8,531
Machinery - 3.6%
Accuride Corp. (a)	143,090	1,874
Blount International, Inc. (a)	292,004	4,949
Cummins, Inc.	77,300	8,135
Ingersoll-Rand Co. Ltd.	312,800	15,609
Navistar International Corp. (a)	56,789	3,741
Timken Co.	145,704	7,521
		41,829
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,724
Road & Rail - 1.3%
Union Pacific Corp.	148,800	15,620
TOTAL INDUSTRIALS		129,757
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,557
Juniper Networks, Inc. (a)	129,100	4,726
		9,283
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	3,635
Western Digital Corp. (a)	201,500	7,385
		11,020
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	69,980	4,737
Cognex Corp.	77,341	2,729
Vishay Intertechnology, Inc. (a)	154,600	2,454
		9,920
IT Services - 1.3%
Acxiom Corp. (a)	215,782	2,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CoreLogic, Inc. (a)	196,000	$ 3,550
Fidelity National Information Services, Inc.	268,430	8,638
		15,155
Office Electronics - 0.5%
Xerox Corp.	572,377	5,844
Semiconductors & Semiconductor Equipment - 7.7%
Fairchild Semiconductor International, Inc. (a)	162,500	2,932
Intersil Corp. Class A	773,578	11,101
KLA-Tencor Corp.	174,580	7,524
Lam Research Corp. (a)	212,153	9,970
Marvell Technology Group Ltd. (a)	815,300	13,240
MEMC Electronic Materials, Inc. (a)	283,800	2,986
Micron Technology, Inc. (a)	455,483	4,646
ON Semiconductor Corp. (a)	1,064,470	11,943
Spansion, Inc. Class A (a)	641,043	12,840
TriQuint Semiconductor, Inc. (a)	383,672	4,969
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	9,464
		91,615
Software - 1.4%
JDA Software Group, Inc. (a)	76,657	2,532
Microsoft Corp.	438,024	10,955
Nuance Communications, Inc. (a)	152,500	3,349
		16,836
TOTAL INFORMATION TECHNOLOGY		159,673
MATERIALS - 13.1%
Chemicals - 11.0%
Innophos Holdings, Inc.	500,410	22,463
LyondellBasell Industries NV Class A	1,398,224	61,251
PPG Industries, Inc.	236,200	20,951
Solutia, Inc. (a)	430,260	10,744
W.R. Grace & Co. (a)	219,128	10,253
Wacker Chemie AG	22,171	4,944
		130,606
Metals & Mining - 2.1%
Carpenter Technology Corp.	86,796	4,563
Globe Specialty Metals, Inc. (a)	360,745	8,174
Gulf Resources, Inc. (a)(g)	180,390	617
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	18,860	$ 1,061
Newcrest Mining Ltd.	230,011	9,748
		24,163
TOTAL MATERIALS		154,769
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	194,621	8,406
Cogent Communications Group, Inc. (a)	327,858	5,098
Global Crossing Ltd. (a)	533,568	18,590
		32,094
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	323,530	14,125
TOTAL TELECOMMUNICATION SERVICES		46,219
UTILITIES - 6.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	446,100	17,041
FirstEnergy Corp.	130,269	5,813
Southern Co.	153,700	6,160
		29,014
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	1,707,000	22,123
Calpine Corp. (a)	839,263	13,252
		35,375
Multi-Utilities - 0.9%
Alliant Energy Corp.	114,800	4,722
Sempra Energy	108,039	5,961
		10,683
TOTAL UTILITIES		75,072
TOTAL COMMON STOCKS (Cost $939,599)		1,158,082
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,827
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $930)	$ 1,145	945
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	23,293,316	23,293
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,785,288	51,785
TOTAL MONEY MARKET FUNDS (Cost $75,078)		75,078
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,017,838)		1,236,932
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(52,286)
NET ASSETS - 100%		$ 1,184,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,165,000 or 1.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	69
Total	$ 89
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 12,047	$ -	$ -	$ 41,822
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,560	$ 192,121	$ 8,439	$ -
Consumer Staples	82,338	82,338	-	-
Energy	90,227	81,834	-	8,393
Financials	118,659	113,650	5,009	-
Health Care	103,635	103,635	-	-
Industrials	129,757	129,757	-	-
Information Technology	159,673	159,673	-	-
Materials	154,769	154,769	-	-
Telecommunication Services	46,219	46,219	-	-
Utilities	75,072	75,072	-	-
Corporate Bonds	945	-	945	-
Money Market Funds	75,078	75,078	-	-
Total Investments in Securities:	$ 1,236,932	$ 1,214,146	$ 14,393	$ 8,393
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,978
Cost of Purchases	5,415
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,393
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
Netherlands	5.6%
Canada	5.3%
Bermuda	3.4%
Ireland	1.9%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $437,049,000 of which $249,917,000 and $187,132,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,408) - See accompanying schedule: Unaffiliated issuers (cost $904,824)	$ 1,120,032
Fidelity Central Funds (cost $75,078)	75,078
Other affiliated issuers (cost $37,936)	41,822
Total Investments (cost $1,017,838)		$ 1,236,932
Receivable for investments sold		549
Receivable for fund shares sold		956
Dividends receivable		1,462
Interest receivable		4
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		1
Other receivables		7
Total assets		1,239,957

Liabilities
Payable for fund shares redeemed	$ 2,427
Accrued management fee	535
Distribution and service plan fees payable	267
Other affiliated payables	266
Other payables and accrued expenses	31
Collateral on securities loaned, at value	51,785
Total liabilities		55,311

Net Assets		$ 1,184,646
Net Assets consist of:
Paid in capital		$ 1,345,014
Accumulated net investment loss		(915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,092
Net Assets		$ 1,184,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($249,152 ÷ 9,123.7 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($363,203 ÷ 12,853.3 shares)	$ 28.26

Maximum offering price per share (100/96.50 of $28.26)	$ 29.28
Class B: Net Asset Value and offering price per share ($25,254 ÷ 1,002.4 shares)A	$ 25.19

Class C: Net Asset Value and offering price per share ($54,405 ÷ 2,183.7 shares)A	$ 24.91

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($370,986 ÷ 12,178.3 shares)	$ 30.46

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($56,353 ÷ 1,850.9 shares)	$ 30.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,293 ÷ 2,241.6 shares)	$ 29.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,609
Interest		10
Income from Fidelity Central Funds		89
Total income		5,708

Expenses
Management fee Basic fee	$ 3,299
Performance adjustment	(271)
Transfer agent fees	1,426
Distribution and service plan fees	1,631
Accounting and security lending fees	195
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	89
Audit	36
Legal	2
Miscellaneous	4
Total expenses before reductions	6,429
Expense reductions	(15)	6,414
Net investment income (loss)		(706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,482
Foreign currency transactions	(15)
Total net realized gain (loss)		68,467
Change in net unrealized appreciation (depreciation) on: Investment securities	129,130
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		129,131
Net gain (loss)		197,598
Net increase (decrease) in net assets resulting from operations		$ 196,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (706)	$ 1,322
Net realized gain (loss)	68,467	54,220
Change in net unrealized appreciation (depreciation)	129,131	147,568
Net increase (decrease) in net assets resulting from operations	196,892	203,110
Distributions to shareholders from net investment income	(1,580)	-
Distributions to shareholders from net realized gain	(823)	(296)
Total distributions	(2,403)	(296)
Share transactions - net increase (decrease)	(114,119)	(38,945)
Total increase (decrease) in net assets	80,370	163,869

Net Assets
Beginning of period	1,104,276	940,407
End of period (including accumulated net investment loss of $915 and undistributed net investment income of $1,371, respectively)	$ 1,184,646	$ 1,104,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Income from Investment Operations
Net investment income (loss) E	(.02)	.03 H	.06	.10	.02	.06
Net realized and unrealized gain (loss)	4.26	4.32	6.96	(14.37)	1.89	4.94
Total from investment operations	4.24	4.35	7.02	(14.27)	1.91	5.00
Distributions from net investment income	(.01)	-	(.12)	-	-	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(4.53)	(4.27)	(7.35)
Total distributions	(.04)	(.01)	(.12)	(4.53)	(4.27)	(7.36)
Net asset value, end of period	$ 27.31	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Total Return B, C, D	18.37%	23.16%	59.70%	(54.45)%	6.46%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of fee waivers, if any	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.11% A	1.07%	1.02%	1.14%	1.15%	1.16%
Net investment income (loss)	(.15)% A	.12% H	.39%	.45%	.07%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 221	$ 206	$ 139	$ 355	$ 334
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.03	.06	(.04)	- J
Net realized and unrealized gain (loss)	4.40	4.48	7.21	(14.84)	1.94	5.06
Total from investment operations	4.36	4.47	7.24	(14.78)	1.90	5.06
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	(.01)	-	(4.45)	(4.19)	(7.35)
Total distributions	-	(.01)	(.05)	(4.45)	(4.19)	(7.35)
Net asset value, end of period	$ 28.26	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Total Return B, C, D	18.24%	22.98%	59.40%	(54.56)%	6.24%	17.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of all reductions	1.29% A	1.25%	1.22%	1.32%	1.34%	1.34%
Net investment income (loss)	(.32)% A	(.06)% H	.18%	.26%	(.12)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 344	$ 339	$ 253	$ 751	$ 827
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Income from Investment Operations
Net investment income (loss) E	(.11)	(.13) H	(.05)	(.06)	(.21)	(.18)
Net realized and unrealized gain (loss)	3.93	4.03	6.50	(13.38)	1.78	4.69
Total from investment operations	3.82	3.90	6.45	(13.44)	1.57	4.51
Distributions from net realized gain	-	(.01)	-	(4.27)	(4.00)	(7.35)
Net asset value, end of period	$ 25.19	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Total Return B, C, D	17.88%	22.29%	58.48%	(54.80)%	5.63%	16.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of fee waivers, if any	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of all reductions	1.87% A	1.82%	1.77%	1.89%	1.94%	1.96%
Net investment income (loss)	(.91)% A	(.64)% H	(.36)%	(.31)%	(.72)%	(.61)%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 40	$ 47	$ 175	$ 212
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Income from Investment Operations
Net investment income (loss) E	(.11)	(.12) H	(.05)	(.06)	(.21)	(.17)
Net realized and unrealized gain (loss)	3.89	3.97	6.43	(13.24)	1.78	4.65
Total from investment operations	3.78	3.85	6.38	(13.30)	1.57	4.48
Distributions from net realized gain	-	(.01)	-	(4.30)	(4.02)	(7.35)
Net asset value, end of period	$ 24.91	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Total Return B, C, D	17.89%	22.25%	58.48%	(54.80)%	5.66%	16.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of all reductions	1.86% A	1.82%	1.77%	1.89%	1.93%	1.94%
Net investment income (loss)	(.89)% A	(.63)% H	(.36)%	(.31)%	(.71)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 49	$ 43	$ 32	$ 94	$ 99
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.11	.17	.12	.14
Net realized and unrealized gain (loss)	4.75	4.83	7.73	(15.97)	2.06	5.34
Total from investment operations	4.77	4.92	7.84	(15.80)	2.18	5.48
Distributions from net investment income	(.08)	-	(.16)	-	(.04)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	(4.59)	(4.31)	(7.35)
Total distributions	(.11)	(.01)	(.16)	(4.59)	(4.35)	(7.46)
Net asset value, end of period	$ 30.46	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Total Return B, C	18.51%	23.54%	60.05%	(54.35)%	6.78%	17.52%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of fee waivers, if any	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of all reductions	.81% A	.80%	.77%	.88%	.87%	.91%
Net investment income (loss)	.15% A	.39% G	.64%	.70%	.35%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 360	$ 237	$ 122	$ 407	$ 216
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.05	.15 G	.16	.12
Net realized and unrealized gain (loss)	4.75	4.82	7.70	(13.81)
Total from investment operations	4.80	4.97	7.86	(13.69)
Distributions from net investment income	(.14)	-	(.23)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 30.45	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	18.64%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, I
Expenses before reductions	.62% A	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.62% A	.58%	.51%	.65% A
Expenses net of all reductions	.62% A	.56%	.49%	.64% A
Net investment income (loss)	.34% A	.62% G	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 47	$ 27	$ 5
Portfolio turnover rate F	39% A	99%	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Income from Investment Operations
Net investment income (loss) D	.02	.10 G	.11	.18	.14	.18
Net realized and unrealized gain (loss)	4.54	4.63	7.38	(15.31)	1.98	5.19
Total from investment operations	4.56	4.73	7.49	(15.13)	2.12	5.37
Distributions from net investment income	(.09)	-	(.19)	-	(.07)	(.15)
Distributions from net realized gain	(.03)	(.01)	-	(4.63)	(4.31)	(7.35)
Total distributions	(.12)	(.01)	(.19)	(4.63)	(4.38)	(7.50)
Net asset value, end of period	$ 29.13	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Total Return B, C	18.51%	23.67%	60.08%	(54.29)%	6.82%	17.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of fee waivers, if any	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of all reductions	.80% A	.73%	.69%	.79%	.82%	.78%
Net investment income (loss)	.17% A	.46% G	.71%	.79%	.40%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 53	$ 48	$ 45	$ 85	$ 81
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 251,881
Gross unrealized depreciation	(38,238)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,643

Tax cost	$ 1,023,289

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,129 and $328,209, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 303	$ 5
Class T	.25%	.25%	917	9
Class B	.75%	.25%	143	107
Class C	.75%	.25%	268	19
			$ 1,631	$ 140

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	17
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 356.29
Class T	403.22
Class B	43.30
Class C	78.29
Fidelity Value Strategies Fund	463.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	69.23
	$ 1,426

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 95	$ -
Fidelity Value Strategies Fund	1,041	-
Fidelity Value Strategies Fund Class K	256	-
Institutional Class	188	-
Total	$ 1,580	$ -
From net realized gain
Class A	$ 286	$ 61
Class T	-	91
Class B	-	10
Class C	-	15
Fidelity Value Strategies Fund	416	89
Fidelity Value Strategies Fund Class K	57	13
Institutional Class	64	17
Total	$ 823	$ 296

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	771	1,952	$ 19,932	$ 41,366
Reinvestment of distributions	14	3	352	58
Shares redeemed	(1,206)	(3,407)	(31,189)	(71,904)
Net increase (decrease)	(421)	(1,452)	$ (10,905)	$ (30,480)
Class T
Shares sold	667	1,950	$ 17,761	$ 43,085
Reinvestment of distributions	-	4	-	85
Shares redeemed	(2,218)	(5,007)	(59,798)	(108,781)
Net increase (decrease)	(1,551)	(3,053)	$ (42,037)	$ (65,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	6	124	$ 151	$ 2,491
Reinvestment of distributions	-	1	-	9
Shares redeemed	(404)	(996)	(9,662)	(19,662)
Net increase (decrease)	(398)	(871)	$ (9,511)	$ (17,162)
Class C
Shares sold	128	380	$ 2,977	$ 7,582
Reinvestment of distributions	-	1	-	14
Shares redeemed	(270)	(540)	(6,371)	(10,487)
Net increase (decrease)	(142)	(159)	$ (3,394)	$ (2,891)
Fidelity Value Strategies Fund
Shares sold	1,919	10,475	$ 54,702	$ 252,633
Reinvestment of distributions	51	4	1,407	86
Shares redeemed	(3,754)	(7,870)	(107,664)	(184,781)
Net increase (decrease)	(1,784)	2,609	$ (51,555)	$ 67,938
Fidelity Value Strategies Fund Class K
Shares sold	507	1,867	$ 14,351	$ 44,734
Reinvestment of distributions	11	1	313	13
Shares redeemed	(501)	(1,312)	(14,393)	(30,396)
Net increase (decrease)	17	556	$ 271	$ 14,351
Institutional Class
Shares sold	293	1,171	$ 8,124	$ 27,143
Reinvestment of distributions	9	1	237	16
Shares redeemed	(195)	(1,452)	(5,349)	(32,249)
Net increase (decrease)	107	(280)	$ 3,012	$ (5,090)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0711
1.786806.108

(Fidelity Investment logo)(registered trademark)
Fidelity® Value Strategies Fund

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 1,183.70	$ 6.04
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.29%
Actual		$ 1,000.00	$ 1,182.40	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.87%
Actual		$ 1,000.00	$ 1,178.80	$ 10.16
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.86%
Actual		$ 1,000.00	$ 1,178.90	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.81%
Actual		$ 1,000.00	$ 1,185.10	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Fidelity Value Strategies Fund Class K	.62%
Actual		$ 1,000.00	$ 1,186.40	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,185.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.2	1.9
GameStop Corp. Class A	4.0	1.9
Cott Corp.	3.5	2.6
Innophos Holdings, Inc.	1.9	1.5
AES Corp.	1.9	1.7
PPG Industries, Inc.	1.8	1.7
U.S. Bancorp, Delaware	1.7	1.7
Global Crossing Ltd.	1.6	0.7
American Electric Power Co., Inc.	1.4	1.4
Union Pacific Corp.	1.3	1.2
	24.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	15.3
Information Technology	13.5	11.1
Materials	13.1	11.5
Industrials	11.0	13.3
Financials	10.0	16.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 97.8%		Stocks 96.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	20.1%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 4,319
Delphi Corp. Class B (a)	230	5,612
TRW Automotive Holdings Corp. (a)	77,600	4,413
		14,344
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (d)	36,387	3,218
General Motors Co.	74,100	2,357
Harley-Davidson, Inc.	76,500	2,843
Volkswagen AG	18,856	3,159
		11,577
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	76,165	2,722
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,996
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	292,726	6,575
Brinker International, Inc.	177,108	4,566
Cedar Fair LP (depository unit)	231,920	4,812
O'Charleys, Inc. (a)	404,555	2,933
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,896
Wyndham Worldwide Corp.	203,867	7,097
		31,879
Household Durables - 2.7%
KB Home (d)	243,794	2,994
Lennar Corp. Class A	212,200	4,028
PulteGroup, Inc. (a)	1,078,525	9,103
Standard Pacific Corp. (a)(d)	1,526,900	6,062
Stanley Black & Decker, Inc.	74,137	5,477
Techtronic Industries Co. Ltd.	3,985,500	4,879
		32,543
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	184,535	6,555
Omnicom Group, Inc.	125,512	5,870
Regal Entertainment Group Class A (d)	229,900	3,115
Valassis Communications, Inc. (a)	196,589	5,707
		21,247
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	166,790	10,358
Asbury Automotive Group, Inc. (a)	483,141	8,117
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,395
Casual Male Retail Group, Inc. (a)	421,708	1,834
GameStop Corp. Class A (a)(d)	1,703,462	47,663
Jos. A. Bank Clothiers, Inc. (a)	88,587	5,058
		76,425
TOTAL CONSUMER DISCRETIONARY		197,733
CONSUMER STAPLES - 7.0%
Beverages - 4.1%
China New Borun Corp. ADR (d)	667,803	4,341
Cott Corp. (a)(d)(e)	4,801,368	41,822
Molson Coors Brewing Co. Class B	53,033	2,474
		48,637
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	5,590
United Natural Foods, Inc. (a)	76,700	3,337
		8,927
Food Products - 2.1%
Bunge Ltd.	102,500	7,631
Calavo Growers, Inc.	232,028	5,137
SunOpta, Inc. (a)	1,545,185	12,006
		24,774
TOTAL CONSUMER STAPLES		82,338
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	64,100	4,739
C&J Energy Services, Inc. (a)(f)	541,500	8,393
Ensco International Ltd. ADR	76,900	4,100
Halliburton Co.	134,300	6,735
		23,967
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)(d)	60,823	3,332
Cabot Oil & Gas Corp.	153,900	9,042
ConocoPhillips	200,300	14,666
Denbury Resources, Inc. (a)	512,580	11,256
Peabody Energy Corp.	96,600	5,927
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	56,000	$ 5,142
Suncor Energy, Inc.	73,200	3,056
Ultra Petroleum Corp. (a)	114,500	5,567
Whiting Petroleum Corp. (a)	51,000	3,422
Williams Companies, Inc.	154,500	4,850
		66,260
TOTAL ENERGY		90,227
FINANCIALS - 10.0%
Commercial Banks - 3.7%
BB&T Corp.	449,231	12,372
China Construction Bank Corp. (H Shares)	6,386,830	6,028
Regions Financial Corp.	812,863	5,739
U.S. Bancorp, Delaware	794,584	20,341
		44,480
Insurance - 4.7%
AEGON NV (a)	714,900	5,009
AFLAC, Inc.	250,055	11,950
Assurant, Inc.	85,200	3,152
Delphi Financial Group, Inc. Class A	298,511	8,708
Lincoln National Corp.	513,200	15,062
Reinsurance Group of America, Inc.	80,400	5,108
Unum Group	245,860	6,469
		55,458
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	215,313	4,143
Host Hotels & Resorts, Inc.	373,500	6,566
		10,709
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	152,404	4,028
Forest City Enterprises, Inc. Class A (a)	207,800	3,984
		8,012
TOTAL FINANCIALS		118,659
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Ardea Biosciences, Inc. (a)	88,497	2,212
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	361,000	$ 2,397
Zogenix, Inc.	1,218,341	5,251
		9,860
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	76,900	8,596
Covidien PLC	114,575	6,302
Hill-Rom Holdings, Inc.	56,300	2,570
Orthofix International NV (a)	94,517	3,859
Symmetry Medical, Inc. (a)	236,212	2,414
		23,741
Health Care Providers & Services - 3.4%
DaVita, Inc. (a)	80,798	6,791
Emeritus Corp. (a)(d)	356,066	8,332
Quest Diagnostics, Inc.	174,182	10,176
Universal Health Services, Inc. Class B	284,414	15,498
		40,797
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	184,300	9,191
Life Technologies Corp. (a)	74,100	3,851
PerkinElmer, Inc.	211,600	5,859
		18,901
Pharmaceuticals - 0.9%
Johnson & Johnson	153,600	10,336
TOTAL HEALTH CARE		103,635
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	107,200	7,668
Esterline Technologies Corp. (a)	101,822	7,700
Precision Castparts Corp.	19,410	3,049
Textron, Inc.	223,717	5,119
TransDigm Group, Inc. (a)	146,900	12,046
		35,582
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,698
Owens Corning (a)	310,211	11,850
		15,548
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	$ 2,493
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,045
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,385
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	175,529	8,531
Machinery - 3.6%
Accuride Corp. (a)	143,090	1,874
Blount International, Inc. (a)	292,004	4,949
Cummins, Inc.	77,300	8,135
Ingersoll-Rand Co. Ltd.	312,800	15,609
Navistar International Corp. (a)	56,789	3,741
Timken Co.	145,704	7,521
		41,829
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,724
Road & Rail - 1.3%
Union Pacific Corp.	148,800	15,620
TOTAL INDUSTRIALS		129,757
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,557
Juniper Networks, Inc. (a)	129,100	4,726
		9,283
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	3,635
Western Digital Corp. (a)	201,500	7,385
		11,020
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	69,980	4,737
Cognex Corp.	77,341	2,729
Vishay Intertechnology, Inc. (a)	154,600	2,454
		9,920
IT Services - 1.3%
Acxiom Corp. (a)	215,782	2,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CoreLogic, Inc. (a)	196,000	$ 3,550
Fidelity National Information Services, Inc.	268,430	8,638
		15,155
Office Electronics - 0.5%
Xerox Corp.	572,377	5,844
Semiconductors & Semiconductor Equipment - 7.7%
Fairchild Semiconductor International, Inc. (a)	162,500	2,932
Intersil Corp. Class A	773,578	11,101
KLA-Tencor Corp.	174,580	7,524
Lam Research Corp. (a)	212,153	9,970
Marvell Technology Group Ltd. (a)	815,300	13,240
MEMC Electronic Materials, Inc. (a)	283,800	2,986
Micron Technology, Inc. (a)	455,483	4,646
ON Semiconductor Corp. (a)	1,064,470	11,943
Spansion, Inc. Class A (a)	641,043	12,840
TriQuint Semiconductor, Inc. (a)	383,672	4,969
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	9,464
		91,615
Software - 1.4%
JDA Software Group, Inc. (a)	76,657	2,532
Microsoft Corp.	438,024	10,955
Nuance Communications, Inc. (a)	152,500	3,349
		16,836
TOTAL INFORMATION TECHNOLOGY		159,673
MATERIALS - 13.1%
Chemicals - 11.0%
Innophos Holdings, Inc.	500,410	22,463
LyondellBasell Industries NV Class A	1,398,224	61,251
PPG Industries, Inc.	236,200	20,951
Solutia, Inc. (a)	430,260	10,744
W.R. Grace & Co. (a)	219,128	10,253
Wacker Chemie AG	22,171	4,944
		130,606
Metals & Mining - 2.1%
Carpenter Technology Corp.	86,796	4,563
Globe Specialty Metals, Inc. (a)	360,745	8,174
Gulf Resources, Inc. (a)(g)	180,390	617
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	18,860	$ 1,061
Newcrest Mining Ltd.	230,011	9,748
		24,163
TOTAL MATERIALS		154,769
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	194,621	8,406
Cogent Communications Group, Inc. (a)	327,858	5,098
Global Crossing Ltd. (a)	533,568	18,590
		32,094
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	323,530	14,125
TOTAL TELECOMMUNICATION SERVICES		46,219
UTILITIES - 6.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	446,100	17,041
FirstEnergy Corp.	130,269	5,813
Southern Co.	153,700	6,160
		29,014
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	1,707,000	22,123
Calpine Corp. (a)	839,263	13,252
		35,375
Multi-Utilities - 0.9%
Alliant Energy Corp.	114,800	4,722
Sempra Energy	108,039	5,961
		10,683
TOTAL UTILITIES		75,072
TOTAL COMMON STOCKS (Cost $939,599)		1,158,082
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,827
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $930)	$ 1,145	945
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	23,293,316	23,293
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,785,288	51,785
TOTAL MONEY MARKET FUNDS (Cost $75,078)		75,078
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,017,838)		1,236,932
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(52,286)
NET ASSETS - 100%		$ 1,184,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,165,000 or 1.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	69
Total	$ 89
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 12,047	$ -	$ -	$ 41,822
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,560	$ 192,121	$ 8,439	$ -
Consumer Staples	82,338	82,338	-	-
Energy	90,227	81,834	-	8,393
Financials	118,659	113,650	5,009	-
Health Care	103,635	103,635	-	-
Industrials	129,757	129,757	-	-
Information Technology	159,673	159,673	-	-
Materials	154,769	154,769	-	-
Telecommunication Services	46,219	46,219	-	-
Utilities	75,072	75,072	-	-
Corporate Bonds	945	-	945	-
Money Market Funds	75,078	75,078	-	-
Total Investments in Securities:	$ 1,236,932	$ 1,214,146	$ 14,393	$ 8,393
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,978
Cost of Purchases	5,415
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,393
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
Netherlands	5.6%
Canada	5.3%
Bermuda	3.4%
Ireland	1.9%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $437,049,000 of which $249,917,000 and $187,132,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,408) - See accompanying schedule: Unaffiliated issuers (cost $904,824)	$ 1,120,032
Fidelity Central Funds (cost $75,078)	75,078
Other affiliated issuers (cost $37,936)	41,822
Total Investments (cost $1,017,838)		$ 1,236,932
Receivable for investments sold		549
Receivable for fund shares sold		956
Dividends receivable		1,462
Interest receivable		4
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		1
Other receivables		7
Total assets		1,239,957

Liabilities
Payable for fund shares redeemed	$ 2,427
Accrued management fee	535
Distribution and service plan fees payable	267
Other affiliated payables	266
Other payables and accrued expenses	31
Collateral on securities loaned, at value	51,785
Total liabilities		55,311

Net Assets		$ 1,184,646
Net Assets consist of:
Paid in capital		$ 1,345,014
Accumulated net investment loss		(915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,092
Net Assets		$ 1,184,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($249,152 ÷ 9,123.7 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($363,203 ÷ 12,853.3 shares)	$ 28.26

Maximum offering price per share (100/96.50 of $28.26)	$ 29.28
Class B: Net Asset Value and offering price per share ($25,254 ÷ 1,002.4 shares)A	$ 25.19

Class C: Net Asset Value and offering price per share ($54,405 ÷ 2,183.7 shares)A	$ 24.91

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($370,986 ÷ 12,178.3 shares)	$ 30.46

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($56,353 ÷ 1,850.9 shares)	$ 30.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,293 ÷ 2,241.6 shares)	$ 29.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,609
Interest		10
Income from Fidelity Central Funds		89
Total income		5,708

Expenses
Management fee Basic fee	$ 3,299
Performance adjustment	(271)
Transfer agent fees	1,426
Distribution and service plan fees	1,631
Accounting and security lending fees	195
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	89
Audit	36
Legal	2
Miscellaneous	4
Total expenses before reductions	6,429
Expense reductions	(15)	6,414
Net investment income (loss)		(706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,482
Foreign currency transactions	(15)
Total net realized gain (loss)		68,467
Change in net unrealized appreciation (depreciation) on: Investment securities	129,130
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		129,131
Net gain (loss)		197,598
Net increase (decrease) in net assets resulting from operations		$ 196,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (706)	$ 1,322
Net realized gain (loss)	68,467	54,220
Change in net unrealized appreciation (depreciation)	129,131	147,568
Net increase (decrease) in net assets resulting from operations	196,892	203,110
Distributions to shareholders from net investment income	(1,580)	-
Distributions to shareholders from net realized gain	(823)	(296)
Total distributions	(2,403)	(296)
Share transactions - net increase (decrease)	(114,119)	(38,945)
Total increase (decrease) in net assets	80,370	163,869

Net Assets
Beginning of period	1,104,276	940,407
End of period (including accumulated net investment loss of $915 and undistributed net investment income of $1,371, respectively)	$ 1,184,646	$ 1,104,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Income from Investment Operations
Net investment income (loss) E	(.02)	.03 H	.06	.10	.02	.06
Net realized and unrealized gain (loss)	4.26	4.32	6.96	(14.37)	1.89	4.94
Total from investment operations	4.24	4.35	7.02	(14.27)	1.91	5.00
Distributions from net investment income	(.01)	-	(.12)	-	-	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(4.53)	(4.27)	(7.35)
Total distributions	(.04)	(.01)	(.12)	(4.53)	(4.27)	(7.36)
Net asset value, end of period	$ 27.31	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Total Return B, C, D	18.37%	23.16%	59.70%	(54.45)%	6.46%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of fee waivers, if any	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.11% A	1.07%	1.02%	1.14%	1.15%	1.16%
Net investment income (loss)	(.15)% A	.12% H	.39%	.45%	.07%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 221	$ 206	$ 139	$ 355	$ 334
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.03	.06	(.04)	- J
Net realized and unrealized gain (loss)	4.40	4.48	7.21	(14.84)	1.94	5.06
Total from investment operations	4.36	4.47	7.24	(14.78)	1.90	5.06
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	(.01)	-	(4.45)	(4.19)	(7.35)
Total distributions	-	(.01)	(.05)	(4.45)	(4.19)	(7.35)
Net asset value, end of period	$ 28.26	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Total Return B, C, D	18.24%	22.98%	59.40%	(54.56)%	6.24%	17.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of all reductions	1.29% A	1.25%	1.22%	1.32%	1.34%	1.34%
Net investment income (loss)	(.32)% A	(.06)% H	.18%	.26%	(.12)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 344	$ 339	$ 253	$ 751	$ 827
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Income from Investment Operations
Net investment income (loss) E	(.11)	(.13) H	(.05)	(.06)	(.21)	(.18)
Net realized and unrealized gain (loss)	3.93	4.03	6.50	(13.38)	1.78	4.69
Total from investment operations	3.82	3.90	6.45	(13.44)	1.57	4.51
Distributions from net realized gain	-	(.01)	-	(4.27)	(4.00)	(7.35)
Net asset value, end of period	$ 25.19	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Total Return B, C, D	17.88%	22.29%	58.48%	(54.80)%	5.63%	16.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of fee waivers, if any	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of all reductions	1.87% A	1.82%	1.77%	1.89%	1.94%	1.96%
Net investment income (loss)	(.91)% A	(.64)% H	(.36)%	(.31)%	(.72)%	(.61)%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 40	$ 47	$ 175	$ 212
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Income from Investment Operations
Net investment income (loss) E	(.11)	(.12) H	(.05)	(.06)	(.21)	(.17)
Net realized and unrealized gain (loss)	3.89	3.97	6.43	(13.24)	1.78	4.65
Total from investment operations	3.78	3.85	6.38	(13.30)	1.57	4.48
Distributions from net realized gain	-	(.01)	-	(4.30)	(4.02)	(7.35)
Net asset value, end of period	$ 24.91	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Total Return B, C, D	17.89%	22.25%	58.48%	(54.80)%	5.66%	16.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of all reductions	1.86% A	1.82%	1.77%	1.89%	1.93%	1.94%
Net investment income (loss)	(.89)% A	(.63)% H	(.36)%	(.31)%	(.71)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 49	$ 43	$ 32	$ 94	$ 99
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.11	.17	.12	.14
Net realized and unrealized gain (loss)	4.75	4.83	7.73	(15.97)	2.06	5.34
Total from investment operations	4.77	4.92	7.84	(15.80)	2.18	5.48
Distributions from net investment income	(.08)	-	(.16)	-	(.04)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	(4.59)	(4.31)	(7.35)
Total distributions	(.11)	(.01)	(.16)	(4.59)	(4.35)	(7.46)
Net asset value, end of period	$ 30.46	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Total Return B, C	18.51%	23.54%	60.05%	(54.35)%	6.78%	17.52%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of fee waivers, if any	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of all reductions	.81% A	.80%	.77%	.88%	.87%	.91%
Net investment income (loss)	.15% A	.39% G	.64%	.70%	.35%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 360	$ 237	$ 122	$ 407	$ 216
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.05	.15 G	.16	.12
Net realized and unrealized gain (loss)	4.75	4.82	7.70	(13.81)
Total from investment operations	4.80	4.97	7.86	(13.69)
Distributions from net investment income	(.14)	-	(.23)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 30.45	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	18.64%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, I
Expenses before reductions	.62% A	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.62% A	.58%	.51%	.65% A
Expenses net of all reductions	.62% A	.56%	.49%	.64% A
Net investment income (loss)	.34% A	.62% G	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 47	$ 27	$ 5
Portfolio turnover rate F	39% A	99%	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Income from Investment Operations
Net investment income (loss) D	.02	.10 G	.11	.18	.14	.18
Net realized and unrealized gain (loss)	4.54	4.63	7.38	(15.31)	1.98	5.19
Total from investment operations	4.56	4.73	7.49	(15.13)	2.12	5.37
Distributions from net investment income	(.09)	-	(.19)	-	(.07)	(.15)
Distributions from net realized gain	(.03)	(.01)	-	(4.63)	(4.31)	(7.35)
Total distributions	(.12)	(.01)	(.19)	(4.63)	(4.38)	(7.50)
Net asset value, end of period	$ 29.13	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Total Return B, C	18.51%	23.67%	60.08%	(54.29)%	6.82%	17.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of fee waivers, if any	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of all reductions	.80% A	.73%	.69%	.79%	.82%	.78%
Net investment income (loss)	.17% A	.46% G	.71%	.79%	.40%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 53	$ 48	$ 45	$ 85	$ 81
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 251,881
Gross unrealized depreciation	(38,238)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,643

Tax cost	$ 1,023,289

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,129 and $328,209, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 303	$ 5
Class T	.25%	.25%	917	9
Class B	.75%	.25%	143	107
Class C	.75%	.25%	268	19
			$ 1,631	$ 140

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	17
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 356.29
Class T	403.22
Class B	43.30
Class C	78.29
Fidelity Value Strategies Fund	463.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	69.23
	$ 1,426

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 95	$ -
Fidelity Value Strategies Fund	1,041	-
Fidelity Value Strategies Fund Class K	256	-
Institutional Class	188	-
Total	$ 1,580	$ -
From net realized gain
Class A	$ 286	$ 61
Class T	-	91
Class B	-	10
Class C	-	15
Fidelity Value Strategies Fund	416	89
Fidelity Value Strategies Fund Class K	57	13
Institutional Class	64	17
Total	$ 823	$ 296

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	771	1,952	$ 19,932	$ 41,366
Reinvestment of distributions	14	3	352	58
Shares redeemed	(1,206)	(3,407)	(31,189)	(71,904)
Net increase (decrease)	(421)	(1,452)	$ (10,905)	$ (30,480)
Class T
Shares sold	667	1,950	$ 17,761	$ 43,085
Reinvestment of distributions	-	4	-	85
Shares redeemed	(2,218)	(5,007)	(59,798)	(108,781)
Net increase (decrease)	(1,551)	(3,053)	$ (42,037)	$ (65,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	6	124	$ 151	$ 2,491
Reinvestment of distributions	-	1	-	9
Shares redeemed	(404)	(996)	(9,662)	(19,662)
Net increase (decrease)	(398)	(871)	$ (9,511)	$ (17,162)
Class C
Shares sold	128	380	$ 2,977	$ 7,582
Reinvestment of distributions	-	1	-	14
Shares redeemed	(270)	(540)	(6,371)	(10,487)
Net increase (decrease)	(142)	(159)	$ (3,394)	$ (2,891)
Fidelity Value Strategies Fund
Shares sold	1,919	10,475	$ 54,702	$ 252,633
Reinvestment of distributions	51	4	1,407	86
Shares redeemed	(3,754)	(7,870)	(107,664)	(184,781)
Net increase (decrease)	(1,784)	2,609	$ (51,555)	$ 67,938
Fidelity Value Strategies Fund Class K
Shares sold	507	1,867	$ 14,351	$ 44,734
Reinvestment of distributions	11	1	313	13
Shares redeemed	(501)	(1,312)	(14,393)	(30,396)
Net increase (decrease)	17	556	$ 271	$ 14,351
Institutional Class
Shares sold	293	1,171	$ 8,124	$ 27,143
Reinvestment of distributions	9	1	237	16
Shares redeemed	(195)	(1,452)	(5,349)	(32,249)
Net increase (decrease)	107	(280)	$ 3,012	$ (5,090)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SOI-USAN-0711
1.786807.108

Fidelity® Value Strategies Fund

Class K

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 1,183.70	$ 6.04
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.29%
Actual		$ 1,000.00	$ 1,182.40	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.87%
Actual		$ 1,000.00	$ 1,178.80	$ 10.16
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.86%
Actual		$ 1,000.00	$ 1,178.90	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.81%
Actual		$ 1,000.00	$ 1,185.10	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Fidelity Value Strategies Fund Class K	.62%
Actual		$ 1,000.00	$ 1,186.40	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,185.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.2	1.9
GameStop Corp. Class A	4.0	1.9
Cott Corp.	3.5	2.6
Innophos Holdings, Inc.	1.9	1.5
AES Corp.	1.9	1.7
PPG Industries, Inc.	1.8	1.7
U.S. Bancorp, Delaware	1.7	1.7
Global Crossing Ltd.	1.6	0.7
American Electric Power Co., Inc.	1.4	1.4
Union Pacific Corp.	1.3	1.2
	24.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	15.3
Information Technology	13.5	11.1
Materials	13.1	11.5
Industrials	11.0	13.3
Financials	10.0	16.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 97.8%		Stocks 96.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	20.1%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 4,319
Delphi Corp. Class B (a)	230	5,612
TRW Automotive Holdings Corp. (a)	77,600	4,413
		14,344
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (d)	36,387	3,218
General Motors Co.	74,100	2,357
Harley-Davidson, Inc.	76,500	2,843
Volkswagen AG	18,856	3,159
		11,577
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	76,165	2,722
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,996
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	292,726	6,575
Brinker International, Inc.	177,108	4,566
Cedar Fair LP (depository unit)	231,920	4,812
O'Charleys, Inc. (a)	404,555	2,933
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,896
Wyndham Worldwide Corp.	203,867	7,097
		31,879
Household Durables - 2.7%
KB Home (d)	243,794	2,994
Lennar Corp. Class A	212,200	4,028
PulteGroup, Inc. (a)	1,078,525	9,103
Standard Pacific Corp. (a)(d)	1,526,900	6,062
Stanley Black & Decker, Inc.	74,137	5,477
Techtronic Industries Co. Ltd.	3,985,500	4,879
		32,543
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	184,535	6,555
Omnicom Group, Inc.	125,512	5,870
Regal Entertainment Group Class A (d)	229,900	3,115
Valassis Communications, Inc. (a)	196,589	5,707
		21,247
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	166,790	10,358
Asbury Automotive Group, Inc. (a)	483,141	8,117
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,395
Casual Male Retail Group, Inc. (a)	421,708	1,834
GameStop Corp. Class A (a)(d)	1,703,462	47,663
Jos. A. Bank Clothiers, Inc. (a)	88,587	5,058
		76,425
TOTAL CONSUMER DISCRETIONARY		197,733
CONSUMER STAPLES - 7.0%
Beverages - 4.1%
China New Borun Corp. ADR (d)	667,803	4,341
Cott Corp. (a)(d)(e)	4,801,368	41,822
Molson Coors Brewing Co. Class B	53,033	2,474
		48,637
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	5,590
United Natural Foods, Inc. (a)	76,700	3,337
		8,927
Food Products - 2.1%
Bunge Ltd.	102,500	7,631
Calavo Growers, Inc.	232,028	5,137
SunOpta, Inc. (a)	1,545,185	12,006
		24,774
TOTAL CONSUMER STAPLES		82,338
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	64,100	4,739
C&J Energy Services, Inc. (a)(f)	541,500	8,393
Ensco International Ltd. ADR	76,900	4,100
Halliburton Co.	134,300	6,735
		23,967
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)(d)	60,823	3,332
Cabot Oil & Gas Corp.	153,900	9,042
ConocoPhillips	200,300	14,666
Denbury Resources, Inc. (a)	512,580	11,256
Peabody Energy Corp.	96,600	5,927
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	56,000	$ 5,142
Suncor Energy, Inc.	73,200	3,056
Ultra Petroleum Corp. (a)	114,500	5,567
Whiting Petroleum Corp. (a)	51,000	3,422
Williams Companies, Inc.	154,500	4,850
		66,260
TOTAL ENERGY		90,227
FINANCIALS - 10.0%
Commercial Banks - 3.7%
BB&T Corp.	449,231	12,372
China Construction Bank Corp. (H Shares)	6,386,830	6,028
Regions Financial Corp.	812,863	5,739
U.S. Bancorp, Delaware	794,584	20,341
		44,480
Insurance - 4.7%
AEGON NV (a)	714,900	5,009
AFLAC, Inc.	250,055	11,950
Assurant, Inc.	85,200	3,152
Delphi Financial Group, Inc. Class A	298,511	8,708
Lincoln National Corp.	513,200	15,062
Reinsurance Group of America, Inc.	80,400	5,108
Unum Group	245,860	6,469
		55,458
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	215,313	4,143
Host Hotels & Resorts, Inc.	373,500	6,566
		10,709
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	152,404	4,028
Forest City Enterprises, Inc. Class A (a)	207,800	3,984
		8,012
TOTAL FINANCIALS		118,659
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Ardea Biosciences, Inc. (a)	88,497	2,212
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	361,000	$ 2,397
Zogenix, Inc.	1,218,341	5,251
		9,860
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	76,900	8,596
Covidien PLC	114,575	6,302
Hill-Rom Holdings, Inc.	56,300	2,570
Orthofix International NV (a)	94,517	3,859
Symmetry Medical, Inc. (a)	236,212	2,414
		23,741
Health Care Providers & Services - 3.4%
DaVita, Inc. (a)	80,798	6,791
Emeritus Corp. (a)(d)	356,066	8,332
Quest Diagnostics, Inc.	174,182	10,176
Universal Health Services, Inc. Class B	284,414	15,498
		40,797
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	184,300	9,191
Life Technologies Corp. (a)	74,100	3,851
PerkinElmer, Inc.	211,600	5,859
		18,901
Pharmaceuticals - 0.9%
Johnson & Johnson	153,600	10,336
TOTAL HEALTH CARE		103,635
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	107,200	7,668
Esterline Technologies Corp. (a)	101,822	7,700
Precision Castparts Corp.	19,410	3,049
Textron, Inc.	223,717	5,119
TransDigm Group, Inc. (a)	146,900	12,046
		35,582
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,698
Owens Corning (a)	310,211	11,850
		15,548
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	$ 2,493
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,045
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,385
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	175,529	8,531
Machinery - 3.6%
Accuride Corp. (a)	143,090	1,874
Blount International, Inc. (a)	292,004	4,949
Cummins, Inc.	77,300	8,135
Ingersoll-Rand Co. Ltd.	312,800	15,609
Navistar International Corp. (a)	56,789	3,741
Timken Co.	145,704	7,521
		41,829
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,724
Road & Rail - 1.3%
Union Pacific Corp.	148,800	15,620
TOTAL INDUSTRIALS		129,757
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,557
Juniper Networks, Inc. (a)	129,100	4,726
		9,283
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	3,635
Western Digital Corp. (a)	201,500	7,385
		11,020
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	69,980	4,737
Cognex Corp.	77,341	2,729
Vishay Intertechnology, Inc. (a)	154,600	2,454
		9,920
IT Services - 1.3%
Acxiom Corp. (a)	215,782	2,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CoreLogic, Inc. (a)	196,000	$ 3,550
Fidelity National Information Services, Inc.	268,430	8,638
		15,155
Office Electronics - 0.5%
Xerox Corp.	572,377	5,844
Semiconductors & Semiconductor Equipment - 7.7%
Fairchild Semiconductor International, Inc. (a)	162,500	2,932
Intersil Corp. Class A	773,578	11,101
KLA-Tencor Corp.	174,580	7,524
Lam Research Corp. (a)	212,153	9,970
Marvell Technology Group Ltd. (a)	815,300	13,240
MEMC Electronic Materials, Inc. (a)	283,800	2,986
Micron Technology, Inc. (a)	455,483	4,646
ON Semiconductor Corp. (a)	1,064,470	11,943
Spansion, Inc. Class A (a)	641,043	12,840
TriQuint Semiconductor, Inc. (a)	383,672	4,969
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	9,464
		91,615
Software - 1.4%
JDA Software Group, Inc. (a)	76,657	2,532
Microsoft Corp.	438,024	10,955
Nuance Communications, Inc. (a)	152,500	3,349
		16,836
TOTAL INFORMATION TECHNOLOGY		159,673
MATERIALS - 13.1%
Chemicals - 11.0%
Innophos Holdings, Inc.	500,410	22,463
LyondellBasell Industries NV Class A	1,398,224	61,251
PPG Industries, Inc.	236,200	20,951
Solutia, Inc. (a)	430,260	10,744
W.R. Grace & Co. (a)	219,128	10,253
Wacker Chemie AG	22,171	4,944
		130,606
Metals & Mining - 2.1%
Carpenter Technology Corp.	86,796	4,563
Globe Specialty Metals, Inc. (a)	360,745	8,174
Gulf Resources, Inc. (a)(g)	180,390	617
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	18,860	$ 1,061
Newcrest Mining Ltd.	230,011	9,748
		24,163
TOTAL MATERIALS		154,769
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	194,621	8,406
Cogent Communications Group, Inc. (a)	327,858	5,098
Global Crossing Ltd. (a)	533,568	18,590
		32,094
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	323,530	14,125
TOTAL TELECOMMUNICATION SERVICES		46,219
UTILITIES - 6.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	446,100	17,041
FirstEnergy Corp.	130,269	5,813
Southern Co.	153,700	6,160
		29,014
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	1,707,000	22,123
Calpine Corp. (a)	839,263	13,252
		35,375
Multi-Utilities - 0.9%
Alliant Energy Corp.	114,800	4,722
Sempra Energy	108,039	5,961
		10,683
TOTAL UTILITIES		75,072
TOTAL COMMON STOCKS (Cost $939,599)		1,158,082
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,827
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $930)	$ 1,145	945
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	23,293,316	23,293
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,785,288	51,785
TOTAL MONEY MARKET FUNDS (Cost $75,078)		75,078
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,017,838)		1,236,932
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(52,286)
NET ASSETS - 100%		$ 1,184,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,165,000 or 1.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	69
Total	$ 89
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 12,047	$ -	$ -	$ 41,822
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,560	$ 192,121	$ 8,439	$ -
Consumer Staples	82,338	82,338	-	-
Energy	90,227	81,834	-	8,393
Financials	118,659	113,650	5,009	-
Health Care	103,635	103,635	-	-
Industrials	129,757	129,757	-	-
Information Technology	159,673	159,673	-	-
Materials	154,769	154,769	-	-
Telecommunication Services	46,219	46,219	-	-
Utilities	75,072	75,072	-	-
Corporate Bonds	945	-	945	-
Money Market Funds	75,078	75,078	-	-
Total Investments in Securities:	$ 1,236,932	$ 1,214,146	$ 14,393	$ 8,393
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,978
Cost of Purchases	5,415
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,393
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.9%
Netherlands	5.6%
Canada	5.3%
Bermuda	3.4%
Ireland	1.9%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $437,049,000 of which $249,917,000 and $187,132,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,408) - See accompanying schedule: Unaffiliated issuers (cost $904,824)	$ 1,120,032
Fidelity Central Funds (cost $75,078)	75,078
Other affiliated issuers (cost $37,936)	41,822
Total Investments (cost $1,017,838)		$ 1,236,932
Receivable for investments sold		549
Receivable for fund shares sold		956
Dividends receivable		1,462
Interest receivable		4
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		1
Other receivables		7
Total assets		1,239,957

Liabilities
Payable for fund shares redeemed	$ 2,427
Accrued management fee	535
Distribution and service plan fees payable	267
Other affiliated payables	266
Other payables and accrued expenses	31
Collateral on securities loaned, at value	51,785
Total liabilities		55,311

Net Assets		$ 1,184,646
Net Assets consist of:
Paid in capital		$ 1,345,014
Accumulated net investment loss		(915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,092
Net Assets		$ 1,184,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($249,152 ÷ 9,123.7 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($363,203 ÷ 12,853.3 shares)	$ 28.26

Maximum offering price per share (100/96.50 of $28.26)	$ 29.28
Class B: Net Asset Value and offering price per share ($25,254 ÷ 1,002.4 shares)A	$ 25.19

Class C: Net Asset Value and offering price per share ($54,405 ÷ 2,183.7 shares)A	$ 24.91

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($370,986 ÷ 12,178.3 shares)	$ 30.46

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($56,353 ÷ 1,850.9 shares)	$ 30.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,293 ÷ 2,241.6 shares)	$ 29.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,609
Interest		10
Income from Fidelity Central Funds		89
Total income		5,708

Expenses
Management fee Basic fee	$ 3,299
Performance adjustment	(271)
Transfer agent fees	1,426
Distribution and service plan fees	1,631
Accounting and security lending fees	195
Custodian fees and expenses	15
Independent trustees' compensation	3
Registration fees	89
Audit	36
Legal	2
Miscellaneous	4
Total expenses before reductions	6,429
Expense reductions	(15)	6,414
Net investment income (loss)		(706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,482
Foreign currency transactions	(15)
Total net realized gain (loss)		68,467
Change in net unrealized appreciation (depreciation) on: Investment securities	129,130
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		129,131
Net gain (loss)		197,598
Net increase (decrease) in net assets resulting from operations		$ 196,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (706)	$ 1,322
Net realized gain (loss)	68,467	54,220
Change in net unrealized appreciation (depreciation)	129,131	147,568
Net increase (decrease) in net assets resulting from operations	196,892	203,110
Distributions to shareholders from net investment income	(1,580)	-
Distributions to shareholders from net realized gain	(823)	(296)
Total distributions	(2,403)	(296)
Share transactions - net increase (decrease)	(114,119)	(38,945)
Total increase (decrease) in net assets	80,370	163,869

Net Assets
Beginning of period	1,104,276	940,407
End of period (including accumulated net investment loss of $915 and undistributed net investment income of $1,371, respectively)	$ 1,184,646	$ 1,104,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Income from Investment Operations
Net investment income (loss) E	(.02)	.03 H	.06	.10	.02	.06
Net realized and unrealized gain (loss)	4.26	4.32	6.96	(14.37)	1.89	4.94
Total from investment operations	4.24	4.35	7.02	(14.27)	1.91	5.00
Distributions from net investment income	(.01)	-	(.12)	-	-	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(4.53)	(4.27)	(7.35)
Total distributions	(.04)	(.01)	(.12)	(4.53)	(4.27)	(7.36)
Net asset value, end of period	$ 27.31	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Total Return B, C, D	18.37%	23.16%	59.70%	(54.45)%	6.46%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of fee waivers, if any	1.11% A	1.08%	1.03%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.11% A	1.07%	1.02%	1.14%	1.15%	1.16%
Net investment income (loss)	(.15)% A	.12% H	.39%	.45%	.07%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 221	$ 206	$ 139	$ 355	$ 334
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.03	.06	(.04)	- J
Net realized and unrealized gain (loss)	4.40	4.48	7.21	(14.84)	1.94	5.06
Total from investment operations	4.36	4.47	7.24	(14.78)	1.90	5.06
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	(.01)	-	(4.45)	(4.19)	(7.35)
Total distributions	-	(.01)	(.05)	(4.45)	(4.19)	(7.35)
Net asset value, end of period	$ 28.26	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Total Return B, C, D	18.24%	22.98%	59.40%	(54.56)%	6.24%	17.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29% A	1.26%	1.24%	1.33%	1.35%	1.35%
Expenses net of all reductions	1.29% A	1.25%	1.22%	1.32%	1.34%	1.34%
Net investment income (loss)	(.32)% A	(.06)% H	.18%	.26%	(.12)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 344	$ 339	$ 253	$ 751	$ 827
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Income from Investment Operations
Net investment income (loss) E	(.11)	(.13) H	(.05)	(.06)	(.21)	(.18)
Net realized and unrealized gain (loss)	3.93	4.03	6.50	(13.38)	1.78	4.69
Total from investment operations	3.82	3.90	6.45	(13.44)	1.57	4.51
Distributions from net realized gain	-	(.01)	-	(4.27)	(4.00)	(7.35)
Net asset value, end of period	$ 25.19	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Total Return B, C, D	17.88%	22.29%	58.48%	(54.80)%	5.63%	16.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of fee waivers, if any	1.87% A	1.83%	1.78%	1.90%	1.95%	1.97%
Expenses net of all reductions	1.87% A	1.82%	1.77%	1.89%	1.94%	1.96%
Net investment income (loss)	(.91)% A	(.64)% H	(.36)%	(.31)%	(.72)%	(.61)%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 40	$ 47	$ 175	$ 212
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Income from Investment Operations
Net investment income (loss) E	(.11)	(.12) H	(.05)	(.06)	(.21)	(.17)
Net realized and unrealized gain (loss)	3.89	3.97	6.43	(13.24)	1.78	4.65
Total from investment operations	3.78	3.85	6.38	(13.30)	1.57	4.48
Distributions from net realized gain	-	(.01)	-	(4.30)	(4.02)	(7.35)
Net asset value, end of period	$ 24.91	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Total Return B, C, D	17.89%	22.25%	58.48%	(54.80)%	5.66%	16.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.83%	1.78%	1.90%	1.94%	1.95%
Expenses net of all reductions	1.86% A	1.82%	1.77%	1.89%	1.93%	1.94%
Net investment income (loss)	(.89)% A	(.63)% H	(.36)%	(.31)%	(.71)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 49	$ 43	$ 32	$ 94	$ 99
Portfolio turnover rate G	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.11	.17	.12	.14
Net realized and unrealized gain (loss)	4.75	4.83	7.73	(15.97)	2.06	5.34
Total from investment operations	4.77	4.92	7.84	(15.80)	2.18	5.48
Distributions from net investment income	(.08)	-	(.16)	-	(.04)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	(4.59)	(4.31)	(7.35)
Total distributions	(.11)	(.01)	(.16)	(4.59)	(4.35)	(7.46)
Net asset value, end of period	$ 30.46	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Total Return B, C	18.51%	23.54%	60.05%	(54.35)%	6.78%	17.52%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of fee waivers, if any	.81% A	.81%	.78%	.89%	.89%	.93%
Expenses net of all reductions	.81% A	.80%	.77%	.88%	.87%	.91%
Net investment income (loss)	.15% A	.39% G	.64%	.70%	.35%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 360	$ 237	$ 122	$ 407	$ 216
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.05	.15 G	.16	.12
Net realized and unrealized gain (loss)	4.75	4.82	7.70	(13.81)
Total from investment operations	4.80	4.97	7.86	(13.69)
Distributions from net investment income	(.14)	-	(.23)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 30.45	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	18.64%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, I
Expenses before reductions	.62% A	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.62% A	.58%	.51%	.65% A
Expenses net of all reductions	.62% A	.56%	.49%	.64% A
Net investment income (loss)	.34% A	.62% G	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 47	$ 27	$ 5
Portfolio turnover rate F	39% A	99%	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Income from Investment Operations
Net investment income (loss) D	.02	.10 G	.11	.18	.14	.18
Net realized and unrealized gain (loss)	4.54	4.63	7.38	(15.31)	1.98	5.19
Total from investment operations	4.56	4.73	7.49	(15.13)	2.12	5.37
Distributions from net investment income	(.09)	-	(.19)	-	(.07)	(.15)
Distributions from net realized gain	(.03)	(.01)	-	(4.63)	(4.31)	(7.35)
Total distributions	(.12)	(.01)	(.19)	(4.63)	(4.38)	(7.50)
Net asset value, end of period	$ 29.13	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Total Return B, C	18.51%	23.67%	60.08%	(54.29)%	6.82%	17.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of fee waivers, if any	.80% A	.74%	.70%	.80%	.83%	.79%
Expenses net of all reductions	.80% A	.73%	.69%	.79%	.82%	.78%
Net investment income (loss)	.17% A	.46% G	.71%	.79%	.40%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 53	$ 48	$ 45	$ 85	$ 81
Portfolio turnover rate F	39% A	99%	161%	142%	199%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 251,881
Gross unrealized depreciation	(38,238)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,643

Tax cost	$ 1,023,289

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,129 and $328,209, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 303	$ 5
Class T	.25%	.25%	917	9
Class B	.75%	.25%	143	107
Class C	.75%	.25%	268	19
			$ 1,631	$ 140

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	17
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 356.29
Class T	403.22
Class B	43.30
Class C	78.29
Fidelity Value Strategies Fund	463.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	69.23
	$ 1,426

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 95	$ -
Fidelity Value Strategies Fund	1,041	-
Fidelity Value Strategies Fund Class K	256	-
Institutional Class	188	-
Total	$ 1,580	$ -
From net realized gain
Class A	$ 286	$ 61
Class T	-	91
Class B	-	10
Class C	-	15
Fidelity Value Strategies Fund	416	89
Fidelity Value Strategies Fund Class K	57	13
Institutional Class	64	17
Total	$ 823	$ 296

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	771	1,952	$ 19,932	$ 41,366
Reinvestment of distributions	14	3	352	58
Shares redeemed	(1,206)	(3,407)	(31,189)	(71,904)
Net increase (decrease)	(421)	(1,452)	$ (10,905)	$ (30,480)
Class T
Shares sold	667	1,950	$ 17,761	$ 43,085
Reinvestment of distributions	-	4	-	85
Shares redeemed	(2,218)	(5,007)	(59,798)	(108,781)
Net increase (decrease)	(1,551)	(3,053)	$ (42,037)	$ (65,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class B
Shares sold	6	124	$ 151	$ 2,491
Reinvestment of distributions	-	1	-	9
Shares redeemed	(404)	(996)	(9,662)	(19,662)
Net increase (decrease)	(398)	(871)	$ (9,511)	$ (17,162)
Class C
Shares sold	128	380	$ 2,977	$ 7,582
Reinvestment of distributions	-	1	-	14
Shares redeemed	(270)	(540)	(6,371)	(10,487)
Net increase (decrease)	(142)	(159)	$ (3,394)	$ (2,891)
Fidelity Value Strategies Fund
Shares sold	1,919	10,475	$ 54,702	$ 252,633
Reinvestment of distributions	51	4	1,407	86
Shares redeemed	(3,754)	(7,870)	(107,664)	(184,781)
Net increase (decrease)	(1,784)	2,609	$ (51,555)	$ 67,938
Fidelity Value Strategies Fund Class K
Shares sold	507	1,867	$ 14,351	$ 44,734
Reinvestment of distributions	11	1	313	13
Shares redeemed	(501)	(1,312)	(14,393)	(30,396)
Net increase (decrease)	17	556	$ 271	$ 14,351
Institutional Class
Shares sold	293	1,171	$ 8,124	$ 27,143
Reinvestment of distributions	9	1	237	16
Shares redeemed	(195)	(1,452)	(5,349)	(32,249)
Net increase (decrease)	107	(280)	$ 3,012	$ (5,090)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

SOI-K-USAN-0711
1.863338.102

Fidelity®

Real Estate High Income
Fund

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.82%	$ 1,000.00	$ 1,106.40	$ 4.31
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.84	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
AAA,AA,A 33.7%	AAA,AA,A 37.2%
BBB 18.7%	BBB 16.2%
BB 14.6%	BB 16.9%
B 8.2%	B 9.9%
CCC,CC,C 9.3%	CCC,CC,C 7.1%
D 0.4%	D 0.7%
Not Rated 5.4%	Not Rated 4.5%
Equities 4.7%	Equities 3.8%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Interfund Loans 0.0%	Interfund Loans 0.1%
CMOs and Other Mortgage Related Securities 72.3%	CMOs and Other Mortgage Related Securities 77.5%
Asset-Backed Securities 10.2%	Asset-Backed Securities 8.6%
Nonconvertible Bonds 4.9%	Nonconvertible Bonds 4.7%
Convertible Bonds, Preferred Stocks 5.7%	Convertible Bonds, Preferred Stocks 4.9%
Floating Rate Loans 1.7%	Floating Rate Loans 0.3%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 3.7%

Semiannual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 5.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.0%
Homebuilders/Real Estate - 1.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 1,960,000	$ 1,957,550
Inland Real Estate Corp. 4.625% 11/15/26		1,693,000	1,697,233
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		500,000	501,875
ProLogis Trust 1.875% 11/15/37		1,000,000	990,625
SL Green Realty Corp. 3% 3/30/27 (d)		1,500,000	1,498,125
			6,645,408
Nonconvertible Bonds - 4.9%
Diversified Financial Services - 0.0%
Wrightwood Capital LLC 9% 6/1/14 (b)(d)		1,000,000	300,000
Healthcare - 0.9%
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (d)		730,000	730,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,272,859
Skilled Healthcare Group, Inc. 11% 1/15/14		2,040,000	2,096,100
			6,098,959
Homebuilders/Real Estate - 2.4%
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	248,594
7.875% 9/1/20		2,437,000	2,850,157
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)		1,000,000	996,200
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,040,000	1,938,000
7.625% 6/1/15		605,000	605,000
HCP, Inc. 3.75% 2/1/16		1,000,000	1,027,230
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,095,440
HMB Capital Trust V 3.9095% 12/15/36 (b)(d)(e)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,102,084
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,078,920
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,457,063
Ventas Realty LP:
6.5% 6/1/16		1,000,000	1,035,000
6.75% 4/1/17		2,080,000	2,210,000
			15,643,688
Hotels - 1.6%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)		450,000	452,250
6% 11/1/20		805,000	805,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 2,045,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,090,699	6,997,873
			10,300,123
TOTAL NONCONVERTIBLE BONDS			32,342,770
TOTAL CORPORATE BONDS (Cost $37,904,531)			38,988,178
Asset-Backed Securities - 10.2%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (d)		856,000	815,608
Class E, 9.314% 5/24/37 (d)		1,570,000	1,515,678
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5553% 3/23/19 (d)(e)		1,763,703	1,604,970
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 2.994% 6/26/34 (d)(e)		254,146	24,379
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(d)		1,500,000	247,500
Series 1998-A Class F, 7.44% 5/15/20 (b)(d)		569,758	28,488
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.6958% 3/20/50 (d)(e)		750,000	45,000
Class E, 2.2958% 3/20/50 (d)(e)		3,000,000	90,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		5,600,000	5,657,680
Class B, 5.267% 6/25/35 (d)		2,203,500	2,203,500
Cbre Realty Finance Cdo 2007-1/LLC 0.5438% 4/7/52 (d)(e)		6,490,169	4,608,020
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		1,595,000	1,212,200
Class B2, 1.6585% 12/28/35 (d)(e)		1,665,000	1,048,950
Class D, 9% 12/28/35 (d)		5,216,350	1,304,088
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,406,689	1,674,542
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	931,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		$ 2,200,000	$ 1,980,000
Series 2002-IGA:
Class A, 0.7228% 7/28/17 (d)(e)		515,205	511,207
Class B, 1.6228% 7/28/35 (d)(e)		921,000	902,027
Series 2004-1A Class H1, 3.9628% 1/28/40 (d)(e)		2,239,458	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.619% 11/28/39 (d)(e)		1,000,000	30,000
Class F, 5.119% 11/28/39 (d)(e)		1,050,000	26,250
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		3,250,122	455,017
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.694% 6/25/35 (e)(g)		1,070,000	59,059
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.844% 9/25/46 (d)(e)		1,624,622	16,246
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.744% 8/26/30 (d)(e)		569,710	102,548
Class E, 2.194% 8/26/30 (d)(e)		1,102,380	45,528
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9316% 12/28/33 (e)		1,665,000	1,561,392
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.929% 8/28/38 (d)(e)		3,810,000	3,390,900
Class C1B, 7.696% 8/28/38 (d)		893,000	704,398
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (d)		1,243,695	1,243,695
Class C, 5.08% 7/24/39 (d)		1,225,000	1,199,030
Class D, 5.194% 7/24/39 (d)		2,160,000	2,098,008
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	121,104
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.144% 9/25/46 (d)(e)		1,190,000	178,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9223% 2/5/36 (d)(e)		2,269,429	227
Class E, 4.7723% 2/5/36 (d)(e)		637,384	64
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (d)		2,897,000	2,927,708
Class IV, 6.84% 5/22/37 (d)		2,787,000	2,593,582
Asset-Backed Securities - continued
		Principal Amount (c)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.: - continued
Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		$ 778,000	$ 700,200
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (d)(e)		4,815,000	2,070,450
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (d)(e)		8,555,000	7,613,950
Class A1B, 0.638% 9/25/26 (d)(e)		5,230,000	4,393,200
Class A2A, 0.528% 9/25/26 (d)(e)		8,775,000	8,073,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5785% 11/21/40 (d)(e)		1,700,000	1,513,000
TOTAL ASSET-BACKED SECURITIES (Cost $89,170,582)			67,521,893
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 5.0%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.408% 3/15/22 (d)(e)		420,641	420,147
Bear Stearns Commercial Mortgage Securities Trust Series 2006-BBA7 Class C, 0.438% 3/15/19 (d)(e)		2,630,000	2,551,100
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		205,910	6,767
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		654,687	209,829
Class B4, 6.61% 7/25/32 (d)(e)		778,244	76,744
Series 2002-R2 Class 2B4, 4.3134% 7/25/33 (d)(e)		116,065	27,748
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		604,892	227,018
Class B4, 5.75% 8/25/43 (d)		269,339	27,745
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		113,046	44,718
Class B4, 4.5% 10/25/18 (d)		45,218	9,438
Class B5, 4.5% 10/25/18 (d)		138,045	9,175
Series 2003-50:
Class B4, 5% 11/25/18 (d)		139,457	38,657
Class B5, 5% 11/25/18 (d)		137,783	7,295
Series 2003-R1:
Class 2B4, 4.0372% 2/25/43 (d)(e)		89,376	23,907
Class 2B5, 4.0372% 2/25/43 (d)(e)		258,090	21,906
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		259,380	9,219
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R3 Class B3, 5.5% 11/25/33		$ 377,019	$ 30,156
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		349,407	11,239
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7638% 9/25/19 (d)(e)		106,346	44,665
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		202,247	60,674
Class 4B4, 7% 10/25/17		51,265	4,101
Series 2005-2 Class CB4, 5.2299% 3/25/35 (d)(e)		621,417	388
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.618% 4/25/20 (d)(e)		2,240,000	2,298,912
Series 2010-K6 Class B, 5.5324% 12/26/46 (d)(e)		3,650,000	3,744,880
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		2,577,376	258
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		115,782	54,662
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		214,802	214,833
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,289,968
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.698% 6/15/22 (d)(e)		7,079,948	6,796,750
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		7,500,000	7,755,000
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		392,824	154,178
Class B2, 7% 2/19/30 (d)		181,465	36,149
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1539% 7/10/35 (d)(e)		790,663	679,970
Series 2005-A Class B6, 2.2039% 3/10/37 (d)(e)		648,106	217,051
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7039% 12/10/35 (d)(e)		278,792	175,583
Series 2004-A:
Class B7, 4.4539% 2/10/36 (d)(e)		316,409	180,701
Class B9, 9.2039% 2/10/36 (d)(e)		515,114	261,575
Series 2004-B:
Class B8, 4.9539% 2/10/36 (d)(e)		267,045	153,524
Class B9, 8.4539% 2/10/36 (d)(e)		453,206	273,056
Series 2004-C:
Class B7, 3.7039% 9/10/36 (d)(e)		1,485,885	810,996
Class B8, 4.4539% 9/10/36 (d)(e)		1,323,145	555,192
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B9, 7.2039% 9/10/36 (d)(e)		$ 495,295	$ 174,740
Series 2005-A:
Class B10, 8.7039% 3/10/37 (d)(e)		405,067	32,405
Class B7, 3.2039% 3/10/37 (d)(e)		1,215,200	303,800
Class B9, 5.9539% 3/10/37 (d)(e)		1,411,252	169,350
Series 2005-B:
Class B7, 3.3039% 6/10/37 (d)(e)		1,586,928	163,930
Class B8, 4.1039% 6/10/37 (d)(e)		546,609	35,202
Class B9, 5.9539% 6/10/37 (d)(e)		528,976	32,056
Series 2005-C:
Class B7, 3.3039% 9/10/37 (d)(e)		1,672,203	135,783
Class B8, 3.9539% 9/10/37 (d)(e)		969,406	30,245
Class B9, 5.9039% 9/10/37 (d)(e)		125,231	1,666
Series 2005-D:
Class B7, 4.448% 12/15/37 (d)(e)		1,514,785	49,079
Class B8, 5.948% 12/15/37 (d)(e)		398,579	4,584
Series 2006-A Class B7, 3.698% 3/15/38 (d)(e)		314,504	2,170
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7723% 12/5/36 (d)(e)		3,771,136	377
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		182,362	159,200
TOTAL PRIVATE SPONSOR			32,810,461
U.S. Government Agency - 0.2%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		528,235	299,176
Class B4, 7% 9/25/41 (g)		289,285	101,074
Class B5, 7% 9/25/41 (g)		168,006	12,468
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.8332% 2/25/42 (d)(e)		115,025	52,475
Class 3B5, 3.8332% 2/25/42 (d)(e)		87,138	4,877
Class B4, 6% 2/25/42 (d)		251,457	7,131
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.8498% 1/25/42 (d)(e)		99,344	30,219
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (g)		1,891,187	587,705
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B4, 5.75% 12/25/42 (g)		$ 780,856	$ 34,411
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.917% 6/25/43 (e)(g)		329,467	98,037
Class 2B5, 3.917% 6/25/43 (e)(g)		272,689	23,579
TOTAL U.S. GOVERNMENT AGENCY			1,251,152
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,068,521)			34,061,613
Commercial Mortgage Securities - 67.1%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,376,657
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9169% 2/14/29 (d)(e)		2,225,000	2,236,793
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,406,936
Class B2, 7.525% 4/14/29		26,000	27,021
Class B5, 7.525% 4/14/29		4,476,925	4,072,004
Series 1997-D5:
Class A3, 7.1325% 2/14/43 (e)		1,007,000	1,075,981
Class A5, 7.2025% 2/14/43 (e)		1,679,000	1,777,969
Class A6, 7.4525% 2/14/43 (e)		1,675,000	1,769,777
Class A7, 7.6925% 2/14/43 (e)		2,865,000	3,013,968
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.4371% 2/10/51 (d)(e)		1,970,000	1,428,851
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,907,987
Series 2005-1 Class A3, 4.877% 11/10/42		901,219	901,190
Series 2003-1 Class G, 5.608% 9/11/36 (d)		2,210,000	2,290,865
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(e)		1,650,000	8,250
Class L, 4.637% 7/10/42 (d)(e)		1,690,000	8,450
Series 2005-1 Class CJ, 5.1854% 11/10/42 (e)		4,020,000	4,216,533
Series 2005-4 Class H, 5.3579% 7/10/45 (d)(e)		525,000	85,465
Series 2005-6 Class AJ, 5.368% 9/10/47 (e)		2,000,000	2,023,983
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.458% 3/15/22 (d)(e)		$ 1,215,000	$ 1,211,963
Class J, 1.248% 3/15/22 (d)(e)		3,095,000	2,785,500
Class K, 2.198% 3/15/22 (d)(e)		4,742,501	3,865,138
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (e)		3,175,000	3,148,368
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.458% 3/15/19 (d)(e)		1,420,000	1,377,400
Class E, 0.518% 3/15/19 (d)(e)		2,220,000	2,153,400
Class F, 0.538% 3/15/19 (d)(e)		940,000	911,800
Class G, 0.638% 3/15/19 (d)(e)		1,585,000	1,426,500
Series 1998-C1 Class F, 6% 6/16/30 (d)		675,000	708,819
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		1,005,000	979,723
Class H, 5.64% 2/14/31 (d)		1,625,030	1,523,015
Class I, 5.64% 2/14/31 (d)		3,455,000	2,125,325
Series 2006-T22 Class B, 5.7046% 4/12/38 (d)(e)		1,370,000	1,353,627
Series 2007-BBA8:
Class K, 1.398% 3/15/22 (d)(e)		1,720,000	891,776
Class L, 2.098% 3/15/22 (d)(e)		3,981,213	1,680,239
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,282,186	4,078,782
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		121,282	51,654
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5161% 10/25/22 (d)(e)		62,411	38,082
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,276,636	2,392,283
Class H, 6.34% 5/18/30 (d)		3,300,000	2,719,549
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,342,864	559,595
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	4,116,446
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (d)(e)		2,120,000	2,086,605
COMM pass-thru certificates:
floater Series 2005-F10A Class E, 0.568% 4/15/17 (d)(e)		3,100,000	2,793,875
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		$ 4,150,000	$ 4,174,005
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		2,896,105	2,932,306
Series 2001-J2A Class F, 7.0341% 7/16/34 (d)(e)		1,583,000	1,587,418
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (d)		329,207	338,273
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(e)		1,243,458	1,291,063
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	4,887,850
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,081,471
Class H, 6% 11/17/32		4,372,000	1,474,565
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	2,548,797
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		2,876,000	3,155,990
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,000,000	12,432,879
Class H, 6% 5/17/40 (d)		2,501,123	217,667
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		7,574,000	8,187,945
Class G, 6.75% 11/11/30 (d)		1,065,000	1,086,849
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		214,393	42,879
Series 2002-CKP1 Class KZ, 0% 12/15/35 (d)(e)		6,026,000	4,278,460
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	1,820,737
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.098% 2/15/22 (d)(e)		2,385,000	119,250
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.844% 3/25/17 (d)(e)		1,220,000	997,731
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.394% 3/25/17 (d)(e)		1,890,000	1,500,188
Class G, 7.194% 3/25/17 (d)(e)		1,600,000	1,005,500
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		6,101,000	4,514,740
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7285% 11/10/46 (d)(e)		1,240,000	1,222,727
Class F, 5.7285% 11/10/46 (d)(e)		2,250,000	2,116,307
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		1,721,030	1,723,666
Class J, 6.22% 6/15/31		7,160,000	6,056,648
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		$ 4,935,580	$ 5,124,638
Series 1998-CG1 Class B4, 7.4574% 6/10/31 (d)(e)		5,777,000	6,147,094
Series 2000-CKP1 Class B3, 8.1363% 11/10/33 (e)		1,620,000	1,617,434
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1078% 3/13/28 (e)		1,046,039	1,065,239
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (d)		3,000,000	3,137,348
FHLMC Multifamily Structured Pass Through Certs. Series K013 Class X3, 2.8844% 1/25/43 (e)(f)		5,370,000	924,683
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,409,596	3,415,223
Series 2001-C4 Class K, 6% 12/12/33 (d)		3,700,000	3,689,475
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class G, 6.936% 3/15/33 (d)		2,980,000	2,958,561
Class H, 7.039% 3/15/33 (d)		1,015,000	1,017,833
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		3,007,000	3,097,264
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,723,446
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1637% 9/25/45 (d)(e)		2,300,000	2,325,956
Series 2011-K10 Class B, 4.7565% 11/25/49 (d)(e)		1,650,000	1,587,661
Series 2011-K11 Class B, 4.569% 12/25/48 (d)(e)		3,190,000	3,028,415
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		4,334,918	4,337,085
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,946,412
Series 2002-1A Class H, 7.3843% 12/10/35 (d)(e)		1,055,000	1,065,960
Series 2005-C3 Class J, 5.2884% 7/10/45 (d)(e)		2,277,000	1,391,600
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,483,852
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		4,867,401	5,071,136
Class G, 6.75% 4/15/29 (e)		4,128,000	4,530,414
Class H, 6.75% 4/15/29 (e)		6,130,384	1,686,580
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,516,604	3,650,515
Series 1999-C2I Class K, 6.481% 9/15/33 (g)		7,875,000	3,662,050
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		743,146	746,019
Class J, 6.974% 8/15/36		2,788,000	2,773,069
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class K, 6.974% 8/15/36		$ 5,260,000	$ 1,959,876
Series 2000-C1 Class K, 7% 3/15/33		2,473,000	1,803,510
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		3,380,000	3,505,378
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		3,210,000	2,989,874
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(e)		900,000	254,053
Class K, 4.685% 8/10/42 (d)(e)		1,700,000	269,111
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(e)		3,736,000	4,007,607
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (d)(e)		2,850,000	2,422,500
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	63,000
Class K, 5.067% 8/10/38 (d)(e)		720,000	72,000
Series 2006-RR2:
Class M, 5.7598% 6/23/46 (d)(e)		727,000	0
Class N, 5.7598% 6/23/46 (d)(e)		160,000	0
Series 2010-C1 Class E, 4% 8/10/43 (d)		5,701,000	4,575,851
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3887% 7/15/46 (d)(e)		2,440,000	2,407,467
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		2,003,000	10,015
Class X, 0.8372% 10/15/32 (d)(e)(f)		9,483,653	8,535
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	727,591
Class E, 6.135% 7/12/37 (d)		1,686,000	1,735,143
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,553,002
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)		3,300,000	3,784,046
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(e)		4,170,000	4,339,778
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.378% 2/15/19 (d)(e)		1,622,281	1,589,838
Series 2006-FL1A Class E, 0.568% 2/15/20 (d)(e)		577,132	543,432
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,143,966
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,107,230
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-PRKS Class A, 9.7496% 1/15/15 (d)(e)		$ 2,400,009	$ 1,763,767
Series 2010-C2:
Class D, 5.7151% 11/15/43 (d)(e)		3,120,000	3,138,191
Class XB, 0.7549% 11/15/43 (d)(e)(f)		26,860,000	1,189,533
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,798,049	6,001,103
Series 1999-C7:
Class G, 6% 10/15/35 (d)		2,631,348	2,690,586
Class H, 6% 10/15/35 (d)		1,991,000	2,037,221
Class NR, 6% 10/15/35 (d)		2,655,844	1,074,804
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,205,000	1,196,499
Class H, 6% 7/15/31 (d)		2,045,000	14,315
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	514,429
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		4,037,000	4,261,457
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1054% 4/25/21 (e)		81,143	55,461
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,155,507
Series 2005-C7:
Class AJ, 5.323% 11/15/40		3,740,000	3,729,985
Class AM, 5.263% 11/15/40 (e)		518,000	544,325
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,179,720
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,294,144
Class P, 5.868% 11/15/33		1,320,000	679,495
Series 2002-C1:
Class J, 6.95% 3/15/34 (d)(e)		1,319,000	1,345,529
Class K, 6.428% 3/15/34 (d)		4,024,000	4,029,246
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	790,218
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,301,914
Series 2006-C4:
Class AJ, 6.0982% 6/15/38 (e)		3,315,000	3,260,066
Class AM, 6.0982% 6/15/38 (e)		3,840,000	4,015,278
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	195,020
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	57,488
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	$ 551,000	$ 363,850
Class G, 4.384% 7/12/37	CAD	275,000	175,593
Class H, 4.384% 7/12/37	CAD	184,000	113,632
Class J, 4.384% 7/12/37	CAD	275,000	164,298
Class K, 4.384% 7/12/37	CAD	275,000	158,985
Class L, 4.384% 7/12/37	CAD	184,000	102,960
Class M, 4.384% 7/12/37	CAD	772,000	335,990
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	493,344
Class G, 4.525% 11/12/37 (e)	CAD	846,000	494,410
Class H, 4.525% 11/12/37 (e)	CAD	235,000	128,615
Class J, 4.525% 11/12/37 (e)	CAD	248,000	126,161
Class K, 4.525% 11/12/37 (e)	CAD	261,000	127,429
Class L, 4.525% 11/12/37 (e)	CAD	248,000	116,257
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	701,058
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		6,518,878	6,820,054
Series 1998-C3 Class E, 7.0445% 12/15/30 (e)		1,462,000	1,567,625
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,301,472	607,013
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,616,766
Class J, 5.695% 7/12/34 (d)		700,000	452,660
Series 2004-MKB1 Class F, 5.8365% 2/12/42 (d)(e)		1,380,000	1,335,506
Series 2006-C1:
Class AJ, 5.8543% 5/12/39 (e)		1,240,000	1,202,430
Class AM, 5.8543% 5/12/39 (e)		700,000	730,389
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (d)		645,000	0
Class G, 12.349% 1/15/37 (d)		465,000	0
Class IO, 8.1429% 1/15/37 (e)(f)		744,164	41,227
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	0
Class E, 8.309% 10/15/40 (d)		441,000	0
Class F, 10.223% 10/15/40 (d)		772,000	0
Class G, 12.929% 10/15/40 (d)(e)		497,000	0
Series 2005-C3:
Class D, 7.7% 5/15/44 (d)		1,039,000	0
Class E, 8.757% 5/15/44 (d)		738,000	0
Class F, 10.813% 5/20/44 (d)		479,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2005-C3:
Class G, 10% 5/15/44 (d)		$ 673,000	$ 0
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.628% 7/15/19 (d)(e)		2,750,000	2,284,058
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		2,870,744	2,870,744
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,797,812
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,148,510
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,447,796
Series 1997-RR:
Class F, 7.4059% 4/30/39 (d)(e)		1,210,132	1,198,031
Class G1, 7.6597% 4/30/39 (d)(e)		1,877,126	107,559
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		2,170,000	2,361,828
Class G, 7.35% 7/15/32 (d)		1,590,000	985,800
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		4,405,745	4,426,928
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	565,608
Class N, 6.54% 3/15/32 (d)		305,233	6,105
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		1,071,000	1,079,137
Class N, 5.91% 11/15/31 (d)		1,600,000	1,343,777
Class O, 5.91% 11/15/31 (d)		2,187,356	793,815
Series 2003-IQ5 Class C, 5.4169% 4/15/38 (e)		1,200,000	1,244,484
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,052,000
Series 2011-C1 Class E, 5.4417% 9/15/47 (d)(e)		1,500,000	1,482,840
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		1,237,000	1,213,864
Series 2000-PRIN Class C, 7.9518% 2/23/34 (e)		2,519,000	2,833,077
Series 2001-TOP3 Class E, 7.278% 7/15/33 (d)(e)		1,130,000	1,154,121
Series 2003-TOP9 Class E, 5.7319% 11/13/36 (d)(e)		630,000	633,253
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (d)		3,996,483	4,262,818
Class G, 5% 8/20/30 (d)		2,427,000	2,498,636
Class J, 5% 8/20/30 (d)		2,240,000	2,278,304
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,803,354
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,949,596	2,173,605
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.9165% 2/15/13 (d)(e)		3,765,000	3,876,932
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.8244% 4/15/24 (d)(e)		$ 3,230,000	$ 3,265,833
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	926,920
Class G, 4.456% 9/12/38 (d)	CAD	585,000	441,785
Class H, 4.456% 9/12/38 (d)	CAD	390,000	274,346
Class J, 4.456% 9/12/38 (d)	CAD	390,000	254,894
Class K, 4.456% 9/12/38 (d)	CAD	195,000	111,393
Class L, 4.456% 9/12/38 (d)	CAD	281,000	148,587
Class M, 4.456% 9/12/38 (d)	CAD	1,400,602	401,396
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,073,141
Class G, 4.57% 4/12/23	CAD	505,000	341,432
Class H, 4.57% 4/12/23	CAD	505,000	326,052
Class J, 4.57% 4/12/23	CAD	505,000	311,506
Class K, 4.57% 4/12/23	CAD	253,000	149,171
Class L, 4.57% 4/12/23	CAD	757,000	426,833
Class M, 4.57% 4/12/23	CAD	2,222,418	567,147
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(d)(e)		384,889	269,422
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(e)		2,500,000	2,692,624
Series 2001-C1 Class E, 6.31% 12/18/35		1,115,287	1,112,175
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (d)(e)		1,360,000	1,394,146
Class E5, 6.5% 2/18/34 (d)(e)		2,160,000	2,225,751
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		984,303	1,023,183
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		3,185,000	3,232,363
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.983% 8/15/39 (e)		1,150,000	1,176,726
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,606,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.773% 7/15/24 (d)(e)		2,500,000	782,119
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,409,349
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,441,757
Series 2004-C11:
Class D, 5.5416% 1/15/41 (e)		2,720,000	2,638,580
Class E, 5.5916% 1/15/41 (e)		2,465,000	2,177,402
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4841% 7/15/41 (e)		$ 2,030,000	$ 1,936,540
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	2,004,644
Class C, 5.21% 8/15/41		1,260,000	1,292,329
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		1,250,000	1,188,746
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 6.9752% 10/18/31 (d)(e)		5,163,000	5,171,746
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $450,547,308)			444,694,707
Common Stocks - 0.0%
	Shares
Homebuilders/Real Estate - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d) (Cost $152)	15,170	152
Preferred Stocks - 4.7%

Convertible Preferred Stocks - 0.0%
Homebuilders/Real Estate - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	294	7,828
Nonconvertible Preferred Stocks - 4.7%
Homebuilders/Real Estate - 4.7%
Annaly Capital Management, Inc. Series A, 7.875%	108,781	2,791,320
Apartment Investment & Management Co.:
Series T, 8.00%	103,000	2,625,470
Series U, 7.75%	36,000	913,680
CBL & Associates Properties, Inc. 7.375%	129,000	3,214,680
Cedar Shopping Centers, Inc. 8.875%	56,272	1,404,549
CenterPoint Properties Trust Series D, 5.377%	1,934	1,257,100
Corporate Office Properties Trust Series H, 7.50%	5,000	126,100
Equity Lifestyle Properties, Inc. 8.034%	137,670	3,520,222
Essex Property Trust, Inc. Series H 7.125%	61,727	1,580,211
First Potomac Realty Trust 7.75%	70,000	1,792,000
Hersha Hospitality Trust Series B, 8.00%	58,500	1,444,365
LaSalle Hotel Properties Series G, 7.25%	51,925	1,270,605
Lexington Realty Trust 7.55%	20,000	491,600
MFA Financial, Inc. Series A, 8.50%	12,100	306,735
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
ProLogis Trust 6.75%	68,000	$ 1,671,440
PS Business Parks, Inc.:
6.875%	34,911	879,059
7.20%	19,500	492,375
7.375%	37,300	946,674
Public Storage:
Series M, 6.625%	112,791	2,919,031
Series P, 6.50%	67,748	1,738,414
		31,385,630
TOTAL PREFERRED STOCKS (Cost $30,519,744)		31,393,458
Floating Rate Loans - 1.7%
	Principal Amount (c)
Healthcare - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	$ 3,585,000	3,531,225
Homebuilders/Real Estate - 1.0%
Capital Automotive LP term loan 5% 3/11/17 (e)	2,840,538	2,840,538
Equity Inns Reality LLC Tranche A, term loan 9% 11/2/12 (e)	4,000,000	3,595,000
		6,435,538
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,500,000	1,500,000
TOTAL FLOATING RATE LOANS (Cost $11,461,617)		11,466,763
Preferred Securities - 0.2%

Diversified Financial Services - 0.0%
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,515,000	0
Lenox Ltd. Series 2007-1 3/4/45 (d)	1,865,000	0
		21
Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	90,000
Preferred Securities - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - continued
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	$ 3,100,000	$ 930,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	275,000
		1,295,000
TOTAL PREFERRED SECURITIES (Cost $13,274,480)		1,295,021
Cash Equivalents - 5.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $37,567,000)	$ 37,567,113	37,567,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $725,513,935)		666,988,785
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,613,543)
NET ASSETS - 100%		$ 662,375,242
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,979,143 or 59.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,920,438 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 109,608
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 457,749
Class B4, 7% 9/25/41	11/2/01	$ 134,518
Class B5, 7% 9/25/41	11/2/01	$ 36,121
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,425,187
Class B4, 5.75% 12/25/42	3/25/03	$ 415,806
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.917% 6/25/43	9/29/03	$ 133,794
Class 2B5, 3.917% 6/25/43	9/29/03	$ 37,220
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.694% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$37,567,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 5,503,045
Barclays Capital, Inc.	8,511,982
Credit Agricole Securities (USA), Inc.	4,152,187
HSBC Securities (USA), Inc.	7,266,327
Mizuho Securities USA, Inc.	3,633,163
RBS Securities, Inc.	1,026,360
UBS Securities LLC	7,266,327
Wells Fargo Securities LLC	207,609
$ 37,567,000
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 31,393,610	$ 30,128,530	$ 7,828	$ 1,257,252
Corporate Bonds	38,988,178	-	38,688,178	300,000
Asset-Backed Securities	67,521,893	-	19,621,518	47,900,375
Collateralized Mortgage Obligations	34,061,613	-	31,787,962	2,273,651
Commercial Mortgage Securities	444,694,707	-	392,094,123	52,600,584
Floating Rate Loans	11,466,763	-	9,966,763	1,500,000
Preferred Securities	1,295,021	-	-	1,295,021
Cash Equivalents	37,567,000	-	37,567,000	-
Total Investments in Securities:	$ 666,988,785	$ 30,128,530	$ 529,733,372	$ 107,126,883
Percentage of Market Value:	100%	4.5%	79.4%	16.1%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,290,527
Total Realized Gain (Loss)	(97,277)
Total Unrealized Gain (Loss)	613,795
Cost of Purchases	-
Proceeds of Sales	(549,793)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,257,252
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 613,795
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 300,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 300,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -
Asset-Backed Securities
Beginning Balance	$ 22,265,849
Total Realized Gain (Loss)	326,044
Total Unrealized Gain (Loss)	7,772,918
Cost of Purchases	8,982,294
Proceeds of Sales	(7,225,782)
Amortization/Accretion	(771,426)
Transfers in to Level 3	19,626,614
Transfers out of Level 3	(3,076,136)
Ending Balance	$ 47,900,375
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 3,849,525
Collateralized Mortgage Obligations
Beginning Balance	$ 2,507,416
Total Realized Gain (Loss)	(105,193)
Total Unrealized Gain (Loss)	571,621
Cost of Purchases	91,547
Proceeds of Sales	(397,525)
Amortization/Accretion	(326,797)
Transfers in to Level 3	-
Transfers out of Level 3	(67,418)
Ending Balance	$ 2,273,651
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 516,525
Commercial Mortgage Securities
Beginning Balance	$ 25,460,698
Total Realized Gain (Loss)	(6,563,039)
Total Unrealized Gain (Loss)	12,483,817
Cost of Purchases	3,049,604
Proceeds of Sales	(1,624,026)
Amortization/Accretion	(75,379)
Transfers in to Level 3	20,191,005
Transfers out of Level 3	(322,096)
Ending Balance	$ 52,600,584
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 5,650,271
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 1,496,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,790
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	960
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,500,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,790
Preferred Securities
Beginning Balance	$ 1,157,021
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,142,182
Cost of Purchases	-
Proceeds of Sales	(998,548)
Amortization/Accretion	(5,634)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,295,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 141,235

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 2 to Level 3 were attributable to the lack of observable market data for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $17,635,414 of which $5,138,254 and $12,497,160 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $37,567,000) - See accompanying schedule: Unaffiliated issuers (cost $725,513,935)		$ 666,988,785
Cash		274,028
Receivable for investments sold		5,040
Dividends receivable		59,969
Interest receivable		3,539,525
Prepaid expenses		299
Total assets		670,867,646

Liabilities
Payable for investments purchased	$ 7,061,646
Payable for fund shares redeemed	600,000
Distributions payable	291,789
Accrued management fee	390,113
Other affiliated payables	33,259
Other payables and accrued expenses	115,597
Total liabilities		8,492,404

Net Assets		$ 662,375,242
Net Assets consist of:
Paid in capital		$ 742,094,413
Undistributed net investment income		6,533,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,737,396)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,515,595)
Net Assets, for 80,455,939 shares outstanding		$ 662,375,242
Net Asset Value, offering price and redemption price per share ($662,375,242 ÷ 80,455,939 shares)		$ 8.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2011

Investment Income
Dividends		$ 881,128
Interest (including $14,410 from affiliated interfund lending)		24,180,302
Total income		25,061,430

Expenses
Management fee	$ 2,245,094
Transfer agent fees	47,383
Accounting fees and expenses	145,618
Custodian fees and expenses	8,462
Independent trustees' compensation	1,587
Audit	117,285
Legal	773
Miscellaneous	3,717
Total expenses before reductions	2,569,919
Expense reductions	(228)	2,569,691
Net investment income (loss)		22,491,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,958,090)
Foreign currency transactions	(873)
Total net realized gain (loss)		(7,958,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	48,745,693
Assets and liabilities in foreign currencies	947
Total change in net unrealized appreciation (depreciation)		48,746,640
Net gain (loss)		40,787,677
Net increase (decrease) in net assets resulting from operations		$ 63,279,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,491,739	$ 38,532,185
Net realized gain (loss)	(7,958,963)	(3,601,561)
Change in net unrealized appreciation (depreciation)	48,746,640	75,618,627
Net increase (decrease) in net assets resulting from operations	63,279,416	110,549,251
Distributions to shareholders from net investment income	(31,772,763)	(43,928,303)
Share transactions Proceeds from sales of shares	33,161,000	230,443,645
Reinvestment of distributions	29,243,668	40,409,396
Cost of shares redeemed	(16,806,436)	(131,387,177)
Net increase (decrease) in net assets resulting from share transactions	45,598,232	139,465,864
Total increase (decrease) in net assets	77,104,885	206,086,812

Net Assets
Beginning of period	585,270,357	379,183,545
End of period (including undistributed net investment income of $6,533,820 and undistributed net investment income of $15,814,844, respectively)	$ 662,375,242	$ 585,270,357
Other Information Shares
Sold	4,165,502	31,944,922
Issued in reinvestment of distributions	3,680,066	5,623,956
Redeemed	(2,102,394)	(18,224,415)
Net increase (decrease)	5,743,174	19,344,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2011

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 63,279,416
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Change in receivable for investments sold	66,188
Change in dividend receivable	53,500
Change in interest receivable	18,266
Change in prepaid expenses	1,795
Change in other assets	77
Change in payable for investments purchased	6,479,310
Change in other payables and accrued expenses	26,291
Purchases of long-term investments	(79,144,673)
Proceeds from sales of long-term investments	58,212,735
Purchases of and proceeds from maturities/sales of short-term investments - net	(19,894,505)
Net cash from return of capital distributions	198,792
Net amortization/accretion of premium/discount	(2,988,497)
Net realized loss on investment securities and foreign currency transactions	7,958,963
Change in net unrealized (appreciation) depreciation on investment securities and assets and liabilities in foreign currencies	(48,746,640)
Net cash used by operating activities	(14,478,982)

Cash flows from financing activities:
Cash Distributions Paid	(2,455,422)
Proceeds from sales of shares	33,161,000
Cost of shares redeemed	(16,206,436)
Net cash provided in financing activities	14,499,142
Net increase in cash	20,160
Cash, beginning of year	253,868
Cash, end of year	$ 274,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.83	$ 6.85	$ 5.76	$ 10.11	$ 11.37	$ 11.37
Income from Investment Operations
Net investment income (loss) D	.286	.567	.598	.804	.871	.958
Net realized and unrealized gain (loss)	.524	1.096	.844	(4.294)	(1.177)	.090
Total from investment operations	.810	1.663	1.442	(3.490)	(.306)	1.048
Distributions from net investment income	(.410)	(.683)	(.352)	(.835)	(.924)	(.928)
Distributions from net realized gain	-	-	-	(.025)	(.030)	(.120)
Total distributions	(.410)	(.683)	(.352)	(.860)	(.954)	(1.048)
Net asset value, end of period	$ 8.23	$ 7.83	$ 6.85	$ 5.76	$ 10.11	$ 11.37
Total Return B, C	10.64%	25.65%	26.28%	(37.01)%	(2.96)%	9.80%
Ratios to Average Net Assets E
Expenses before reductions	.82% A	.83%	.90%	.85%	.82%	.82%
Expenses net of fee waivers, if any	.82% A	.83%	.90%	.84%	.82%	.82%
Expenses net of all reductions	.82% A	.83%	.90%	.83%	.82%	.82%
Net investment income (loss)	7.18% A	7.67%	10.11%	9.33%	8.02%	8.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 662,375	$ 585,270	$ 379,184	$ 312,363	$ 520,417	$ 599,768
Portfolio turnover rate	19% A	17%	18%	20%	17%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of May 31, 2011, 33% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards, controlled foreign corporations and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,931,790
Gross unrealized depreciation	(105,458,051)
Net unrealized appreciation (depreciation) on securities and other investments	$ (58,526,261)

Tax cost	$ 725,515,046

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $78,188,297 and $58,036,047, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 9,210,949.41%

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,061 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2011, the results of its operations, the changes in its net assets and its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 27, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

REHI-USAN-0711
1.786816.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011